Filed with the U.S. Securities and Exchange Commission on April 26, 2024
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre‑Effective Amendment No.	[ ]
Post‑Effective Amendment No. 320	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 322	[X]
(Check appropriate box or boxes.)

LISTED FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)

(Registrant’s Telephone Number, including Area Code): (414) 765-6511

Gregory Bakken, President
Listed Funds Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:
Laura E. Flores
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 30, 2024 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ______________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
    [ ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

TrueShares Technology, AI & Deep Learning ETF (LRNZ)
The Opal Dividend Income ETF (DIVZ)
(formerly TrueShares Low Volatility Equity Income ETF)
TrueShares Eagle Global Renewable Energy Income ETF (RNWZ)

Listed on the NYSE Arca, Inc.

April 30, 2024

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
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TRUESHARES TECHNOLOGY, AI & DEEP LEARNING ETF - FUND SUMMARY
Investment Objective
The TrueShares Technology, AI & Deep Learning ETF (the “Fund” or “AI ETF”) seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.69%
* Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$70	3 Years:	$221	5 Years:	$384	10 Years:	$859
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”) that pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in the common stock of technology, artificial intelligence and deep learning companies. The Fund generally considers a company to be a technology, artificial intelligence and/or deep learning company if it derives 50% or more of its revenues or profits from the development, advancement and/or use of technology, including artificial intelligence-and/or deep learning-related technologies, or if it has committed 50% or more of its research and development-dedicated capital to the development, advancement and/or use of such technology, each measured at the time of investment. In addition, Black Hill Capital Partners, LLC, the Fund’s sub-adviser (“Black Hill” or the “Sub-Adviser”), seeks to select companies that have a competitive advantage with respect to the development and utilization of artificial intelligence, machine learning, or other deep learning technologies. “Artificial intelligence,” or AI, refers to the development or use by a business of computer systems that perform tasks previously requiring human intelligence, such as decision-making or audio or visual identification or perception. “Machine learning” refers to technologies that enable a computer to “learn” from data it has processed to incorporate different assumptions or past experience into future computations or analyses. “Deep learning” refers to a more advanced level of “learning” and involves minimal human interference at the beginning of the learning process.
The Sub-Adviser selects companies for the Fund’s portfolio by assessing whether the company’s business is a secular growth business, a cyclical growth business, or a newly public company and then evaluates the value and growth prospects for each company using the following criteria.
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•Secular Growth Companies - Companies that do not closely track a seasonal or cyclical trend. In selecting such companies for the Fund’s portfolio, the Sub-Adviser seeks companies that it believes are in the best position to succeed in what is a very competitive technology space. Research on these companies is also continuously augmented with information from additional sources such as Wall Street sell-side investment banks (e.g., Merrill Lynch, Morgan Stanley, etc.) and other proprietary information sources from many parts of the technology sector. The Sub-Adviser has established buy-and-hold positions in these companies and does not expect significant turnover of these companies within the portfolio. The Sub-Adviser expects to let these investments grow over time from positive trends in their sector, market positioning and superior products. The Fund generally invests in secular growth companies to a greater extent than in cyclical growth or newly public companies.
•Cyclical Growth Companies - Companies that are known for following the cycles of an economy through expansion, peak, recession, and recovery. Most cyclical stocks belong to companies that sell non-essential items consumers can afford to buy more of during a booming economy. These stocks are also from companies that consumers choose to spend less with or cut back on during a recession. In selecting such companies for the Fund’s portfolio, the Sub-Adviser utilizes fundamental analysis, with an emphasis on revenue growth, margins, and select balance sheet items which it believes are more consistent indicators of cyclical bottoms. The Fund seeks to sell its cyclical growth holdings when their margins peak in the economic cycle.
•Newly Public Companies - Companies that have recently gone through an initial public offering (“IPO”) and are now publicly traded on a stock exchange. In selecting such companies for the Fund’s portfolio, the Sub-Adviser follows developments in the private market to seek to identify companies that will fit the Fund’s investment profile at the time of their IPO. When a new company that fits the Fund’s investment profile enters the market via an IPO, the Sub-Adviser will generally seek to build the Fund’s position in that company over the course of a four to six month period following the IPO.
The Fund’s portfolio will be primarily composed of common stock of U.S. companies, although the portfolio may include common stock of non-U.S. companies from time to time. The Fund’s portfolio is typically comprised of the 20 to 30 most attractive securities based on the Sub-Adviser’s analysis.
The Sub-Adviser anticipates keeping a significant portion of the Fund’s portfolio in cash (up to 20%) during periods when the Sub-Adviser believes it is merited. These cash positions will be utilized to purchase securities when the Sub-Adviser identifies an event-based investment opportunity in a secular growth company that has driven down share prices but will not, in the Sub-Adviser’s opinion, impact the secular nature of the company. The cash positions also may be used in the event of a bear market or an instance in which the Sub-Adviser believes that the market is experiencing a valuation correction (i.e., a move that is not reflected in overall economic data).
After initial purchase, company weightings typically fluctuate with the market. The Sub-Adviser will manage inflows and outflows (i.e., fluctuations in Fund assets from creations and redemptions of Fund shares) by referencing existing stock weights coupled with its view of a company’s forward rate of return potential.
While many portfolio holdings have a larger capitalization, the Fund may also invest in small and medium capitalized companies, as TrueMark Investments, LLC (the “Adviser”), the Fund’s investment adviser, believes these relatively smaller companies may provide above average capital appreciation and dividend yield.
The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.
The Fund concentrates (i.e., invests at least 25% of its assets) investments in one or more industries in the Information Technology Sector. While the Fund’s exposure to the industries within the Information Technology Sector may vary over time, as of March 31, 2024, the Fund’s holdings were concentrated within the Software Industry. For purposes of this policy, each sector and industry is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and S&P Dow Jones Indices.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Artificial Intelligence, Machine Learning and Deep Learning Investment Risk. Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of artificial intelligence, machine learning and other deep learning technologies. The extent of such technologies’ versatility has not yet been fully explored.
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Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of activities in addition to their AI, machine learning and deep learning activities, and the economic fortunes of such companies may be tied to such other activities. Currently, there are few public companies for which artificial intelligence, machine learning and deep learning technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests. Companies that do have a focus on such technologies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies.  These companies also tend to engage in significant amounts of spending on research and development, and there is no guarantee that these products or services will be successful. The securities of such companies, especially smaller, start-up companies, are also typically more volatile than those of companies that do not rely heavily on technology.
•Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than other funds that remain fully invested.
•Concentration Risk. The Fund intends to concentrate its investments in one or more industries within the Information Technology Sector and, as of March 31, 2024, the Fund’s investments were concentrated in the Software Industry.
◦Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.
Many computer software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of
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market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
•Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the Information Technology Sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
•IPO Risk. The Fund may at times have the opportunity to invest in IPO shares. The market value of IPO shares can have significant volatility due to factors such as the absence of a prior public market, unseasoned trading, a small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs and the Fund may lose money on an investment in such securities.
•Management Risk. Your investment in the Fund varies with the success and failure of the Fund management team’s investment strategies and the Fund management team’s research, analysis, and determination of portfolio securities. If the Adviser’s and Sub-Adviser’s investment strategies, including their stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more
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unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•New Issuer Risk. The market value of shares of newly-public companies may fluctuate considerably due to limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in shares of new issuers involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the NASDAQ Composite Total Return Index, which reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Returns
The calendar year-to-date total return of the Fund as of March 31, 2024 was 2.30%. During the period of time shown in the bar chart, the highest quarterly return was 28.34% for the quarter ended December 31, 2023, and the lowest quarterly return was -30.13% for the quarter ended June 30, 2022.
Average Annual Total Returns
(for periods ended December 31, 2023)

TrueShares Technology, AI & Deep Learning ETF	1 Year	Since Inception (2/28/2020)
Return Before Taxes	67.08%	11.73%
Return After Taxes on Distributions	67.08%	11.71%
Return After Taxes on Distributions and Sale of Shares	39.71%	9.25%
NASDAQ Composite Total Return Index (reflects no deduction for fees, expenses, or taxes)	44.64%	16.65%
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Adviser	TrueMark Investments, LLC
Sub-Adviser	Black Hill Capital Partners, LLC
Portfolio Manager	Sangbum Kim, CEO of the Sub-Adviser, has been portfolio manager of the Fund since July 2020
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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THE OPAL DIVIDEND INCOME ETF (formerly TrueShares Low Volatility Equity Income ETF) - FUND SUMMARY
Investment Objective
The The Opal Dividend Income ETF (the “Fund” or “Dividend Income ETF”) seeks to provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$66	3 Years:	$208	5 Years:	$362	10 Years:	$810
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing 25-35 stocks of companies that pay dividends and expect to grow the dividends over time and are trading at attractive valuations at the time of the investment. The Fund’s investment adviser, TrueMark Investments, LLC (the “Adviser”), and sub-adviser, Opal Capital LLC (the “Sub-Adviser”), will seek to invest in such companies that are established businesses with high cash flow, stable revenue streams, and more disciplined capital reinvestment programs which may, in turn, experience lower volatility relative to the overall equity market.
The Adviser and Sub-Adviser will focus on companies whose stock is listed on a U.S. exchange with market capitalizations greater than $8 billion, but may include companies with market capitalizations of less than $8 billion if their dividend yields are above the market average. The Adviser and Sub-Adviser will select companies for the Fund that, in the Sub-Adviser’s determination, provide the best combination of dividend yield with potential for dividend growth and are currently under-valued in the market. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities, including common stocks and American Depositary Receipts (“ADRs”).
The Sub-Adviser makes its initial identification of potential portfolio securities based on its assessment of a company’s ability and commitment to sustain and grow its dividends. The Sub-Adviser seeks to identify such companies by utilizing a combination of quantitative and qualitative indicators of the company’s financial position, growth opportunities, historical payouts, and management commentary, as well as the competitive landscape.
The Sub-Adviser will then review the current market valuation of these companies which the Sub-Adviser believes are under-valued. The Sub-Adviser first identifies “high quality companies,” which are generally defined as companies with a sustainable competitive advantage, offering stable and growing free cash flows, and quality management teams that have the capital discipline to distribute dividends to shareholders. The Sub-Adviser then selects companies whose stock is trading at a valuation that it believes offers an
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opportunity to generate above average returns over time. The Sub-Adviser utilizes a variety of metrics (e.g., price compared to earnings ratio, market capitalization compared to book value, free cash flow yield, etc.) in the valuation process and seeks to identify companies that are attractively priced both in absolute terms and relative to their peers with a preference of companies with higher free cash flow.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Depositary Receipts Risk. Depositary receipts, including ADRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.
•Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, companies owned by the Fund that have historically paid a dividend may reduce or discontinue their dividends, thus reducing the yield of the Fund.
•Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
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◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Tax Risk. To qualify for the favorable tax treatment generally available to a regulated investment company (a “RIC”) within the meaning of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must satisfy, among other requirements described in the SAI, certain diversification requirements. Given the concentration of the Fund’s investments in a relatively small number of securities, it may not always be possible for the Fund to fully implement its investment strategy while satisfying these diversification requirements. The Fund’s efforts to pursue its investment strategy may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
•Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s and Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception
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periods compare with those of the S&P 500 Total Return Index, which reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Return
The calendar year-to-date total return of the Fund as of March 31, 2024 was 7.79%. During the period of time shown in the bar chart, the highest quarterly return was 13.04% for the quarter ended December 31, 2022, and the lowest quarterly return was -6.91% for the quarter ended June 30, 2022.
Average Annual Total Returns
(for periods ended December 31, 2023)

The Opal Dividend Income ETF	1 Year	Since Inception (1/27/2021)
Return Before Taxes	-0.73%	7.50%
Return After Taxes on Distributions	-1.57%	6.51%
Return After Taxes on Distributions and Sale of Shares	0.13%	5.71%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	24.23%	8.56%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Adviser	TrueMark Investments, LLC
Sub-Adviser	Opal Capital LLC
Portfolio Manager	Austin Graff, CFA, Founder, Chief Executive Officer, and Chief Investment Officer for the Sub-Adviser, has been portfolio manager of the Fund since January 2021
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
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Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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TRUESHARES EAGLE GLOBAL RENEWABLE ENERGY INCOME ETF
Investment Objective
The TrueShares Eagle Global Renewable Energy Income ETF (the “Fund” or the “Energy Income ETF”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.75%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$77	3 Years:	$240	5 Year	$417	10 Year	$930
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period ended December 31, 2023, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in equity securities of domestic and foreign companies that primarily own or operate assets used in the development, generation, production, transmission, storage and sale of alternative and renewable energy such as solar power, wind power, biofuels, hydropower, nuclear or geothermal power (collectively, “Renewable Energy Infrastructure Companies”). The Renewable Energy Infrastructure Companies in which the Fund may invest may range from small- to large-capitalization companies. The Fund also may invest in American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) of Renewable Energy Infrastructure Companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in Renewable Energy Infrastructure Companies.
Eagle Global Advisors, LLC (the “Sub-Adviser”), the Fund’s investment sub-adviser, selects investments for the Fund’s portfolio from a universe of Renewable Energy Infrastructure Companies by utilizing a fundamentally-driven investment process which includes the analysis of global macro-economic and geo-political factors, fundamental company analysis, internal valuation methods, and the projected rate of return from the investment given its expected level of risk.
The Sub-Adviser may sell a security when it no longer meets the criteria for inclusion in the Fund’s investment universe, when the security has not met or exceeded its projected rate of return or when a more attractive investment becomes available.
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or smaller number of issuers than diversified funds. The Fund will concentrate (i.e., hold more than 25% of its total assets) in the securities of companies in the Utilities Industry Group within the Utilities Sector, as classified by the Global Industry Classification Standard.
Under normal market conditions, the Fund expects to invest at least 40% of its assets in the securities of issuers that are tied economically to a number of countries throughout the world.
As of March 31, 2024, the Fund had significant investment exposure to Renewable Energy Infrastructure Companies, the securities of which are issued and listed in Europe.
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Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Associated Risk of Investing in Renewable Energy Infrastructure Companies. Renewable Energy Infrastructure Companies’ future growth may be dependent upon government policies that support renewable power generation and enhance the economic viability of owning renewable electric generation assets. Such policies can include renewable portfolio standard programs, which mandate that a specified percentage of electricity sales come from eligible sources of renewable energy, accelerated cost-recovery systems of depreciation and tax credits.
The electricity produced and revenues generated by a renewable energy generation facility, including solar electric or wind energy, is highly dependent upon suitable weather conditions. These assets may not be able to operate in extreme weather conditions, such as during a severe freeze. Furthermore, components used in the generation of renewable energy could be damaged by severe weather, such as hailstorms or tornadoes. In addition, replacement and spare parts for key components may be difficult or costly to acquire or may be unavailable. Unfavorable weather and atmospheric conditions could impair the effectiveness of assets or reduce their output beneath their rated capacity or require shutdown of key equipment, impeding operation of renewable assets. Actual climatic conditions at a facility site, particularly wind conditions, may not conform to the historical findings and, therefore, renewable energy facilities may not meet anticipated production levels or the rated capacity of the generation assets.
A portion of revenues from investments in renewable infrastructure assets will be tied, either directly or indirectly, to the wholesale market price for electricity in the markets served. Wholesale market electricity prices are impacted by a number of factors including: the price of fuel (e.g., natural gas) that is used to generate electricity; the cost and management of generation and the amount of excess generating capacity relative to load in a particular market; and conditions (such as extremely hot or cold weather) that impact electrical system demand. Owners of renewable infrastructure assets may attempt to secure fixed prices for their power production through the use of financial hedges; but may not be able to deliver power to collect such fixed price, rendering those hedges ineffective or creating economic losses for renewable infrastructure assets. In addition, there is uncertainty surrounding the trend in electricity demand growth, which is influenced by macroeconomic conditions; absolute and relative energy prices; and energy conservation and demand management. This volatility and uncertainty in power markets could have a material adverse effect on the assets, liabilities, financial condition, operations and/or cash flow of the Renewable Energy Infrastructure Companies in which the Fund invests.
•Concentration Risk. The Fund intends to concentrate its investments in the Utilities Industry Group within the Utilities Sector.
◦Utilities Industry Group Risk. As a result of the Fund’s concentration in the Utilities Industry Group, the Fund will be more susceptible to the risks associated with that industry group than a fund that does not concentrate its investments. The Utilities Industry Group includes utility companies such as electric, gas and water utilities. It also includes independent power producers and energy traders and companies that engage in generation and distribution of electricity using renewable sources. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting companies in the Utilities Industry Group. The prices of the securities of companies operating in the Utilities Industry Group are closely tied to government regulation and market competition and may be affected by supply and demand, consumer incentives, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes, among other factors.
•Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser (defined below), the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to
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disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Fund Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Depositary Receipts Risk. ADRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political, social and economic conditions, currency developments or restrictions, and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.
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◦Europe-Specific Risk. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The United Kingdom (“UK”) formally withdrew from the EU on January 31, 2020 (commonly referred to as “Brexit”) and entered an 11-month transition period, which concluded on December 31, 2020, with the UK leaving the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Certain aspects of Brexit have had an adverse impact on the region, leading to increased inflation, labor shortages and business closures, among others. There is still considerable uncertainty relating to the potential consequences associated with the UK’s exit and whether its exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the UK, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for these economies that could potentially have an adverse effect on the value of the Fund’s investments. In addition, the UK has been a target of terrorism in the past. Acts of terrorism in Europe or the UK or against such countries’ interests abroad may cause uncertainty in the European or UK financial markets and adversely affect the performance of the issuers to which the Fund has exposure.
•Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund. In particular, the Adviser’s and Sub-Adviser’s evaluations and assumptions regarding global energy needs, the development of non-carbon-based energy technologies, the effectiveness and marketability of “clean energy” technologies, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
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•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P Global Infrastructure Total Return Index, which reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Return
The calendar year-to-date total return of the Fund as of March 31, 2024 was -7.88%. During the period of time shown in the bar chart, the highest quarterly return was 12.74% for the quarter ended December 31, 2023, and the lowest quarterly return was -16.17% for the quarter ended September 30, 2023.
Average Annual Total Returns
(for periods ended December 31, 2023)

TrueShares Eagle Global Renewable Energy Income ETF	1 Year	Since Inception (12/8/2022)
Return Before Taxes	-4.65%	-5.13%
Return After Taxes on Distributions	-4.85%	-5.31%
Return After Taxes on Distributions and Sale of Shares	-1.95%	-3.55%
S&P Global Infrastructure Total Return Index (reflects no deduction for fees, expenses, or taxes)	6.79%	4.79%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Adviser	TrueMark Investments, LLC (the “Adviser”)
Sub-Adviser	Eagle Global Advisors, LLC
Portfolio Managers
Michael Cerasoli, CFA, Portfolio Manager for the Sub-Adviser, Alex Meier, Portfolio Manager for the Sub-Adviser, and Steven S. Russo, Senior Partner for the Sub-Adviser, have been portfolio managers of the Fund since its inception in December 2022

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Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT THE FUNDS
Investment Objectives
Each Fund’s investment objective may be changed by the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”) without shareholder approval upon written notice to shareholders.
Principal Investment Strategies
The following information is in addition to, and should be read along with, the description of each Fund’s principal investment strategies in each section titled “Fund Summary—Principal Investment Strategies” above.
In accordance with Rule 35d-1 under the 1940 Act, the AI ETF has adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in the common stock of technology, artificial intelligence and deep learning companies. The AI ETF generally considers a company to be a technology, artificial intelligence and/or deep learning company if it derives 50% or more of its revenue or profits from the development, advancement and/or use of technology, including artificial intelligence- and/or deep learning-related technologies, or if it has committed 50% or more of its research and development-dedicated capital to the development, advancement and/or use of technology, each measured at the time of investment.
Similarly, the Dividend Income ETF has adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities, including common stocks and ADRs.
In addition, the Energy Income ETF has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in Renewable Energy Infrastructure Companies. The Energy Income ETF generally considers a company to be in Renewable Energy Infrastructure if it primarily owns or operates assets used in the development, generation, production, transmission, storage and sale of alternative and renewable energy such as solar power, wind power, biofuels, hydropower, nuclear or geothermal power.
The foregoing non-fundamental policies may be changed without shareholder approval upon 60 days’ written notice to shareholders.
Temporary Defensive Positions
For temporary defensive purposes during adverse market, economic, political or other conditions, the Funds may invest in cash or cash equivalents or short-term instruments such as commercial paper, money market mutual funds, or short-term U.S. government securities. Taking a temporary defensive position may result in a Fund not achieving its investment objective.
Principal Investment Risks
An investment in a Fund entails risks. A Fund could lose money, or its performance could trail that of other investment alternatives. The following provides additional information about each Fund’s principal risks. It is important that investors closely review and understand these risks before making an investment in a Fund. Each risk applies to each Fund unless otherwise specified. Just as in each Fund’s summary section, the principal risks below are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the applicable Fund, regardless of the order in which it appears.
•Artificial Intelligence and Machine Learning Risk (AI ETF only). Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of artificial intelligence, machine learning and other deep learning technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may not be significantly tied to such technologies. Currently, there are few public companies for which artificial intelligence, machine learning and deep learning technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests. Companies that do have a focus on such technologies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. These companies also tend to engage in significant amounts of spending on research and development, and there is no guarantee that these products or services will be successful. The securities of such companies, especially smaller, start-up companies, are also typically more volatile than those of companies that do not rely heavily on technology.
•Associated Risks with Investing in Renewable Energy Infrastructure Companies (Energy Income ETF only). Renewable Energy Infrastructure Companies’ future growth may be dependent upon government policies that support renewable power generation and enhance the economic viability of owning renewable electric generation assets. Such policies can include renewable portfolio standard programs, which mandate that a specified percentage of electricity sales come from eligible sources of renewable energy, accelerated cost-recovery systems of depreciation and tax credits.
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The electricity produced and revenues generated by a renewable energy generation facility, including solar electric or wind energy, is highly dependent upon suitable weather conditions. These assets may not be able to operate in extreme weather conditions, such as during a severe freeze. Furthermore, components used in the generation of renewable energy could be damaged by severe weather, such as hailstorms or tornadoes. In addition, replacement and spare parts for key components may be difficult or costly to acquire or may be unavailable. Unfavorable weather and atmospheric conditions could impair the effectiveness of assets or reduce their output beneath their rated capacity or require shutdown of key equipment, impeding operation of renewable assets. Actual climatic conditions at a facility site, particularly wind conditions, may not conform to the historical findings and, therefore, renewable energy facilities may not meet anticipated production levels or the rated capacity of the generation assets.
A portion of revenues from investments in renewable infrastructure assets will be tied, either directly or indirectly, to the wholesale market price for electricity in the markets served. Wholesale market electricity prices are impacted by a number of factors including: the price of fuel (for example, natural gas) that is used to generate electricity; the cost and management of generation and the amount of excess generating capacity relative to load in a particular market; and conditions (such as extremely hot or cold weather) that impact electrical system demand. Owners of renewable infrastructure assets may attempt to secure fixed prices for their power production through the use of financial hedges; but may not be able to deliver power to collect such fixed price, rendering those hedges ineffective or creating economic losses for renewable infrastructure assets. In addition, there is uncertainty surrounding the trend in electricity demand growth, which is influenced by macroeconomic conditions; absolute and relative energy prices; and energy conservation and demand management. This volatility and uncertainty in power markets could have a material adverse effect on the assets, liabilities, financial condition, results of operations and cash flow of the companies in which the Fund invests.
◦Decreases in Government Budgets, Subsidies, Allowed Rate of Return or Regulations Risk. Poor economic conditions could have an effect on government budgets and threaten the continuation of government subsidies such as regulated revenues, cash grants, U.S. federal income tax benefits or state renewables portfolio standards that benefit Renewable Energy Infrastructure Companies. Such conditions may also lead to adverse changes in laws or, if applicable, the rate of return allowed by a government for renewable infrastructure assets. A number of states and municipal authorities are experiencing fiscal pressures as they seek to address budget deficits. The reduction or elimination of renewable generation targets, tariffs or subsidies or adverse changes in law could have a material adverse effect on the profitability of some existing projects, and the lack of availability of projects undertaken in reliance on the continuation of such subsidies could adversely affect the growth plan of Renewable Energy Infrastructure Companies.
Development of new renewable energy sources and the overall growth of the renewable energy industry has recently been supported by state or provincial, national, supranational and international policies. Some of the companies in which the Fund may invest benefit from such incentives. The attractiveness of renewable energy to purchasers of renewable assets, as well as the economic return available to project sponsors, is often enhanced by such incentives. There is a risk that regulations that provide incentives for renewable energy could change or expire in a manner that adversely impacts the market for Renewable Energy Infrastructure Companies generally. Any such changes may impact the competitiveness of renewable energy generally and the economic value of new projects undertaken by Renewable Energy Infrastructure Companies.
Renewable Energy Infrastructure Companies rely in part on environmental and other regulations of industrial and local government activities, including regulations granting subsidies or mandating reductions in carbon or other greenhouse gas emissions and minimum biofuel content in fuel or use of energy from renewable sources. If the businesses to which such regulations relate were deregulated or if such subsidies or regulations were changed or weakened, the profitability of Renewable Energy Infrastructure Companies could suffer.
The production from renewable infrastructure assets is often the subject of various tax relief measures or tax incentives. These assets currently are largely contingent on public policy mechanisms including, among others, investment tax credits (ITCs), cash grants, loan guarantees, accelerated depreciation, carbon trading plans, environmental tax credits and research and development incentives, all of which play an important role in the profitability of renewable energy projects. In the future, it is possible that some or all of these will be suspended, curtailed, not renewed or revoked. These mechanisms have been implemented at the U.S. federal and state levels and in other jurisdictions where our assets are located to support the development of renewable power generation and other clean infrastructure technologies. The availability and continuation of public policy support mechanisms will drive a significant part of the economics and viability of clean energy investments.
◦Hydrology, Solar and Wind Changes Risk. The revenues and cash flows generated by renewable infrastructure assets are often correlated to the amount of electricity generated, which for some assets is dependent upon available water flows, solar conditions, wind conditions and weather conditions generally. Hydrology, solar, wind and weather conditions have natural variations from season to season and from year to year and may also change permanently because of climate change or other factors. A natural disaster could also impact water flows within the watersheds in which Renewable Energy Infrastructure Companies may operate. Wind energy is highly dependent upon weather conditions and, in particular, on wind conditions.
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The profitability of a wind farm depends not only on observed wind conditions at the site, which are inherently variable, but also on whether observed wind conditions are consistent with assumptions made during the project development phase.
◦Operational Disruption Risk. Operational disruptions of Renewable Energy Infrastructure Companies or the third parties on which they depend may be caused by technical breakdowns at power generation assets, including transmission assets, power stations, distribution grids, power storage facilities, aged or defective facility components, insufficient maintenance, failed repairs, power outages, adverse weather conditions, natural disasters, labor disputes, ill-intentioned acts or other accidents or incidents. These disruptions could result in shutdowns, delays or long term decommissioning in production or distribution of energy. This may materially and adversely affect operations or financial conditions and cause harm to the reputation of Renewable Energy Infrastructure Companies in which the Fund may invest.
◦Construction Risk. Renewable Energy Infrastructure Companies may invest in projects that are subject to construction risk and construction delays. The ability of these projects to generate revenues will often depend upon their successful completion of the construction and operation of generating assets.
Capital equipment for renewable energy projects needs to be manufactured, shipped to project sites, installed and tested on a timely basis. Developers of renewable energy facilities depend on a limited number of suppliers of solar panels, inverters, module turbines, towers and other system components and turbines and other equipment associated with wind and solar power plants. Any shortage, delay or component price change from these suppliers could result in construction or installation delays. There have been periods of industry-wide shortage of key components, including solar panels and wind turbines, in times of rapid industry growth. The manufacturing infrastructure for some of these components has a long lead time, requires significant capital investment and relies on the continued availability of key materials, potentially resulting in an inability to meet demand for these components. Construction may be delayed as a result of inclement weather, labor disruptions, technical complications or other reasons, and material cost over-runs may be incurred, which may result in such projects being unable to earn positive income, which could negatively impact the value of Renewable Energy Infrastructure Companies.
◦Renewable Infrastructure Technology Risk. Technology related to the production of renewable power and conventional power generation is continually advancing, resulting in a gradual decline in the cost of producing electricity. Renewable Energy Infrastructure Companies may invest in and use newly developed, less proven, technologies in their development projects or in maintaining or enhancing their existing assets. There is no guarantee that such new technologies will perform as anticipated. The failure of a new technology to perform as anticipated may materially and adversely affect the profitability of a particular development project.
◦Increasing Competition/Market Change Risks. A significant portion of the electric power generation and transmission capacity sold by renewable infrastructure assets is sold under long-term agreements with public utilities, industrial or commercial end-users or governmental entities. These agreements generally allow the owner of the renewable infrastructure asset to sell power at an agreed upon fixed price over the course of the contract. If, for any reason, any of the purchasers of power or transmission capacity under these agreements are unable or unwilling to fulfill their related contractual obligations or if they refuse to accept delivery of power delivered thereunder or if they otherwise terminate such agreements prior to the expiration thereof, the assets, liabilities, business, financial condition, results of operations and cash flow of Renewable Energy Infrastructure Companies could be materially and adversely affected. Furthermore, to the extent any renewable infrastructure assets’ power or transmission capacity purchasers are controlled by governmental entities, their facilities may be subject to sovereign risk or legislative or other political action that may impair their contractual performance. The power generation industry is characterized by intense competition and electric generation assets encounter competition from utilities, industrial companies and other independent power producers, which may impact the ability of Renewable Energy Infrastructure Companies to replace an expiring or terminated agreement with an agreement on equivalent terms and conditions, including at prices that permit operation of the related facility on a profitable basis. If Renewable Energy Infrastructure Companies are unable to replace an expiring or terminated agreement to sell electricity at an acceptable price, the affected facility may temporarily or permanently cease operations.
◦Changes in Tariffs Risk. The revenue that renewable infrastructure assets generate from contracted concessions is often dependent upon regulated tariffs or other long-term fixed rate arrangements. Under such concession agreements, a tariff structure is established, and Renewable Energy Infrastructure Companies have limited or no possibility to independently raise tariffs beyond the established rates and indexation or adjustment mechanisms. Similarly, under a long-term power purchase agreement, Renewable Energy Infrastructure Companies may be required to deliver power at a fixed rate for the contract period, with limited escalation rights. In addition, Renewable Energy Infrastructure Companies may be unable to adjust tariffs or rates as a result of fluctuations in prices of raw materials, exchange rates, labor and subcontractor costs during the operating phase of these projects. Moreover, in some cases, if renewable infrastructure assets fail to comply with certain pre-established conditions, the government or customer, as applicable, may reduce the tariffs or rates payable. In addition, during
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the life of a concession, the relevant government authority may unilaterally impose additional restrictions on tariff rates, subject to the regulatory frameworks applicable in each jurisdiction.
◦Regulatory Risk. Regulatory authorities in the United States or other countries may adopt rules that restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies. Regulators may interpret rules differently than the Fund or the mutual fund industry generally, and disputes over such interpretations can increase in legal expenses incurred by the Fund.
•Cash and Cash Equivalents Risk (AI ETF only). Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.
•Concentration Risk (AI ETF and Energy Income ETF only). Each Fund may, at various times, concentrate in the securities of a particular industry, group of industries, or sector. To the extent a Fund’s investments are so concentrated, the Fund may be adversely affected by political, regulatory, and market conditions affecting the particular industry, group of industries, or sector.
◦Software Industry Risk (AI ETF only). Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.
Many computer software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.
◦Utilities Industry Group Risk (Energy Income ETF only). As a result of the Fund’s concentration in the Utilities Industry Group, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting companies in such industry group. The prices of the securities of companies in the Utilities Industry Group may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. The prices of the securities of Utilities Industry Group may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.
•Currency Exchange Rate Risk (Energy Income ETF only). Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investments and the value of your Shares. Because the Fund’s NAV is determined based on U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.
•Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, funds (such as a Fund) and their service providers may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate,
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but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause a Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of a Fund, the Adviser, the Sub-Adviser or a Fund’s other service providers, market makers, APs, a Fund’s primary listing exchange or the issuers of securities in which such Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders. For instance, cyber-attacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Shares, and other data integral to the functioning of a Fund inaccessible or inaccurate or incomplete. A Fund also may incur substantial costs for cybersecurity risk management to prevent cyber incidents in the future. A Fund and its respective shareholders could be negatively impacted as a result.
•Depositary Receipts Risk (Dividend Income ETF and Energy Income ETF only). ADRs, GDRs, and IDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. The issuer of a sponsored receipt typically bears certain expenses of maintaining the depositary receipt facility. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. Depositary receipts are also subject to the risks of investing in foreign securities.
•Dividend Paying Security Risk (Dividend Income ETF only). Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, companies owned by the Fund that have historically paid a dividend may reduce or discontinue their dividends, thus reducing the yield of the Fund.
•Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.
•ETF Risks. Each Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors also will incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times
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when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. Because securities held by a Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, each Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Foreign Securities Risk (AI ETF and Energy Income ETF only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Geographic Investment Risk (Energy Income ETF only). To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.
◦Europe-Specific Risk. The economies of Europe are highly dependent upon each other, both as key trading partners and as in many cases as fellow members maintaining the euro. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. European countries that are part of the Economic and Monetary Union of the EU are required to comply with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.
The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy, and Portugal. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. For some countries, the ability to repay sovereign debt is in question, and default is possible, which could affect their ability to borrow in the future. For example, Greece has been required to impose harsh austerity measures on its population to receive financial aid from the International Monetary Fund and EU member countries. These austerity measures have also led to social uprisings within Greece, as citizens have protested – at times violently – the actions of their government. The persistence of these factors may seriously reduce the economic performance of Greece and pose serious risks for the
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country’s economy in the future. Furthermore, there is the possibility of contagion that could occur if one country defaults on its debt, and that a default in one country could trigger declines and possible additional defaults in other countries in the region.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the EU, and/or withdraw from the EU alongside the UK, as discussed below. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.
The United Kingdom (“UK”) formally withdrew from the EU on January 31, 2020 (commonly referred to as “Brexit”) and entered an 11-month transition period, which concluded on December 31, 2020, with the UK leaving the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Certain aspects of Brexit have had an adverse impact on the region, leading to increased inflation, labor shortages and business closures, among others. There is still considerable uncertainty relating to the potential consequences associated with the UK’s exit and whether its exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the UK, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for these economies that could potentially have an adverse effect on the value of the Fund’s investments. In addition, the UK has been a target of terrorism in the past. Acts of terrorism in Europe or the UK or against such countries’ interests abroad may cause uncertainty in the European or UK financial markets and adversely affect the performance of the issuers to which the Fund has exposure.
•Growth Investing Risk (AI ETF only). Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.
•Information Technology Sector Risk (AI ETF only). Information Technology companies are characterized by periodic new product introductions, innovations and evolving industry standards, and, as a result, face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Companies in the Information Technology Sector are often smaller and less experienced companies and may be subject to greater risks than larger companies; these risks may be heightened for information technology companies in foreign markets. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, changes in consumer and business purchasing patterns, unpredictable changes in growth rates and competition for the services of qualified personnel. In addition, a rising interest rate environment tends to negatively affect companies in the Information Technology Sector because, in such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Companies in the Information Technology Sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. The Information Technology Sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors. Finally, while all companies may be susceptible to network security breaches, certain companies in the Information Technology Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
•IPO Risk (AI ETF Only). The Fund may invest in companies that have recently completed an initial public offering. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors, and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.
•Limited Operating History Risk (Energy Income ETF only). The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
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•Management Risk. The skill of the Adviser and Sub-Adviser will play a significant role in the respective Fund’s ability to achieve its investment objective. A Fund’s ability to achieve its investment objective depends on the ability of the Adviser and respective Sub-Adviser to correctly identify economic trends, especially with regard to accurately forecasting projected dividend and growth rates and inflationary and deflationary periods. In addition, a Fund’s ability to achieve its investment objective depends on the Adviser’s and respective Sub-Adviser’s ability to select stocks, particularly in volatile stock markets. The Adviser and respective Sub-Adviser could be incorrect in its analysis of industries, companies’ projected dividends and growth rates and the relative attractiveness of value stocks and other matters. In addition, the Adviser’s and respective Sub-Adviser’s stop loss and goal setting process may not perform as expected, which may negatively impact a Fund.
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•Market Risk. Market risks, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Fund’s Shares. Each Fund is subject to the risk that the prices of, and the income generated by, securities held by the Fund may decline significantly and/or rapidly in response to adverse conditions or other developments, such as interest rate fluctuations, and events directly involving specific issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Such events may cause the value of securities owned by a Fund to go up or down, sometimes rapidly or unpredictably. There also is a risk that policy and legislative changes by the U.S. Government and/or Federal Reserve, or certain foreign governments and central banks, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund. These events may lead to periods of volatility and increased redemptions, which could cause a Fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
Local, regional, or global events, such as war, acts of terrorism, natural disasters, public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The COVID-19 pandemic, Russia’s invasion of Ukraine, the Israel-Hamas conflict, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, and severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, strained healthcare systems, disruptions to supply chains, large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events, and widespread uncertainty regarding the long-term effects of such events. These or similar events could be prolonged and could adversely affect the value and liquidity of a Fund’s investments, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance. Further, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
•New Issuer Risk (AI ETF only). The market value of shares of newly-public companies may fluctuate considerably due to limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to
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evaluate its investment prospects. Accordingly, investments in shares of new issuers involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time.
•Non-Diversification Risk (AI ETF and Energy Income ETF only). Because each Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Fund’s performance.
•Tax Risk (Dividend Income ETF only). To qualify for the favorable tax treatment generally available to a RIC within the meaning of Subchapter M of the Code, the Fund must satisfy, among other requirements described in the SAI, certain diversification requirements. Given the concentration of the Fund’s investments in a relatively small number of securities, it may not always be possible for the Fund to fully implement its investment strategy while satisfying these diversification requirements. The Fund’s efforts to pursue its investment strategy may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
•Value Investing Risk (Dividend Income ETF only). Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s or Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.
PORTFOLIO HOLDINGS INFORMATION
Information about each Fund’s daily portfolio holdings is available at www.true-shares.com. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (the “SAI”).
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MANAGEMENT
Investment Adviser
TrueMark Investments, LLC, a Delaware limited liability company located at 433 West Van Buren Street, 1150-E, Chicago, Illinois 60607, serves as the investment adviser for each Fund. The Adviser, subject to the oversight of the Board, provides an investment management program for each Fund and arranges for transfer agency, custody, fund administration, distribution and all other services necessary for each Fund to operate. An SEC-registered investment adviser formed in 2019, the Adviser is majority owned by the TrueMark Group, LLC, which in turn is controlled by Michael Loukas, Jordan Fletcher and Jordan Waldrep.
The Adviser continuously reviews, supervises, and administers each Fund’s investment program. In particular, the Adviser provides investment and operational oversight of each Sub-Adviser. The Board supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. For the services it provides to the Funds, the Adviser is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets as set forth in the table below.

Fund	Management Fee
TrueShares Technology, AI & Deep Learning ETF	0.68%
The Opal Dividend Income ETF	0.65%
TrueShares Eagle Global Renewable Energy Income ETF	0.75%
Pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the “Advisory Agreement”), the Adviser has agreed to pay all expenses of the Funds except the fee payable to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). The Adviser, in turn, compensates each Sub-Adviser from the management fee it receives.
A discussion of the basis for the Board’s approval of the continuation of the Advisory Agreement with respect to the AI ETF and Dividend Income ETF is available in the Funds’ Annual Report to Shareholders for the period ended December 31, 2023. A discussion of the basis for the Board’s approval of the Advisory Agreement with respect to the Energy Income ETF is available in the Funds’ Annual Report to Shareholders for the period ended December 31, 2022.
Investment Sub-Advisers
Black Hill Capital Partners, LLC (AI ETF)
Black Hill Capital Partners, LLC, a Delaware limited liability company located at 101 California Street, San Francisco, California 94111, is responsible for the day-to-day management of the AI ETF, subject to the supervision of the Adviser and the Board. The Sub-Adviser is an SEC-registered investment adviser formed in 1999, the Sub-Adviser is majority owned by Sangbum Kim. Black Hill provides advisory services to ETFs, including the AI ETF.
Black Hill is responsible for trading the Fund’s portfolio investments, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Adviser is entitled to a fee payable by the Adviser, which fee is 50% of the Adviser’s net profits (“Net Profits”). Net Profits are calculated as follows: the Adviser’s Fees received from the AI ETF during a fiscal period, less interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b‑1) fees and expenses (if any).
A discussion of the basis for the Board’s approval of the continuation of the Sub-Advisory Agreement with Black Hill is available in the Funds’ Annual Report to Shareholders for the period ended December 31, 2023.
Opal Capital LLC (Dividend Income ETF)
Opal Capital LLC, a Florida limited liability company located at 1900 Glades Road, Suite 500, Boca Raton, Florida 33431, co-manages the day-to-day investment of the Fund’s assets, subject to the supervision of the Adviser and the Board. The Sub-Adviser is an SEC-registered investment adviser formed in 2022. Opal is an affiliate of the Fund’s previous sub-adviser, Titleist Asset Management, Ltd., and is controlled by Austin Graff and Gery Sadzewicz.
Opal is responsible for trading the Fund’s portfolio investments, including selecting broker-dealers to execute purchase and sale transactions. For its services, Opal is entitled to a fee payable by the Adviser, which is based on the net profits of the Fund (the total management fees received by the Adviser after Fund expenses) and calculated as follows:
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Opal Profit Percentage	TrueMark Profit Percentage
70%	30%
A discussion of the basis for the Board’s approval of the Sub-Advisory Agreement with Opal is available in the Funds’ Annual Report to Shareholders for the period ended December 31, 2023.
Eagle Global Advisors, LLC (Energy Income ETF)
Eagle Global Advisors, LLC, a Texas limited liability company located at 1330 Post Oak Boulevard, Suite 3000, Houston, Texas 77056, is responsible for the day-to-day management of the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is an SEC-registered investment adviser formed in 1996, Eagle Global is majority owned by Edward Allen and Steven Russo. Eagle Global provides advisory services to institutions, wealth advisers, family offices, high net worth individuals, and mutual funds.
Eagle Global is responsible for trading the Fund’s portfolio investments, including selecting broker-dealers to execute purchase and sale transactions. For its services, Eagle Global is entitled to a fee, paid by the Adviser, equal to 50% of the net profits of the Fund (the total management fees received by the Adviser after Fund expenses) calculated monthly.
A discussion of the basis for the Board’s approval of the Sub-Advisory Agreement with Eagle Global is available in the Funds’ Annual Report to Shareholders for the period ended December 31, 2022.
Manager of Managers Structure for Energy Income ETF
The Fund and the Adviser intend to apply for exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Board) to change or select new sub-advisers without obtaining shareholder approval. The relief would also permit the Adviser to materially amend the terms of agreements with a sub-adviser (including an increase in the fee paid by the Adviser to the sub-adviser (and not paid by the Fund)) or to continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any sub-adviser changes. Unless and until such exemptive relief is granted and the Fund’s reliance on such relief is approved by Fund shareholders, shareholder approval will be required for changes in a sub-adviser agreement or for the addition of a new sub-adviser.
Portfolio Managers
The individuals identified below are responsible for day-to-day management of a Fund’s portfolio, as indicated in the below table.

Fund	Portfolio Manager(s)
TrueShares Technology, AI & Deep Learning ETF	Sangbum Kim
The Opal Dividend Income ETF	Austin Graff
TrueShares Eagle Global Renewable Energy Income ETF	Michael Cerasoli, Alex Meier and Steven S. Russo
Sangbum Kim has been in the investment management industry for over 25 years, specializing in investment, research and analysis of secular growth companies, largely in technology related sectors. Prior to founding BH Capital Partners, Mr. Kim was a Senior Analyst at Amerindo Investment Advisors, a top-tier Wall Street investment management company that focused on investing in long term secular growth companies in the science and technology sectors. During his tenure at Amerindo, in addition to covering newly public companies, he was also active in analyzing and investing in late stage private companies. Prior to his financial career, Mr. Kim acquired first-hand knowledge in designing large scale, real-time software and communication systems as a Systems Analyst/Consultant at Teledyne Browne Engineering and a Software Systems Engineer at Raytheon Corporation. He received a BS in Bio-Medical Engineering; a MS in Computer Engineering from Boston University; and a MS in Management from the Sloan School of Management at MIT.
Austin Graff is the Founder, Chief Executive Officer and Chief Investment Officer of Opal Capital. He also serves as the Co-Chief Investment Officer at Titleist Asset Management. Mr. Graff was a senior vice president and portfolio manager at PIMCO where he co-managed a suite of global dividend strategies from 2012-2015. Before PIMCO, he was a vice president in investment banking at Goldman Sachs where he advised infrastructure, industrial, and financial institution clients on strategic transactions and restructuring deals totaling more than $40 billion. Mr. Graff started his career in finance as a financial analyst at the Indiana Finance Authority where he worked on multiple transformational projects, helping to finance key initiatives for state and local governments. He holds an MBA from the Krannert School of Management at Purdue University and a bachelor’s degree from Purdue University, and earned the Chartered Financial Analyst (CFA) designation in 2012.
Michael Cerasoli is a Portfolio Manager, Energy Infrastructure Strategies, for Eagle Global. He leads the Renewables effort at the Eagle Global, including the development of active and passive strategies, and portfolio management. Mr. Cerasoli also serves as Co-Head of the Eagle Energy Infrastructure team and Co-Chair of the Energy Infrastructure Investment Committee. He shares Portfolio Manager responsibilities for the firm’s Energy Infrastructure strategies. Prior to joining Eagle Global in May 2014, Mr. Cerasoli was employed by Goldman, Sachs & Co. for ten years, where he covered MLPs for seven years and small/mid cap Oil Services for three
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years. He was recognized as an “Up-and-Comer” by Institutional Investor Magazine in 2009. Prior to his tenure at Goldman, Mr. Cerasoli worked for three years as a sell-side equity trader at various Wall Street firms. He earned bachelor’s degrees in Economics and History from Union College, and an MBA from the Hagan School of Business at Iona College. Mr. Cerasoli holds the Chartered Financial Analyst designation.
Alex Meier is a Portfolio Manager, Energy Infrastructure Strategies, for Eagle Global. He serves as Co-Head of the Eagle Energy Infrastructure Team and Co-Chair of the Energy Infrastructure Investment Committee. Mr. Meier shares Portfolio Manager responsibilities for the firm’s Energy Infrastructure strategies. Prior to joining Eagle Global in 2013, he was employed by Waterfront Capital Partners as a Portfolio Manager focusing on Exploration & Production, Midstream & Utilities. Prior to his tenure at Waterfront, Mr. Meier was a Managing Director at Zimmer Lucas Capital, focused on E&P, MLP and utility securities. Other past work experience includes corporate development and financial planning at UniSource Energy and investment banking at Lehman Brothers. Mr. Meier earned a bachelor’s degree in Economics from the University of Chicago.
Steven S. Russo is a co-founder and Senior Partner for Eagle Global. He serves as a Portfolio Manager and Director of Client Service and is a member of the investment committees for the firm’s strategies. Mr. Russo is also a Relationship Manager for a variety of institutional and high net worth clients. Prior to founding Eagle Global, he was employed by Eagle Management & Trust Company and Criterion Investment Management Company. Mr. Russo earned a bachelor’s degree in Finance from the University of Texas and an MBA from Rice University. He also serves as a Board Member of the M.A. Wright Fund at Rice University.
The Funds’ SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares.
Other Service Providers
Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor will not distribute Shares in less than a whole Creation Unit, and it does not maintain a secondary market in the Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds and is not affiliated with the Adviser, Sub-Advisers, or any of their respective affiliates.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the administrator and transfer agent for the Funds.
U.S. Bank National Association, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian for the Funds.
Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Trust.
Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.
HOW TO BUY AND SELL SHARES
Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (the “DTC”) or its nominee is the record owner of all outstanding Shares.
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Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.
Frequent Purchases and Redemptions of Shares
The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly from the Funds, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and lead to the realization of capital gains. The Funds’ fair valuation of their holdings consistent with the 1940 Act and Rule 2a-5 thereunder and their ability to impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades help to minimize the potential adverse consequences of frequent purchases and redemptions.
Determination of Net Asset Value
Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV for a Fund is calculated by dividing the applicable Fund’s net assets by its Shares outstanding.
In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. For example, a Fund generally values equity securities at their readily available market quotations. If such information is not available for an investment held by a Fund or is determined to be unreliable, the investment will be valued by the Adviser at fair value pursuant to procedures established by the Adviser and approved by the Board (as described below).
Fair Value Pricing
The Adviser has been designated by the Board as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been de-listed or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, a Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act and the rules thereunder limit investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with such Fund.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

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DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions
The AI ETF intends to pay out dividends, if any, and distribute any net realized capital gains to its respective shareholders at least annually. The Dividend Income ETF and Energy Income ETF intend to pay out dividends, if any, quarterly, and distribute any net realized capital gains to their shareholders at least annually. Each Fund will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Taxes
The following discussion is a summary of certain important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws. This summary does not apply to Shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to Shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.
Each Fund has elected and intends to qualify each year for treatment as a RIC. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on an Exchange, and when you purchase or redeem Creation Units (APs only).
Taxes on Distributions
Each Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.
Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. For such dividends to be taxed as qualified dividend income to a non-corporate shareholder, a Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of such Fund’s Shares. Holding periods may be suspended for these purposes for stock that is hedged.
Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from a Fund.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).
You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your Shares from non-U.S. shareholders generally are not subject to U.S. taxation,
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unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.
A Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.
Taxes When Shares are Sold on the Exchange
Provided that a shareholder holds Shares as capital assets, any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service (“IRS”) may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. A Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Net Investment Income Tax
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Foreign Investments by a Fund
The Funds invest in foreign securities. Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the value of a Fund’s assets consists of certain foreign stock or securities, each such Fund will be eligible to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by such Fund during that taxable year. This means that investors would be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If a Fund does not so elect, each such Fund will be entitled to claim a deduction for certain foreign taxes incurred by such Fund. A Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
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The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.
DISTRIBUTION PLAN
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
Information regarding how often each Fund’s Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its NAV is available on the Funds’ website at www.true-shares.com.
ADDITIONAL NOTICES
The Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of the timing, prices, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of the Fund’s Shares in connection with the administration, marketing, or trading of the Shares.
Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly.
FINANCIAL HIGHLIGHTS
The following financial highlights table shows the financial performance information for each Fund’s five most recent fiscal years (or the life of a Fund, if shorter). Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that you would have earned or lost on an investment in a Fund (assuming you reinvested all distributions). This information has been audited by Cohen & Company, Ltd., the independent registered public accounting firm of the Funds, whose report, along with each Fund’s financial statements, is included in the Funds’ Annual Report, which is available upon request.
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TrueShares ETFs
Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations			Less Distributions Paid From
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net investment income	Return of capital	Net realized gains	Total distributions paid
TrueShares Technology, AI & Deep Learning ETF
For the year 01/01/2023 - 12/31/2023	$22.88	(0.08)	15.43	15.35	—	—	—	—
For the year 01/01/2022 - 12/31/2022	$47.12	(0.19)	(24.05)	(24.24)	—	—	—	—
For the year 01/01/2021 - 12/31/2021	$47.61	(0.31)	(0.12)(8)	(0.43)	—	—	(0.06)	(0.06)
For the period 02/28/2020(7) - 12/31/2020	$25.00	(0.19)	22.80	22.61	—	—	—	—
The Opal Dividend Income ETF (formerly TrueShares Low Volatility Equity Income ETF)
For the year 01/01/2023 - 12/31/2023	$28.99	0.94	(1.18)	(0.24)	(0.98)	—	—	(0.98)
For the year 01/01/2022 - 12/31/2022	$28.89	0.99	0.04	1.03	(0.93)	(0.00)(9)	—	(0.93)
For the period 01/27/2021(7) - 12/31/2021	$25.00	0.81	4.19	5.00	(0.69)	—	(0.42)	(1.11)
TrueShares Eagle Global Renewable Energy Income ETF
For the year 01/01/2023 - 12/31/2023	$24.55	0.62	(1.78)	(1.16)	(0.59)	—	—	(0.59)
For the period 12/08/2022(7) - 12/31/2022	$24.76	(0.00)(9)	(0.21)	(0.21)	—	(0.00)(9)	—	(0.00)(9)
(1) Per share net investment income (loss) was calculated using average shares outstanding.
(2) Annualized for periods less than one year.
(3) Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4) Not annualized for periods less than one year.
(5) Excludes in-kind transactions associated with creations and redemptions of the Fund.
(6) The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.
(7) Commencement of operations.
(8) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(9) Less than $(0.005).

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TrueShares ETFs
Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)	Ratios/Supplemental Data
				Ratios to Average Net Assets of:(2)
Net Asset Value, End of Period	Total return, at NAV(3)(4)	Total return, at Market(3)(4)	Net assets, end of period (000’s)	Expenses	Net investment income (loss)	Portfolio turnover rate(4)(5)

$38.23	67.08%	67.11%	$37,846	0.68%	(0.29)%	18%
$22.88	(51.44)%	(51.46)%	$14,300	0.68%	(0.60)%	25%
$47.12	(0.90)%	(0.96)%	$37,694	0.68%	(0.67)%	14%
$47.61	90.43%	90.52%	$27,374	0.68%	(0.59)%	30%

$27.77	(0.73)%	(0.66)%	$61,640	0.65%	3.39%	81%
$28.99	3.65%	3.54%	$78,271	0.65%	3.42%	41%
$28.89	20.10%(6)	20.17%(6)	$46,225	0.65%	3.08%	55%

$22.80	(4.65)%	(5.12)%	$2,508	0.75%	2.66%	52%
$24.55	(0.83)%	(0.18)%	$2,455	0.75%	(0.22)%	2%

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TRUESHARES TECHNOLOGY, AI & DEEP LEARNING ETF
THE OPAL DIVIDEND INCOME ETF
(formerly TrueShares Low Volatility Equity Income ETF)
TRUESHARES EAGLE GLOBAL RENEWABLE ENERGY INCOME ETF

Adviser	TrueMark Investments, LLC 433 West Van Buren Street, 1150-E Chicago, Illinois 60607	Transfer Agent and Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Sub-Adviser	Black Hill Capital Partners, LLC 101 California Street San Francisco, California 94111	Sub-Adviser	Eagle Global Advisors, LLC 1330 Post Oak Boulevard, Suite 3000 Houston, Texas 77056
Sub-Adviser	Opal Capital LLC 1900 Glades Road, Suite 150 Boca Raton, Florida 33431	Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212	Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004-2541
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, Ohio 44115
Investors may find more information about the Funds in the following documents:
Statement of Additional Information: The Funds’ SAI provides additional details about the investments of each Fund and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In the Annual Report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.
You can obtain free copies of these documents, request other information or make general inquiries about a Fund by contacting the Funds at c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004.
Shareholder reports and other information about a Fund are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at www.sec.gov; or
•Free of charge from the Funds’ Internet web site at www.true-shares.com; or
•For a fee, by e-mail request to publicinfo@sec.gov.
(SEC Investment Company Act File No. 811-23226)

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TrueShares Technology, AI & Deep Learning ETF (LRNZ)
The Opal Dividend Income ETF (DIVZ)
(formerly TrueShares Low Volatility Equity Income ETF)
TrueShares Eagle Global Renewable Energy Income ETF (RNWZ)
each a series of Listed Funds Trust
Principal U.S. Listing Exchange: NYSE Arca, Inc.
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2024
This Statement of Additional Information (the “SAI”) is not a prospectus and should be read in conjunction with the prospectus for the TrueShares Technology, AI & Deep Learning ETF (the “AI ETF”), The Opal Dividend Income ETF (the “Dividend Income ETF”), and TrueShares Eagle Global Renewable Energy Income ETF (the “Energy Income ETF”) (each, a “Fund,” and, collectively, the “Funds”), each a series of Listed Funds Trust (the “Trust”), dated April 30, 2024, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at 1‑800‑617‑0004, visiting www.true-shares.com, or writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
The Funds’ audited financial statements for the most recent fiscal year are incorporated into this SAI by reference to the Funds’ most recent Annual Report to Shareholders (File No. 811-23226). You may obtain a copy of a Funds’ Annual Report at no charge by contacting the Funds at the address or phone number noted above.

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GENERAL INFORMATION ABOUT THE TRUST
The Trust is an open-end management investment company consisting of multiple investment series. This SAI relates only to the Funds. The Trust was organized as a Delaware statutory trust on August 26, 2016. The Trust is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (together with the rules and regulations adopted thereunder, the “1940 Act”), as an open-end management investment company, and the offering of each Fund’s shares (collectively, the “Shares”) is registered under the Securities Act of 1933 (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”).
TrueMark Investments, LLC (“TrueMark” or the “Adviser”) serves as the Funds’ investment adviser, Black Hill Capital Partners, LLC (“Black Hill”) serves as sub-adviser to the AI ETF, Opal Capital LLC (“Opal”) serves as sub-adviser to the Dividend Income ETF, and Eagle Global Advisors, LLC (“Eagle Global”) serves as sub-adviser to the Energy Income ETF. Black Hill, Opal, and Eagle Global are each referred to individually herein as a “Sub-Adviser” and collectively as the “Sub-Advisers.”
Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security or other instrument in a Fund’s portfolio. Shares are listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares also are redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of each Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS
Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Diversification
The Dividend Income ETF is “diversified” within the meaning of the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in fewer issuers.
Non-Diversification
The AI ETF and Energy Income ETF are classified as a non-diversified investment companies under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its total assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. The securities of a particular issuer may constitute a greater portion of a Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in a Fund’s portfolio.
Although the AI ETF and Energy Income ETF are non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” (“RIC”)
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within the meaning of Subchapter M of the Code. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Funds and may make it less likely that the Funds will meet their investment objectives. To qualify as a RIC under the Code, a Fund must meet the Diversification Requirement described in the section titled “Federal Income Taxes” in this SAI.
General Risks
The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.
There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Cybersecurity Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber-attacks affecting a Fund or the Adviser, Sub-Advisers, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact a Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. A Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investments in such portfolio companies to lose value.
Recent Events. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers experienced particularly large losses as a result of these disruptions. Although the immediate effects of the COVID-19 pandemic have dissipated, global markets and economies continue to contend with the ongoing and long-term impact of the COVID-19 pandemic and the resultant market volatility and economic disruptions. It is unknown how long events related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
Geopolitical tensions introduce uncertainty into global markets. Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth.
Similarly, escalations beginning in October 2023 of the ongoing Israel-Hamas conflict presents a potential risk for wider conflict that could negatively affect financial markets due to a myriad of interconnected factors. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. For example, the Red Sea crisis has led to disruption of international maritime trade and the global supply chain, which has had a direct impact on countries and regions that rely on such routes for the supply of energy and/or food and companies that typically ship goods or receive components by way of the Red Sea. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. Furthermore, the U.S.’s diplomatic ties and commitments in the region mean that it might become more directly involved, either diplomatically or militarily, diverting attention and resources. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, even if the Fund does not have direct exposure.
DESCRIPTION OF PERMITTED INVESTMENTS
The following are descriptions of the Funds’ permitted investments and investment practices and the associated risk factors. A Fund will only invest in any of the following instruments, or ETFs that invest in such instruments, or engage in any of the following investment
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practices if such investment or activity is consistent with that Fund’s investment objective and permitted by the Fund’s stated investment policies.
Borrowing
Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. A Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Funds’ portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Depositary Receipts
To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.
Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
The Funds will not invest in any unlisted depositary receipts or any depositary receipt that the Adviser or applicable Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, a Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.
Equity Securities
Equity securities, such as the common stock of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio also may cause the value of such Fund’s Shares to decline.
An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
Types of Equity Securities:
Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks — Preferred stocks also are units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of
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preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Large-Capitalization Companies — Investments in large-capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.
Medium-Sized Companies — Investors in medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.
Smaller Companies — The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Tracking Stocks — A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company, and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Exchange-Traded Funds
The Funds may invest in shares of other exchange-traded funds (“ETFs”). As the shareholder of another ETF, a Fund would bear, along with other shareholders, its pro rata portion of the other ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses each Fund pays in connection with its own operations. A Fund’s investments in other ETFs may be limited by applicable law.
Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on investments in ETFs. ETFs also carry the risk that the price a Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of a Fund’s NAV. The Funds also may invest in ETFs and other investment companies that seek to return the inverse of the performance of an underlying index on a daily, monthly, or other basis, including inverse leveraged ETFs.
Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that a Fund invests in inverse ETFs, the value of the Fund’s investments will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The NAV and market price of leveraged or inverse ETFs are usually
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more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.
Illiquid Investments
A Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of the Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and the Fund’s policies and procedures.
A Fund may not be able to sell illiquid securities when the Adviser or applicable Sub-Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.
Investment Company Securities
The Funds may invest in the securities of other investment companies, including ETFs and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and the rules thereunder. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of such Fund) having an aggregate value in excess of 10% of the value of the total assets of the applicable Fund. Under certain circumstances, including in compliance with Rule 12d1-4 under the 1940 Act, the Funds may invest its assets in securities of investment companies, including money market funds, in excess of the limits discussed above.
Investing in another pooled vehicle exposes a Fund to all the risks of that pooled vehicle. In addition, if a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Non-U.S. Securities
Each Fund may invest in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Since foreign exchanges may be open on days when the Funds do not price their Shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Funds more volatile and potentially less liquid than other types of investments.
Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them also may be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees
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also are generally higher than for securities traded in the U.S. This may cause a Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates also may affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.
Set forth below for certain markets in which the Fund may invest are brief descriptions of some of the conditions and risks in each such market.
Investments in Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. The Fund, through its investments in Europe, may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.
The United Kingdom (“UK”) formally withdrew from the EU on January 31, 2020 (commonly referred to as “Brexit”) and entered an 11-month transition period, which concluded on December 31, 2020, with the UK leaving the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the UK and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Certain aspects of Brexit have had an adverse impact on the region, leading to increased inflation, labor shortages and business closures, among others. There is still considerable uncertainty relating to the potential consequences associated with the UK’s exit and whether its exit will increase the likelihood of other countries also departing the EU. Any exits from the EU, or the possibility of such exits, may have a significant impact on the UK, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for these economies that could potentially have an adverse effect on the value of the Fund’s investments. In addition, the UK has been a target of terrorism in the past. Acts of terrorism in Europe or the UK or against such countries’ interests abroad may cause uncertainty in the European or UK financial markets and adversely affect the performance of the issuers to which the Fund has exposure.
Real Estate Investment Trusts (“REITs”)
A U.S. REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development, or long-term loans.
REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors also may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In
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the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Repurchase Agreements
Each Fund may invest in repurchase agreements with commercial banks, brokers, or dealers to generate income from its excess cash balances and to invest in securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the applicable Fund and is unrelated to the interest rate on the underlying instrument.
In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.
The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
Reverse Repurchase Agreements
A Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will, for all of its reverse repurchase agreements, either (i) consistent with Section 18 of the 1940 Act, maintain asset coverage of at least 300% of the value of the repurchase agreement or (ii) treat the reverse repurchase agreement as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the VaR-based limit on leverage risk.
Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Securities Lending
Each Fund may lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of each Fund’s loans permit it to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the applicable Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Funds may pay fees to arrange for securities loans.
The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the applicable Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of
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principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, a Fund will have to cover the loss when repaying the collateral.
Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of a Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.
Short-Term Instruments
The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A‑1” by S&P or, if unrated, of comparable quality as determined by the applicable Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the applicable Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
U.S. Government Securities
Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass- through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi- annually and repay the principal at maturity.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including a Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S.
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government will not be able to make principal or interest payments when they are due. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. In August 2023, Fitch Ratings also downgraded its U.S. debt rating from AAA to AA+, citing expected fiscal deterioration over the next three years and repeated down-to-the-wire debt ceiling negotiations. While Moody’s sovereign credit rating for the U.S. remains AAA, the agency changed the outlook from stable to negative in November 2023, signaling an increased risk of the potential for a downgrade.
An increase in national debt levels also may necessitate the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. Future downgrades could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.
When-Issued Securities
A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership.
INVESTMENT RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of a Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of a Fund present at the meeting if the holders of more than 50% of a Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.
1.The AI ETF will concentrate its investments (i.e., hold more than 25% of its total assets) in one or more industries within the Information Technology Sector.* For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, investment companies and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.**
2.The Dividend Income ETF will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), registered investment companies, repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.*
3.The Dividend Income ETF will not, with respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.*
4.The Energy Income ETF will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except the Fund will concentrate in issuers in the Utilities Industry Group within the Utilities Sector, as classified by the Global Industry Classification Standard. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), investment companies, repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
5.The Funds will not borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
6.The Funds will not make loans, except to the extent permitted under the 1940 Act.
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7.The Funds will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Funds from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.
8.The Funds will not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
9.The Funds will not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
* For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective depositary receipt.
** For purposes of this policy, each sector and industry is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC.
In addition to the investment restrictions adopted as fundamental policies as set forth above, the Funds observe the following non-fundamental restrictions, which may be changed without a shareholder vote.
1.Under normal circumstances, at least 80% of the AI ETF’s net assets, plus borrowings for investment purposes, will be invested in the common stock of technology, artificial intelligence and/or deep learning companies.
2.Under normal circumstances, at least 80% of the Dividend Income ETF’s net assets (plus borrowings for investment purposes) in equity securities, including common stocks and ADRs.
3.Under normal circumstances, the Energy Income ETF will not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in Renewable Energy Infrastructure Companies.
The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:
Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).
Senior Securities. For purposes of fundamental policy no. 6 above, senior securities may include any obligation or instrument constituting a security issued by a Fund and evidencing indebtedness or a future payment obligation. The 1940 Act generally prohibits funds from issuing senior securities other than borrowing from a bank subject to specific asset coverage requirements. The 1940 Act prohibitions and restrictions on the issuance of senior securities are designed to protect shareholders from the potentially adverse effects of a fund’s issuance of senior securities, including, in particular, the risks associated with excessive leverage of a fund’s assets. Certain types of derivatives give rise to future payment obligations and therefore, also may be considered to be senior securities. Rule 18f-4 under the 1940 Act permits funds that comply with the conditions therein to enter into certain types of derivatives transactions notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act. To the extent consistent with its investment strategies, a Fund may invest in derivatives in compliance with the conditions set forth in Rule 18f-4 under the 1940 Act.
Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.
Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.
Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.
EXCHANGE LISTING AND TRADING
Shares are listed for trading and trade throughout the day on the Exchange.
There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained, including compliance with Rule 6c-11(c) under the 1940 Act; (ii) if, following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of such Fund; or (iii) if such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.
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The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.
MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and its series are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.
The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Sub-Advisers, the Distributor, or the Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of a Fund. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.
The Board’s role in risk oversight begins before the inception of the Funds, at which time certain of the Funds’ service providers present the Board with information concerning the investment objectives, strategies and risks of the Funds as well as proposed investment limitations for the Funds. Additionally, the Adviser and the Sub-Advisers provide the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of each Sub-Adviser, and other service providers such as the Funds’ independent registered public accounting firm, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.
The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and the Sub-Advisers and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser, and the Investment Sub-Advisory Agreement with the applicable Sub-Adviser, the Board or its designee may meet with the Adviser and/or the Sub-Advisers to review such services. Among other things, the Board regularly considers the Adviser’s and each Sub-Adviser’s adherence to applicable Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments, including, for example, portfolio holdings schedules.
The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser or each Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Funds’ independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.
From their review of these reports and discussions with the Adviser and the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve
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a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser, the Sub-Advisers, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.
Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). The Chairman of the Board, Paul R. Fearday, is an interested person of the Trust as that term is defined in the 1940 Act.
The Board is comprised of a super-majority (75 percent) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved charter. The Trust has not designated a lead Independent Trustee but has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a super-majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.
Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John L. Jacobs Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017**	Chairman of VettaFi, LLC (since June 2018); Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Executive Director of Center for Financial Markets and Policy (2016–2022); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (2015–2022)	53	Independent Trustee, TEMA ETF Trust (since 2023) (1 portfolio); NEOS ETF Trust (since 2021) (3 portfolios); Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (2 portfolios); Independent Trustee, Horizons ETF Trust I (2015-2019)
Koji Felton Year of birth: 1961	Trustee	Indefinite term; since 2019	Retired; formerly Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015)	53	Independent Trustee, Series Portfolios Trust (since 2015) (19 portfolios)
Pamela H. Conroy Year of birth: 1961	Trustee and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008)	53	Independent Trustee, Frontier Funds, Inc. (since 2020) (4 portfolios)
Interested Trustee***
Paul R. Fearday, CPA Year of birth: 1979	Trustee and Chairman	Indefinite term; since 2019	Senior Vice President, U.S. Bank, N.A. (since 2022); Senior Vice President, U.S. Bancorp Fund Services, LLC (2008–2022)	53	None
*    The Trust is the only registered investment company in the Fund Complex.
**    Mr. Jacobs began serving as a Trustee when the Trust was known by its former name, Active Weighting Funds ETF Trust.
***    Mr. Fearday is deemed to be an “interested person” of the Trust under the 1940 Act by reason of his position with the parent company of the Trust’s administrator, U.S. Bancorp Fund Services, LLC, which also provides other third-party services to the Trust.
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Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.
The Trust has concluded that Mr. Jacobs should serve as a Trustee because of his substantial industry experience. He most recently served as the CEO of Q3 Advisors, LLC and as the Distinguished Policy Fellow and Executive Director of the Center for Financial Markets and Policy, and as Adjunct Professor of Finance at the McDonough School of Business at Georgetown University. He also served as Senior Advisor and principal consultant to Nasdaq’s CEO and President. Mr. Jacobs has been determined to qualify as an Audit Committee Financial Expert for the Trust.
The Trust has concluded that Mr. Felton should serve as a Trustee because of his substantial industry experience, including over two decades working in the asset management industry providing legal, regulatory compliance, governance and risk management advice to registered investment companies, their advisers and boards. Prior to that, he gained experience and perspective as a regulator while serving as an enforcement attorney and branch chief for the SEC. He also represented public companies and their boards of directors in securities class actions, derivative litigation and SEC investigations as a litigation associate at a national law firm. Mr. Felton currently serves as an independent trustee and chair of the nominating and governance committee of a mutual fund complex.
The Trust has concluded that Ms. Conroy should serve as a Trustee because of her substantial industry experience, including over 25 years of achievements at both a large, multi-location financial institution as well as a small, entrepreneurial firm. She has expertise in all facets of portfolio accounting, securities processing, trading operations, marketing, as well as legal and compliance.
The Trust has concluded that Mr. Fearday should serve as Trustee because of the experience he gained as a senior officer of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, since 2008, and in his past role with a national audit firm.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the series of the Trust.
Board Committees. The Board has established the following standing committees of the Board:
Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Funds’ independent registered public accounting firm and when and whether to terminate this relationship, as necessary; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Funds’ independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Funds’ audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Funds’ independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Funds’ financial statements; and other audit related matters. During the fiscal year ended December 31, 2023, the Audit Committee met five times.
The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).
Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating and Governance Committee is to consider, recommend and nominate candidates to fill vacancies on the Board, if any. The Nominating and Governance Committee generally will not consider nominees recommended
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by shareholders. The Nominating and Governance Committee meets periodically, as necessary. During the fiscal year ended December 31, 2023, the Nominating and Governance Committee met one time.
Principal Officers of the Trust
The officers of the Trust conduct and supervise the Trust’s and each Fund’s daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Additional information about each officer of the Trust is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Gregory C. Bakken Year of birth: 1983	President and Principal Executive Officer	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2006)
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005)
Kacie G. Briody Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021)
Rachel A. Spearo Year of birth: 1979	Interim Secretary	Indefinite term, November 2023	Vice President (since 2021), Vice President (2004 to 2019), U.S. Bancorp Fund Services, LLC
Christi C. Powitzky Year of birth: 1974	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, July 2022	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Principal Consultant, ACA Group (2021 to 2022); Lead Manager, Communications Compliance, T. Rowe Price Investment Services, Inc. (2018 to 2021)
Jay S. Fitton Year of birth: 1970	Assistant Secretary	Indefinite term, May 2023	Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019 to 2022); Partner, Practus, LLP (2018 to 2019)
Trustee Ownership of Shares. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “Exchange Act”).
As of December 31, 2023, no Trustee or officer of the Trust owned Shares of the Funds or any other fund within the Trust’s Fund Complex.
Board Compensation. Each Independent Trustee receives an annual stipend of $110,000 (prior to January 1, 2024, $85,000) and reimbursement for all reasonable travel expenses relating to their attendance at Board Meetings. The chair of the Audit Committee receives an annual stipend of $5,000 and the chair of the Nominating and Governance Committee receives an annual stipend of $2,500. The Interested Trustee is not compensated for his service as a Trustee. Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Trustee compensation disclosed in the table does not include reimbursed reasonable travel expenses relating to their attendance at Board Meetings. The following table shows the compensation earned by each Trustee during the fiscal year ended December 31, 2023.

Name	Aggregate Compensation From the Trust	Total Compensation From Fund Complex Paid to Trustees*
Interested Trustee
Paul R. Fearday	$0	$0
Independent Trustees
John L. Jacobs	$90,000	$90,000
Koji Felton	$85,000	$85,000
Pamela H. Conroy	$87,500	$87,500
* The Trust is the only registered investment company in the Fund Complex.
PRINCIPAL SHAREHOLDERS, CONTROL PERSONS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a fund. As of April 1, 2024, no Trustees and officers of the Trust owned Shares of the Funds, and the following shareholders were considered to be principal shareholders and control persons of each Fund:
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TrueShares Technology, AI & Deep Learning ETF

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	32.61%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281	25.18%	Record
Citibank, N.A. 388 Greenwich Street New York, NY 10113	8.76%	Record
Vanguard Marketing Corporation 5951 Luckett Court, Suite A1 El Paso, TX 79932	5.65%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City NJ 07311	5.48%	Record
The Opal Dividend Income ETF

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	36.52%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	35.15%	Record
Raymond James Financial, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	21.31%	Record
TrueShares Eagle Global Renewable Energy Income ETF

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	44.03%	Record
SEI Private Trust Company 1 Freedom Valley Dr Oaks, PA 19456	20.09%	Record
TD Ameritrade, Inc. 200 South 108th Avenue Omaha, NE 68103-2226	11.00%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City NJ 07311	8.04%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	6.87%	Record
J.P. Morgan Securities LLC 383 Madison Avenue New York, NY 10179	5.52%	Record
CODES OF ETHICS
The Trust, the Adviser, the Sub-Advisers and the Distributor (as defined under “The Distributor”) have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, the Sub-Advisers and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds.
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There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.
PROXY VOTING POLICIES
The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has engaged Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Adviser on the voting of proxies relating to securities held by each Fund and has adopted the ISS Proxy Voting Guidelines as part of the Adviser’s proxy voting policies (the “Proxy Voting Policies”) for such purpose. A copy of the ISS Proxy Voting Guidelines is set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds.
When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 800-617-0004, and (2) on the SEC’s website at https://www.sec.gov.
INVESTMENT ADVISER AND SUB-ADVISERS
Investment Adviser
TrueMark Investments, LLC, a Delaware limited liability company located at 433 West Van Buren Street, 1150-E, Chicago, Illinois 60607, is an SEC registered investment adviser. The Adviser is controlled by TrueMark Group, LLC, which in turn is controlled by Michael Loukas, Jordan Fletcher and Jordan Waldrep.
The Adviser provides an investment management program for each Fund. The Adviser oversees the day-to-day operations of the Funds, subject to the general supervision and oversight of the Board and the officers of the Trust. The Adviser, in addition to maintaining its overall responsibility to manage the Funds, oversees the investment and reinvestment of the assets of the Funds by the Sub-Advisers, in accordance with the investment objectives, policies, and limitations of the Funds. In addition, the Adviser arranges for transfer agency, custody, fund administration, distribution, and all other services necessary for each Fund to operate. For the services it provides to the Funds, the Adviser is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate of the Funds’ average daily net assets as follows:

Fund	Management Fee
TrueShares Technology, AI & Deep Learning ETF	0.68%
The Opal Dividend Income ETF	0.65%
TrueShares Eagle Global Renewable Energy Income ETF	0.75%
Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Advisory Agreement”), the Adviser has agreed to pay all expenses of the Funds except the fee payable to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b‑1) fees and expenses (if any). The Adviser, in turn, compensates the Sub-Advisers from the management fee it receives from the Funds.
The table below shows advisory fees paid by the Funds for the fiscal period ended December 31, as applicable to each Fund:

Fund	2023	2022	2021
TrueShares Technology, AI & Deep Learning ETF	$167,801	$148,516	$199,185
The Opal Dividend Income ETF	$433,554	$394,808	$198,541(1)
TrueShares Eagle Global Renewable Energy Income ETF	$18,820	$940(2)	N/A
(1) For the fiscal period January 27, 2021 (commencement of operations) through December 31, 2021.
(2) For the fiscal period December 8, 2022 (commencement of operations) through December 31, 2022.
Investment Sub-Adviser - Black Hill Capital Partners, LLC
Black Hill Capital Partners, LLC, a Delaware limited liability company located at 101 California Street, San Francisco, California 94111, serves as the sub-adviser to the AI ETF. The Sub-Adviser is majority owned by Sangbum Kim. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for the day-to-day management of the AI ETF, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing, subject to the supervision of the Adviser and the Board.
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For the fiscal years ended December 31, 2023 and December 31, 2022, the Adviser paid Black Hill for sub-advisory services provided to the Fund in the amount of $14,616 and $8,244 respectively.
Investment Sub-Adviser - Opal Capital LLC
Opal Capital LLC, a Texas limited liability company located at 1900 Glades Road, Suite 150, Boca Raton, Florida 33431, serves as the sub-adviser to the Dividend Income ETF. An SEC-registered investment adviser formed in 2022. Opal is an affiliate of the Fund’s previous sub-adviser, Titleist Asset Management, Ltd., and is controlled by Austin Graff and Gery Sadzewicz. Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser shares responsibility with the Adviser for the day-to-day management of the Fund, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing, subject to the supervision of the Adviser and the Board.
For the fiscal year ended December 31, 2023, the Adviser paid Opal for sub-advisory services provided to the Fund in the amount of $189,538. For the period November 7, 2022 (date of sub-adviser transition) through December 31, 2022, the Adviser paid Opal for sub-advisory services provided to the Fund in the amount of $145,875. For the period January 1, 2022 through November 6, 2022, the Adviser paid Titleist for sub-advisory services provided to the Fund in the amount of $30,912. For the fiscal period January 27, 2021 (commencement of operations) through December 31, 2021, the Adviser paid Titleist for sub-advisory services provided to the Fund in the amount of $30,686.
Investment Sub-Adviser - Eagle Global Advisors, LLC
Eagle Global Advisors, LLC, a Texas limited liability company located at 1330 Post Oak Boulevard, Suite 3000, Houston, Texas 77056, serves as the sub-adviser to the Fund. The Sub-Adviser is majority owned by Edward Allen and Steven Russo. Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for the trading portfolio securities, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee, paid by the Adviser, equal to 50% of the net profits of the Fund (the total management fees received by the Adviser after Fund expenses) calculated monthly.
For the fiscal years ended December 31, 2023 and December 31, 2022, the Sub-Adviser did not receive any sub-advisory fees from the Adviser.
Portfolio Managers
The following individuals (collectively, the “Portfolio Managers”) are responsible for day-to-day management of a Fund’s portfolio, as indicated in the below table.

Fund	Portfolio Managers
TrueShares Technology, AI & Deep Learning ETF	Sangbum Kim
The Opal Dividend Income ETF	Austin Graff
TrueShares Eagle Global Renewable Energy Income ETF	Michael Cerasoli, Alex Meier, and Steven S. Russo
This section includes information about the Portfolio Managers, including information about compensation, other accounts managed, and the dollar range of Shares owned.
Share Ownership
The Funds are required to show the dollar ranges of a Portfolio Manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year or a more recent date for a new portfolio manager. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of December 31, 2023, the Portfolio Managers owned the following Shares of the Funds:

Portfolio Manager	AI ETF	Dividend Income ETF	Energy Income ETF
Sangbum Kim	None	n/a	n/a
Austin Graff	n/a	over $1,000,000	n/a
Michael Cerasoli	1.00	n/a	$100,001 – $500,000
Alex Meier	n/a	n/a	None
Steven S. Russo	n/a	n/a	$100,001 – $500,000
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Other Accounts
In addition to the Funds, the Portfolio Managers managed the following other accounts for the Adviser or Sub-Adviser (as applicable) as of December 31, 2023, none of which were subject to a performance fee (unless otherwise footnoted).

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Sangbum Kim	0	$0	0	$0	4	$28.9 million
Austin Graff	1	$61.2 million	1	$15.7 million	None	None
Michael Cerasoli	1	$92.6 million	2	274.9 million	26	185.1 million
Alex Meier	1	$92.6 million	2	274.9 million	26	185.1 million
Steven S. Russo	1	$92.6 million	2	274.9 million	26	185.1 million
Compensation
The Portfolio Managers, except Mr. Graff, each receive a fixed base salary that is not tied to the performance of the applicable Funds they manage. Mr. Graff receives a percentage of the net profits derived by the Adviser from the Dividend Income ETF based on the Sub-Advisory Agreement fee schedule.
Conflicts of Interest
A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser and Sub-Advisers have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Advisers manages are fairly and equitably allocated.
DISTRIBUTOR
The Trust and Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Shares of the Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).
The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser, the Sub-Advisers, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by a Fund and, thus, do not result in increased Fund expenses. They are not
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reflected in the fees and expenses listed in the fees and expenses sections of a Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.
Such compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Advisers will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Advisers, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.
If you have any additional questions, please call 1-800-617-0004.
Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of a Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.
TRANSFER AGENT AND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and administrator.
Pursuant to a fund servicing agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the
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management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.
The Adviser was responsible for paying the amounts in the table below to Fund Services for the fiscal period ended December 31, as applicable to each Fund:

Fund	2023	2022	2021
TrueShares Technology, AI & Deep Learning ETF	$65,969	$62,186	$79,109
The Opal Dividend Income ETF	$67,630	$64,065	$73,098(1)
TrueShares Eagle Global Renewable Energy Income ETF	$66,422	$5,524(2)	N/A
(1) For the fiscal period January 27, 2021 (commencement of operations) through December 31, 2021.
(2) For the fiscal period December 8, 2022 (commencement of operations) through December 31, 2022.
CUSTODIAN
Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Funds’ assets. The Custodian holds and administers the assets in each Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004-2541, serves as legal counsel for the Trust.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Funds.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day a Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the facilities of the National Securities Clearing Corporation (“NSCC”).
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in the applicable Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the applicable Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
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LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, a Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
Each Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, a Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. A Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units— Creation Transaction Fee” and “—Redemption Transaction Fee”, each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute a Fund’s portfolio transactions in connection with such orders.
A Sub-Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. A Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits a Sub-Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. A Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to a Sub-Adviser, but only if the applicable Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on
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the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
A Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because a Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the applicable Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits a Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by a Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by such Sub-Adviser, effectively cross subsidizing the other accounts managed by such Sub-Adviser that benefit directly from the product. A Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.
A Sub-Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the applicable Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by a Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the applicable Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund. The primary consideration is prompt execution of orders at the most favorable net price.
A Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
The table below shows brokerage commissions paid by the Funds for the fiscal years ended December 31, as applicable to each Fund:

Fund	2023	2022	2021
TrueShares Technology, AI & Deep Learning ETF	$8,952	$10,727	$5,090
The Opal Dividend Income ETF	$48,465	$20,372	$12,586(1)
TrueShares Eagle Global Renewable Energy Income ETF	$2,021	$291(2)	N/A
(1) For the fiscal period January 27, 2021 (commencement of operations) through December 31, 2021.
(2) For the fiscal period December 8, 2022 (commencement of operations) through December 31, 2022.
Directed Brokerage. For the fiscal year ended December 31, 2023, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to a Sub-Adviser.
Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. For the fiscal years ended December 31, 2023, December 31, 2022 and December 31, 2021, the Funds did not pay brokerage commissions to any registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Advisers, or the Distributor.
Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers or dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of a Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares. For the fiscal year ended December 31, 2023, the Funds did not hold any securities of their “regular broker dealers.”
PORTFOLIO TURNOVER RATE
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by a Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
For the fiscal period ended December 31, the Funds’ portfolio turnover rates were:
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Fund	2023	2022
TrueShares Technology, AI & Deep Learning ETF	18%	25%
The Opal Dividend Income ETF	81%	41%
TrueShares Eagle Global Renewable Energy Income ETF	52%	2%(1)
(1) For the fiscal period December 8, 2022 (commencement of operations) through December 31, 2022.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as described in the ensuing paragraphs. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the applicable Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
PURCHASE AND REDEMPTION OF CREATION UNITS
Each Fund issues and redeems its shares on a continuous basis, at NAV, only in a large, specified number of shares called a “Creation Unit,” either principally in-kind for securities or in cash for the value of such securities. The NAV of a Fund’s Shares is determined once
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each Business Day, as described below under “Determination of Net Asset Value.” The Creation Unit size may change. Authorized Participants will be notified of such change.
Purchase (Creation). The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at the NAV per share next determined after receipt, on any Business Day, of an order in proper form. The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day, Juneteenth Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Fund Deposit. Each Fund has adopted policies and procedures governing the process of constructing baskets of Deposit Securities (defined below), Fund Securities (defined below) and/or cash, and acceptance of the same (the “Basket Procedures”). The consideration for purchase of a Creation Unit of a Fund generally consists of either: (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in a Fund’s portfolio and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs may be recoverable from the purchaser of Creation Units.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Funds, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently, 9:30 a.m., Eastern time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund may be changed from time to time by the Adviser, in accordance with the Basket Procedures, with a view to the investment objective of such Fund. Information regarding the Fund Deposit necessary for the purchase of a Creation Unit is made available to Authorized Participants and other market participants seeking to transact in Creation Unit aggregations. The composition of the Deposit Securities also may change in response to portfolio adjustments, interest payments and corporate action events.
The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash.
Cash Purchase. The Trust may at its discretion permit full or partial cash purchases of Creation Units of a Fund. When full or partial cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a creation transaction fee and non-standard charges, as may be applicable.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must
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execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from a Fund, including custom orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. With respect to each Fund, the order cut-off time for orders to purchase Creation Units is 4:00 p.m. Eastern time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time for the Funds, or such earlier time as may be designated by the applicable Fund and disclosed to Authorized Participants. In addition, orders to purchase Creation Units of the Energy Income ETF on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, such Fund also will generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the applicable Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to such Fund for losses, if any, resulting therefrom. The “Settlement Date” for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed.
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When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. However, the AI ETF reserves the right to settle Creation Unit transactions on a basis other than the second Business Day following the day on which the purchase order is deemed received by the Distributor to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.
In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units. Provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder, the Trust reserves the right to reject an order for Creation Units transmitted in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form or the Fund Deposit delivered does not consist of the securities the Custodian specified; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent, the Distributor and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units. Given the importance of the ongoing issuance of Creation Units to maintaining a market price that is at or close to the underlying NAV of a Fund, the Trust does not intend to suspend the acceptance of orders for Creation Units, unless it believes doing so would be in the best interests of the Fund.
All questions as to the number of shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Unit Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation unit transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation unit transaction fee from time to time. The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
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In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Name of Fund	Fixed Creation Unit Transaction Fee	Maximum Variable Transaction Fee
TrueShares Technology, AI & Deep Learning ETF	$300	2%
The Opal Dividend Income ETF	$300	2%
TrueShares Eagle Global Renewable Energy Income ETF	$500	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently, 9:30 a.m., Eastern time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or a combination thereof, as determined by the Trust in accordance with the Basket Procedures. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, and additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Cash Redemption. Full or partial cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the
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table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate changes to the Funds’ portfolio in a more tax efficient manner than could be achieved without such order.

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
TrueShares Technology, AI & Deep Learning ETF	$300	2%
The Opal Dividend Income ETF	$300	2%
TrueShares Eagle Global Renewable Energy Income ETF	$500	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units of a Fund on any Business Day must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern time for each Fund. In addition, orders to redeem Creation Units of the Energy Income ETF on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.
However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold). If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the AI Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.
The Trust may, in its discretion and in accordance with the Basket Procedures, exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, and in accordance with the Basket Procedures, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
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Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
Because the portfolio securities of the Funds may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of the applicable Fund could be significantly affecting by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the applicable Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
DETERMINATION OF NET ASSET VALUE
NAV per Share for a Fund is computed by dividing the value of the net assets of the applicable Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
In calculating each Fund’s NAV per Share, the Fund’s investments are generally valued using market quotations to the extent such market quotations are readily available. If market quotations are not readily available or, are deemed to be unreliable by the Adviser, a Fund will value such investments at fair value, as determined by the Adviser, for purposes of calculating such Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for each Fund’s portfolio holdings subject to the Board’s oversight. The Adviser has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to a Fund’s portfolio investments. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.
When fair value pricing is employed, the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others, or the value when trading resumes or is realized upon its sale. There may be multiple methods that can be used to value a portfolio investment when market quotations are not readily available. The value established for any portfolio investment at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
Each Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the applicable Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust
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reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the applicable Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain important U.S. federal income tax considerations generally affecting a Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning. In particular, it does not address tax consequences to investors subject to special rules, such as investors who hold Shares through individual retirement accounts (“IRAs”), 401(k)s, or other tax-advantaged accounts.
The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, foreign or local taxes.
Taxation of the Funds. Each Fund has elected and intends to qualify each year to be treated as a separate RIC under the Code. As such, the Funds should not be subject to federal income taxes on their net investment income and capital gains, if any, to the extent that they timely distribute such income and capital gains to their shareholders. To qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the applicable Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the applicable Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).
Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the fund level rather than at the Trust level.
If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the applicable Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief
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provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as dividends to the extent of a Fund’s current and accumulated earnings and profits, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the applicable Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the applicable Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Funds’ taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the applicable Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.
As of December 31, 2023, the Funds had accumulated short-term and long-term capital loss carryforwards in the amounts provided in the table below. These amounts do not expire.

Name of Fund	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
TrueShares Technology, AI & Deep Learning ETF	$1,109,367	$5,768,439
The Opal Dividend Income ETF	$4,790,444	$2,619,198
TrueShares Eagle Global Renewable Energy Income ETF	$39,016	$2,066
A Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. The Funds intend to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax but can make no assurances that all such tax liability will be eliminated. For example, a Fund may receive delayed or corrected tax reporting statements from its investments that cause such Fund to accrue additional income and gains after such Fund has already made its excise tax distributions for the year. In such a situation, a Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, a Fund may in certain circumstances be required to liquidate Fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.
If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent that any such income or gains are not distributed. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
Taxation of Shareholders – Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be
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taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.
Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which, subject to certain limitations and requirements, is taxable to non-corporate shareholders at rates of up to 20%.
Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an underlying fund taxable as a RIC or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.
Fund dividends will not be treated as qualified dividend income if a Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.
In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from other RICs and dividends distributed to a Fund from REITs are generally not eligible for the dividends received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends received deduction with respect to those Shares.
Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
Shareholders who have not held Shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of a Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.
To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If a Fund’s distributions exceed its current and accumulated earnings and profits for the taxable year (as calculated for federal income tax purposes), all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Taxation of Shareholders – Sale or Exchange of Shares. A sale or exchange of Shares may give rise to a gain or loss for federal and state income tax purposes. Assuming a shareholder holds Shares as a capital asset, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially
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identical Shares of a Fund are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of a Fund may limit the tax efficiency of the Fund. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted, under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or, on the basis that there has been no significant change in economic position.
Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the holder’s circumstances.
The Trust, on behalf of the Funds, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
Taxation of Shareholders – Net Investment Income Tax. U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Foreign Investments. Dividends and interest received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Each Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.
If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by a Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. If a Fund makes the election, the Fund’s shareholders will be notified annually by the Fund (or their broker) of the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.
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If a Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
Each Fund may be eligible to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code in which case, in lieu of the foregoing requirements, the Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the QEF, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, a Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax at the fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Each Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Amounts included in income each year by a Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Requirement (as described above) even if not distributed to such Fund, if such Fund derives such income from its business of investing in stock, securities or currencies.
Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other financial instruments (such as forward currency contracts and currency swaps), gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of settlement or disposition also are treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of a Fund’s income to be distributed to its shareholders as ordinary income. Each Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.
Tax Treatment of Complex Securities. Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, may affect the character of gains and losses realized by the applicable Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the applicable Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the applicable Fund receiving cash with which to make distributions in amounts sufficient to enable the applicable Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. A Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the applicable Fund’s qualification for treatment as a RIC.
Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding”; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.
Non-U.S. Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisers prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. Each Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien
36

individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the United States to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
A non-U.S. entity that invests in a Fund will need to provide the fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisers in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.
A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account.
Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Other Issues. In those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by such Fund may differ from federal tax treatment.
The foregoing discussion is based on U.S. federal tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of foreign, federal, state, or local taxes.
37

FINANCIAL STATEMENTS
The Annual Report for the Funds for the fiscal year ended December 31, 2023 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Funds’ Annual Report at no charge by calling 1-800-617-0004 or through the Funds’ website at www.true-shares.com.

38

APPENDIX A
PROXY VOTING POLICIES AND PROCEDURES
TrueMark Investments, LLC
Effective: 03/01/2021

GENERAL PROXY VOTING POLICIES

The Firm understands and appreciates the importance of proxy voting. To the extent that Firm has discretion to vote the proxies of its advisory clients, Firm will vote any such proxies in the best interests of advisory clients and investors (as applicable) and in accordance with the policies of the Proxy Service Providers1 and ISS Governance ("Proxy Service Providers") and the procedures outlined below.

PROXY VOTING PROCEDURES

1.All proxies sent to advisory clients that are actually received by Firm or recorded by the Proxy Service Providers (to vote on behalf of the advisory clients) will be provided to the Chief Operations Officer (“COO”) or her delegate.

2.The COO will instruct the Proxy Service Providers to generally adhere to the following procedures (subject to limited exception):

a.A written record of each proxy received by Firm or recorded by the Proxy Service Providers (on behalf of its advisory clients) will be kept in Firm’s files;

b.The Proxy Service Providers and the COO will determine which of Firm’s advisory clients hold the security to which the proxy relates;

c.The Portfolio Manager will review the proxy and, based upon the advice/recommendation from the Proxy Service Providers, determine how to vote the proxy in question in accordance with the guidelines set forth below.

d.Prior to voting any proxies, the Portfolio Manager will attempt to determine if there are any conflicts of interest related to the proxy in question. If a conflict is identified, the Chief Compliance Officer will be notified so a determination can be made as to whether the conflict is material or not.

i.If no material conflict is identified pursuant to these procedures, the Portfolio Manager will make a decision on how to vote the proxy in question.

e.Although not presently intended to be used on a regular basis, Firm is empowered to retain an independent third party to vote proxies in certain situations (including situations where a material conflict of interest is identified).

HANDLING CONFLICTS OF INTEREST

1.As stated above, in evaluating how to vote a proxy, the Portfolio Manager will first determine whether there is a conflict of interest related to the proxy in question between Firm and its advisory clients. This examination will include (but will not be limited to) an evaluation of whether the Firm (or any affiliate of Firm has any relationship with the company or an affiliate of the company) to which the proxy relates outside an investment in such company by an advisory client of Firm.

2.If a conflict is identified and deemed “material” by the Portfolio Manager after consultation with the CCO, Firm will determine whether voting in accordance with these proxy voting guidelines is in the best interests of affected advisory clients (which may include utilizing an independent third-party to vote such proxies).

3.With respect to material conflicts, Firm will determine whether it is appropriate to disclose the conflict to affected advisory clients and investors and give advisory clients and investors the opportunity to vote the proxies in question themselves, if applicable. If an advisory client is subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the investment management agreement between Firm and the ERISA advisory client reserves the right to vote proxies when Firm has determined that a material conflict exists that does affect its best judgment as a fiduciary to the ERISA advisory client, Firm will:

a.Give the ERISA advisory client the opportunity to vote the proxies in question themselves; or

b.Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA Advisory Clients (if any).
1 Before engaging a proxy provider and during the course of the relationship, the Firm will conduct appropriate due diligence/oversight. Records of this due diligence/oversight will be maintained in the Firm’s records.
A-1

VOTING GUIDELINES

In the absence of specific voting guidelines mandated by a particular advisory client, Firm will endeavor to vote proxies in the best interests of each advisory client via the Proxy Service Providers policy.

In some foreign markets where proxy voting demands fee payment for agent services, the Firm will balance the cost and benefit of proxy voting and may give up the proxy voting if the cost associated is greater than the benefits from voting.

1.Although voting certain proxies may be subject to the discretion of the Firm, the Firm is of the view that voting proxies in accordance with the following general guidelines is in the best interests of its advisory clients:

a.The Firm will generally vote in favor of routine corporate housekeeping proposals including, but not limited to, the following:

i.Election of directors (where there are no related corporate governance issues);

ii.Selection or reappointment of auditors; or

iii.Increasing or reclassification of common stock.

b.The Firm will generally vote against proposals that:

i.Make it more difficult to replace members of the issuer’s board of directors or board of managers; and

ii.Introduce unequal voting rights (although there may be regulatory reasons that would make such a proposal favorable to certain advisory clients of the Firm).

c.The Firm will generally vote against proposals that make it more difficult for an issuer to be taken over by outsiders, and in favor of proposals to do the opposite.

d.The Firm will generally vote in favor of proposals by management or shareholders concerning various compensation and stock option plans that will act to make management and employee compensation more dependent on long-term stock price performance.

e.The Firm will generally vote against proposals to move the company to another state less favorable to shareholders’ interests, or to restructure classes of stock in such a way as to benefit one class of shareholders at the expense of another, such as dual classes (A and B shares) of stock.

DISCLOSURE OF PROCEDURES

A brief summary of these proxy voting procedures will be included in the Firm’s Form ADV Part 2A and will be updated whenever these policies and procedures are updated. For registered investment company clients, the Firm will work with the RIC to provide the necessary information for the Form N-PX and will review such information for accuracy.

RECORD-KEEPING REQUIREMENTS

The COO via the Proxy Service Providers will be responsible for maintaining files relating to the Firm’s proxy voting procedures. Records will be maintained and preserved for five (5) years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Firm. Records of the following will be included in the files:

1.Copies of these proxy voting policies and procedures, and any amendments thereto;

2.A copy of each proxy statement that the Firm or the Proxy Service Providers actually receives; provided, however, that the Firm may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

3.A record of each vote that the Firm via the Proxy Service Providers casts;

4.A copy of any document that the Firm created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

5.A copy of each written request for information on how the Firm voted such advisory client’s proxies and a copy of any written response to any request for information on how the Firm voted proxies on behalf of advisory clients.
A-2

APPENDIX B

ISS Proxy Voting Guidelines

B-1

U N I T E DS T A T E S
Proxy Voting Guidelines
Benchmark Policy Recommendations
Effective for Meetings on or after February 1, 2024
Published early January, 2024
W W W . I S S G O V E R N A N C E . C O M

Coverage8
1.Board of Directors9
Voting on Director Nominees in Uncontested Elections9
Independence9
ISS Classification of Directors – U.S.10
Composition12
Attendance12
Overboarded Directors12
Gender Diversity12
Racial and/or Ethnic Diversity12
Responsiveness13
Accountability13
Poison Pills13
Unequal Voting Rights14
Classified Board Structure14
Removal of Shareholder Discretion on Classified Boards14
Problematic Governance Structure14
Unilateral Bylaw/Charter Amendments15
Restricting Binding Shareholder Proposals15
Director Performance Evaluation15
Management Proposals to Ratify Existing Charter or Bylaw Provisions16
Problematic Audit-Related Practices16
Problematic Compensation Practices16
Problematic Pledging of Company Stock17
Climate Accountability17
Governance Failures17
Voting on Director Nominees in Contested Elections18
Vote-No Campaigns18
Proxy Contests/Proxy Access18
Other Board-Related Proposals18
Adopt Anti-Hedging/Pledging/Speculative Investments Policy18
Board Refreshment18
Term/Tenure Limits19
Age Limits19
Board Size19
Classification/Declassification of the Board19
CEO Succession Planning19
Cumulative Voting19
Director and Officer Indemnification, Liability Protection, and Exculpation20
Establish/Amend Nominee Qualifications20
Establish Other Board Committee Proposals21
Filling Vacancies/Removal of Directors21
Independent Board Chair21
Majority of Independent Directors/Establishment of Independent Committees22
Majority Vote Standard for the Election of Directors22

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Proxy Access22
Require More Nominees than Open Seats22
Shareholder Engagement Policy (Shareholder Advisory Committee)23
2.Audit-Related24
Auditor Indemnification and Limitation of Liability24
Auditor Ratification24
Shareholder Proposals Limiting Non-Audit Services24
Shareholder Proposals on Audit Firm Rotation25
3.Shareholder Rights & Defenses26
Advance Notice Requirements for Shareholder Proposals/Nominations26
Amend Bylaws without Shareholder Consent26
Control Share Acquisition Provisions26
Control Share Cash-Out Provisions26
Disgorgement Provisions27
Fair Price Provisions27
Freeze-Out Provisions27
Greenmail27
Shareholder Litigation Rights27
Federal Forum Selection Provisions27
Exclusive Forum Provisions for State Law Matters28
Fee shifting28
Net Operating Loss (NOL) Protective Amendments29
Poison Pills (Shareholder Rights Plans)29
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy29
Management Proposals to Ratify a Poison Pill29
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)30
Proxy Voting Disclosure, Confidentiality, and Tabulation30
Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions30
Reimbursing Proxy Solicitation Expenses31
Reincorporation Proposals31
Shareholder Ability to Act by Written Consent31
Shareholder Ability to Call Special Meetings32
Stakeholder Provisions32
State Antitakeover Statutes32
Supermajority Vote Requirements32
Virtual Shareholder Meetings33
4.Capital/Restructuring34
Capital34
Adjustments to Par Value of Common Stock34
Common Stock Authorization34
General Authorization Requests34
Specific Authorization Requests35
Dual Class Structure35
Issue Stock for Use with Rights Plan35

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Preemptive Rights35
Preferred Stock Authorization35
General Authorization Requests35
Recapitalization Plans37
Reverse Stock Splits37
Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.37
Share Repurchase Programs38
Share Repurchase Programs Shareholder Proposals38
Stock Distributions: Splits and Dividends38
Tracking Stock38
Restructuring38
Appraisal Rights38
Asset Purchases39
Asset Sales39
Bundled Proposals39
Conversion of Securities39
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged
Buyouts/Wrap Plans39
Formation of Holding Company40
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)40
Joint Ventures41
Liquidations41
Mergers and Acquisitions41
Private Placements/Warrants/Convertible Debentures42
Reorganization/Restructuring Plan (Bankruptcy)43
Special Purpose Acquisition Corporations (SPACs)43
Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions44
Spin-offs44
Value Maximization Shareholder Proposals44
5.Compensation45
Executive Pay Evaluation45
Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)45
Pay-for-Performance Evaluation46
Problematic Pay Practices47
Compensation Committee Communications and Responsiveness48
Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")48
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale48
Equity-Based and Other Incentive Plans49
Shareholder Value Transfer (SVT)50
Three-Year Value-Adjusted Burn Rate50
Egregious Factors50
Liberal Change in Control Definition50
Repricing Provisions51
Problematic Pay Practices or Significant Pay-for-Performance Disconnect51
Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))51

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Specific Treatment of Certain Award Types in Equity Plan Evaluations52
Dividend Equivalent Rights52
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts
(REITs)52
Other Compensation Plans52
401(k) Employee Benefit Plans52
Employee Stock Ownership Plans (ESOPs)53
Employee Stock Purchase Plans—Qualified Plans53
Employee Stock Purchase Plans—Non-Qualified Plans53
Option Exchange Programs/Repricing Options53
Stock Plans in Lieu of Cash54
Transfer Stock Option (TSO) Programs54
Director Compensation55
Shareholder Ratification of Director Pay Programs55
Equity Plans for Non-Employee Directors55
Non-Employee Director Retirement Plans56
Shareholder Proposals on Compensation56
Bonus Banking/Bonus Banking “Plus”56
Compensation Consultants—Disclosure of Board or Company’s Utilization56
Disclosure/Setting Levels or Types of Compensation for Executives and Directors56
Golden Coffins/Executive Death Benefits57
Hold Equity Past Retirement or for a Significant Period of Time57
Pay Disparity57
Pay for Performance/Performance-Based Awards57
Pay for Superior Performance58
Pre-Arranged Trading Plans (10b5-1 Plans)58
Prohibit Outside CEOs from Serving on Compensation Committees59
Recoupment of Incentive or Stock Compensation in Specified Circumstances59
Severance Agreements for Executives/Golden Parachutes59
Share Buyback Impact on Incentive Program Metrics59
Supplemental Executive Retirement Plans (SERPs)60
Tax Gross-Up Proposals60
Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of
Unvested Equity60
6.Routine/Miscellaneous61
Adjourn Meeting61
Amend Quorum Requirements61
Amend Minor Bylaws61
Change Company Name61
Change Date, Time, or Location of Annual Meeting61
Other Business62
7.Social and Environmental Issues63
Global Approach – E&S Shareholder Proposals63
Endorsement of Principles63
Animal Welfare63

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Animal Welfare Policies63
Animal Testing64
Animal Slaughter64
Consumer Issues64
Genetically Modified Ingredients64
Reports on Potentially Controversial Business/Financial Practices64
Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation65
Product Safety and Toxic/Hazardous Materials65
Tobacco-Related Proposals66
Climate Change66
Say on Climate (SoC) Management Proposals66
Say on Climate (SoC) Shareholder Proposals67
Climate Change/Greenhouse Gas (GHG) Emissions67
Energy Efficiency68
Renewable Energy68
Diversity68
Board Diversity68
Equality of Opportunity69
Gender Identity, Sexual Orientation, and Domestic Partner Benefits69
Gender, Race/Ethnicity Pay Gap69
Racial Equity and/or Civil Rights Audit Guidelines69
Environment and Sustainability70
Facility and Workplace Safety70
General Environmental Proposals and Community Impact Assessments70
Hydraulic Fracturing70
Operations in Protected Areas71
Recycling71
Sustainability Reporting71
Water Issues71
General Corporate Issues72
Charitable Contributions72
Data Security, Privacy, and Internet Issues72
ESG Compensation-Related Proposals72
Human Rights, Human Capital Management, and International Operations72
Human Rights Proposals72
Mandatory Arbitration73
Operations in High-Risk Markets73
Outsourcing/Offshoring74
Sexual Harassment74
Weapons and Military Sales74
Political Activities74
Lobbying74
Political Contributions75
Political Expenditures and Lobbying Congruency75
Political Ties75

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8.Mutual Fund Proxies77
Election of Directors77
Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes77
Converting Closed-end Fund to Open-end Fund77
Proxy Contests77
Investment Advisory Agreements77
Approving New Classes or Series of Shares78
Preferred Stock Proposals78
1940 Act Policies78
Changing a Fundamental Restriction to a Nonfundamental Restriction78
Change Fundamental Investment Objective to Nonfundamental78
Name Change Proposals78
Change in Fund's Subclassification79
Business Development Companies—Authorization to Sell Shares of Common Stock at a Price
below Net Asset Value79
Disposition of Assets/Termination/Liquidation79
Changes to the Charter Document79
Changing the Domicile of a Fund80
Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval80
Distribution Agreements80
Master-Feeder Structure80
Mergers80
Shareholder Proposals for Mutual Funds80
Establish Director Ownership Requirement80
Reimburse Shareholder for Expenses Incurred81
Terminate the Investment Advisor81

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Coverage
The U.S. research team provides proxy analyses and voting recommendations for the common shareholder meetings of U.S. - incorporated companies that are publicly-traded on U.S. exchanges, as well as certain OTC companies, if they are held in our institutional investor clients' portfolios. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’ U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.
Foreign-incorporated companies
In addition to U.S.- incorporated, U.S.- listed companies, ISS’ U.S. policies are applied to certain foreign-
incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:
▪U.S. Domestic Issuers – which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies (e.g. they are required to file DEF14A proxy statements) – are generally covered under standard
U.S. policy guidelines.
▪Foreign Private Issuers (FPIs) – which are allowed to take exemptions from most disclosure requirements (e.g., they are allowed to file 6-K for their proxy materials) and U.S. listing standards – are generally covered under a combination of policy guidelines:
▪FPI Guidelines (see the Americas Regional Proxy Voting Guidelines), may apply to companies incorporated in governance havens, and apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors; and/or
▪Guidelines for the market that is responsible for, or most relevant to, the item on the ballot.
U.S. incorporated companies listed only on non-U.S. exchanges are generally covered under the ISS guidelines for the market on which they are traded.
An FPI is generally covered under ISS’ approach to FPIs outlined above, even if such FPI voluntarily files a proxy statement and/or other filing normally required of a U.S. Domestic Issuer, so long as the company retains its FPI status.
In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the
“assigned” primary market coverage.

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1.Board of Directors
Voting on Director Nominees in Uncontested Elections
Four fundamental principles apply when determining votes on director nominees:
Independence: Boards should be sufficiently independent from management (and significant shareholders) to ensure that they are able and motivated to effectively supervise management's performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy.
The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.
Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.
Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.
Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company's governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.
General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees1 considered on case-by-case basis):
Independence
Vote against2 or withhold from non-independent directors (Executive Directors and Non-Independent Non-
Executive Directors per ISS’ Classification of Directors) when:
▪Independent directors comprise 50 percent or less of the board;
▪The non-independent director serves on the audit, compensation, or nominating committee;
▪The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or
▪The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

1 A "new nominee" is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.
2 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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ISS Classification of Directors – U.S.
1.Executive Director
1.1.Current officer1 of the company or one of its affiliates2.
2.Non-Independent Non-Executive Director
Board Identification
2.1.Director identified as not independent by the board.
Controlling/Significant Shareholder
2.2.Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a group).
Current Employment at Company or Related Company
2.3.Non-officer employee of the firm (including employee representatives).
2.4.Officer1, former officer, or general or limited partner of a joint venture or partnership with the company.
Former Employment
2.5.Former CEO of the company. 3, 4
2.6.Former non-CEO officer1 of the company or an affiliate2 within the past five years.
2.7.Former officer1 of an acquired company within the past five years.4
2.8.Officer1 of a former parent or predecessor firm at the time the company was sold or split off within the past five years.
2.9.Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.5
Family Members
2.10.Immediate family member6 of a current or former officer1 of the company or its affiliates2 within the last five years.
2.11.Immediate family member6 of a current employee of company or its affiliates2 where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-
Section 16 officer in a key strategic role).
Professional, Transactional, and Charitable Relationships
2.12.Director who (or whose immediate family member6) currently provides professional services7 in excess of $10,000 per year to: the company, an affiliate2, or an individual officer of the company or an affiliate;
or who is (or whose immediate family member6 is) a partner, employee, or controlling shareholder of an organization which provides the services.
2.13.Director who (or whose immediate family member6) currently has any material transactional relationship8 with the company or its affiliates2; or who is (or whose immediate family member6 is)
a partner in, or a controlling shareholder or an executive officer of, an organization which has the material transactional relationship8 (excluding investments in the company through a private placement).
2.14.Director who (or whose immediate family member6) is a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments8 from the company or its affiliates2.
Other Relationships
2.15.Party to a voting agreement9 to vote in line with management on proposals being brought to shareholder vote.
2.16.Has (or an immediate family member6 has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.10
2.17.Founder11 of the company but not currently an employee.
2.18.Director with pay comparable to Named Executive Officers.
2.19.Any material12 relationship with the company.
3.Independent Director
3.1.No material12 connection to the company other than a board seat.

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Footnotes:
1.The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and
Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an Independent Director.
2.“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. The manager/advisor of an externally managed issuer (EMI) is considered an affiliate.
3.Includes any former CEO of the company prior to the company’s initial public offering (IPO).
4.When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.
5.ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.
6.“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step- children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
7.Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of
Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of
$10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.
8.A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).
9.Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as
Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement;
the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill;
and if there any conflicting relationships or related party transactions.
10.Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).
11.The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an Independent Director.

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12.For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.
Composition
Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:
▪Medical issues/illness;
▪Family emergencies; and
▪Missing only one meeting (when the total of all meetings is three or fewer).
In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s)
with poor attendance, generally vote against or withhold from appropriate members of the nominating/
governance committees or the full board.
If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.
Overboarded Directors: Generally vote against or withhold from individual directors who:
▪Sit on more than five public company boards; or
▪Are CEOs of public companies who sit on the boards of more than two public companies besides their own—
withhold only at their outside boards4.
Gender Diversity: Generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company's board. An exception will be made if there was at least one woman on the board at the preceding annual meeting and the board makes a firm commitment to return to a gender-diverse status within a year.
Racial and/or Ethnic Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members5. An exception will be made if there was racial and/or ethnic diversity on the board at the preceding annual meeting and the board makes a firm commitment to appoint at least one racial and/or ethnic diverse member within a year.

3 Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.
4 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership)
subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.
5 Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.

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Responsiveness
Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:
▪The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
▪Disclosed outreach efforts by the board to shareholders in the wake of the vote;
▪Rationale provided in the proxy statement for the level of implementation;
▪The subject matter of the proposal;
▪The level of support for and opposition to the resolution in past meetings;
▪Actions taken by the board in response to the majority vote and its engagement with shareholders;
▪The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
▪Other factors as appropriate.
▪The board failed to act on takeover offers where the majority of shares are tendered; or
▪At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on
Pay proposal if:
▪The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:
▪The company's response, including:
▪Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
▪Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition; and
▪Disclosure of specific and meaningful actions taken to address shareholders' concerns;
▪Other recent compensation actions taken by the company;
▪Whether the issues raised are recurring or isolated;
▪The company's ownership structure; and
▪Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
▪The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.
Accountability
Problematic Takeover Defenses, Capital Structure, and Governance Structure
Poison Pills: Generally vote against or withhold from all nominees (except new nominees1, who should be considered case- by-case) if:
▪The company has a poison pill with a deadhand or slowhand feature6;

6 If a short-term pill with a deadhand or slowhand feature is enacted but expires before the next shareholder vote, ISS will generally still recommend withhold/against nominees at the next shareholder meeting following its adoption.

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▪The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval; or
▪The company has a long-term poison pill (with a term of over one year) that was not approved by the public shareholders7.
Vote case-by-case on nominees if the board adopts an initial short-term pill6 (with a term of one year or less) without shareholder approval, taking into consideration:
▪ The disclosed rationale for the adoption;
▪ The trigger;
▪ The company's market capitalization (including absolute level and sudden changes);
▪ A commitment to put any renewal to a shareholder vote; and
▪ Other factors as relevant.
Unequal Voting Rights: Generally vote withhold or against directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case), if the company employs a common stock structure with unequal voting rights8.
Exceptions to this policy will generally be limited to:
▪Newly-public companies9 with a sunset provision of no more than seven years from the date of going public;
▪Limited Partnerships and the Operating Partnership (OP) unit structure of REITs;
▪Situations where the super-voting shares represent less than 5% of total voting power and therefore considered to be de minimis; or
▪The company provides sufficient protections for minority shareholders, such as allowing minority shareholders a regular binding vote on whether the capital structure should be maintained.
Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.
Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.
Problematic Governance Structure: For  companies that hold or held their first annual meeting9 of public shareholders after Feb. 1, 2015, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:
▪Supermajority vote requirements to amend the bylaws or charter;
▪A classified board structure; or
▪Other egregious provisions.

7 Approval prior to, or in connection, with a company’s becoming publicly-traded, or in connection with a de-SPAC transaction, is insufficient.
8 This generally includes classes of common stock that have additional votes per share than other shares; classes of shares that are not entitled to vote on all the same ballot items or nominees; or stock with time-phased voting rights (“loyalty shares”).
9 Includes companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.

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A provision which specifies that the problematic structure(s) will be sunset within seven years of the date of going public will be considered a mitigating factor.
Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.
Unilateral Bylaw/Charter Amendments: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:
▪The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
▪Disclosure by the company of any significant engagement with shareholders regarding the amendment;
▪The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;
▪The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
▪The company's ownership structure;
▪The company's existing governance provisions;
▪The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and
▪Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.
Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:
▪Classified the board;
▪Adopted supermajority vote requirements to amend the bylaws or charter;
▪Eliminated shareholders' ability to amend bylaws;
▪Adopted a fee-shifting provision; or
▪Adopted another provision deemed egregious.
Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:
▪The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws.
Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.
Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders' rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.
Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group
(Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:
▪A classified board structure;
▪A supermajority vote requirement;

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▪Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
▪The inability of shareholders to call special meetings;
▪The inability of shareholders to act by written consent;
▪A multi-class capital structure; and/or
▪A non-shareholder-approved poison pill.
Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:
▪The presence of a shareholder proposal addressing the same issue on the same ballot;
▪The board's rationale for seeking ratification;
▪Disclosure of actions to be taken by the board should the ratification proposal fail;
▪Disclosure of shareholder engagement regarding the board’s ratification request;
▪The level of impairment to shareholders' rights caused by the existing provision;
▪The history of management and shareholder proposals on the provision at the company’s past meetings;
▪Whether the current provision was adopted in response to the shareholder proposal;
▪The company's ownership structure; and
▪Previous use of ratification proposals to exclude shareholder proposals.
Problematic Audit-Related Practices
Generally vote against or withhold from the members of the Audit Committee if:
▪The non-audit fees paid to the auditor are excessive;
▪The company receives an adverse opinion on the company’s financial statements from its auditor; or
▪There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote case-by-case on members of the Audit Committee and potentially the full board if:
▪Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of
GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.
Problematic Compensation Practices
In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:
▪There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪The company maintains significant problematic pay practices; or
▪The board exhibits a significant level of poor communication and responsiveness to shareholders.
Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:
▪The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
▪The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.
Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

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Problematic Pledging of Company Stock: Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:
▪The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;
▪The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
▪Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
▪Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
▪Any other relevant factors.
Climate Accountability
For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain10, generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.
Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy:
▪Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:
▪Board governance measures;
▪Corporate strategy;
▪Risk management analyses; and
▪Metrics and targets.
▪Appropriate GHG emissions reduction targets.
At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG reduction targets or Net
Zero-by-2050 GHG reduction targets for a company's operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.
Governance Failures
Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:
▪Material failures of governance, stewardship, risk oversight11, or fiduciary responsibilities at the company;
▪Failure to replace management as appropriate; or
▪Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

10 Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.
11 Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlement; or hedging of company stock.

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Voting on Director Nominees in Contested Elections
Vote-No Campaigns
General Recommendation: In cases where companies are targeted in connection with public “vote-no”
campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.
Proxy Contests/Proxy Access
General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:
▪Long-term financial performance of the company relative to its industry;
▪Management’s track record;
▪Background to the contested election;
▪Nominee qualifications and any compensatory arrangements;
▪Strategic plan of dissident slate and quality of the critique against management;
▪Likelihood that the proposed goals and objectives can be achieved (both slates); and
▪Stock ownership positions.
In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).
Other Board-Related Proposals
Adopt Anti-Hedging/Pledging/Speculative Investments Policy
General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.
Board Refreshment
Board refreshment is best implemented through an ongoing program of individual director evaluations, conducted annually, to ensure the evolving needs of the board are met and to bring in fresh perspectives, skills, and diversity as needed.

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Term/Tenure Limits
General Recommendation: Vote case-by-case on management proposals regarding director term/tenure limits, considering:
▪The rationale provided for adoption of the term/tenure limit;
▪The robustness of the company’s board evaluation process;
▪Whether the limit is of sufficient length to allow for a broad range of director tenures;
▪Whether the limit would disadvantage independent directors compared to non-independent directors; and
▪Whether the board will impose the limit evenly, and not have the ability to waive it in a discriminatory manner.
Vote case-by-case on shareholder proposals asking for the company to adopt director term/tenure limits, considering:
▪The scope of the shareholder proposal; and
▪Evidence of problematic issues at the company combined with, or exacerbated by, a lack of board refreshment.
Age Limits
General Recommendation: Generally vote against management and shareholder proposals to limit the tenure of independent directors through mandatory retirement ages. Vote for proposals to remove mandatory age limits.
Board Size
General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.
Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
Classification/Declassification of the Board
General Recommendation: Vote against proposals to classify (stagger) the board.
Vote for proposals to repeal classified boards and to elect all directors annually.
CEO Succession Planning
General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:
▪The reasonableness/scope of the request; and
▪The company’s existing disclosure on its current CEO succession planning process.
Cumulative Voting
General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

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▪The company has proxy access12, thereby allowing shareholders to nominate directors to the company’s ballot; and
▪The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.
Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).
Director and Officer Indemnification, Liability Protection, and Exculpation
General Recommendation: Vote case-by-case on proposals on director and officer indemnification, liability protection, and exculpation13.
Consider the stated rationale for the proposed change. Also consider, among other factors, the extent to which the proposal would:
▪Eliminate directors' and officers' liability for monetary damages for violating the duty of care.
▪Eliminate directors' and officers' liability for monetary damages for violating the duty of loyalty.
▪Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness; and.
▪Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company's board (i.e., "permissive indemnification"), but that previously the company was not required to indemnify.
Vote for those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
▪If the individual was found to have acted in good faith and in a manner that the individual reasonably believed was in the best interests of the company; and
If only the individual’s legal expenses would be covered.
Establish/Amend Nominee Qualifications
General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.
Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:
▪The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

12 A proxy access right that meets the recommended guidelines.
13 Indemnification: the condition of being secured against loss or damage.
Limited liability: a person's financial liability is limited to a fixed sum, or personal financial assets are not at risk if the individual loses a lawsuit that results in financial award/damages to the plaintiff.
Exculpation: to eliminate or limit the personal liability of a director or officer to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director or officer.

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▪The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;
▪The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
▪The scope and structure of the proposal.
Establish Other Board Committee Proposals
General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:
▪Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
▪Level of disclosure regarding the issue for which board oversight is sought;
▪Company performance related to the issue for which board oversight is sought;
▪Board committee structure compared to that of other companies in its industry sector; and
▪The scope and structure of the proposal.
Filling Vacancies/Removal of Directors
General Recommendation: Vote against proposals that provide that directors may be removed only for cause.
Vote for proposals to restore shareholders’ ability to remove directors with or without cause.
Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote for proposals that permit shareholders to elect directors to fill board vacancies.
Independent Board Chair
General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:
▪The scope and rationale of the proposal;
▪The company's current board leadership structure;
▪The company's governance structure and practices;
▪Company performance; and
▪Any other relevant factors that may be applicable.
The following factors will increase the likelihood of a “for” recommendation:
▪A majority non-independent board and/or the presence of non-independent directors on key board committees;
▪A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;
▪The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;
▪Evidence that the board has failed to oversee and address material risks facing the company;
▪A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or
▪Evidence that the board has failed to intervene when management’s interests are contrary to shareholders'
interests.

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Majority of Independent Directors/Establishment of Independent Committees
General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of
Independent Director (See ISS' Classification of Directors.)
Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.
Majority Vote Standard for the Election of Directors
General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.
Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-
out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.
Proxy Access
General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:
▪Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
▪Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
▪Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group; and
▪Cap: cap on nominees of generally twenty-five percent (25%) of the board.
Review for reasonableness any other restrictions on the right of proxy access.
Generally vote against proposals that are more restrictive than these guidelines.
Require More Nominees than Open Seats
General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

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Shareholder Engagement Policy (Shareholder Advisory Committee)
General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:
▪Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
▪Effectively disclosed information with respect to this structure to its shareholders;
▪Company has not ignored majority-supported shareholder proposals, or a majority withhold vote on a director nominee; and
▪The company has an independent chair or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

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2.Audit-Related
Auditor Indemnification and Limitation of Liability
General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability.
Factors to be assessed include, but are not limited to:
▪The terms of the auditor agreement—the degree to which these agreements impact shareholders' rights;
▪The motivation and rationale for establishing the agreements;
▪The quality of the company’s disclosure; and
▪The company’s historical practices in the audit area.
Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Auditor Ratification
General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:
▪An auditor has a financial interest in or association with the company, and is therefore not independent;
▪There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
▪Poor accounting practices are identified that rise to a serious level of concern, such as fraud or misapplication of GAAP; or
▪Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
▪Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.
In circumstances where "Other" fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.
Shareholder Proposals Limiting Non-Audit Services
General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

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Shareholder Proposals on Audit Firm Rotation
General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:
▪The tenure of the audit firm;
▪The length of rotation specified in the proposal;
▪Any significant audit-related issues at the company;
▪The number of Audit Committee meetings held each year;
▪The number of financial experts serving on the committee; and
▪Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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3.Shareholder Rights & Defenses
Advance Notice Requirements for Shareholder Proposals/Nominations
General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must be no earlier than 120 days prior to the anniversary of the previous year’s meeting and have a submittal window of no shorter than 30 days from the beginning of the notice period (also known as a 90-120-day window). The submittal window is the period under which shareholders must file their proposals/nominations prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.
Amend Bylaws without Shareholder Consent
General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.
Vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders, taking into account the following:
▪Any impediments to shareholders' ability to amend the bylaws (i.e. supermajority voting requirements);
▪The company's ownership structure and historical voting turnout;
▪Whether the board could amend bylaws adopted by shareholders; and
▪Whether shareholders would retain the ability to ratify any board-initiated amendments.
Control Share Acquisition Provisions
General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote against proposals to amend the charter to include control share acquisition provisions.
Vote for proposals to restore voting rights to the control shares.
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.
Control Share Cash-Out Provisions
General Recommendation: Vote for proposals to opt out of control share cash-out statutes.

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Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Disgorgement Provisions
General Recommendation: Vote for proposals to opt out of state disgorgement provisions.
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased
24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.
Fair Price Provisions
General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Freeze-Out Provisions
General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.
Greenmail
General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.
Shareholder Litigation Rights
Federal Forum Selection Provisions
Federal forum selection provisions require that U.S. federal courts be the sole forum for shareholders to litigate claims arising under federal securities law.

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General Recommendation: Generally vote for federal forum selection provisions in the charter or bylaws that specify
"the district courts of the United States" as the exclusive forum for federal securities law matters, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.
Vote against provisions that restrict the forum to a particular federal district court; unilateral adoption (without a shareholder vote) of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/
Charter Amendments policy.
Exclusive Forum Provisions for State Law Matters
Exclusive forum provisions in the charter or bylaws restrict shareholders’ ability to bring derivative lawsuits against the company, for claims arising out of state corporate law, to the courts of a particular state (generally the state of incorporation).
General Recommendation: Generally vote for charter or bylaw provisions that specify courts located within the state of Delaware as the exclusive forum for corporate law matters for Delaware corporations, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.
For states other than Delaware, vote case-by-case on exclusive forum provisions, taking into consideration:
▪The company's stated rationale for adopting such a provision;
▪Disclosure of past harm from duplicative shareholder lawsuits in more than one forum;
▪The breadth of application of the charter or bylaw provision, including the types of lawsuits to which it would apply and the definition of key terms; and
▪Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the charter or bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.
Generally vote against provisions that specify a state other than the state of incorporation as the exclusive forum for corporate law matters, or that specify a particular local court within the state; unilateral adoption of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.
Fee shifting
Fee-shifting provisions in the charter or bylaws require that a shareholder who sues a company unsuccessfully pay all litigation expenses of the defendant corporation and its directors and officers.
General Recommendation: Generally vote against provisions that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., including cases where the plaintiffs are partially successful).
Unilateral adoption of a fee-shifting provision will generally be considered an ongoing failure under the Unilateral
Bylaw/Charter Amendments policy.

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Net Operating Loss (NOL) Protective Amendments
General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.
Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:
▪The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);
▪The value of the NOLs;
▪Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
▪The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
▪Any other factors that may be applicable.
Poison Pills (Shareholder Rights Plans)
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy
General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder-approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
▪Shareholders have approved the adoption of the plan; or
▪The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.
Management Proposals to Ratify a Poison Pill
General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
▪No lower than a 20 percent trigger, flip-in or flip-over;
▪A term of no more than three years;
▪No deadhand, slowhand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;
and
▪Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

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In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:
▪The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
▪The value of the NOLs;
▪Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
▪The company's existing governance structure, including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
▪Any other factors that may be applicable.
Proxy Voting Disclosure, Confidentiality, and Tabulation
General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company's vote-counting methodology.
While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:
▪The scope and structure of the proposal;
▪The company's stated confidential voting policy (or other relevant policies) and whether it ensures a "level playing field" by providing shareholder proponents with equal access to vote information prior to the annual meeting;
▪The company's vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;
▪Whether the company's disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
▪Any recent controversies or concerns related to the company's proxy voting mechanics;
▪Any unintended consequences resulting from implementation of the proposal; and
▪Any other factors that may be relevant.
Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions
General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

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In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:
▪The presence of a shareholder proposal addressing the same issue on the same ballot;
▪The board's rationale for seeking ratification;
▪Disclosure of actions to be taken by the board should the ratification proposal fail;
▪Disclosure of shareholder engagement regarding the board’s ratification request;
▪The level of impairment to shareholders' rights caused by the existing provision;
▪The history of management and shareholder proposals on the provision at the company’s past meetings;
▪Whether the current provision was adopted in response to the shareholder proposal;
▪The company's ownership structure; and
▪Previous use of ratification proposals to exclude shareholder proposals.
Reimbursing Proxy Solicitation Expenses
General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.
When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
▪The election of fewer than 50 percent of the directors to be elected is contested in the election;
▪One or more of the dissident’s candidates is elected;
▪Shareholders are not permitted to cumulate their votes for directors; and
▪The election occurred, and the expenses were incurred, after the adoption of this bylaw.
Reincorporation Proposals
General Recommendation: Management or shareholder proposals to change a company's state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:
▪Reasons for reincorporation;
▪Comparison of company's governance practices and provisions prior to and following the reincorporation; and
▪Comparison of corporation laws of original state and destination state.
Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.
Shareholder Ability to Act by Written Consent
General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.
Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:
▪Shareholders' current right to act by written consent;
▪The consent threshold;
▪The inclusion of exclusionary or prohibitive language;

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▪Investor ownership structure; and
▪Shareholder support of, and management's response to, previous shareholder proposals.
Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
▪An unfettered14 right for shareholders to call special meetings at a 10 percent threshold;
▪A majority vote standard in uncontested director elections;
▪No non-shareholder-approved pill; and
▪An annually elected board.
Shareholder Ability to Call Special Meetings
General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
▪Shareholders’ current right to call special meetings;
▪Minimum ownership threshold necessary to call special meetings (10 percent preferred);
▪The inclusion of exclusionary or prohibitive language;
▪Investor ownership structure; and
▪Shareholder support of, and management’s response to, previous shareholder proposals.
Stakeholder Provisions
General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
State Antitakeover Statutes
General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).
Supermajority Vote Requirements
General Recommendation: Vote against proposals to require a supermajority shareholder vote.
Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:
▪Ownership structure;
▪Quorum requirements; and
▪Vote requirements.

14 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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Virtual Shareholder Meetings
General Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only15 meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.
Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:
▪Scope and rationale of the proposal; and
▪Concerns identified with the company’s prior meeting practices.

15 Virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively using technology without a corresponding in-person meeting.

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4.Capital/Restructuring
Capital
Adjustments to Par Value of Common Stock
General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.
Vote for management proposals to eliminate par value.
Common Stock Authorization
General Authorization Requests
General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of common stock that are to be used for general corporate purposes:
▪If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized share;
▪If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares;
▪If share usage is greater than current authorized shares, vote for an increase of up to the current share usage; or
▪In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.
Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:
▪The proposal seeks to increase the number of authorized shares of the class of common stock that has superior voting rights to other share classes;
▪On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
▪The company has a non-shareholder approved poison pill (including an NOL pill); or
▪The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.
However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:
▪In, or subsequent to, the company's most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
▪The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
▪A government body has in the past year required the company to increase its capital ratios.
For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

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Specific Authorization Requests
General Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:
▪twice the amount needed to support the transactions on the ballot, and
▪the allowable increase as calculated for general issuances above.
Dual Class Structure
General Recommendation: Generally vote against proposals to create a new class of common stock unless:
▪The company discloses a compelling rationale for the dual-class capital structure, such as:
▪The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or
▪The new class of shares will be transitory;
▪The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
▪The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.
Issue Stock for Use with Rights Plan
General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill).
Preemptive Rights
General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:
▪The size of the company;
▪The shareholder base; and
▪The liquidity of the stock.
Preferred Stock Authorization
General Authorization Requests
General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of preferred stock that are to be used for general corporate purposes:
▪If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares.
▪If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares.
▪If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.

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▪In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization; or
▪If no preferred shares are currently issued and outstanding, vote against the request, unless the company discloses a specific use for the shares.
Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:
▪If the shares requested are blank check preferred shares that can be used for antitakeover purposes;16
▪The company seeks to increase a class of non-convertible preferred shares entitled to more than one vote per share on matters that do not solely affect the rights of preferred stockholders "supervoting shares");
▪The company seeks to increase a class of convertible preferred shares entitled to a number of votes greater than the number of common shares into which they are convertible ("supervoting shares") on matters that do not solely affect the rights of preferred stockholders;
▪The stated intent of the increase in the general authorization is to allow the company to increase an existing designated class of supervoting preferred shares;
▪On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
▪The company has a non-shareholder approved poison pill (including an NOL pill); and
▪The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.
However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:
▪In, or subsequent to, the company's most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
▪The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
▪A government body has in the past year required the company to increase its capital ratios.
For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.
Specific Authorization Requests
General Recommendation: Generally vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:
▪twice the amount needed to support the transactions on the ballot, and
▪the allowable increase as calculated for general issuances above.

16 To be acceptable, appropriate disclosure would be needed that the shares are “declawed”: i.e., representation by the board that it will not, without prior stockholder approval, issue or use the preferred stock for any defensive or anti-takeover purpose or for the purpose of implementing any stockholder rights plan.

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Recapitalization Plans
General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:
▪More simplified capital structure;
▪Enhanced liquidity;
▪Fairness of conversion terms;
▪Impact on voting power and dividends;
▪Reasons for the reclassification;
▪Conflicts of interest; and
▪Other alternatives considered.
Reverse Stock Splits
General Recommendation: Vote for management proposals to implement a reverse stock split if:
▪The number of authorized shares will be proportionately reduced; or
▪The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.
Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:
▪Stock exchange notification to the company of a potential delisting;
▪Disclosure of substantial doubt about the company's ability to continue as a going concern without additional financing;
▪The company's rationale; or
▪Other factors as applicable.
Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.
General Recommendation: For U.S. domestic issuers incorporated outside the U.S. and listed solely on a U.S.
exchange, generally vote for resolutions to authorize the issuance of common shares up to 20 percent of currently issued common share capital, where not tied to a specific transaction or financing proposal.
For pre-revenue or other early-stage companies that are heavily reliant on periodic equity financing, generally vote for resolutions to authorize the issuance of common shares up to 50 percent of currently issued common share capital. The burden of proof will be on the company to establish that it has a need for the higher limit.
Renewal of such mandates should be sought at each year’s annual meeting.
Vote case-by-case on share issuances for a specific transaction or financing proposal.

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Share Repurchase Programs
General Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open- market repurchases, in the absence of company-specific concerns regarding:
▪Greenmail;
▪The use of buybacks to inappropriately manipulate incentive compensation metrics;
▪Threats to the company's long-term viability; or
▪Other company-specific factors as warranted.
Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated
rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.
Share Repurchase Programs Shareholder Proposals
General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Stock Distributions: Splits and Dividends
General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.
Tracking Stock
General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:
▪Adverse governance changes;
▪Excessive increases in authorized capital stock;
▪Unfair method of distribution;
▪Diminution of voting rights;
▪Adverse conversion features;
▪Negative impact on stock option plans; and
▪Alternatives such as spin-off.
Restructuring
Appraisal Rights
General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

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Asset Purchases
General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:
▪Purchase price;
▪Fairness opinion;
▪Financial and strategic benefits;
▪How the deal was negotiated;
▪Conflicts of interest;
▪Other alternatives for the business; and
▪Non-completion risk.
Asset Sales
General Recommendation: Vote case-by-case on asset sales, considering the following factors:
▪Impact on the balance sheet/working capital;
▪Potential elimination of diseconomies;
▪Anticipated financial and operating benefits;
▪Anticipated use of funds;
▪Value received for the asset;
▪Fairness opinion;
▪How the deal was negotiated; and
▪Conflicts of interest.
Bundled Proposals
General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.
Conversion of Securities
General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse
Leveraged Buyouts/Wrap Plans
General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:
▪Dilution to existing shareholders' positions;
▪Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion;
termination penalties; exit strategy;

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▪Financial issues - company's financial situation; degree of need for capital; use of proceeds; effect of the financing on the company's cost of capital;
▪Management's efforts to pursue other alternatives;
▪Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
▪Conflict of interest - arm's length transaction, managerial incentives.
Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
Formation of Holding Company
General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:
▪The reasons for the change;
▪Any financial or tax benefits;
▪Regulatory benefits;
▪Increases in capital structure; and
▪Changes to the articles of incorporation or bylaws of the company.
Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:
▪Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”);
or
▪Adverse changes in shareholder rights.
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)
General Recommendation: Vote case-by-case on going private transactions, taking into account the following:
▪Offer price/premium;
▪Fairness opinion;
▪How the deal was negotiated;
▪Conflicts of interest;
▪Other alternatives/offers considered; and
▪Non-completion risk.
Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
▪Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock); and
▪Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
▪Are all shareholders able to participate in the transaction?
▪Will there be a liquid market for remaining shareholders following the transaction?
▪Does the company have strong corporate governance?
▪Will insiders reap the gains of control following the proposed transaction? and
▪Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

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Joint Ventures
General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:
▪Percentage of assets/business contributed;
▪Percentage ownership;
▪Financial and strategic benefits;
▪Governance structure;
▪Conflicts of interest;
▪Other alternatives; and
▪Non-completion risk.
Liquidations
General Recommendation: Vote case-by-case on liquidations, taking into account the following:
▪Management’s efforts to pursue other alternatives;
▪Appraisal value of assets; and
▪The compensation plan for executives managing the liquidation.
Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.
Mergers and Acquisitions
General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
▪Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
▪Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
▪Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
▪Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins"
can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
▪Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
▪Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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Private Placements/Warrants/Convertible Debentures
General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:
▪Dilution to existing shareholders' position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of "out of the money" warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company's stock price that must occur to trigger the dilutive event.
▪Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):
▪The terms of the offer should be weighed against the alternatives of the company and in light of company's financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.
▪When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance.
▪Financial issues:
▪The company's financial condition;
▪Degree of need for capital;
▪Use of proceeds;
▪Effect of the financing on the company's cost of capital;
▪Current and proposed cash burn rate; and
▪Going concern viability and the state of the capital and credit markets.
▪Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company.
▪Control issues:
▪Change in management;
▪Change in control;
▪Guaranteed board and committee seats;
▪Standstill provisions;
▪Voting agreements;
▪Veto power over certain corporate actions; and
▪Minority versus majority ownership and corresponding minority discount or majority control premium.
▪Conflicts of interest:
▪Conflicts of interest should be viewed from the perspective of the company and the investor; and
▪Were the terms of the transaction negotiated at arm's length? Are managerial incentives aligned with shareholder interests?
▪Market reaction:

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▪The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.
Reorganization/Restructuring Plan (Bankruptcy)
General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:
▪Estimated value and financial prospects of the reorganized company;
▪Percentage ownership of current shareholders in the reorganized company;
▪Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
▪The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
▪Existence of a superior alternative to the plan of reorganization; and
▪Governance of the reorganized company.
Special Purpose Acquisition Corporations (SPACs)
General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:
▪Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target if it is a private entity.
▪Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
▪Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.
▪Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
▪Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders?
Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule
(the charter requires that the fair market value of the target is at least equal to 80 percent of net assets of the
SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24-month timeframe.
▪Voting agreements - Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?
▪Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

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Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions
General Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.
▪Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC's acquisition process.
▪Pending transaction(s) or progression of the acquisition process: Sometimes an initial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.
▪Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the "equity kicker" is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redemption at the extension proposal meeting.
▪Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.
Spin-offs
General Recommendation: Vote case-by-case on spin-offs, considering:
▪Tax and regulatory advantages;
▪Planned use of the sale proceeds;
▪Valuation of spinoff;
▪Fairness opinion;
▪Benefits to the parent company;
▪Conflicts of interest;
▪Managerial incentives;
▪Corporate governance changes; and
▪Changes in the capital structure.
Value Maximization Shareholder Proposals
General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:
▪Hiring a financial advisor to explore strategic alternatives;
▪Selling the company; or
▪Liquidating the company and distributing the proceeds to shareholders.
These proposals should be evaluated based on the following factors:
▪Prolonged poor performance with no turnaround in sight;
▪Signs of entrenched board and management (such as the adoption of takeover defenses);
▪Strategic plan in place for improving value;
▪Likelihood of receiving reasonable value in a sale or dissolution; and
▪The company actively exploring its strategic options, including retaining a financial advisor.

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5.Compensation
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly; and
5.Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)
General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.
Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:
▪There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪The company maintains significant problematic pay practices; or
▪The board exhibits a significant level of poor communication and responsiveness to shareholders.
Vote against or withhold from the members of the Compensation Committee and potentially the full board if:
▪There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for-
performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
▪The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
▪The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
▪The situation is egregious.

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Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E
Indices17, this analysis considers the following:
1.Peer Group18 Alignment:
▪The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.
▪The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
▪The multiple of the CEO's total pay relative to the peer group median in the most recent fiscal year.
2.Absolute Alignment19 – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.
If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:
▪The ratio of performance- to time-based incentive awards;
▪The overall ratio of performance-based compensation to fixed or discretionary pay;
▪The rigor of performance goals;
▪The complexity and risks around pay program design;
▪The transparency and clarity of disclosure;
▪The company's peer group benchmarking practices;
▪Financial/operational results, both absolute and relative to peers;
▪Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices
(e.g., bi-annual awards);
▪Realizable pay20 compared to grant pay; and
▪Any other factors deemed relevant.

17 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
18 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company's selected peers' GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company's market cap. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.
19 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
20 ISS research reports include realizable pay for S&P1500 companies.

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Problematic Pay Practices
Problematic pay elements are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. The focus is on executive compensation practices that contravene the global pay principles, including:
▪Problematic practices related to non-performance-based compensation elements;
▪Incentives that may motivate excessive risk-taking or present a windfall risk; and
▪Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.
The list of examples below highlights certain problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
▪Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
▪Extraordinary perquisites or tax gross-ups;
▪New or materially amended agreements that provide for:
▪Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
▪CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or
"modified single" triggers) or in connection with a problematic Good Reason definition;
▪CIC excise tax gross-up entitlements (including "modified" gross-ups); and/or
▪Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
▪Liberal CIC definition combined with any single-trigger CIC benefits;
▪Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible;
▪Severance payments made when the termination is not clearly disclosed as involuntary (for example, a termination without cause or resignation for good reason); and/or
▪Any other provision or practice deemed to be egregious and present a significant risk to investors.
The above examples are not an exhaustive list. Please refer to ISS' U.S. Compensation Policies FAQ document for additional detail on specific pay practices that have been identified as problematic and may lead to negative vote recommendations.
Options Backdating
The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:
▪Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
▪Duration of options backdating;
▪Size of restatement due to options backdating;
▪Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
▪Adoption of a grant policy that prohibits backdating and creates a fixed grant schedule or window period for equity grants in the future.

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Compensation Committee Communications and Responsiveness
Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:
▪Failure to respond to majority-supported shareholder proposals on executive pay topics; or
▪Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
▪Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
▪Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
▪Disclosure of specific and meaningful actions taken to address shareholders' concerns;
▪Other recent compensation actions taken by the company;
▪Whether the issues raised are recurring or isolated;
▪The company's ownership structure; and
▪Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")
General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers but also considering new or extended arrangements.
Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):
▪Single- or modified-single-trigger cash severance;
▪Single-trigger acceleration of unvested equity awards;
▪Full acceleration of equity awards granted shortly before the change in control;
▪Acceleration of performance awards above the target level of performance without compelling rationale;
▪Excessive cash severance (generally >3x base salary and bonus);
▪Excise tax gross-ups triggered and payable;
▪Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
▪Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or
▪The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.
Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis.
However, the presence of multiple legacy problematic features will also be closely scrutinized.

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In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation
(management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.
Equity-Based and Other Incentive Plans
Please refer to ISS' U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan
Scorecard policy.
General Recommendation: Vote case-by-case on certain equity-based compensation plans21 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "Equity Plan Scorecard" (EPSC) approach with three pillars:
▪Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
▪SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
▪SVT based only on new shares requested plus shares remaining for future grants.
▪Plan Features:
▪Quality of disclosure around vesting upon a change in control (CIC);
▪Discretionary vesting authority;
▪Liberal share recycling on various award types;
▪Lack of minimum vesting period for grants made under the plan; and
▪Dividends payable prior to award vesting.
▪Grant Practices:
▪The company’s three-year burn rate relative to its industry/market cap peers;
▪Vesting requirements in CEO's recent equity grants (3-year look-back);
▪The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
▪The proportion of the CEO's most recent equity grants/awards subject to performance conditions;
▪Whether the company maintains a sufficient claw-back policy; and
▪Whether the company maintains sufficient post-exercise/vesting share-holding requirements.
Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors ("overriding factors") apply:
▪Awards may vest in connection with a liberal change-of-control definition;
▪The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);
▪The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
▪The plan is excessively dilutive to shareholders' holdings;
▪The plan contains an evergreen (automatic share replenishment) feature; or

21 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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▪Any other plan features are determined to have a significant negative impact on shareholder interests.
Further Information on certain EPSC Factors:
Shareholder Value Transfer (SVT)
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued.
For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types.
For proposals that are not subject to the Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified.
Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-
specific performance measures, size, and cash compensation into the industry cap equations to arrive at the company’s benchmark.22
Three-Year Value-Adjusted Burn Rate
A "Value-Adjusted Burn Rate" is used for stock plan evaluations. Value-Adjusted Burn Rate benchmarks are calculated as the greater of: (1) an industry- specific threshold based on three-year burn rates within the company's GICS group segmented by S&P 500, Russell 3000 index (less the S&P 500) and non-Russell 3000 index;
and (2) a de minimis threshold established separately for each of the S&P 500, the Russell 3000 index less the S&P
500, and the non-Russell 3000 index. Year-over-year burn-rate benchmark changes will be limited to a predetermined range above or below the prior year's burn-rate benchmark.
The Value-Adjusted Burn Rate is calculated as follows:
Value-Adjusted Burn Rate = ((# of options * option’s dollar value using a Black-Scholes model) + (# of full-value awards * stock price)) / (Weighted average common shares * stock price).
Egregious Factors
Liberal Change in Control Definition
Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender

22 For plans evaluated under the Equity Plan Scorecard policy, the company's SVT benchmark is considered along with other factors.

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offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.
Repricing Provisions
Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. "Repricing" typically includes the ability to do any of the following:
▪Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or
SARs;
▪Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;
▪Cancel underwater options in exchange for stock awards; or
▪Provide cash buyouts of underwater options.
While the above cover most types of repricing, ISS may view other provisions as akin to repricing depending on the facts and circumstances.
Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by ISS), without prior shareholder approval, even if such repricings are allowed in their equity plan.
Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.
Problematic Pay Practices or Significant Pay-for-Performance Disconnect
If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.
ISS may recommend a vote against the equity plan if the plan is determined to be a vehicle for pay-for-
performance misalignment. Considerations in voting against the equity plan may include, but are not limited to:
▪Severity of the pay-for-performance misalignment;
▪Whether problematic equity grant practices are driving the misalignment; and/or
▪Whether equity plan awards have been heavily concentrated to the CEO and/or the other NEOs.
Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))
General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.
Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:
▪Addresses administrative features only; or
▪Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent directors, per ISS’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time for any reason (including after the company’s initial public offering), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

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Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:
▪Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent directors, per ISS’ Classification of Directors.
Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company's IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.
Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:
▪If the proposal requests additional shares and/or the amendments include a term extension or addition of full value awards as an award type, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments;
▪If the plan is being presented to shareholders for the first time (including after the company's IPO), whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments; and
▪If there is no request for additional shares and the amendments do not include a term extension or addition of full value awards as an award type, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown only for informational purposes.
In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration.
Specific Treatment of Certain Award Types in Equity Plan Evaluations
Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding
Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.
Other Compensation Plans
401(k) Employee Benefit Plans
General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

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Employee Stock Ownership Plans (ESOPs)
General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing
ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).
Employee Stock Purchase Plans—Qualified Plans
General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:
▪Purchase price is at least 85 percent of fair market value;
▪Offering period is 27 months or less; and
▪The number of shares allocated to the plan is 10 percent or less of the outstanding shares.
Vote against qualified employee stock purchase plans where when the plan features do not meet all of the above criteria.
Employee Stock Purchase Plans—Non-Qualified Plans
General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:
▪Broad-based participation;
▪Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
▪Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and
▪No discount on the stock price on the date of purchase when there is a company matching contribution.
Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria. If the matching contribution or effective discount exceeds the above, ISS may evaluate the SVT cost of the plan as part of the assessment.
Option Exchange Programs/Repricing Options
General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:
▪Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-
the-money” over the near term;
▪Rationale for the re-pricing--was the stock price decline beyond management's control?;
▪Is this a value-for-value exchange?;
▪Are surrendered stock options added back to the plan reserve?;
▪Timing--repricing should occur at least one year out from any precipitous drop in company's stock price;
▪Option vesting--does the new option vest immediately or is there a black-out period?;
▪Term of the option--the term should remain the same as that of the replaced option;
▪Exercise price--should be set at fair market or a premium to market; and
▪Participants--executive officers and directors must be excluded.

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If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.
Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote for shareholder proposals to put option repricings to a shareholder vote.
Stock Plans in Lieu of Cash
General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.
Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation,
ISS will not make any adjustments to carve out the in-lieu-of cash compensation.
Transfer Stock Option (TSO) Programs
General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.
Vote case-by-case on one-time transfers. Vote for if:
▪Executive officers and non-employee directors are excluded from participating;
▪Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
and
▪There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.
Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-
money” over the near term.
Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure, and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:
▪Eligibility;
▪Vesting;

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▪Bid-price;
▪Term of options;
▪Cost of the program and impact of the TSOs on company’s total option expense; and
▪Option repricing policy.
Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.
Director Compensation
Shareholder Ratification of Director Pay Programs
General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:
▪If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
▪An assessment of the following qualitative factors:
▪The relative magnitude of director compensation as compared to companies of a similar profile;
▪The presence of problematic pay practices relating to director compensation;
▪Director stock ownership guidelines and holding requirements;
▪Equity award vesting schedules;
▪The mix of cash and equity-based compensation;
▪Meaningful limits on director compensation;
▪The availability of retirement benefits or perquisites; and
▪The quality of disclosure surrounding director compensation.
Equity Plans for Non-Employee Directors
General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:
▪The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;
▪The company’s three-year burn rate relative to its industry/market cap peers (in certain circumstances); and
▪The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).
On occasion, non-employee director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:
▪The relative magnitude of director compensation as compared to companies of a similar profile;
▪The presence of problematic pay practices relating to director compensation;
▪Director stock ownership guidelines and holding requirements;
▪Equity award vesting schedules;
▪The mix of cash and equity-based compensation;
▪Meaningful limits on director compensation;
▪The availability of retirement benefits or perquisites; and
▪The quality of disclosure surrounding director compensation.

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Non-Employee Director Retirement Plans
General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors.
Shareholder Proposals on Compensation
Bonus Banking/Bonus Banking “Plus”
General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned
(whether for the named executive officers or a wider group of employees), taking into account the following factors:
▪The company’s past practices regarding equity and cash compensation;
▪Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
▪Whether the company has a rigorous claw-back policy in place.
Compensation Consultants—Disclosure of Board or Company’s Utilization
General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.
Disclosure/Setting Levels or Types of Compensation for Executives and Directors
General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation (such as types of compensation elements or specific metrics) to be used for executive or directors.
Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.

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Golden Coffins/Executive Death Benefits
General Recommendation: Generally vote for proposals calling for companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
Hold Equity Past Retirement or for a Significant Period of Time
General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:
▪The percentage/ratio of net shares required to be retained;
▪The time period required to retain the shares;
▪Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;
▪Whether the company has any other policies aimed at mitigating risk taking by executives;
▪Executives' actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and
▪Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.
Pay Disparity
General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:
▪The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;
▪If any problematic pay practices or pay-for-performance concerns have been identified at the company; and
▪The level of shareholder support for the company's pay programs.
Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.
Pay for Performance/Performance-Based Awards
General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
▪First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options, or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards; and

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▪Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.
In general, vote for the shareholder proposal if the company does not meet both of the above two steps.
Pay for Superior Performance
General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-
for- superior performance standard in the company's executive compensation plan for senior executives. These proposals generally include the following principles:
▪Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
▪Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-
vested, equity awards;
▪Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
▪Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies; and
▪Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.
Consider the following factors in evaluating this proposal:
▪What aspects of the company’s annual and long-term equity incentive programs are performance driven?
▪If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
▪Can shareholders assess the correlation between pay and performance based on the current disclosure? and
▪What type of industry and stage of business cycle does the company belong to?
Pre-Arranged Trading Plans (10b5-1 Plans)
General Recommendation: Generally vote for shareholder proposals calling for the addition of certain safeguards in prearranged trading plans (10b5-1 plans) for executives. Safeguards may include:
▪Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed in a Form 8-K;
▪Amendment or early termination of a 10b5-1 Plan allowed only under extraordinary circumstances, as determined by the board;
▪Request that a certain number of days that must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
▪Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
▪An executive may not trade in company stock outside the 10b5-1 Plan; and
▪Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

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Prohibit Outside CEOs from Serving on Compensation Committees
General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.
Recoupment of Incentive or Stock Compensation in Specified Circumstances
General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company's financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive's fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence, or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.
In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:
▪If the company has adopted a formal recoupment policy;
▪The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;
▪Whether the company has chronic restatement history or material financial problems;
▪Whether the company’s policy substantially addresses the concerns raised by the proponent;
▪Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; and
▪Any other relevant factors.
Severance and Golden Parachute Agreements
General Recommendation: Vote case-by-case on shareholder proposals requiring that executive severance
(including change-in-control related) arrangements or payments be submitted for shareholder ratification.
Factors that will be considered include, but are not limited to:
▪The company’s severance or change-in-control agreements in place, and the presence of problematic features
(such as excessive severance entitlements, single triggers, excise tax gross-ups, etc.);
▪Any existing limits on cash severance payouts or policies which require shareholder ratification of severance payments exceeding a certain level;
▪Any recent severance-related controversies; and
▪Whether the proposal is overly prescriptive, such as requiring shareholder approval of severance that does not exceed market norms.
Share Buyback Impact on Incentive Program Metrics
General Recommendation: Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

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▪The frequency and timing of the company's share buybacks;
▪The use of per-share metrics in incentive plans;
▪The effect of recent buybacks on incentive metric results and payouts; and
▪Whether there is any indication of metric result manipulation.
Supplemental Executive Retirement Plans (SERPs)
General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.
Tax Gross-Up Proposals
General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of
Unvested Equity
General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.
The following factors will be considered:
▪The company's current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.); and
▪Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.
Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6.Routine/Miscellaneous
Adjourn Meeting
General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes "other business."
Amend Quorum Requirements
General Recommendation: Vote case-by-case on proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding, taking into consideration:
▪The new quorum threshold requested;
▪The rationale presented for the reduction;
▪The market capitalization of the company (size, inclusion in indices);
▪The company's ownership structure;
▪Previous voter turnout or attempts to achieve quorum;
▪Any provisions or commitments to restore quorum to a majority of shares outstanding, should voter turnout improve sufficiently; and
▪Other factors as appropriate.
In general, a quorum threshold kept as close to a majority of shares outstanding as is achievable is preferred. Vote case-by-case on directors who unilaterally lower the quorum requirements below a majority of the shares outstanding, taking into consideration the factors listed above.
Amend Minor Bylaws
General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).
Change Company Name
General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.
Change Date, Time, or Location of Annual Meeting
General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.
Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

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Other Business
General Recommendation: Vote against proposals to approve other business when it appears as a voting item.

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7.Social and Environmental Issues
Global Approach – E&S Shareholder Proposals
ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.
General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:
▪If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;
▪If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
▪Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
▪The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
▪Whether there are significant controversies, fines, penalties, or litigation associated with the company's practices related to the issue(s) raised in the proposal;
▪If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources;
and
▪If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.
Endorsement of Principles
General Recommendation: Generally vote against proposals seeking a company's endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments.
Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.
Animal Welfare
Animal Welfare Policies
General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:
▪The company has already published a set of animal welfare standards and monitors compliance;
▪The company’s standards are comparable to industry peers; and
▪There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers'
treatment of animals.

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Animal Testing
General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:
▪The company is conducting animal testing programs that are unnecessary or not required by regulation;
▪The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or
▪There are recent, significant fines or litigation related to the company’s treatment of animals.
Animal Slaughter
General Recommendation: Generally vote against proposals requesting the implementation of Controlled
Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.
Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/
or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.
Consumer Issues
Genetically Modified Ingredients
General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.
Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:
▪The potential impact of such labeling on the company's business;
▪The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
▪Company’s current disclosure on the feasibility of GE product labeling.
Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote against proposals to eliminate GE ingredients from the company's products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.
Reports on Potentially Controversial Business/Financial Practices
General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:
▪Whether the company has adequately disclosed mechanisms in place to prevent abuses;

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▪Whether the company has adequately disclosed the financial risks of the products/practices in question;
▪Whether the company has been subject to violations of related laws or serious controversies; and
▪Peer companies’ policies/practices in this area.
Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation
General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.
Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:
▪The potential for reputational, market, and regulatory risk exposure;
▪Existing disclosure of relevant policies;
▪Deviation from established industry norms;
▪Relevant company initiatives to provide research and/or products to disadvantaged consumers;
▪Whether the proposal focuses on specific products or geographic regions;
▪The potential burden and scope of the requested report; and
▪Recent significant controversies, litigation, or fines at the company.
Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
Product Safety and Toxic/Hazardous Materials
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:
▪The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;
▪The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; or
▪The company has not been recently involved in relevant significant controversies, fines, or litigation.
Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:
▪The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms;
▪Current regulations in the markets in which the company operates; and
▪Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

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Generally vote against resolutions requiring that a company reformulate its products.
Tobacco-Related Proposals
General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:
▪Recent related fines, controversies, or significant litigation;
▪Whether the company complies with relevant laws and regulations on the marketing of tobacco;
▪Whether the company’s advertising restrictions deviate from those of industry peers;
▪Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and
▪Whether restrictions on marketing to youth extend to foreign countries.
Vote case-by-case on proposals regarding second-hand smoke, considering;
▪Whether the company complies with all laws and regulations;
▪The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and
▪The risk of any health-related liabilities.
Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.
Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.
Climate Change
Say on Climate (SoC) Management Proposals
General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan23, taking into account the completeness and rigor of the plan.
Information that will be considered where available includes the following:
▪The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;
▪Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);
▪The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);
▪Whether the company has sought and received third-party approval that its targets are science-based;
▪Whether the company has made a commitment to be “net zero” for operational and supply chain emissions
(Scopes 1, 2, and 3) by 2050;
▪Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;
▪Whether the company’s climate data has received third-party assurance;

23 Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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▪Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;
▪Whether there are specific industry decarbonization challenges; and
▪The company’s related commitment, disclosure, and performance compared to its industry peers.
Say on Climate (SoC) Shareholder Proposals
General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:
▪The completeness and rigor of the company’s climate-related disclosure;
▪The company’s actual GHG emissions performance;
▪Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and
▪Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.
Climate Change/Greenhouse Gas (GHG) Emissions
General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:
▪Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪The company's level of disclosure compared to industry peers; and
▪Whether there are significant controversies, fines, penalties, or litigation associated with the company's climate change-related performance.
Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
▪The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪The company's level of disclosure is comparable to that of industry peers; or
▪There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.
Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
▪Whether the company provides disclosure of year-over-year GHG emissions performance data;
▪Whether company disclosure lags behind industry peers;
▪The company's actual GHG emissions performance;
▪The company's current GHG emission policies, oversight mechanisms, and related initiatives; and
▪Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

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Energy Efficiency
General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:
▪The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or
▪The proponent requests adoption of specific energy efficiency goals within specific timelines.
Renewable Energy
General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.
Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.
Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:
▪The scope and structure of the proposal;
▪The company's current level of disclosure on renewable energy use and GHG emissions; and
▪The company's disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.
Diversity
Board Diversity
General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless:
▪The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; or
▪The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:
▪The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
▪The level of gender and racial minority representation that exists at the company’s industry peers;
▪The company’s established process for addressing gender and racial minority board representation;
▪Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
▪The independence of the company’s nominating committee;
▪Whether the company uses an outside search firm to identify potential director nominees; and

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▪Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
Equality of Opportunity
General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:
▪The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner;
▪The company already publicly discloses comprehensive workforce diversity data; or
▪The company has no recent significant EEO-related violations or litigation.
Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers.
Such requests may pose a significant burden on the company.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.
Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners.
Decisions regarding benefits should be left to the discretion of the company.
Gender, Race/Ethnicity Pay Gap
General Recommendation: Vote case-by-case on requests for reports on a company's pay data by gender or race/ ethnicity, or a report on a company’s policies and goals to reduce any gender or race/ethnicity pay gaps, taking into account:
▪The company's current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;
▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues;
▪The company’s disclosure regarding gender, race, or ethnicity pay gap policies or initiatives compared to its industry peers; and
▪Local laws regarding categorization of race and/or ethnicity and definitions of ethnic and/or racial minorities.
Racial Equity and/or Civil Rights Audit Guidelines
General Recommendation: Vote case-by-case on proposals asking a company to conduct an independent racial equity and/or civil rights audit, taking into account:
▪The company’s established process or framework for addressing racial inequity and discrimination internally;
▪Whether the company adequately discloses workforce diversity and inclusion metrics and goals;
▪Whether the company has issued a public statement related to its racial justice efforts in recent years, or has committed to internal policy review;
▪Whether the company has engaged with impacted communities, stakeholders, and civil rights experts;
▪The company’s track record in recent years of racial justice measures and outreach externally; and

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▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to racial inequity or discrimination.
Environment and Sustainability
Facility and Workplace Safety
General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:
▪The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;
▪The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;
▪Recent significant controversies, fines, or violations related to workplace health and safety; and
▪The company's workplace health and safety performance relative to industry peers.
Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:
▪The company’s compliance with applicable regulations and guidelines;
▪The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and
▪The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.
General Environmental Proposals and Community Impact Assessments
General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential
(community) social and/or environmental impact of company operations, considering:
▪Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;
▪The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;
▪The nature, purpose, and scope of the company’s operations in the specific region(s);
▪The degree to which company policies and procedures are consistent with industry norms; and
▪The scope of the resolution.
Hydraulic Fracturing
General Recommendation: Generally vote for proposals requesting greater disclosure of a company's (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:
▪The company's current level of disclosure of relevant policies and oversight mechanisms;
▪The company's current level of such disclosure relative to its industry peers;
▪Potential relevant local, state, or national regulatory developments; and

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▪Controversies, fines, or litigation related to the company's hydraulic fracturing operations.
Operations in Protected Areas
General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:
▪Operations in the specified regions are not permitted by current laws or regulations;
▪The company does not currently have operations or plans to develop operations in these protected regions; or
▪The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.
Recycling
General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:
▪The nature of the company’s business;
▪The current level of disclosure of the company's existing related programs;
▪The timetable and methods of program implementation prescribed by the proposal;
▪The company’s ability to address the issues raised in the proposal; and
▪How the company's recycling programs compare to similar programs of its industry peers.
Sustainability Reporting
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
▪The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
▪The company has formally committed to the implementation of a reporting program based on Global
Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.
Water Issues
General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:
▪The company's current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
▪Whether or not the company's existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
▪The potential financial impact or risk to the company associated with water-related concerns or issues; and
▪Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

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General Corporate Issues
Charitable Contributions
General Recommendation: Vote against proposals restricting a company from making charitable contributions.
Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.
Data Security, Privacy, and Internet Issues
General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:
▪The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;
▪Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;
▪The scope of business involvement and of investment in countries whose governments censor or monitor the
Internet and other telecommunications;
▪Applicable market-specific laws or regulations that may be imposed on the company; and
▪Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.
ESG Compensation-Related Proposals
General Recommendation: Vote case-by-case on proposals seeking a report or additional disclosure on the company's approach, policies, and practices on incorporating environmental and social criteria into its executive compensation strategy, considering:
▪The scope and prescriptive nature of the proposal;
▪The company's current level of disclosure regarding its environmental and social performance and governance;
▪The degree to which the board or compensation committee already discloses information on whether it has considered related E&S criteria; and
▪Whether the company has significant controversies or regulatory violations regarding social or environmental issues.
Human Rights, Human Capital Management, and International
Operations
Human Rights Proposals
General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

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Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
▪The degree to which existing relevant policies and practices are disclosed;
▪Whether or not existing relevant policies are consistent with internationally recognized standards;
▪Whether company facilities and those of its suppliers are monitored and how;
▪Company participation in fair labor organizations or other internationally recognized human rights initiatives;
▪Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
▪Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
▪The scope of the request; and
▪Deviation from industry sector peer company standards and practices.
Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:
▪The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;
▪The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;
▪Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and
▪Whether the proposal is unduly burdensome or overly prescriptive.
Mandatory Arbitration
General Recommendation: Vote case-by-case on requests for a report on a company’s use of mandatory arbitration on employment-related claims, taking into account:
▪The company's current policies and practices related to the use of mandatory arbitration agreements on workplace claims;
▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to the use of mandatory arbitration agreements on workplace claims; and
▪The company's disclosure of its policies and practices related to the use of mandatory arbitration agreements compared to its peers.
Operations in High-Risk Markets
General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:
▪The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;
▪Current disclosure of applicable risk assessment(s) and risk management procedures;
▪Compliance with U.S. sanctions and laws;
▪Consideration of other international policies, standards, and laws; and
▪Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in "high-risk" markets.

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Outsourcing/Offshoring
General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:
▪Controversies surrounding operations in the relevant market(s);
▪The value of the requested report to shareholders;
▪The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and
▪The company’s existing human rights standards relative to industry peers.
Sexual Harassment
General Recommendation: Vote case-by-case on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment, taking into account:
▪The company's current policies, practices, oversight mechanisms related to preventing workplace sexual harassment;
▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to workplace sexual harassment issues; and
▪The company's disclosure regarding workplace sexual harassment policies or initiatives compared to its industry peers.
Weapons and Military Sales
General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.
Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.
Political Activities
Lobbying
General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying
(including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:
▪The company’s current disclosure of relevant lobbying policies, and management and board oversight;
▪The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
▪Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

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Political Contributions
General Recommendation: Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:
▪The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
▪The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and
▪Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.
Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.
Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Political Expenditures and Lobbying Congruency
General Recommendation: Generally vote case-by-case on proposals requesting greater disclosure of a company’s alignment of political contributions, lobbying, and electioneering spending with a company’s publicly stated values and policies, considering:
▪The company’s policies, management, board oversight, governance processes, and level of disclosure related to direct political contributions, lobbying activities, and payments to trade associations, political action committees, or other groups that may be used for political purposes;
▪The company’s disclosure regarding: the reasons for its support of candidates for public offices; the reasons for support of and participation in trade associations or other groups that may make political contributions;
and other political activities;
▪Any incongruencies identified between a company’s direct and indirect political expenditures and its publicly stated values and priorities.
▪Recent significant controversies related to the company’s direct and indirect lobbying, political contributions, or political activities.
Generally vote case-by-case on proposals requesting comparison of a company’s political spending to objectives that can mitigate material risks for the company, such as limiting global warming.
Political Ties
General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:
▪There are no recent, significant controversies, fines, or litigation regarding the company’s political
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▪The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.
Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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8.Mutual Fund Proxies
Election of Directors
General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes
General Recommendation: For closed-end management investment companies (CEFs), vote against or withhold from nominating/governance committee members (or other directors on a case-by-case basis) at CEFs that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.
Converting Closed-end Fund to Open-end Fund
General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:
▪Past performance as a closed-end fund;
▪Market in which the fund invests;
▪Measures taken by the board to address the discount; and
▪Past shareholder activism, board activity, and votes on related proposals.
Proxy Contests
General Recommendation: Vote case-by-case on proxy contests, considering the following factors:
▪Past performance relative to its peers;
▪Market in which the fund invests;
▪Measures taken by the board to address the issues;
▪Past shareholder activism, board activity, and votes on related proposals;
▪Strategy of the incumbents versus the dissidents;
▪Independence of directors;
▪Experience and skills of director candidates;
▪Governance profile of the company; and
▪Evidence of management entrenchment.
Investment Advisory Agreements
General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:
▪Proposed and current fee schedules;
▪Fund category/investment objective;
▪Performance benchmarks;
▪Share price performance as compared with peers;
▪Resulting fees relative to peers; and
▪Assignments (where the advisor undergoes a change of control).

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Approving New Classes or Series of Shares
General Recommendation: Vote for the establishment of new classes or series of shares.
Preferred Stock Proposals
General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:
▪Stated specific financing purpose;
▪Possible dilution for common shares; and
▪Whether the shares can be used for antitakeover purposes.
1940 Act Policies
General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:
▪Potential competitiveness;
▪Regulatory developments;
▪Current and potential returns; and
▪Current and potential risk.
Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
Changing a Fundamental Restriction to a Nonfundamental Restriction
General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-
fundamental restriction, considering the following factors:
▪The fund's target investments;
▪The reasons given by the fund for the change; and
▪The projected impact of the change on the portfolio.
Change Fundamental Investment Objective to Nonfundamental
General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-
fundamental.
Name Change Proposals
General Recommendation: Vote case-by-case on name change proposals, considering the following factors:
▪Political/economic changes in the target market;
▪Consolidation in the target market; and
▪Current asset composition.

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Change in Fund's Subclassification
General Recommendation: Vote case-by-case on changes in a fund's sub-classification, considering the following factors:
▪Potential competitiveness;
▪Current and potential returns;
▪Risk of concentration; and
▪Consolidation in target industry.
Business Development Companies—Authorization to Sell Shares of Common Stock at a Price
below Net Asset Value
General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV)
if:
▪The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;
▪The sale is deemed to be in the best interests of shareholders by (1) a majority of the company's independent directors and (2) a majority of the company's directors who have no financial interest in the issuance; and
▪The company has demonstrated responsible past use of share issuances by either:
▪Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
▪Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.
Disposition of Assets/Termination/Liquidation
General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
▪Strategies employed to salvage the company;
▪The fund’s past performance; and
▪The terms of the liquidation.
Changes to the Charter Document
General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:
▪The degree of change implied by the proposal;
▪The efficiencies that could result;
▪The state of incorporation; and
▪Regulatory standards and implications.
Vote against any of the following changes:
▪Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
▪Removal of shareholder approval requirement for amendments to the new declaration of trust;
▪Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

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▪Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;
▪Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements; or
▪Removal of shareholder approval requirement to change the domicile of the fund.
Changing the Domicile of a Fund
General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:
▪Regulations of both states;
▪Required fundamental policies of both states; and
▪The increased flexibility available.
Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval
General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.
Distribution Agreements
General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:
▪Fees charged to comparably sized funds with similar objectives;
▪The proposed distributor’s reputation and past performance;
▪The competitiveness of the fund in the industry; and
▪The terms of the agreement.
Master-Feeder Structure
General Recommendation: Vote for the establishment of a master-feeder structure.
Mergers
General Recommendation: Vote case-by-case on merger proposals, considering the following factors:
▪Resulting fee structure;
▪Performance of both funds;
▪Continuity of management personnel; and
▪Changes in corporate governance and their impact on shareholder rights.
Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

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Reimburse Shareholder for Expenses Incurred
General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses.
When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.
Terminate the Investment Advisor
General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:
▪Performance of the fund’s Net Asset Value (NAV);
▪The fund’s history of shareholder relations; and
▪The performance of other funds under the advisor’s management.

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TRUESHARES STRUCTURED OUTCOME ETFs
PROSPECTUS
April 30, 2024

JANZ	TRUESHARES STRUCTURED OUTCOME (JANUARY) ETF
FEBZ	TRUESHARES STRUCTURED OUTCOME (FEBRUARY) ETF
MARZ	TRUESHARES STRUCTURED OUTCOME (MARCH) ETF
APRZ	TRUESHARES STRUCTURED OUTCOME (APRIL) ETF
MAYZ	TRUESHARES STRUCTURED OUTCOME (MAY) ETF
JUNZ	TRUESHARES STRUCTURED OUTCOME (JUNE) ETF
JULZ	TRUESHARES STRUCTURED OUTCOME (JULY) ETF
AUGZ	TRUESHARES STRUCTURED OUTCOME (AUGUST) ETF
SEPZ	TRUESHARES STRUCTURED OUTCOME (SEPTEMBER) ETF
OCTZ	TRUESHARES STRUCTURED OUTCOME (OCTOBER) ETF
NOVZ	TRUESHARES STRUCTURED OUTCOME (NOVEMBER) ETF
DECZ	TRUESHARES STRUCTURED OUTCOME (DECEMBER) ETF
Shares of the Funds are listed on Cboe BZX Exchange, Inc.
Important Information about the Funds
Each Fund intends to invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation. The Funds use FLEX Options to facilitate the implementation of their “structured outcome strategies.” Structured outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Funds, which include the buffer referenced below and discussed in greater detail in the Prospectus, are based upon the performance of the S&P 500 Price Index or an ETF that seeks to track the performance of that Index over a 12-month period beginning on a specified day (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.” The Funds will not terminate after the conclusion of their respective Investment Periods. After the conclusion of an Investment Period, another will begin. There is no guarantee that the outcomes for an Investment Period will be realized.
Each Fund’s investment strategy has been structured to produce an outcome based upon the performance of the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index over the duration of the Investment Period. The outcome may be realized only if you hold shares on the first day of the Investment Period and continue to hold them on the last day of the Investment Period. If you purchase shares after the Investment Period has begun or sell shares prior to the Investment Period’s conclusion, you may experience investment returns very different from, and potentially less favorable than, those that the Fund seeks to provide. There is no guarantee that a Fund will successfully achieve its investment objective. A shareholder that holds shares for an entire Investment Period may still lose his or her investment in the Fund.
Each Fund seeks to provide only those shareholders that hold shares for the entire Investment Period with a buffer against the first 8%-12% of S&P 500 Price Index losses (based upon the value of the S&P 500 Price Index at the time the Fund entered into the FLEX Options (or standard exchange-listed options) on the first day of the Investment Period) during the Investment Period. Shareholders will bear any and all S&P 500 Price Index losses exceeding the 8%-12% buffer. The buffer is determined based on the performance of the S&P 500 Price Index only and does not take into account the effect of a Fund’s Total Annual Fund Operating Expenses on its performance. In addition, the returns that each Fund generally seeks to provide does not include the costs of purchasing Fund shares and certain expenses incurred by the Fund. While each Fund seeks to limit losses for shareholders who hold their shares for the entire Investment Period, there is no guarantee that the Adviser and Sub-Adviser will implement a Fund’s investment strategy successfully or that such investment strategy, including the buffer, will produce the intended results.

As explained in greater detail in this Prospectus, if a Fund has experienced certain levels of gains or losses since the beginning of an Investment Period, there may be little to no ability for the Fund to achieve gains or benefit from the buffer for the remainder of the Investment Period regardless of the Adviser’s and Sub-Adviser’s effective implementation of the Fund’s investment strategy.
Depending on market conditions at the time of purchase, it also is possible that a shareholder that purchases shares after an Investment Period has begun may lose his or her entire investment. For example, if a Fund decreases in value beyond the pre-determined 8%-12% buffer after an Investment Period begins, an investor purchasing shares of the Fund at that price may not benefit from the buffer even if the investor holds the shares for the remainder of the Investment Period. Similarly, if a Fund increases in value, an investor purchasing shares of the Fund at that price may not benefit from the buffer until the Fund’s value decreases to its value at the commencement of the Investment Period. An investment in a Fund is only appropriate for shareholders willing to bear those losses. The Funds’ website contains important information that will assist you in determining whether to buy shares.
A Fund’s investment outcome depends, in part, on the Fund’s net asset value (“NAV”) per share on the first day of an Investment Period. As noted above, a Fund’s assets will be principally composed of FLEX Options (or standardized exchange-listed options), the values of which are a function of the performance of the S&P 500 Price Index and the number of days remaining until expiration. While each Fund’s investment adviser and sub-adviser generally anticipate that the Fund’s NAV will move in the same direction as the S&P 500 Price Index (meaning that the Fund’s NAV will increase if the S&P 500 Price Index experiences gains and that the Fund’s NAV will decrease if the S&P 500 Price Index experiences losses), the Fund’s NAV may not increase or decrease at the same rate as the S&P 500 Price Index. The amount of time remaining until the end of an Investment Period also affects the effect of the buffer on a Fund’s NAV. A Fund’s buffer may not be in full effect prior to the end of the Investment Period. Each Fund’s investment strategy is designed to produce an outcome upon the expiration of the options it holds on the last day of the Investment Period. Shareholders should not expect that such outcome will be provided at any point prior to that time and there is no guarantee that the outcome will be achieved on the last day of the Investment Period.
The Funds’ website, www.true-shares.com, provides important Fund information, including Investment Period start and end dates and buffer information, as well as information relating to the potential outcome of an investment in each Fund on a daily basis. If you are contemplating purchasing shares of Fund, please visit the website to learn more. Investors considering purchasing shares after an Investment Period has begun or selling shares prior to the end of an Investment Period should understand they may not realize the intended benefit of a Fund’s strategy. Prior to making such an investment decision, you should visit the Funds’ website to fully understand the potential investment outcomes of a holding period that is different than a Fund’s Investment Period.
The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. The next page sets forth important considerations to assist you in determining whether an investment in a Fund is appropriate for you.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

You should consider an investment in a Fund only if you:
•understand the risks inherent in an investment in the Fund;
•desire to invest in a product with a return that is dependent on the performance of the S&P 500 Price Index over the Investment Period;
•are willing to hold the Fund’s shares for the duration of the Investment Period to achieve the returns that the Fund seeks to provide;
•understand that purchases and/or sales of Fund shares made in between Roll Dates or during an Investment Period may have limited to no upside;
•seek the protection of an 8% to 12% buffer on S&P 500 Price Index losses, if any, for the Fund investment held for the entirety of the Investment Period and understand that there is no guarantee that the buffer will be successful in protecting your investment in the Fund against loss;
•understand that the Fund’s investments do not provide for dividends to the Fund;
•understand that investments in the Fund made after an Investment Period has begun may not fully benefit from the buffer;
•are willing to accept the risk of losing your entire investment; and
•have visited the Funds’ website and understand the investment outcomes available to you based upon the timing of your purchase.
You should not consider an investment in a Fund if you:
•do not fully understand the risks inherent in an investment in the Fund;
•do not desire to invest in a product with a return that is dependent on the performance of the S&P 500 Price Index over the Investment Period;
•are unwilling to hold Fund shares for the duration of the Investment Period to achieve the returns that the Fund seeks to provide;
•do not fully understand that purchases and/or sales of Fund shares made between Roll Dates may have limited to no upside;
•seek an investment that provides total protection against S&P 500 Price Index losses or Fund losses generally for an investment held for the duration of an Investment Period;
•do not fully understand that the Fund’s investments do not provide for dividends to the Fund;
•do not fully understand that investments in the Fund made after an Investment Period has begun may not fully benefit from the buffer;
•are unwilling to accept the risk of losing your entire investment; and
•have not visited the Funds’ website and do not understand the investment outcomes available to you based upon the timing of your purchase.

TRUESHARES STRUCTURED OUTCOME (JANUARY) ETF
Investment Objective
The TrueShares Structured Outcome (January) ETF (the “January ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from January 1, 2024 to December 31, 2024.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$81	3 Years:	$252	5 Years:	$439	10 Years:	$978
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), and sub-adviser, SpiderRock Advisors, LLC (“SpiderRock” or the “Sub-Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index while mitigating the first 8% to 12% decline in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each January (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”
The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.
On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.
The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser or Sub-Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser and Sub-Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.
The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Sub-Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.
The Fund is designed to provide the following outcomes during each individual Investment Period:

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and ‑12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)
Declines between 0% and ‑8%	No change
Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index, but will be less than those of the S&P 500 Price Index due to the cost of the options used by the Fund
The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

50%
40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
-50%
-50.0%
-40.0%
-30.0%
-20.0%
-10.0%
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
S&P 500 Price Return Index
The Fund
Performance
Underlying Performance at Expiration

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Buffered Strategy Investment Risk.
◦Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
◦FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
◦Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.
◦Purchase and Sale Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll

Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
•Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund's Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.
•U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Price Index, which is integral to the Fund’s investment strategy and reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Returns
The calendar year-to-date total return of the Fund as of March 31, 2024 was 7.70%. During the period of time shown in the bar chart, the highest quarterly return was 8.97% for the quarter ended December 31, 2023, and the lowest quarterly return was -11.01% for the quarter ended June 30, 2022.
Average Annual Total Returns
(for periods ended December 31, 2023)

TrueShares Structured Outcome (January) ETF	1 Year	Since Inception (12/31/2020)
Return Before Taxes	18.91%	8.67%
Return After Taxes on Distributions	17.70%	7.63%
Return After Taxes on Distributions and Sale of Shares	11.20%	6.27%
S&P 500 Price Index (reflects no deduction for fees, expenses, or taxes)	24.23%	8.29%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Investment Adviser:	TrueMark Investments, LLC
Sub-Adviser:	SpiderRock Advisors, LLC
Portfolio Managers:	Eric Metz, Chief Investment Officer for the Sub-Adviser, and Fred Sloneker, Portfolio Manager for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2020
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

TRUESHARES STRUCTURED OUTCOME (FEBRUARY) ETF
Investment Objective
The TrueShares Structured Outcome (February) ETF (the “February ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from February 1, 2024 to January 31, 2025.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$81	3 Years:	$252	5 Years:	$439	10 Years:	$978
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), and sub-adviser, SpiderRock Advisors, LLC (“SpiderRock” or the “Sub-Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index while mitigating the first 8% to 12% decline in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each February (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”
The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.
On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.
The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser or Sub-Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser and Sub-Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.
The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Sub-Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.
The Fund is designed to provide the following outcomes during each individual Investment Period:

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and ‑12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)
Declines between 0% and ‑8%	No change
Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index, but will be less than those of the S&P 500 Price Index due to the cost of the options used by the Fund
The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Buffered Strategy Investment Risk.
◦Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
◦FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
◦Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.
◦Purchase and Sale Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll

Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
•Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund's Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.
•U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Price Index, which is integral to the Fund’s investment strategy and reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Return
The calendar year-to-date total return of the Fund as of March 31, 2024 was 7.06%. During the period of time shown in the bar chart, the highest quarterly return was 8.47% for the quarter ended December 31, 2023, and the lowest quarterly return was -10.75% for the quarter ended June 30, 2022.
Average Annual Total Returns
(for periods ended December 31, 2023)

TrueShares Structured Outcome (February) ETF	1 Year	Since Inception (1/29/2021)
Return Before Taxes	20.64%	9.54%
Return After Taxes on Distributions	17.51%	8.56%
Return After Taxes on Distributions and Sale of Shares	12.22%	6.99%
S&P 500 Price Index (reflects no deduction for fees, expenses or taxes)	24.23%	8.94%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Investment Adviser:	TrueMark Investments, LLC
Sub-Adviser:	SpiderRock Advisors, LLC
Portfolio Managers:	Eric Metz, Chief Investment Officer for the Sub-Adviser, and Fred Sloneker, Portfolio Manager for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2021
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

TRUESHARES STRUCTURED OUTCOME (MARCH) ETF
Investment Objective
The TrueShares Structured Outcome (March) ETF (the “March ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from March 1, 2024 to February 28, 2025.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$81	3 Years:	$252	5 Years:	$439	10 Years:	$978
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), and sub-adviser, SpiderRock Advisors, LLC (“SpiderRock” or the “Sub-Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index while mitigating the first 8% to 12% decline in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each March (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”
The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.
On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.
The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser or Sub-Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser and Sub-Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.
The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Sub-Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.
The Fund is designed to provide the following outcomes during each individual Investment Period:

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and ‑12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)
Declines between 0% and ‑8%	No change
Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index, but will be less than those of the S&P 500 Price Index due to the cost of the options used by the Fund
The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Buffered Strategy Investment Risk.
◦Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
◦FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
◦Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.
◦Purchase and Sale Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll

Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
•Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund's Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.
•U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Price Index, which is integral to the Fund’s investment strategy and reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Return
The calendar year-to-date total return of the Fund as of March 31, 2024 was 8.16%. During the period of time shown in the bar chart, the highest quarterly return was 8.71% for the quarter ended December 31, 2023, and the lowest quarterly return was -11.28% for the quarter ended June 30, 2022.
Average Annual Total Returns
(for periods ended December 31, 2023)

TrueShares Structured Outcome (March) ETF	1 Year	Since Inception (2/26/2021)
Return Before Taxes	20.45%	7.61%
Return After Taxes on Distributions	17.10%	6.07%
Return After Taxes on Distributions and Sale of Shares	12.11%	5.22%
S&P 500 Price Index (reflects no deduction for fees, expenses or taxes)	24.23%	8.21%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Investment Adviser:	TrueMark Investments, LLC
Sub-Adviser:	SpiderRock Advisors, LLC
Portfolio Managers:	Eric Metz, Chief Investment Officer for the Sub-Adviser, and Fred Sloneker, Portfolio Manager for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2021
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

TRUESHARES STRUCTURED OUTCOME (APRIL) ETF
Investment Objective
The TrueShares Structured Outcome (April) ETF (the “April ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from April 1, 2024 to March 31, 2025.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$81	3 Years:	$252	5 Years:	$439	10 Years:	$978
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), and sub-adviser, SpiderRock Advisors, LLC (“SpiderRock” or the “Sub-Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index while mitigating the first 8% to 12% decline in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each April (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”
The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.
On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.
The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser or Sub-Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser and Sub-Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.
The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Sub-Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.
The Fund is designed to provide the following outcomes during each individual Investment Period:

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and ‑12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)
Declines between 0% and ‑8%	No change
Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index, but will be less than those of the S&P 500 Price Index due to the cost of the options used by the Fund
The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Buffered Strategy Investment Risk.
◦Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
◦FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
◦Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.
◦Purchase and Sale Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll

Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
•Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund's Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.
•U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Price Index, which is integral to the Fund’s investment strategy and reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Return
The calendar year-to-date total return of the Fund as of March 31, 2024 was 8.69%. During the period of time shown in the bar chart, the highest quarterly return was 8.70% for the quarter ended December 31, 2023, and the lowest quarterly return was -11.06% for the quarter ended June 30, 2022.
Average Annual Total Returns
(for periods ended December 31, 2023)

TrueShares Structured Outcome (April) ETF	1 Year	Since Inception (3/31/2021)
Return Before Taxes	22.28%	7.80%
Return After Taxes on Distributions	20.88%	7.26%
Return After Taxes on Distributions and Sale of Shares	13.19%	5.80%
S&P 500 Price Index (reflects no deduction for fees, expenses or taxes)	24.23%	6.86%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Investment Adviser:	TrueMark Investments, LLC
Sub-Adviser:	SpiderRock Advisors, LLC
Portfolio Managers:	Eric Metz, Chief Investment Officer for the Sub-Adviser, and Fred Sloneker, Portfolio Manager for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2021
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

TRUESHARES STRUCTURED OUTCOME (MAY) ETF
Investment Objective
The TrueShares Structured Outcome (May) ETF (the “May ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from May 1, 2024 to April 30, 2025.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$81	3 Years:	$252	5 Years:	$439	10 Years:	$978
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), and sub-adviser, SpiderRock Advisors, LLC (“SpiderRock” or the “Sub-Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index while mitigating the first 8% to 12% decline in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each May (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”
The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.
On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.
The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser or Sub-Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser and Sub-Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.
The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Sub-Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.
The Fund is designed to provide the following outcomes during each individual Investment Period:

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and ‑12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)
Declines between 0% and ‑8%	No change
Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index, but will be less than those of the S&P 500 Price Index due to the cost of the options used by the Fund
The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Buffered Strategy Investment Risk.
◦Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
◦FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
◦Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.
◦Purchase and Sale Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price

Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund's Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.
•U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Price Index, which is integral to the Fund’s investment strategy and reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Return
The calendar year-to-date total return of the Fund as of March 31, 2024 was 8.60%. During the period of time shown in the bar chart, the highest quarterly return was 8.46% for the quarter ended December 31, 2023, and the lowest quarterly return was -12.59% for the quarter ended June 30, 2022.

Average Annual Total Returns
(for periods ended December 31, 2023)

TrueShares Structured Outcome (May) ETF	1 Year	Since Inception (4/30/2021)
Return Before Taxes	15.87%	3.62%
Return After Taxes on Distributions	14.61%	2.80%
Return After Taxes on Distributions and Sale of Shares	9.40%	2.43%
S&P 500 Price Index (reflects no deduction for fees, expenses or taxes)	24.23%	5.05%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Investment Adviser:	TrueMark Investments, LLC
Sub-Adviser:	SpiderRock Advisors, LLC
Portfolio Managers:	Eric Metz, Chief Investment Officer for the Sub-Adviser, and Fred Sloneker, Portfolio Manager for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2021
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

TRUESHARES STRUCTURED OUTCOME (JUNE) ETF
Investment Objective
The TrueShares Structured Outcome (June) ETF (the “June ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from June 1, 2024 to May 31, 2025.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	0.81%

(1) Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$83	3 Years:	$259	5 Years:	$450	10 Years:	$1,002
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 637% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), and sub-adviser, SpiderRock Advisors, LLC (“SpiderRock” or the “Sub-Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index while mitigating the first 8% to 12% decline in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each June (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”
The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.

On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.
The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser or Sub-Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser and Sub-Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.
The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Sub-Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.
The Fund is designed to provide the following outcomes during each individual Investment Period:

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and ‑12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)
Declines between 0% and ‑8%	No change
Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index, but will be less than those of the S&P 500 Price Index due to the cost of the options used by the Fund
The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Buffered Strategy Investment Risk.
◦Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
◦FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
◦Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.
◦Purchase and Sale Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price

Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund's Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.
•U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Price Index, which is integral to the Fund’s investment strategy and reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Return
The calendar year-to-date total return of the Fund as of March 31, 2024 was 8.09%. During the period of time shown in the bar chart, the highest quarterly return was 8.73% for the quarter ended December 31, 2023, and the lowest quarterly return was -11.52% for the quarter ended June 30, 2022.

Average Annual Total Returns
(for periods ended December 31, 2023)

TrueShares Structured Outcome (June) ETF	1 Year	Since Inception (5/28/2021)
Return Before Taxes	17.02%	4.57%
Return After Taxes on Distributions	14.31%	3.48%
Return After Taxes on Distributions and Sale of Shares	10.08%	3.05%
S&P 500 Price Index (reflects no deduction for fees, expenses or taxes)	24.23%	4.99%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Investment Adviser:	TrueMark Investments, LLC
Sub-Adviser:	SpiderRock Advisors, LLC
Portfolio Managers:	Eric Metz, Chief Investment Officer for the Sub-Adviser, and Fred Sloneker, Portfolio Manager for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2021
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

TRUESHARES STRUCTURED OUTCOME (JULY) ETF
Investment Objective
The TrueShares Structured Outcome (July) ETF (the “July ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from July 1, 2023 to June 30, 2024.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$81	3 Years:	$252	5 Years:	$439	10 Years:	$978
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), and sub-adviser, SpiderRock Advisors, LLC (“SpiderRock” or the “Sub-Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index while mitigating the first 8% to 12% decline in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each July (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”
The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.
On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.
The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser or Sub-Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser and Sub-Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.
The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Sub-Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.
The Fund is designed to provide the following outcomes during each individual Investment Period:

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and ‑12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)
Declines between 0% and ‑8%	No change
Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index, but will be less than those of the S&P 500 Price Index due to the cost of the options used by the Fund
The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Buffered Strategy Investment Risk.
◦Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
◦FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
◦Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.
◦Purchase and Sale Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll

Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
•Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund's Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.
•U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Price Index, which is integral to the Fund’s investment strategy and reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Returns
The calendar year-to-date total return of the Fund as of March 31, 2024 was 8.38%. During the period of time shown in the bar chart, the highest quarterly return was 8.24% for the quarter ended December 31, 2023, and the lowest quarterly return was -7.32% for the quarter ended June 30, 2022.
Average Annual Total Returns
(for periods ended December 31, 2023)

TrueShares Structured Outcome (July) ETF	1 Year	Since Inception (6/30/2020)
Return Before Taxes	17.81%	12.30%
Return After Taxes on Distributions	16.15%	11.83%
Return After Taxes on Distributions and Sale of Shares	10.55%	9.47%
S&P 500 Price Index (reflects no deduction for fees, expenses, or taxes)	24.23%	13.08%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Investment Adviser:	TrueMark Investments, LLC
Sub-Adviser:	SpiderRock Advisors, LLC
Portfolio Managers:	Eric Metz, Chief Investment Officer for the Sub-Adviser, and Fred Sloneker, Portfolio Manager for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2020
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

TRUESHARES STRUCTURED OUTCOME (AUGUST) ETF
Investment Objective
The TrueShares Structured Outcome (August) ETF (the “August ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from August 1, 2023 to July 31, 2024.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.80%

(1) Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$82	3 Years:	$255	5 Years:	$444	10 Years:	$990
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 228% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. TrueMark Investments, LLC (“TrueMark” or the “Adviser”) and sub-adviser, SpiderRock Advisors, LLC (“SpiderRock” or the “Sub-Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index while mitigating the first 8% to 12% decline in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each August (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”
The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.

On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.
The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser or Sub-Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser and Sub-Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.
The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Sub-Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.
The Fund is designed to provide the following outcomes during each individual Investment Period:

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and ‑12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)
Declines between 0% and ‑8%	No change
Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index, but will be less than those of the S&P 500 Price Index due to the cost of the options used by the Fund
The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Buffered Strategy Investment Risk.
◦Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
◦FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
◦Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.
◦Purchase and Sale Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll

Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
•Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund's Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.
•U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Price Index, which is integral to the Fund’s investment strategy and reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Returns
The calendar year-to-date total return of the Fund as of March 31, 2024 was 7.99%. During the period of time shown in the bar chart, the highest quarterly return was 8.24% for the quarter ended December 31, 2023, and the lowest quarterly return was -8.33% for the quarter ended June 30, 2022.
Average Annual Total Returns
(for periods ended December 31, 2023)

TrueShares Structured Outcome (August) ETF	1 Year	Since Inception (7/31/2020)
Return Before Taxes	17.25%	10.66%
Return After Taxes on Distributions	15.67%	10.17%
Return After Taxes on Distributions and Sale of Shares	10.21%	8.13%
S&P 500 Price Index (reflects no deduction for fees, expenses, or taxes)	24.23%	11.66%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Investment Adviser:	TrueMark Investments, LLC
Sub-Adviser:	SpiderRock Advisors, LLC
Portfolio Managers:	Eric Metz, Chief Investment Officer for the Sub-Adviser, and Fred Sloneker, Portfolio Manager for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2020
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

TRUESHARES STRUCTURED OUTCOME (SEPTEMBER) ETF
Investment Objective
The TrueShares Structured Outcome (September) ETF (the “September ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from September 1, 2023 to August 31, 2024.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.80%

(1) Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$82	3 Years:	$255	5 Years:	$444	10 Years:	$990
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), and sub-adviser, SpiderRock Advisors, LLC (“SpiderRock” or the “Sub-Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index while mitigating the first 8% to 12% decline in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each September (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”
The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.

On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.
The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser or Sub-Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser and Sub-Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.
The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Sub-Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.
The Fund is designed to provide the following outcomes during each individual Investment Period:

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and ‑12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)
Declines between 0% and ‑8%	No change
Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index, but will be less than those of the S&P 500 Price Index due to the cost of the options used by the Fund
The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Buffered Strategy Investment Risk.
◦Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
◦FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
◦Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.
◦Purchase and Sale Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll

Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
•Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund's Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.
•U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Price Index, which is integral to the Fund’s investment strategy and reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Returns
The calendar year-to-date total return of the Fund as of March 31, 2024 was 8.07%. During the period of time shown in the bar chart, the highest quarterly return was 8.59% for the quarter ended December 31, 2023, and the lowest quarterly return was -9.13% for the quarter ended June 30, 2022.
Average Annual Total Returns
(for periods ended December 31, 2023)

TrueShares Structured Outcome (September) ETF	1 Year	Since Inception (8/31/2020)
Return Before Taxes	17.72%	10.52%
Return After Taxes on Distributions	16.08%	9.96%
Return After Taxes on Distributions and Sale of Shares	10.49%	7.98%
S&P 500 Price Index (reflects no deduction for fees, expenses, or taxes)	24.23%	9.73%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Investment Adviser:	TrueMark Investments, LLC
Sub-Adviser:	SpiderRock Advisors, LLC
Portfolio Managers:	Eric Metz, Chief Investment Officer for the Sub-Adviser, and Fred Sloneker, Portfolio Manager for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2020
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

TRUESHARES STRUCTURED OUTCOME (OCTOBER) ETF
Investment Objective
The TrueShares Structured Outcome (October) ETF (the “October ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from October 1, 2023 to September 30, 2024.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$81	3 Years:	$252	5 Years:	$439	10 Years:	$978
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), and sub-adviser, SpiderRock Advisors, LLC (“SpiderRock” or the “Sub-Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index while mitigating the first 8% to 12% decline in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each October (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”
The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.
On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.
The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser or Sub-Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser and Sub-Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.
The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Sub-Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.
The Fund is designed to provide the following outcomes during each individual Investment Period:

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and ‑12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)
Declines between 0% and ‑8%	No change
Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index, but will be less than those of the S&P 500 Price Index due to the cost of the options used by the Fund
The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Buffered Strategy Investment Risk.
◦Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
◦FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
◦Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.
◦Purchase and Sale Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll

Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
•Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund's Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.
•U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Price Index, which is integral to the Fund’s investment strategy and reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Returns
The calendar year-to-date total return of the Fund as of March 31, 2024 was 8.28%. During the period of time shown in the bar chart, the highest quarterly return was 8.44% for the quarter ended December 31, 2023, and the lowest quarterly return was -10.13% for the quarter ended June 30, 2022.
Average Annual Total Returns
(for periods ended December 31, 2023)

TrueShares Structured Outcome (October) ETF	1 Year	Since Inception (9/30/2020)
Return Before Taxes	18.23%	10.64%
Return After Taxes on Distributions	16.70%	10.11%
Return After Taxes on Distributions and Sale of Shares	10.79%	8.08%
S&P 500 Price Index (reflects no deduction for fees, expenses, or taxes)	24.23%	11.35%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Investment Adviser:	TrueMark Investments, LLC
Sub-Adviser:	SpiderRock Advisors, LLC
Portfolio Managers:	Eric Metz, Chief Investment Officer for the Sub-Adviser, and Fred Sloneker, Portfolio Manager for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2020
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

TRUESHARES STRUCTURED OUTCOME (NOVEMBER) ETF
Investment Objective
The TrueShares Structured Outcome (November) ETF (the “November ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from November 1, 2023 to October 31, 2024.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$81	3 Years:	$252	5 Years:	$439	10 Years:	$978
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), and sub-adviser, SpiderRock Advisors, LLC (“SpiderRock” or the “Sub-Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index while mitigating the first 8% to 12% decline in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each November (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”
The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.
On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.
The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser or Sub-Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser and Sub-Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.
The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Sub-Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.
The Fund is designed to provide the following outcomes during each individual Investment Period:

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and ‑12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)
Declines between 0% and ‑8%	No change
Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index, but will be less than those of the S&P 500 Price Index due to the cost of the options used by the Fund
The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Buffered Strategy Investment Risk.
◦Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
◦FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
◦Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.
◦Purchase and Sale Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll

Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
•Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund's Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.
•U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Price Index, which is integral to the Fund’s investment strategy and reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Returns
The calendar year-to-date total return of the Fund as of March 31, 2024 was 8.49%. During the period of time shown in the bar chart, the highest quarterly return was 8.64% for the quarter ended December 31, 2023, and the lowest quarterly return was -10.19% for the quarter ended June 30, 2022.
Average Annual Total Returns
(for periods ended December 31, 2023)

TrueShares Structured Outcome (November) ETF	1 Year	Since Inception (10/30/2020)
Return Before Taxes	18.21%	12.01%
Return After Taxes on Distributions	17.14%	11.58%
Return After Taxes on Distributions and Sale of Shares	10.78%	9.21%
S&P 500 Price Index (reflects no deduction for fees, expenses, or taxes)	24.23%	12.65%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Investment Adviser:	TrueMark Investments, LLC
Sub-Adviser:	SpiderRock Advisors, LLC
Portfolio Managers:	Eric Metz, Chief Investment Officer for the Sub-Adviser, and Fred Sloneker, Portfolio Manager for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2020
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

TRUESHARES STRUCTURED OUTCOME (DECEMBER) ETF
Investment Objective
The TrueShares Structured Outcome (December) ETF (the “December ETF” or the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from December 1, 2023 to November 30, 2024.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$81	3 Years:	$252	5 Years:	$439	10 Years:	$978
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. TrueMark Investments, LLC (“TrueMark” or the “Adviser”) and sub-adviser, SpiderRock Advisors, LLC (“SpiderRock” or the “Sub-Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index while mitigating the first 8% to 12% decline in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each December (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”
The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.
On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.
The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser or Sub-Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser and Sub-Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.
The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Sub-Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.
The Fund is designed to provide the following outcomes during each individual Investment Period:

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and ‑12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)
Declines between 0% and ‑8%	No change
Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index, but will be less than those of the S&P 500 Price Index due to the cost of the options used by the Fund
The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.
The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Buffered Strategy Investment Risk.
◦Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by the Fund), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
◦FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
◦Options Risk. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.
◦Purchase and Sale Timing Risk. The Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by the Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by the Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll

Date to the next Roll Date. Consequently, the value of the Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
•Options Tax Risk. The Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
•Tax Efficiency Risk. A significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. Additionally, the Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent the Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund's Shares, such usage may give rise to a taxable event for the Fund. In both cases, the Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.
•U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 500 Price Index, which is integral to the Fund’s investment strategy and reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Total Returns
The calendar year-to-date total return of the Fund as of March 31, 2024 was 7.68%. During the period of time shown in the bar chart, the highest quarterly return was 8.62% for the quarter ended December 31, 2022, and the lowest quarterly return was -10.71% for the quarter ended June 30, 2022.
Average Annual Total Returns
(for periods ended December 31, 2023)

TrueShares Structured Outcome (December) ETF	1 Year	Since Inception (11/30/2020)
Return Before Taxes	17.97%	9.30%
Return After Taxes on Distributions	17.39%	8.85%
Return After Taxes on Distributions and Sale of Shares	10.64%	7.03%
S&P 500 Price Index (reflects no deduction for fees, expenses, or taxes)	24.23%	9.34%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Investment Adviser:	TrueMark Investments, LLC
Sub-Adviser:	SpiderRock Advisors, LLC
Portfolio Managers:	Eric Metz, Chief Investment Officer for the Sub-Adviser, and Fred Sloneker, Portfolio Manager for the Sub-Adviser, have been portfolio managers of the Fund since its inception in 2020
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS
Investment Objective
Each Fund’s investment objective may be changed by the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”) without shareholder approval upon written notice to shareholders.
Structured Outcome Strategy
Any FLEX Options that are written by a Fund that create an obligation to sell or buy the value of the S&P 500 Price Index will be fully offset by FLEX Options purchased by the Fund that create the right to buy or sell the value of the S&P 500 Price Index such that each Fund will always be in a net long position with respect to the value of the S&P 500 Price Index (i.e., any obligations of a Fund created by its writing of FLEX Options will be fully offset by positions in purchased FLEX Options).
Principal Investment Strategy
A Fund’s ability to implement the buffer protection options strategy against the first 8% to 12% decline in the value of the S&P 500 Price Index generally is dependent on a shareholder purchasing Shares at a price equal to their NAV on the Initial Investment Day and holding them until the last day of the Investment Period for the Fund. The market price at which shareholders purchase Shares on a Fund’s Initial Investment Day may be higher or lower than their NAV per share. Shareholders may realize a gain or loss on their investment in a Fund that is higher or lower than intended by the Fund’s investment strategy for a variety of reasons, including as a result of purchasing Shares on a day other than an Initial Investment Day, as a result of selling Shares prior to the last day of an Investment Period, in instances when the Fund terminates options prior to their expiration on the last day of an Investment Period, if the Fund is unable to maintain an appropriate ratio of offsetting put and call options.
The chart below illustrates the hypothetical returns that each Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. This chart does not take into account payment by a Fund of Total Annual Fund Operating Expenses. There is no guarantee that a Fund will be successful in providing these investment outcomes for any Investment Period.

30%
20%
10%
0%
-10%
-20%
-30%
S&P 500 Price Index
Fund Return
Performance
-30%
-20%
-10%
0%
10%
20%
30%
Underlying Performance at Expiration

S&P 500 Price Index	Fund Return	Return on $1MM Invested
-40%	-29.22%	$(292,200)
-30%	-19.22%	$(192,200)
-20%	-9.22%	$ (92,200)
-10%	0.04%	$ 400
0%	0.04%	$ 400
10%	7.54%	$ 75,400
20%	15.04%	$ 150,400
30%	22.54%	$ 225,400
40%	30.04%	$ 300,400

- For the purposes of this example, the combination of the short put and long call produce a 10% protective buffer, where the call is the top end of the buffer and the put is the bottom end. The payoff at expiration will compensate for losses experienced by the S&P 500 (if any), in an amount not to exceed 10%.
- The long call creates an uncapped growth opportunity equal to a proportion of the return of the price of the S&P 500. This 'upside capture' will generally be in the range of 60-80% of the price of the S&P 500.

There is no assurance that a Fund will achieve its investment objective.

Principal Investment Risks
An investment in a Fund entails risks. A Fund could lose money, or its performance could trail that of other investment alternatives. The following provides additional information about each Fund’s principal risks. It is important that investors closely review and understand these risks before making an investment in a Fund. Each risk applies to each Fund unless otherwise specified. Just as in each Fund’s summary section, the principal risks below are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the applicable Fund, regardless of the order in which it appears.
•Buffered Strategy Investment Risk.
◦Buffered Loss Risk. There can be no guarantee that a Fund will be successful in its strategy to provide buffer protection against S&P 500 Price Index losses if the S&P 500 Price Index decreases over the Investment Period by 8% or less. A shareholder may lose their entire investment. Each Fund’s strategy seeks to deliver returns that match the S&P 500 Price Index (but will be less than the S&P 500 Price Index due to the cost of the options used by a Fund), while limiting downside losses, if Shares are bought on the day on which a Fund enters into the options and held until those options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the options were entered into or sells Shares prior to the expiration of the options, the buffer that a Fund seeks to provide may not be available. A Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.
◦FLEX Options Risk. Each Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. A Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, a Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.
◦Options Risk. Each Fund invests in options that derive their performance from the performance of the S&P 500 Price Index. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of a Fund. A Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. These risks are heightened when a Fund’s portfolio managers use options to enhance such Fund’s return or as a substitute for a position or security. When selling a call or put option, a Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by such Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). A Fund’s use of options, due to the cost of the options, will reduce such Fund’s ability to get returns equal to the S&P 500 Price Index. This means that if the S&P 500 Price Index experiences gains for an Investment Period, a Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the applicable Fund, may decline significantly more than if such Fund invested directly in the underlying asset instead of using options. A Fund invests in options that derive their performance from the performance of the S&P 500 Price Index and can be volatile and involve various types and degrees of risks. A Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying stock or if a Fund is unable to purchase or liquidate a position because of an illiquid secondary market.
◦Purchase and Sale Timing Risk. Each Fund is designed to protect against the first 8% to 12% decline in the value of the S&P 500 Price Index and provide for participation in any gains, although not to the same extent, as the value of the S&P 500 Price Index, for a 12-month period from one Roll Date to the next Roll Date. Because the options purchased and written by a Fund will expire on the next Roll Date, if you purchase or sell Shares on a date other than a Roll Date or if you hold Shares for more or less than the time from the most recent Roll Date to the next Roll Date, the value of your investment in Shares may not be protected against the first 8% to 12% decline in the value of the S&P 500 Price Index and may not participate in a gain in the value of the S&P 500 Price Index for your investment period. The value of the options purchased and written by a Fund is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the S&P 500 Price Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Roll Date to the next Roll Date. Consequently, the value of a Fund may not directly track changes in the value of the S&P 500 Price Index in between Roll Dates.
•Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, funds (such as a Fund) and their service providers may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause a Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of a Fund, the Adviser, the Sub-Adviser or a Fund’s other service providers, market makers, APs, a Fund’s primary listing exchange or the issuers of securities in which such Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders. For instance, cyber-attacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Shares, and other data integral to the functioning of a Fund inaccessible or inaccurate or incomplete. A Fund also may incur substantial costs for cybersecurity risk management to prevent cyber incidents in the future. A Fund and its respective shareholders could be negatively impacted as a result.
•Equity Market Risk. Each Fund invests in options that derive their performance from the S&P 500 Price Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. Common stocks generally expose their holder to greater risk than preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.
•ETF Risks. Each Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors also will incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.
◦Trading Risk. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Management Risk. Each Fund is actively managed and may not meet its investment objective based on the investment Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
•Market Risk. Market risks, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Fund’s Shares. Each Fund is subject to the risk that the prices of, and the income generated by, securities held by the Fund may decline significantly and/or rapidly in response to adverse conditions or other developments, such as interest rate fluctuations, and events directly involving specific issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Such events may cause the value of securities owned by a Fund to go up or down, sometimes rapidly or unpredictably. There also is a risk that policy and legislative changes by the U.S. Government and/or Federal Reserve, or certain foreign governments and central banks, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund. These events may lead to periods of volatility and increased redemptions, which could cause a Fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
Local, regional, or global events, such as war, acts of terrorism, natural disasters, public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The COVID-19 pandemic, Russia’s invasion of Ukraine, the Israel-Hamas conflict, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, and severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, strained healthcare systems, disruptions to supply chains, large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events, and widespread uncertainty regarding the long-term effects of such events. These or similar events could be prolonged and could adversely affect the value and liquidity of a Fund’s investments, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance. Further, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
•Money Market Instrument Risk. Each Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
•Non-Diversification Risk (May ETF and June ETF only). Because each Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
•Options Tax Risk. A Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by a Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment for shareholders that are individuals and would not be eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that such Fund has unrealized gains with respect to the other position in such straddle; (2) such Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are not subject to Section 1256 of the Internal Revenue Code of 1986, as amended (the “Code”) be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-

term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.
•Portfolio Turnover Risk. Because each Fund may “turn over” some or all of its options as frequently as monthly, a Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund’s performance to be less than you expect. While the turnover of the warrants is not deemed “portfolio turnover” for accounting purposes, the economic impact to a Fund is similar to what could occur if such Fund experienced high portfolio turnover (e.g., in excess of 100% per year).
•Tax Efficiency Risk. A significant portion of income received from each Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if a Fund were to engage in a different investment strategy. Additionally, each Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, a Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Further, to the extent a Fund is able to use certain of its derivatives to effect in-kind redemptions of the Fund's Shares, such usage may give rise to a taxable event for the Fund. In both cases, a Fund may be required to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by a Fund and negatively impact Fund performance. You should consult your tax advisor as to the tax consequences of purchasing, owning, and selling Shares.
•U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of a Fund’s U.S. Treasury obligations to decline. The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn and is expected to rise even further as the U.S. government implements crisis-fighting efforts in response to the COVID-19 outbreak. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause a decline in the value of the dollar (which may lead to inflation), and can prevent the U.S. government from implementing effective counter-cyclical fiscal policy in economic downturns. U.S. Treasury securities are currently given the top rating by all major ratings agencies except Standard & Poor’s Ratings Services, which rates them AA+, one grade below their top rating. Since downgrading U.S. Treasury securities from AAA to AA+ in 2011, Standard & Poor’s Ratings Services has affirmed its rating. A downgrade of the ratings of U.S. government debt obligations, such as U.S. Treasury obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy. A downgrade of U.S. Treasury securities from another ratings agency or a further downgrade below AA+ rating by Standard & Poor’s Ratings Services may cause the value of a Fund’s U.S. Treasury obligations to decline.
In response to the outbreak of COVID-19, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates considerably. These actions present heightened risks to fixed-income and debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. In light of these actions and current conditions, interest rates and bond yields in the United States and many other countries are at or near historic lows, and in some cases, such rates and yields are negative, magnifying interest rate risk and diminishing yield and performance. The current environment has also caused volatility and illiquidity in the markets. In particular, in March 2020, the COVID-19 crisis triggered a short period of heavy investor demand for trading in U.S. Treasury obligations, leading to reduced liquidity in the Treasuries market during that period.
PORTFOLIO HOLDINGS INFORMATION
Information about each Fund’s daily portfolio holdings is available at www.true-shares.com. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (the “SAI”).
MANAGEMENT
Investment Adviser
TrueMark Investments, LLC, a Delaware limited liability company located at 433 West Van Buren Street, 1150-E, Chicago, Illinois 60607, serves as the investment adviser for each Fund. The Adviser, subject to the oversight of the Board, provides an investment management program for each Fund and co-manages the day-to-day investment of the Funds’ assets. The Adviser also arranges for transfer agency, custody, fund administration, distribution and all other services necessary for each Fund to operate. An SEC-registered investment adviser formed in 2019, the Adviser is majority owned by the TrueMark Group, LLC, which in turn is controlled by Michael Loukas.
The Adviser continuously reviews, supervises, and administers each Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser. The Board supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. For the services it provides to the Funds, TrueMark is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.79% of each Fund’s average daily net assets.
Pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the “Advisory Agreement”), the Adviser has agreed to pay all expenses of the Funds except the fee payable to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.
A discussion of the basis for the Board’s approval of the Advisory Agreement is available in the Funds’ Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2023.
Investment Sub-Adviser
SpiderRock Advisors, LLC, a Delaware limited liability company located at 300 South Wacker Drive, Suite 2840, Chicago, Illinois 60606, manages the day-to-day investment of the Funds’ assets, subject to the supervision of the Adviser and the Board. The Sub-Adviser is an SEC-registered investment adviser formed in 2014. The Sub-Adviser’s primary shareholders are Eric Metz, SpiderRock Holdings, LLC, Web Holdings, LLC, David Donnelly, and Bruce Mumford.
The Sub-Adviser is responsible for trading the Funds’ portfolio investments, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Adviser is entitled to a fee payable by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.34% on the first $150 million in average daily net assets of each Fund and 0.39% on average daily net assets of each Fund over $150 million.
A discussion of the basis for the Board’s approval of the Sub-Advisory Agreement is available in the Funds’ Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2023.
Portfolio Managers
The individuals identified below are jointly and primarily responsible for the day-to-day management for the Funds.
Eric Metz. Mr. Metz oversees all investment strategies and portfolio management activities at SpiderRock. Prior to joining SpiderRock, he was the Derivatives Strategist and Portfolio Manager at RiverNorth Capital Management, managing both mutual fund and hedge fund assets. Mr. Metz began his career with the Chicago Trading Company on the floors of the Chicago Mercantile Exchange (CME) and the Chicago Board Options Exchange (CBOE). After his time on the trading floors, Mr. Metz was a senior trader and partner at Ronin Capital and Bengal Capital, both proprietary trading firms specializing in volatility arbitrage. He graduated, Magna Cum Laude, from the University of Michigan with a BSE in Industrial and Operations Engineering. Mr. Metz earned his MSE, with honors, in Industrial and Operational Engineering, and was enrolled in the program’s PhD program. He is a Chartered Financial Analyst, a member of the CFA Institute, the CFA Society of Chicago and a board member of the OIC Institutional Advisory Council.
Fred Sloneker. Mr. Sloneker joined SpiderRock in 2019 and serves as portfolio manager. Prior to joining SpiderRock, he was the Head Quantitative Trader for a series of SpiderRock trading subsidiaries. Mr. Sloneker began his career as a Trader and Portfolio Manager for hedge funds JMG Triton Offshore and St. Claire Capital Management in San Francisco, specializing in a broad variety of convertible arbitrage strategies. He later created and managed a volatility strategy for Toronto Dominion (TD) Securities. Mr. Sloneker graduated from the California Institute of Technology (Caltech) with a B.S. in Economics.
The Funds’ SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares.
Other Service Providers
Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), serves as the principal underwriter and distributor of each Fund’s Shares. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by a Fund and is not affiliated with the Adviser, Sub-Adviser, or any of their respective affiliates.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the administrator and transfer agent for the Funds.
U.S. Bank National Association, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian for the Funds.
Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Trust.
Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.
HOW TO BUY AND SELL SHARES
Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (the “DTC”) or its nominee is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.
Frequent Purchases and Redemptions of Shares
The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly from the Funds, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and lead to the realization of capital gains. The Funds’ fair valuation of their holdings consistent with the 1940 Act and Rule 2a-5 thereunder and their ability to impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades help to minimize the potential adverse consequences of frequent purchases and redemptions.
Determination of NAV
Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV for a Fund is calculated by dividing the applicable Fund’s net assets by its Shares outstanding.
In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. For example, a Fund generally values equity securities at their readily available market quotations. If such information is not available for an investment held by a Fund or is determined to be unreliable, the investment will be valued by the Adviser at fair value pursuant to procedures established by the Adviser and approved by the Board (as described below).
The Adviser uses pricing information provided by Cboe to assist it in determining the fair value of FLEX Options held by the Funds. Cboe, in turn, uses an equity option valuation model that takes into consideration, among other factors, the calculated volatility value of an option and the reference asset (i.e., the S&P 500 Price Index), the time between the effective date of the option and its expiration, and the agreed upon strike price. All inputs used by Cboe in valuing the FLEX Options are considered observable market inputs.
Fair Value Pricing
The Adviser has been designated by the Board as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been de-listed or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, a Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act and the rules thereunder limit investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with such Fund.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions
Each Fund intends to pay out dividends in cash, if any, and distribute any net realized capital gains to its shareholders at least annually. Each Fund will declare and pay capital gain distributions in cash, if any. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Taxes
The following discussion is a summary of certain important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws. This summary does not apply to Shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to Shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.
Each Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on an Exchange, and when you purchase or redeem Creation Units (APs only).
Tax Treatment of the Options
A Fund’s investments in offsetting positions with respect to the S&P 500 Price Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by a Fund were treated as straddles for federal income tax purposes, or a Fund’s risk of loss with respect to a position was otherwise diminished as set forth in applicable Treasury regulations, dividends on stocks that are part of such positions would not constitute qualified dividend subject to such favorable income tax treatment for shareholders that are individuals and would not be eligible for the dividends received deduction for corporate shareholders. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.
The tax consequences of straddle transactions to a Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if a Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.
The FLEX Options included in the Funds’ portfolios are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause a Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, a Fund must distribute at least 90% of its income annually. If the Options are subject to Section 1256 of the Code and a Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. On the other hand, positions that are subject to the Section 1256 of the Code mark-to-market rules statutorily produce gain or loss that is 60% long-term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 of the Code are not subject to the straddle rules discussed above. Thus, positions subject to Section 1256 of the Code may force a Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules.
Taxes on Distributions
Each Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains income. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.
Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. A Fund’s option strategy may prevent its income from being eligible for treatment as qualified dividend income in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders.
The determination of the value and the identity of the issuer of certain derivative investments are often unclear for purposes of the “asset test” (described in the section entitled “Federal Income Taxes” in the SAI). Each Fund intends to carefully monitor such investments to ensure that it is adequately diversified under the “asset test.” However, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the Fund’s determination of the “asset test” with respect to such derivatives.
Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from a Fund.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).
You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your Shares from non-U.S. shareholders generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.
A Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.
Taxes When Shares Are Sold on the Exchange
Provided that a shareholder holds Shares as capital assets, any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether the wash sales rule applies and when a loss might be deductible.
A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. A Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Net Investment Income Tax
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION PLAN
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
Information regarding how often each Fund’s Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its NAV is available on the Funds’ website at www.true-shares.com.
ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.
Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.
FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Fund’s financial performance since the Fund commenced operations. Certain information reflects financial results for a single Fund share. The total returns in each Fund’s table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

TrueShares Structured Outcome ETFs
Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations			Less Distributions Paid From:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net Investment Income	Net realized gains	Total distributions paid
TrueShares Structured Outcome (July) ETF
For the year 01/01/2023 - 12/31/2023	$31.84	1.15	4.51	5.66	(1.30)	—	(1.30)
For the year 01/01/2022 - 12/31/2022	$35.21	0.16	(3.51)	(3.35)	(0.02)	—	(0.02)
For the year 01/01/2021 - 12/31/2021	$29.20	(0.25)	6.25	6.00	—	—	—
For the period 7/01/2020(7) - 12/31/2020	$25.00	(0.09)	4.29	4.20	—	—	—
TrueShares Structured Outcome (August) ETF
For the year 01/01/2023 - 12/31/2023	$30.02	1.14	4.03	5.17	(1.16)	—	(1.16)
For the year 01/01/2022 - 12/31/2022	$33.70	0.16	(3.72)	(3.56)	(0.12)	—	(0.12)
For the year 01/01/2021 - 12/31/2021	$27.89	(0.24)	6.04	5.80	—	—	—
For the period 8/03/2020(7) - 12/31/2020	$25.00	(0.08)	2.96	2.88	—	—	—
TrueShares Structured Outcome (September) ETF
For the year 01/01/2023 - 12/31/2023	$29.43	1.00	4.22	5.22	(1.19)	—	(1.19)
For the year 01/01/2022 - 12/31/2022	$32.33	0.18	(2.88)	(2.70)	(0.20)	—	(0.20)
For the year 01/01/2021 - 12/31/2021	$26.63	(0.23)	5.94	5.71	—	(0.02)	(0.02)
For the period 9/01/2020(7) - 12/31/2020	$25.00	(0.06)	1.68	1.62	—	—	—
TrueShares Structured Outcome (October) ETF
For the year 01/01/2023 - 12/31/2023	$29.18	1.00	4.31	5.31	(1.09)	—	(1.09)
For the year 01/01/2022 - 12/31/2022	$32.75	0.14	(3.51)	(3.37)	(0.20)	—	(0.20)
For the year 01/01/2021 - 12/31/2021	$27.21	(0.23)	5.77	5.54	—	—	—
For the period 10/01/2020(7) - 12/31/2020	$25.00	(0.05)	2.26	2.21	—	—	—
(1)Per share net investment income (loss) was calculated using average shares outstanding.
(2)Annualized for periods less than one year.
(3)Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)Not annualized for periods less than one year.
(5)Excludes in-kind transactions associated with creations and redemptions of the Fund.
(6)The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.
(7)Commencement of operations.
(8)Less than $0.005.
(9)Includes interest expense of 0.01%.

TrueShares Structured Outcome ETFs
Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/Supplemental Data
Capital Share Transactions:					Ratios to Average Net Assets of:(2)
Transaction fees	Net Asset Value, End of Period	Total return, at NAV(3)(4)	Total return, at Market(3)(4)	Net assets, end of period (000’s)	Expenses	Net investment income (loss)	Portfolio turnover rate(4)(5)

0.01	$36.21	17.81%	17.65%	$13,036	0.79%	3.31%	0%
0.00(8)	$31.84	(9.50)%	(9.35)%	$11,939	0.79%	0.49%	0%
0.01	$35.21	20.56%	20.66%	$14,963	0.79%	(0.76)%	1307%
0.00(8)	$29.20	16.81%	16.55%	$6,571	0.79%	(0.68)%	0%

0.01	$34.04	17.25%	17.33%	$15,489	0.79%	3.51%	228%
0.00(8)	$30.02	(10.55)%	(10.42)%	$12,761	0.80% (9)	0.51%	134%
0.01	$33.70	20.83%	20.74%	$18,536	0.79%	(0.77)%	1297%
0.01	$27.89	11.57%	11.31%	$9,065	0.79%	(0.73)%	0%

0.00(8)	$33.46	17.72%	17.94%	$17,230	0.79%	3.15%	0%
0.00(8)	$29.43	(8.34)%	(8.51)%	$20,598	0.79%	0.60%	0%
0.01	$32.33	21.47%	21.83%	$25,861	0.79%	(0.76)%	1301%
0.01	$26.63	6.51%	6.08%	$10,651	0.79%	(0.73)%	0%

0.01	$33.41	18.23%	18.18%	$3,675	0.79%	3.19%	3%
0.00(8)	$29.18	(10.31)%	(10.23)%	$4,377	0.79%	0.48%	0%
0.00(8)	$32.75	20.37%	20.49%	$8,189	0.79%	(0.77)%	1021%
0.00(8)	$27.21	8.85%	8.57%	$4,082	0.79%	(0.73)%	0%

TrueShares Structured Outcome ETFs
Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations			Less Distributions Paid From:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net Investment Income	Net realized gains	Total distributions paid
TrueShares Structured Outcome (November) ETF
For the year 01/01/2023 - 12/31/2023	$30.07	1.20	4.27	5.47	(0.79)	—	(0.79)
For the year 01/01/2022 - 12/31/2022	$33.37	0.07	(3.30)	(3.23)	(0.07)	—	(0.07)
For the year 01/01/2021 - 12/31/2021	$27.62	(0.24)	6.14	5.90	—	(0.17)	(0.17)
For the period 11/02/2020(7) - 12/31/2020	$25.00	(0.03)	2.65	2.62	—	—	—
TrueShares Structured Outcome (December) ETF
For the year 01/01/2023 - 12/31/2023	$27.36	1.22	3.68	4.90	(0.39)	—	(0.39)
For the year 01/01/2022 - 12/31/2022	$30.43	(0.05)	(2.63)	(2.68)	—	(0.39)	(0.39)
For the year 01/01/2021 - 12/31/2021	$25.44	(0.21)	5.33	5.12	—	(0.14)	(0.14)
For the period 12/01/2020(7) - 12/31/2020	$25.00	(0.02)	0.46	0.44	—	—	—
TrueShares Structured Outcome (January) ETF
For the year 01/01/2023 - 12/31/2023	$25.77	0.95	3.92	4.87	(0.77)	—	(0.77)
For the year 01/01/2022 - 12/31/2022	$29.10	(0.08)	(3.20)	(3.28)	—	(0.05)	(0.05)
For the period 01/04/2021(7) - 12/31/2021	$25.00	(0.19)	5.61	5.42	—	(1.32)	(1.32)
TrueShares Structured Outcome (February) ETF
For the year 01/01/2023 - 12/31/2023	$27.04	1.01	4.58	5.59	(0.92)	(1.16)	(2.08)
For the year 01/01/2022 - 12/31/2022	$30.15	(0.02)	(3.09)	(3.11)	—	—	—
For the period 02/01/2021(7) - 12/31/2021	$25.00	(0.20)	5.35	5.15	—	—	—
TrueShares Structured Outcome (March) ETF
For the year 01/01/2023 - 12/31/2023	$24.77	0.88	4.19	5.07	(0.91)	(1.13)	(2.04)
For the year 01/01/2022 - 12/31/2022	$28.62	0.01	(3.67)	(3.66)	(0.01)	(0.18)	(0.19)
For the period 03/01/2021(7) - 12/31/2021	$25.00	(0.17)	4.48	4.31	—	(0.70)	(0.70)
(1)Per share net investment income (loss) was calculated using average shares outstanding.
(2)Annualized for periods less than one year.
(3)Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)Not annualized for periods less than one year.
(5)Excludes in-kind transactions associated with creations and redemptions of the Fund.
(6)The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.
(7)Commencement of operations.
(8)Less than $0.005.
(9)Includes interest expense of 0.01%.

TrueShares Structured Outcome ETFs
Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/Supplemental Data
Capital Share Transactions:					Ratios to Average Net Assets of:(2)
Transaction fees	Net Asset Value, End of Period	Total return, at NAV(3)(4)	Total return, at Market(3)(4)	Net assets, end of period (000’s)	Expenses	Net investment income (loss)	Portfolio turnover rate(4)(5)

0.01	$34.76	18.21%	18.07%	$18,073	0.79%	3.65%	0%
0.00(8)	$30.07	(9.66)%	(9.58)%	$9,772	0.79%	0.23%	0%
0.02	$33.37	21.40%	21.46%	$14,181	0.79%	(0.76)%	1302%
0.00(8)	$27.62	10.51%(6)	10.35%(6)	$1,381	0.79%	(0.75)%	0%

0.01	$31.88	17.97%	18.32%	$40,175	0.79%	4.02%	0%
0.00(8)	$27.36	(8.80)%	(8.94)%	$5,472	0.80% (9)	(0.17)%	0%
0.01	$30.43	20.17%	20.15%	$6,086	0.79%	(0.77)%	1286%
0.00(8)	$25.44	1.75%	1.72%	$5,723	0.79%	(0.74)%	0%

0.01	$29.88	18.91%	19.10%	$5,378	0.79%	3.40%	0%
0.00(8)	$25.77	(11.29)%	(11.43)%	$3,866	0.79%	(0.32)%	2899%
0.00(8)	$29.10	21.65%	21.66%	$2,182	0.79%	(0.77)%	0%

0.00(8)	$30.55	20.64%	20.66%	$3,665	0.79%	3.38%	0%
0.00(8)	$27.04	(10.30)%	(10.32)%	$2,704	0.79%	(0.09)%	1309%
0.00(8)	$30.15	20.58%	20.56%	$3,768	0.79%	(0.77)%	0%

0.00(8)	$27.80	20.45%	20.38%	$3,892	0.79%	3.25%	67%
0.00(8)	$24.77	(12.76)%	(12.70)%	$3,716	0.79%	0.03%	1280%
0.01	$28.62	17.24%	17.14%	$5,724	0.79%	(0.76)%	0%

TrueShares Structured Outcome ETFs
Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations			Less Distributions Paid From:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net Investment Income	Net realized gains	Total distributions paid
TrueShares Structured Outcome (April) ETF
For the year 01/01/2023 - 12/31/2023	$24.99	0.80	4.78	5.58	(0.86)	—	(0.86)
For the year 01/01/2022 - 12/31/2022	$28.40	0.14	(3.40)	(3.26)	(0.15)	—	(0.15)
For the period 04/01/2021(7) - 12/31/2021	$25.00	(0.16)	3.56	3.40	—	—	—
TrueShares Structured Outcome (May) ETF
For the year 01/01/2023 - 12/31/2023	$23.13	0.75	2.92	3.67	(0.72)	—	(0.72)
For the year 01/01/2022 - 12/31/2022	$27.09	0.13	(3.93)	(3.80)	(0.16)	—	(0.16)
For the period 05/03/2021(7) - 12/31/2021	$25.00	(0.13)	2.72	2.59	—	(0.51)	(0.51)
TrueShares Structured Outcome (June) ETF
For the year 01/01/2023 - 12/31/2023	$23.78	0.82	3.21	4.03	(1.10)	(0.48)	(1.58)
For the year 01/01/2022 - 12/31/2022	$27.45	0.11	(3.65)	(3.54)	(0.13)	—	(0.13)
For the period 06/01/2021(7) - 12/31/2021	$25.00	(0.12)	2.66	2.54	—	(0.09)	(0.09)
(1)Per share net investment income (loss) was calculated using average shares outstanding.
(2)Annualized for periods less than one year.
(3)Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)Not annualized for periods less than one year.
(5)Excludes in-kind transactions associated with creations and redemptions of the Fund.
(6)The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.
(7)Commencement of operations.
(8)Less than $0.005.
(9)Includes interest expense of 0.01%.

TrueShares Structured Outcome ETFs
Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/Supplemental Data
Capital Share Transactions:					Ratios to Average Net Assets of:(2)
Transaction fees	Net Asset Value, End of Period	Total return, at NAV(3)(4)	Total return, at Market(3)(4)	Net assets, end of period (000’s)	Expenses	Net investment income (loss)	Portfolio turnover rate(4)(5)

0.00(8)	$29.71	22.28%	22.23%	$5,050	0.79%	2.88%	0%
0.00(8)	$24.99	(11.47)%	(11.43)%	$5,624	0.79%	0.55%	1153%
0.00(8)	$28.40	13.59%	13.49%	$6,389	0.79%	(0.77)%	0%

0.00(8)	$26.08	15.87%	15.90%	$4,434	0.79%	3.02%	0%
0.00(8)	$23.13	(14.03)%	(13.99)%	$3,469	0.79%	0.54%	0%
0.01	$27.09	10.39%	10.17%	$5,417	0.79%	(0.77)%	0%

0.02	$26.25	17.02%	17.29%	$3,281	0.79%	3.22%	637%
0.00(8)	$23.78	(12.87)%	(12.97)%	$2,972	0.79%	0.46%	0%
0.00(8)	$27.45	10.13%	9.96%	$4,117	0.79%	(0.77)%	0%

TRUESHARES STRUCTURED OUTCOME ETFs

Adviser	TrueMark Investments, LLC 433 West Van Buren Street, 1150-E Chicago, Illinois 60607	Sub-Adviser	SpiderRock Advisors, LLC 300 South Wacker Drive, Suite 2840 Chicago, Illinois 60606
Transfer Agent and Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202	Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212	Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004-2541
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, Ohio 44115
Investors may find more information about the Funds in the following documents:
Statement of Additional Information: The Funds’ SAI provides additional details about the investments of the Funds and certain other additional information. The SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.
You can obtain free copies of these documents, request other information or make general inquiries about the Funds by contacting the Funds at c/o U.S. Bank Global Fund Services P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004.
Shareholder reports and other information about the Funds are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•Free of charge from the Funds’ Internet web site at www.true-shares.com; or
•For a fee, by e-mail request to publicinfo@sec.gov.
(SEC Investment Company Act File No. 811-23226)

JANZ	TRUESHARES STRUCTURED OUTCOME (JANUARY) ETF
FEBZ	TRUESHARES STRUCTURED OUTCOME (FEBRUARY) ETF
MARZ	TRUESHARES STRUCTURED OUTCOME (MARCH) ETF
APRZ	TRUESHARES STRUCTURED OUTCOME (APRIL) ETF
MAYZ	TRUESHARES STRUCTURED OUTCOME (MAY) ETF
JUNZ	TRUESHARES STRUCTURED OUTCOME (JUNE) ETF
JULZ	TRUESHARES STRUCTURED OUTCOME (JULY) ETF
AUGZ	TRUESHARES STRUCTURED OUTCOME (AUGUST) ETF
SEPZ	TRUESHARES STRUCTURED OUTCOME (SEPTEMBER) ETF
OCTZ	TRUESHARES STRUCTURED OUTCOME (OCTOBER) ETF
NOVZ	TRUESHARES STRUCTURED OUTCOME (NOVEMBER) ETF
DECZ	TRUESHARES STRUCTURED OUTCOME (DECEMBER) ETF

each a series of Listed Funds Trust
Listed on Cboe BZX Exchange, Inc.

STATEMENT OF ADDITIONAL INFORMATION
April 30, 2024

This Statement of Additional Information (the “SAI”) is not a prospectus and should be read in conjunction with the Prospectus of the series of Listed Funds Trust (the “Trust”) listed above (each, a “Fund,” and, collectively, the “Funds”), dated April 30, 2024, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at 1‑800‑617‑0004, visiting www.true-shares.com, or writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
The Funds’ audited financial statements for the most recent fiscal year are incorporated into this SAI by reference to the Funds’ most recent Annual Report to Shareholders (File No. 811-23226). You may obtain a copy of the Funds’ Annual Report at no charge by contacting the Funds at the address or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST
The Trust is an open-end management investment company consisting of multiple investment series. This SAI relates only to the Funds. The Trust was organized as a Delaware statutory trust on August 26, 2016. The Trust is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (together with the rules and regulations adopted thereunder, the “1940 Act”), as an open-end management investment company, and the offering of each Fund’s shares (collectively, the “Shares”) is registered under the Securities Act of 1933 (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”).
TrueMark Investments, LLC (“TrueMark” or the “Adviser”) serves as the Funds’ investment adviser and SpiderRock Advisors, LLC serves as the Funds’ sub-adviser (“SpiderRock” or the “Sub-Adviser”).
Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security or other instrument in a Fund’s portfolio. Shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares also are redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of each Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS
Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Diversification
Each Fund, with the exception of the May ETF and June ETF, is “diversified” within the meaning of the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, each Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of a Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of a Fund’s holdings is measured at the time the Fund purchases a security. However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in fewer issuers.
Non-Diversification
The May ETF and June ETF are classified as non-diversified investment companies under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its total assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The securities of a particular issuer may constitute a greater portion of each Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in a Fund’s portfolio.
Although the May ETF and June ETF are non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” (“RIC”) within the
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meaning of Subchapter M of the Code. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Funds and may make it less likely that the Funds will meet their investment objectives. To qualify as a RIC under the Code, a Fund must meet the Diversification Requirement described in the section titled “Federal Income Taxes” in this SAI.
General Risks
The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.
There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Cybersecurity Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber-attacks affecting a Fund or the Adviser, Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact a Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. A Fund also may incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks also are present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers and may cause a Fund’s investments in such portfolio companies to lose value.
Recent Events. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers experienced particularly large losses as a result of these disruptions. Although the immediate effects of the COVID-19 pandemic have dissipated, global markets and economies continue to contend with the ongoing and long-term impact of the COVID-19 pandemic and the resultant market volatility and economic disruptions. It is unknown how long events related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
Geopolitical tensions introduce uncertainty into global markets. Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth.
Similarly, escalations beginning in October 2023 of the ongoing Israel-Hamas conflict presents a potential risk for wider conflict that could negatively affect financial markets due to a myriad of interconnected factors. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. For example, the Red Sea crisis has led to disruption of international maritime trade and the global supply chain, which has had a direct impact on countries and regions that rely on such routes for the supply of energy and/or food and companies that typically ship goods or receive components by way of the Red Sea. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. Furthermore, the U.S.’s diplomatic ties and commitments in the region mean that it might become more directly involved, either diplomatically or militarily, diverting attention and resources. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, even if the Fund does not have direct exposure.
Description of Permitted Investments
The following are descriptions of the Funds’ permitted investments and investment practices and the associated risk factors. A Fund will only invest in any of the following instruments, or ETFs that invest in such instruments, or engage in any of the following
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investment practices if such investment or activity is consistent with that Fund’s investment objective and permitted by the Fund’s stated investment policies.
Borrowing. Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. A Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Funds’ portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Derivatives. Each Fund will use derivative instruments as part of its investment strategies. Rule 18f-4 under the 1940 Act imposes requirements on the use of certain derivatives, including futures, options and swaps, by a Fund that may oblige the Fund to make payments or incur additional obligations in the future. Rule 18f-4 imposes limits on the amount of leverage risk to which a Fund can be exposed through such transactions. If a Fund’s derivatives exposure is more than 10% of its net assets, it must apply a value-at-risk (“VaR”) test to limit its use of derivatives, establish and maintain a derivatives risk management program, and appoint a derivatives risk manager to implement such program.
New rules and regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The costs of derivatives transactions also may increase due to regulatory requirements imposed on clearing members, which may cause clearing members to raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. Certain aspects of these regulations are still being implemented, so their potential impact on a Fund and the financial system are not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the mechanisms imposed under the regulations will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose a Fund to new kinds of risks and costs.
Swap Agreements. A Fund may enter into swap agreements, including interest rate swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. Swap agreements may be used to hedge or achieve exposure to, for example, interest rates, and money market securities without actually purchasing such securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of such Fund’s investments and its share price.
Futures, Options, and Options on Futures Contracts. The Funds will enter into U.S. options and may enter into options on futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent a Fund uses futures and options, it will do so only in accordance with applicable requirements of the Commodity Exchange Act (“CEA”) and the rules thereunder.
With regard to the Funds, the Adviser will continue to claim relief from the definition of commodity pool operator (“CPO”) under revised U.S. Commodity Futures Trading Commission (“CFTC”) Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the Adviser may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to a Fund that enters into commodity futures, commodity options, or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the Shares of such Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options, or swaps. It is expected that each Fund will be able to operate pursuant to the limitations under the revised CFTC Rule 4.5 without materially adversely affecting its ability to achieve its investment objective. If, however, these limitations were to make it difficult for a Fund to achieve its investment objective in the future, the Trust may determine to operate such Fund as a regulated commodity pool pursuant to the Adviser’s CPO registration or to reorganize or close such Fund or to materially change such Fund’s investment objective and strategy.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size
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of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.
Utilization of futures and options on futures by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by a Fund as to anticipated trends, which predictions could prove to be incorrect.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the applicable Fund. The potential for loss related to writing options may be unlimited.
Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.
FLEX Options. The Funds may invest in Flexible Exchange Options (“FLEX Options”) which are customized index option contracts made available by the Cboe Options Exchange (“Cboe”). FLEX Options allow a Fund to customize contract terms to more closely match the requirements of the investment strategy, versus what could be obtained by using standardized exchange-traded options. FLEX Options minimize counterparty credit risk, as the Options Clearing Corporation (the “OCC”, or the “Clearinghouse”) is the issuer and guarantor of all FLEX Options contracts.
The FLEX Options utilized by the Funds generally have a term of up to one year and are based upon the returns of an index or exchange-traded fund (“ETF”) that tracks the performance of the large capitalization segment of the U.S. equity market. As with more traditional options, FLEX Options are derivative instruments that allow for the use of economic leverage without incurring risk beyond the amount of premium and related fees paid for the FLEX Option.
FLEX Options are cash-settled instruments. Upon the expiration of an in-the-money FLEX Option, a Fund receives a cash payment from the Clearinghouse, which is based on the difference in the value of the index and the predetermined strike price. FLEX Options that expire out-of-the-money will expire worthless and at no time will a fund or its shareholders be exposed to a risk of loss in excess of the premium. FLEX Options may also be sold prior to their expiration date, through open-outcry trading on the trading floor of Cboe.
Equity Securities. Equity securities, such as the common stock of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio also may cause the value of such Fund’s Shares to decline.
An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
Types of Equity Securities:
Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks — Preferred stocks also are units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
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Real Estate Investment Trusts (“REITs”) — A REIT is a corporation or business trust (that would otherwise be taxed as a corporation for U.S. federal income tax purposes) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.
REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of such Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors also may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Smaller Companies — The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Tracking Stocks — The Funds may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
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ETFs. The Funds may invest in shares of other investment companies (including exchange-traded funds (“ETFs”)). As the shareholder of another ETF, a Fund would bear, along with other shareholders, its pro rata portion of the other ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses each Fund pays in connection with its own operations. A Fund’s investments in other ETFs may be limited by applicable law.
Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on investments in ETFs. ETFs also carry the risk that the price a Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of a Fund’s NAV. The Funds may also invest in ETFs and other investment companies that seek to return the inverse of the performance of an underlying index on a daily, monthly, or other basis, including inverse leveraged ETFs.
Fixed Income Securities. A Fund may invest directly or indirectly in fixed income securities. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, fixed income security prices rise when interest rates fall and fall when interest rates rise. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, a Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.
Fixed income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed income securities resulting from the inverse relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value.
A number of factors, including changes in a central bank’s monetary policies or general improvements in the economy, may cause interest rates to rise. Fixed income securities with longer durations are more sensitive to interest rate changes than securities with shorter durations, making them more volatile. This means their prices are more likely to experience a considerable reduction in response to a rise in interest rates.
Fixed-Income Securities Ratings. The nationally recognized statistical rating organizations (“NRSROs”) publish ratings based upon their assessment of the relative creditworthiness of the rated fixed-income securities. Generally, a lower rating indicates higher credit risk, and higher yields are ordinarily available from fixed-income securities in the lower rating categories to compensate investors for the increased credit risk. Any use of credit ratings in evaluating fixed-income securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal, typically relying to a large extent on historical data. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect to risk of fluctuations in market value of the fixed-income security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a fixed-income obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including the arranger or issuer of the security that normally pays for that rating, and a low rating might affect future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating. Additionally, legislation has been enacted in an effort to reform rating agencies. Rules have also been adopted by the SEC to require rating agencies to provide additional disclosure and reduce conflicts of interest, and further reform has been proposed. It is uncertain how such legislation or additional regulation might impact the ratings agencies business and the Adviser’s investment process.
Illiquid Investments. A Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of the Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and the Fund’s policies and procedures.
A Fund may not be able to sell illiquid securities when the Adviser or Sub-Adviser, as applicable, considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.
Investment Company Securities. The Funds may invest in the securities of other investment companies, including ETFs and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and the rules thereunder. Pursuant to
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Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of such Fund) having an aggregate value in excess of 10% of the value of the total assets of the applicable Fund. Under certain circumstances, including in compliance with Rule 12d1-4 under the 1940 Act, the Funds may invest its assets in securities of investment companies, including money market funds, in excess of the limits discussed above.
Investing in another pooled vehicle exposes a Fund to all the risks of that pooled vehicle. In addition, if a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Repurchase Agreements. Each Fund may invest in repurchase agreements with commercial banks, brokers, or dealers to generate income from its excess cash balances and to invest in securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the applicable Fund and is unrelated to the interest rate on the underlying instrument.
In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.
The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will, for all of its reverse repurchase agreements, either (i) consistent with Section 18 of the 1940 Act, maintain asset coverage of at least 300% of the value of the repurchase agreement or (ii) treat the reverse repurchase agreement as a derivatives transaction for purposes of Rule 18f-4, including, as applicable, the VaR-based limit on leverage risk.
Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Money Market Instruments. A Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Other Short-Term Instruments. The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A‑1” by S&P or, if unrated, of comparable quality as
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determined by the Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Securities Lending. Each Fund may lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of each Fund’s loans permit it to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the applicable Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Funds may pay fees to arrange for securities loans.
The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the applicable Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, a Fund will have to cover the loss when repaying the collateral.
Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of a Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.
U.S. Government Securities. Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass- through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi- annually and repay the principal at maturity.
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On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including a Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. In August 2023, Fitch Ratings also downgraded its U.S. debt rating from AAA to AA+, citing expected fiscal deterioration over the next three years and repeated down-to-the-wire debt ceiling negotiations. While Moody’s sovereign credit rating for the U.S. remains AAA, the agency changed the outlook from stable to negative in November 2023, signaling an increased risk of the potential for a downgrade.
An increase in national debt levels also may necessitate the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. Future downgrades could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.
When-Issued Securities
A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership.
INVESTMENT RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the applicable Fund present at the meeting if the holders of more than 50% of such Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the applicable Fund.
Except with the approval of a majority of the outstanding voting securities, the Funds may not:
1.Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), registered investment companies, repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.(All Funds except MAYZ and JUNZ) With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.*
3.Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
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4.Make loans, except to the extent permitted under the 1940 Act.
5.Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent a Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.
6.Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
7.Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
*For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective depositary receipt.
The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:
Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).
Senior Securities. For purposes of fundamental policy no. 2 above, senior securities may include any obligation or instrument constituting a security issued by a Fund and evidencing indebtedness or a future payment obligation. The 1940 Act generally prohibits funds from issuing senior securities other than borrowing from a bank subject to specific asset coverage requirements. The 1940 Act prohibitions and restrictions on the issuance of senior securities are designed to protect shareholders from the potentially adverse effects of a fund’s issuance of senior securities, including, in particular, the risks associated with excessive leverage of a fund’s assets. Certain types of derivatives give rise to future payment obligations and therefore, also may be considered to be senior securities. Rule 18f-4 under the 1940 Act permits funds that comply with the conditions therein to enter into certain types of derivatives transactions notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act. To the extent consistent with its investment strategies, a Fund may invest in derivatives in compliance with the conditions set forth in Rule 18f-4 under the 1940 Act.
Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.
Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.
Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.
EXCHANGE LISTING AND TRADING
Shares are listed for trading and trade throughout the day on the Exchange.
There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained, including compliance with Rule 6c-11(c) under the 1940 Act; (ii) if, following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of such Fund; or (iii) if such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.
MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and its series are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.
The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Sub-Adviser, the Distributor, or the Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations,
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shareholder services, investment performance or reputation of a Fund. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.
The Board’s role in risk oversight begins before the inception of the Funds, at which time certain of the Funds’ service providers present the Board with information concerning the investment objectives, strategies and risks of the Funds as well as proposed investment limitations for the Funds. Additionally, the Adviser and the Sub-Adviser provide the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function of various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Sub-Adviser, and other service providers such as the Funds’ independent registered public accounting firm, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.
The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and the Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Advisory Agreement (defined below) with the Adviser, and the Sub-Advisory Agreement with the Sub-Adviser, the Board or its designee may meet with the Adviser and/or the Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and the Sub-Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments, including, for example, portfolio holdings schedules.
The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser or Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Funds’ independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.
From their review of these reports and discussions with the Adviser and the Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser, the Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.
Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). The Chairman of the Board, Paul R. Fearday, is an interested person of the Trust as that term is defined in the 1940 Act.
The Board is comprised of a super-majority (75 percent) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as
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a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved charter. The Trust has not designated a lead Independent Trustee but has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a super-majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.
Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John L. Jacobs Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017**	Chairman of VettaFi, LLC (since June 2018); Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Executive Director of Center for Financial Markets and Policy (2016–2022); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (2015–2022)	53	Independent Trustee, TEMA ETF Trust (since 2023) (1 portfolio); NEOS ETF Trust (since 2021) (3 portfolios); Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (2 portfolios); Independent Trustee, Horizons ETF Trust I (2015-2019)
Koji Felton Year of birth: 1961	Trustee	Indefinite term; since 2019	Retired; formerly Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015)	53	Independent Trustee, Series Portfolios Trust (since 2015) (19 portfolios)
Pamela H. Conroy Year of birth: 1961	Trustee and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008)	53	Independent Trustee, Frontier Funds, Inc. (since 2020) (4 portfolios)
Interested Trustee***
Paul R. Fearday, CPA Year of birth: 1979	Trustee and Chairman	Indefinite term; since 2019	Senior Vice President, U.S. Bank, N.A. (since 2022); Senior Vice President, U.S. Bancorp Fund Services, LLC (2008–2022)	53	None
*    The Trust is the only registered investment company in the Fund Complex.
**    Mr. Jacobs began serving as a Trustee when the Trust was known by its former name, Active Weighting Funds ETF Trust.
***    Mr. Fearday is deemed to be an “interested person” of the Trust under the 1940 Act by reason of his position with the parent company of the Trust’s administrator, U.S. Bancorp Fund Services, LLC, which also provides other third-party services to the Trust.
Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.
The Trust has concluded that Mr. Jacobs should serve as a Trustee because of his substantial industry experience. He most recently served as the CEO of Q3 Advisors, LLC and as the Distinguished Policy Fellow and Executive Director of the Center for Financial Markets and Policy, and as Adjunct Professor of Finance at the McDonough School of Business at Georgetown University. He also served as Senior Advisor and principal consultant to Nasdaq’s CEO and President. Mr. Jacobs has been determined to qualify as an Audit Committee Financial Expert for the Trust.
The Trust has concluded that Mr. Felton should serve as a Trustee because of his substantial industry experience, including over two decades working in the asset management industry providing legal, regulatory compliance, governance and risk management advice to registered investment companies, their advisers and boards. Prior to that, he gained experience and perspective as a regulator while serving as an enforcement attorney and branch chief for the SEC. He also represented public companies and their boards of directors
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in securities class actions, derivative litigation and SEC investigations as a litigation associate at a national law firm. Mr. Felton currently serves as an independent trustee and chair of the nominating and governance committee of a mutual fund complex.
The Trust has concluded that Ms. Conroy should serve as a Trustee because of her substantial industry experience, including over 25 years of achievements at both a large, multi-location financial institution as well as a small, entrepreneurial firm. She has expertise in all facets of portfolio accounting, securities processing, trading operations, marketing, as well as legal and compliance.
The Trust has concluded that Mr. Fearday should serve as Trustee because of the experience he gained as a senior officer of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, since 2008, and in his past role with a national audit firm.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the series of the Trust.
Board Committees. The Board has established the following standing committees of the Board:
Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Funds’ independent registered public accounting firm and when and whether to terminate this relationship, as necessary; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Funds’ independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Funds’ audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Funds’ independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Funds’ financial statements; and other audit related matters. During the fiscal year ended December 31, 2023, the Audit Committee met five times.
The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).
Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating and Governance Committee is to consider, recommend and nominate candidates to fill vacancies on the Board, if any. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee meets periodically, as necessary. During the fiscal year ended December 31, 2023, the Nominating and Governance Committee met one time.
Principal Officers of the Trust
The officers of the Trust conduct and supervise the Trust’s and each Fund’s daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Additional information about each officer of the Trust is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Gregory C. Bakken Year of birth: 1983	President and Principal Executive Officer	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2006)
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005)
Kacie G. Briody Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021)
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Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Rachel A. Spearo Year of birth: 1979	Interim Secretary	Indefinite term, November 2023	Vice President (since 2021), Vice President (2004 to 2019), U.S. Bancorp Fund Services, LLC
Christi C. Powitzky Year of birth: 1974	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, July 2022	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Principal Consultant, ACA Group (2021 to 2022); Lead Manager, Communications Compliance, T. Rowe Price Investment Services, Inc. (2018 to 2021)
Jay S. Fitton Year of birth: 1970	Assistant Secretary	Indefinite term, May 2023	Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019 to 2022); Partner, Practus, LLP (2018 to 2019)
Trustee Ownership of Shares. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “Exchange Act”).
As of December 31, 2023, no Trustee or officer of the Trust owned Shares of the Funds or any other fund within the Trust’s Fund Complex.
Board Compensation. Each Independent Trustee receives an annual stipend of $110,000 (prior to January 1, 2024, $85,000) and reimbursement for all reasonable travel expenses relating to their attendance at Board Meetings. The chair of the Audit Committee receives an annual stipend of $5,000 and the chair of the Nominating and Governance Committee receives an annual stipend of $2,500. The Interested Trustee is not compensated for his service as a Trustee. Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Trustee compensation disclosed in the table does not include reimbursed reasonable travel expenses relating to their attendance at Board Meetings. The following table shows the compensation earned by each Trustee during the fiscal year ended December 31, 2023.

Name	Aggregate Compensation From the Trust	Total Compensation From Fund Complex* Paid to Trustees
Interested Trustee
Paul R. Fearday	$0	$0
Independent Trustees
John L. Jacobs	$90,000	$90,000
Koji Felton	$85,000	$85,000
Pamela H. Conroy	$87,500	$87,500
*    The Trust is the only registered investment company in the Fund Complex.
PRINCIPAL SHAREHOLDERS, CONTROL PERSONS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a fund. As of April 1, 2024, no Trustees and officers of the Trust owned Shares of the Funds, and the following shareholders were considered to be principal shareholders and control persons of each Fund:
TrueShares Structured Outcome (January) ETF

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	44.63%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	34.84%	Record
Interactive Brokers LLC One Pickwick Plaza Greenwich, CT 06830	12.15%	Record
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TrueShares Structured Outcome (February) ETF

Name and Address	% Ownership	Type of Ownership
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	24.35%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	24.30%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281	17.03%	Record
Wedbush Securities 1000 Wilshire Blvd. Los Angeles, CA 90017	16.87%	Record
Interactive Brokers LLC One Pickwick Plaza Greenwich, CT 06830	12.32%	Record
TrueShares Structured Outcome (March) ETF

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	59.51%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281	22.40%	Record
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	14.17%	Record
TrueShares Structured Outcome (April) ETF

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	75.16%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	18.88%	Record
TrueShares Structured Outcome (May) ETF

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	56.94%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	27.68%	Record
Goldman Sachs & Co., LLC 200 West Street New York, NY 10282	11.35%	Record
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TrueShares Structured Outcome (June) ETF

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	43.80%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281	34.35%	Record
Goldman Sachs & Co., LLC 200 West Street New York, NY 10282	13.16%	Record
TrueShares Structured Outcome (July) ETF

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	53.72%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281	14.23%	Record
Interactive Brokers LLC One Pickwick Plaza Greenwich, CT 06830	11.07%	Record
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	9.74%	Record
TrueShares Structured Outcome (August) ETF

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	41.17%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	33.93%	Record
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	9.62%	Record
Goldman Sachs & Co., LLC 200 West Street New York, NY 10282	6.35%	Record
Interactive Brokers LLC One Pickwick Plaza Greenwich, CT 06830	5.15%	Record
TrueShares Structured Outcome (September) ETF

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	62.10%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281	23.59%	Record
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TrueShares Structured Outcome (October) ETF

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	42.58%	Record
Interactive Brokers LLC One Pickwick Plaza Greenwich, CT 06830	21.62%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281	17.68%	Record
Goldman Sachs & Co., LLC 200 West Street New York, NY 10282	14.58%	Record
TrueShares Structured Outcome (November) ETF

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	47.93%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281	44.86%	Record
Interactive Brokers LLC One Pickwick Plaza Greenwich, CT 06830	5.11%	Record
TrueShares Structured Outcome (December) ETF

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	60.55%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	37.18%	Record
CODES OF ETHICS
The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which also may be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, the Adviser, or the Sub-Adviser.
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at https://www.sec.gov.
PROXY VOTING POLICIES
The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has engaged Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Adviser on the voting of proxies relating to securities held by each Fund and has adopted the ISS Proxy Voting Guidelines as part of the Adviser’s proxy voting policies (the “Proxy Voting Policies”) for such purpose. A copy of the ISS Proxy Voting Guidelines is set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds.
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When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 800-617-0004, and (2) on the SEC’s website at https://www.sec.gov.
INVESTMENT MANAGEMENT
Investment Adviser
TrueMark Investments, LLC, a Delaware limited liability company located at 433 West Van Buren Street, 1150-E, Chicago, Illinois 60607, serves as the investment adviser to the Funds. The Adviser is controlled by TrueMark Group, LLC, which in turn is controlled by Michael Loukas.
The Adviser arranges for sub-advisory, transfer agency, custody, fund administration, distribution, and all other services necessary for each Fund to operate. The Adviser oversees the day-to-day operations of the Funds, subject to the general supervision and oversight of the Board and the officers of the Trust. The Adviser, in addition to maintaining its overall responsibility to manage the Funds, oversees the investment and reinvestment of the assets of the Funds by the Sub-Adviser, in accordance with the investment objectives, policies, and limitations of the Funds. For the services it provides to each Fund, the Adviser is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.79% of the Funds’ average daily net assets.
Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Advisory Agreement”), the Adviser has agreed to pay all expenses of the Funds except the fee payable to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b‑1) fees and expenses (if any). The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives from the Funds.
The table below shows advisory fees paid by the Funds for the fiscal period ended December 31, as applicable to each Fund:

Fund	2023	2022	2021
TrueShares Structured Outcome (January) ETF	$28,427	$34,562	$23,955(1)
TrueShares Structured Outcome (February) ETF	$25,730	$26,127	$18,908(2)
TrueShares Structured Outcome (March) ETF	$30,863	$39,827	$45,105(3)
TrueShares Structured Outcome (April) ETF	$40,019	$47,286	$31,110(4)
TrueShares Structured Outcome (May) ETF	$31,801	$35,081	$34,760(5)
TrueShares Structured Outcome (June) ETF	$33,885	$28,873	$19,274(6)
TrueShares Structured Outcome (July) ETF	$110,780	$104,691	$90,856
TrueShares Structured Outcome (August) ETF	$119,162	$121,115	$103,873
TrueShares Structured Outcome (September) ETF	$152,966	$188,713	$119,061
TrueShares Structured Outcome (October) ETF	$29,858	$48,877	$40,483
TrueShares Structured Outcome (November) ETF	$88,862	$94,974	$34,265
TrueShares Structured Outcome (December) ETF	$110,589	$53,905	$31,622
(1) For the fiscal period January 4, 2021 (commencement of operations) through December 31, 2021.
(2) For the fiscal period February 1, 2021 (commencement of operations) through December 31, 2021.
(3) For the fiscal period March 1, 2021 (commencement of operations) through December 31, 2021.
(4) For the fiscal period April 1, 2021 (commencement of operations) through December 31, 2021.
(5) For the fiscal period May 3, 2021 (commencement of operations) through December 31, 2021.
(6) For the fiscal period June 1, 2021 (commencement of operations) through December 31, 2021.
Investment Sub-Adviser
SpiderRock Advisors, LLC, a Delaware limited liability company located at 300 South Wacker Drive Suite 2840, Chicago, Illinois 60606, serves as the sub-adviser to the Funds. The Sub-Adviser is an SEC-registered investment adviser formed in 2014. The Sub-Adviser’s primary shareholders are Eric Metz, SpiderRock Holdings, LLC, Web Holdings, LLC, David Donnelly, and Bruce Mumford. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser shares responsibility with the Adviser for the day-to-day management of the Funds, trading portfolio securities on behalf of a Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing, subject to the supervision of the Adviser and the Board.
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The table below shows sub-advisory fees paid by the Adviser for the fiscal period ended December 31, as applicable to each Fund:

Fund	2023	2022	2021
TrueShares Structured Outcome (January) ETF	$8,165	$32,992	$10,354(1)
TrueShares Structured Outcome (February) ETF	$8,067	$29,232	$8,115(2)
TrueShares Structured Outcome (March) ETF	$9,869	$31,566	$19,359(3)
TrueShares Structured Outcome (April) ETF	$12,668	$31,981	$13,353(4)
TrueShares Structured Outcome (May) ETF	$9,954	$31,337	$15,041(5)
TrueShares Structured Outcome (June) ETF	$11,572	$29,238	$8,272(6)
TrueShares Structured Outcome (July) ETF	$31,221	$29,258	$38,996
TrueShares Structured Outcome (August) ETF	$37,670	$30,183	$44,583
TrueShares Structured Outcome (September) ETF	$50,122	$27,386	$51,102
TrueShares Structured Outcome (October) ETF	$9,785	$26,755	$17,376
TrueShares Structured Outcome (November) ETF	$23,830	$26,803	$14,707
TrueShares Structured Outcome (December) ETF	$17,949	$26,071	$13,572
(1) For the fiscal period January 4, 2021 (commencement of operations) through December 31, 2021.
(2) For the fiscal period February 1, 2021 (commencement of operations) through December 31, 2021.
(3) For the fiscal period March 1, 2021 (commencement of operations) through December 31, 2021.
(4) For the fiscal period April 1, 2021 (commencement of operations) through December 31, 2021.
(5) For the fiscal period May 3, 2021 (commencement of operations) through December 31, 2021.
(6) For the fiscal period June 1, 2021 (commencement of operations) through December 31, 2021.
PORTFOLIO MANAGERS
The Funds are managed by Eric Metz and Fred Sloneker of SpiderRock (together, the “Portfolio Managers”). This section includes information about the Portfolio Managers, including information about compensation, other accounts managed, and the dollar range of Shares owned.
Share Ownership
The Funds are required to show the dollar ranges of the portfolio managers’ “beneficial ownership” of Shares of each Fund as of the end of the most recently completed fiscal year or a more recent date for a new portfolio manager. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of December 31, 2023, the Portfolio Managers owned the following amounts of Shares of the Funds:

	Eric Metz	Fred Sloneker
TrueShares Structured Outcome (January) ETF	$50,001 - $100,000	—
TrueShares Structured Outcome (February) ETF	—	—
TrueShares Structured Outcome (March) ETF	—	—
TrueShares Structured Outcome (April) ETF	—	—
TrueShares Structured Outcome (May) ETF	—	—
TrueShares Structured Outcome (June) ETF	$1 - $10,000	—
TrueShares Structured Outcome (July) ETF	$50,001 - $100,000	—
TrueShares Structured Outcome (August) ETF	—	—
TrueShares Structured Outcome (September) ETF	—	—
TrueShares Structured Outcome (October) ETF	$10,001 - $50,000	—
TrueShares Structured Outcome (November) ETF	—	—
TrueShares Structured Outcome (December) ETF	—	—
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Other Accounts
In addition to the Funds, the Portfolio Managers co-managed the following other accounts for the Sub-Adviser as of December 31, 2023, none of which were subject to a performance fee.

Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
12	$135.4 million	6	$117.8 million	1886	$4.3 billion
Compensation
Each portfolio manager receives a fixed salary and discretionary bonus not tied to the performance of the Funds.
Description of Material Conflicts of Interest
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser and Sub-Adviser each has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.
DISTRIBUTOR
The Trust and Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Shares of each Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).
The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by a Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of a Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.
Such compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker
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or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.
If you have any additional questions, please call 1-800-617-0004.
Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of a Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.
TRANSFER AGENT AND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and administrator.
Pursuant to a fund servicing agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.
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The Adviser was responsible for paying the amounts in the table below to Fund Services for the fiscal period ended December 31, as applicable to each Fund:

Fund	2023	2022	2021
TrueShares Structured Outcome (January) ETF	$66,673	$62,846	$58,089(1)
TrueShares Structured Outcome (February) ETF	$66,673	$62,863	$52,261(2)
TrueShares Structured Outcome (March) ETF	$66,684	$62,863	$46,659(3)
TrueShares Structured Outcome (April) ETF	$63,138	$62,846	$41,571(4)
TrueShares Structured Outcome (May) ETF	$66,684	$62,859	$36,642(5)
TrueShares Structured Outcome (June) ETF	$44,203	$42,042	$31,835(6)
TrueShares Structured Outcome (July) ETF	$44,203	$42,041	$62,015
TrueShares Structured Outcome (August) ETF	$44,203	$42,042	$62,029
TrueShares Structured Outcome (September) ETF	$44,203	$42,123	$62,033
TrueShares Structured Outcome (October) ETF	$44,203	$42,030	$62,032
TrueShares Structured Outcome (November) ETF	$44,203	$42,099	$62,037
TrueShares Structured Outcome (December) ETF	$44,190	$42,168	$62,039
(1) For the fiscal period January 4, 2021 (commencement of operations) through December 31, 2021.
(2) For the fiscal period February 1, 2021 (commencement of operations) through December 31, 2021.
(3) For the fiscal period March 1, 2021 (commencement of operations) through December 31, 2021.
(4) For the fiscal period April 1, 2021 (commencement of operations) through December 31, 2021.
(5) For the fiscal period May 3, 2021 (commencement of operations) through December 31, 2021.
(6) For the fiscal period June 1, 2021 (commencement of operations) through December 31, 2021.
CUSTODIAN
Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Funds’ assets. The Custodian holds and administers the assets in each Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004-2541, serves as legal counsel for the Trust.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Funds.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day a Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the facilities of the National Securities Clearing Corporation (“NSCC”).
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in the applicable Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the applicable Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at
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least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units— Creation Transaction Fee” and “—Redemption Transaction Fee”, each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute a Fund’s portfolio transactions in connection with such orders.
The Sub-Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of
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brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.
The Sub-Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of each Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund. The primary consideration is prompt execution of orders at the most favorable net price.
A Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
The table below shows the aggregate brokerage commissions paid by the Funds for the fiscal period ended December 31, as applicable to each operational Fund:

Fund	2023	2022	2021
TrueShares Structured Outcome (January) ETF	$2,355	$585	$5,841(1)
TrueShares Structured Outcome (February) ETF	$282	$5,571	$616(2)
TrueShares Structured Outcome (March) ETF	$245	$6,157	$2,368(3)
TrueShares Structured Outcome (April) ETF	$325	$5,681	$1,125(4)
TrueShares Structured Outcome (May) ETF	$255	$5,606	$1,901(5)
TrueShares Structured Outcome (June) ETF	$1,519	$192	$476(6)
TrueShares Structured Outcome (July) ETF	$6,777	$1,202	$4,650
TrueShares Structured Outcome (August) ETF	$7,281	$952	$4,020
TrueShares Structured Outcome (September) ETF	$9,755	$2,113	$4,021
TrueShares Structured Outcome (October) ETF	$7,925	$621	$2,959
TrueShares Structured Outcome (November) ETF	$1,599	$1,025	$4,572
TrueShares Structured Outcome (December) ETF	$16,730	$522	$5,557
(1) For the fiscal period January 4, 2021 (commencement of operations) through December 31, 2021.
(2) For the fiscal period February 1, 2021 (commencement of operations) through December 31, 2021.
(3) For the fiscal period March 1, 2021 (commencement of operations) through December 31, 2021.
(4) For the fiscal period April 1, 2021 (commencement of operations) through December 31, 2021.
(5) For the fiscal period May 3, 2021 (commencement of operations) through December 31, 2021.
(6) For the fiscal period June 1, 2021 (commencement of operations) through December 31, 2021.
Directed Brokerage. For the fiscal year ended December 31, 2023, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Sub-Adviser.
Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the
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Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. For the fiscal years ended December 31, 2023, December 31, 2022 and December 31, 2021, the Funds did not pay brokerage commissions to any registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Advisers, or the Distributor.
Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers or dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of a Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares. For the fiscal period ended December 31, 2023, the Funds did not hold any securities of their “regular broker dealers.”
PORTFOLIO TURNOVER RATES
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
For the fiscal period ended December 31, the remaining Funds’ portfolio turnover rates were:

Fund	2023	2022
TrueShares Structured Outcome (January) ETF	0%	2,899%
TrueShares Structured Outcome (February) ETF	0%	1,309%
TrueShares Structured Outcome (March) ETF	67%	1,280%
TrueShares Structured Outcome (April) ETF	0%	1,153%
TrueShares Structured Outcome (May) ETF	0%	0%
TrueShares Structured Outcome (June) ETF	637%	0%
TrueShares Structured Outcome (July) ETF	0%	0%
TrueShares Structured Outcome (August) ETF	228%	134%
TrueShares Structured Outcome (September) ETF	0%	0%
TrueShares Structured Outcome (October) ETF	3%	0%
TrueShares Structured Outcome (November) ETF	0%	0%
TrueShares Structured Outcome (December) ETF	0%	0%
The significant increases or decreases in portfolio turnover rates experienced by the Funds listed in the table above are due to the maturities or expiration dates, at the time of acquisition, being one year or less, and such securities are excluded from portfolio turnover calculations.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to
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their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as described in the ensuing paragraphs. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the applicable Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
PURCHASE AND REDEMPTION OF CREATION UNITS
Each Fund issues and redeems its shares on a continuous basis, at NAV, only in a large, specified number of shares called a “Creation Unit,” either principally in-kind for securities or in cash for the value of such securities. The NAV of a Fund’s Shares is determined once each Business Day, as described below under “Determination of Net Asset Value.” The Creation Unit size may change. Authorized Participants will be notified of such change.
Purchase (Creation). The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at the NAV per share next determined after receipt, on any Business Day, of an order in proper form. The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day, Juneteenth Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Fund Deposit. Each Fund has adopted policies and procedures governing the process of constructing baskets of Deposit Securities (defined below), Fund Securities (defined below) and/or cash, and acceptance of the same (the “Basket Procedures”). The consideration for purchase of a Creation Unit of a Fund generally consists of either: (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in a Fund’s portfolio and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs may be recoverable from the purchaser of Creation Units.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash
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Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Funds, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently, 9:30 a.m., Eastern time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund may be changed from time to time by the Adviser, in accordance with the Basket Procedures, with a view to the investment objective of such Fund. Information regarding the Fund Deposit necessary for the purchase of a Creation Unit is made available to Authorized Participants and other market participants seeking to transact in Creation Unit aggregations. The composition of the Deposit Securities also may change in response to portfolio adjustments, interest payments and corporate action events.
The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash.
Cash Purchase. The Trust may at its discretion permit full or partial cash purchases of Creation Units of a Fund. When full or partial cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a creation transaction fee and non-standard charges, as may be applicable.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from a Fund, including custom orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. With respect to each Fund, the order cut-off time for orders to purchase Creation Units is 1:00 p.m. Central time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time for the Funds, or such earlier time as may be designated by the applicable Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, such Fund also will generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient
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time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the applicable Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to such Fund for losses, if any, resulting therefrom. The “Settlement Date” for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.
In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged and additional variable charge also may be applied, as described below. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units. Provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder, the Trust reserves the right to reject an order for
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Creation Units transmitted in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form or the Fund Deposit delivered does not consist of the securities the Custodian specified; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent, the Distributor and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units. Given the importance of the ongoing issuance of Creation Units to maintaining a market price that is at or close to the underlying NAV of a Fund, the Trust does not intend to suspend the acceptance of orders for Creation Units, unless it believes doing so would be in the best interests of the Fund.
All questions as to the number of shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Unit Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation unit transaction fee for a Fund is $300, regardless of the number of Creation Units created in the transaction. Each Fund may adjust the standard fixed creation unit transaction fee from time to time. The fixed creation fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the applicable Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order.
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently, 9:30 a.m., Eastern time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities
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that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or a combination thereof, as determined by the Trust in accordance with the Basket Procedures. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, and additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Cash Redemption. Full or partial cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds; custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund is $300 regardless of the number of Creation Units redeemed in the transaction. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the applicable Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Funds’ portfolio in a more tax efficient manner than could be achieved without such order.
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units of a Fund on any Business Day must be submitted in proper form to the Transfer Agent prior to 1:00 p.m. Central Time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.
The Trust may, in its discretion and in accordance with the Basket Procedures, exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form
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(minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund also may, in its sole discretion, and in accordance with the Basket Procedures, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
Because the portfolio securities of the Funds may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of the applicable Fund could be significantly affecting by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the applicable Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
DETERMINATION OF NET ASSET VALUE
NAV per Share for a Fund is computed by dividing the value of the net assets of the applicable Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
FLEX Options are valued by Cboe, which uses an equity option valuation model. The factors used in the option pricing model include the calculated volatility value of the custom option and the underlying reference asset, the time between the effective date of the option and its expiration, and the agreed upon strike price. All inputs used by the pricing service in valuing the FLEX Options are considered observable market inputs, as a market for the custom options is established by the clearinghouse as new FLEX Options are created. Fair value determinations may be required for a FLEX Option in the event a price cannot be obtained from an independent pricing service or, in the judgment of the Adviser, the price or value available does not represent the fair value of the instrument. Such fair value determinations will be made under guidelines established by the Board (as described below).
In calculating each Fund’s NAV per Share, the Funds’ investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Funds may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
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Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
Each Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the applicable Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the applicable Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain important U.S. federal income tax considerations generally affecting a Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning. In particular, it does not address tax consequences to investors subject to special rules, such as investors who hold Shares through individual retirement accounts (“IRAs”), 401(k)s, or other tax-advantaged accounts.
The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, foreign or local taxes.
Taxation of the Funds. Each Fund has elected and intends to qualify each year to be treated as a separate RIC under Subchapter M of the Code. As such, the Funds should not be subject to federal income taxes on their net investment income and capital gains, if any, to the extent that they timely distribute such income and capital gains to their shareholders. To qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and must meet several additional requirements. Among these requirements are the following: (i) at least the sum of 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of such Fund’s taxable year, such Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which such Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).
To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that such Fund’s non-qualifying income does not exceed 10% of its gross income.
Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered a separate entity in determining its
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treatment under the rules for RICs described herein, i.e., losses in one Fund do not offset gains in another. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.
If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to federal income tax at the regular 21% corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as dividends to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the applicable Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the applicable Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the applicable Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.
During the fiscal year ended December 31, 2023, the Funds had carryforward losses and post-October losses which will be carried forward indefinitely to offset future realized capital gains as follows:

Fund	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover	Post-October Losses
TrueShares Structured Outcome (January) ETF	$396,465	—	—
TrueShares Structured Outcome (February) ETF	—	—	—
TrueShares Structured Outcome (March) ETF	—	—	—
TrueShares Structured Outcome (April) ETF	$197,297	—	—
TrueShares Structured Outcome (May) ETF	$332,970	—	—
TrueShares Structured Outcome (June) ETF	—	—	—
TrueShares Structured Outcome (July) ETF	$39,161	—	—
TrueShares Structured Outcome (August) ETF	$304,539	—	—
TrueShares Structured Outcome (September) ETF	$361,847	—	—
TrueShares Structured Outcome (October) ETF	$338,378	—	—
TrueShares Structured Outcome (November) ETF	$1,137,580	$1,080	—
TrueShares Structured Outcome (December) ETF	$200,595	$13	—
A Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. The Funds intend to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax but can make no assurances that all such tax liability will
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be eliminated. For example, a Fund may receive delayed or corrected tax reporting statements from its investments that cause such Fund to accrue additional income and gains after such Fund has already made its excise tax distributions for the year. In such a situation, a Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, a Fund may in certain circumstances be required to liquidate Fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.
If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent that any such income or gains are not distributed. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
Taxation of Shareholders – Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.
Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which, subject to certain limitations and requirements, is taxable to non-corporate shareholders at rates of up to 20%.
Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an underlying fund taxable as a RIC or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. A Fund’s option strategy may significantly limit each Fund’s ability to report distributions as qualified dividend income.
Fund dividends will not be treated as qualified dividend income if a Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.
In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from other RICs and dividends distributed to a Fund from REITs are generally not eligible for the dividends received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends received deduction with respect to those Shares. A Fund’s option strategy may prevent each Fund’s income from being eligible for the dividends received deduction for corporate shareholders.
Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
Shareholders who have not held Shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of a Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to
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avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.
To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If a Fund’s distributions exceed its current and accumulated earnings and profits for the taxable year (as calculated for federal income tax purposes), all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Taxation of Shareholders – Sale or Exchange of Shares. A sale or exchange of Shares may give rise to a gain or loss for federal and state income tax purposes. Assuming a shareholder holds Shares as a capital asset, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares of a Fund are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of a Fund may limit the tax efficiency of the Fund. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted, under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or, on the basis that there has been no significant change in economic position.
Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the holder’s circumstances.
The Trust, on behalf of the Funds, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
Taxation of Shareholders – Net Investment Income Tax. U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Tax Treatment of Complex Securities. Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, may affect the
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character of gains and losses realized by the applicable Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the applicable Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the applicable Fund receiving cash with which to make distributions in amounts sufficient to enable the applicable Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. A Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the applicable Fund’s qualification for treatment as a RIC.
Certain derivative investments by a Fund, such as exchange-traded products and over-the-counter derivatives, may not produce qualifying income for purposes of the Qualifying Income Requirement described above, which must be met in order for a Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the Diversification Requirement described above. A Fund intends to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that it is adequately diversified under the Diversification Requirement. A Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with a Fund’s determination of the Diversification Requirement with respect to such derivatives. Failure to satisfy Diversification Requirement might also result from a determination by the IRS that financial instruments in which a Fund invests are not securities.
A Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the applicable Fund. These provisions may also require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the applicable Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.
Offsetting positions held by a Fund involving certain derivative instruments, such as options, forwards, and futures, as well as its long and short positions in portfolio securities, may be considered to constitute “straddles” for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to the straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that a Fund has unrealized gains with respect to the other positions in the straddle; (2) a Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and are non-Section 1256 Contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.
In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 Contracts. The straddle rules described above also do not apply if all the offsetting positions making up a straddle consist of one or more “qualified covered call options” and the stock to be purchased under the options and the straddle is not part of a larger straddle. A qualified covered call option is generally any option granted by a Fund to purchase stock it holds (or stock it acquires in connection with granting the option) if, among other things, (1) the option is traded on a national securities exchange that is registered with the SEC or other market the IRS determined has rules adequate to carry out the purposes of the applicable Code provision, (2) the option is granted more than 30 days before it expires, (3) the option is not a “deep-in-the-money option,” (4) such option is not granted by an options dealer in connection with the dealer’s activity of dealing in options, and (5) gain or loss with respect to the option is not ordinary income or loss. In addition, the straddle rules could cause distributions from a Fund that would otherwise constitute “qualified dividend income” or qualify for the dividends received deduction to fail to satisfy the applicable holding period requirements.
To the extent a Fund writes options that are not Section 1256 Contracts, the amount of the premium received by the applicable Fund for writing such options is likely to be entirely short-term capital gain to the Fund. In addition, if such an option is closed by a Fund, any gain or loss realized by the applicable Fund as a result of closing the transaction will also generally be short-term capital gain or loss. If such an option is exercised any gain or loss realized by a Fund upon the sale of the underlying security pursuant to such exercise will generally be short-term or long-term capital gain or loss to the applicable Fund depending on the Fund’s holding period for the underlying security.
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With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund’s holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired. Each Fund, in its operations, may utilize options on securities indices. Options on “broad based” securities indices are classified as “non-equity options” under Section 1256 of the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss (hereinafter, “blended gain or loss”). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.
If a Fund enters into a “constructive sale” of any appreciated financial position in its portfolio, the applicable Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of a Fund’s taxable year and the applicable Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.
Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding”; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.
Non-U.S. Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisers prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. Each Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the United States to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
A non-U.S. entity that invests in a Fund will need to provide the fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisers in this regard.
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Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.
A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account.
Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Other Issues. In those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by such Fund may differ from federal tax treatment.
The foregoing discussion is based on U.S. federal tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of foreign, federal, state, or local taxes.
FINANCIAL STATEMENTS
The Annual Report for the Funds for the fiscal year ended December 31, 2023 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Funds’ Annual Report at no charge by calling 1‑800‑617‑0004 or through the Funds’ website at www.true-shares.com.

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APPENDIX A
PROXY VOTING POLICIES AND PROCEDURES
TrueMark Investments, LLC
Effective: 03/01/2021

GENERAL PROXY VOTING POLICIES

The Firm understands and appreciates the importance of proxy voting. To the extent that Firm has discretion to vote the proxies of its advisory clients, Firm will vote any such proxies in the best interests of advisory clients and investors (as applicable) and in accordance with the policies of the Proxy Service Providers1 and ISS Governance ("Proxy Service Providers") and the procedures outlined below.

PROXY VOTING PROCEDURES

1.All proxies sent to advisory clients that are actually received by Firm or recorded by the Proxy Service Providers (to vote on behalf of the advisory clients) will be provided to the Chief Operations Officer (“COO”) or her delegate.

2.The COO will instruct the Proxy Service Providers to generally adhere to the following procedures (subject to limited exception):

a.A written record of each proxy received by Firm or recorded by the Proxy Service Providers (on behalf of its advisory clients) will be kept in Firm’s files;

b.The Proxy Service Providers and the COO will determine which of Firm’s advisory clients hold the security to which the proxy relates;

c.The Portfolio Manager will review the proxy and, based upon the advice/recommendation from the Proxy Service Providers, determine how to vote the proxy in question in accordance with the guidelines set forth below.

d.Prior to voting any proxies, the Portfolio Manager will attempt to determine if there are any conflicts of interest related to the proxy in question. If a conflict is identified, the Chief Compliance Officer will be notified so a determination can be made as to whether the conflict is material or not.

i.If no material conflict is identified pursuant to these procedures, the Portfolio Manager will make a decision on how to vote the proxy in question.

e.Although not presently intended to be used on a regular basis, Firm is empowered to retain an independent third party to vote proxies in certain situations (including situations where a material conflict of interest is identified).

HANDLING CONFLICTS OF INTEREST

1.As stated above, in evaluating how to vote a proxy, the Portfolio Manager will first determine whether there is a conflict of interest related to the proxy in question between Firm and its advisory clients. This examination will include (but will not be limited to) an evaluation of whether the Firm (or any affiliate of Firm has any relationship with the company or an affiliate of the company) to which the proxy relates outside an investment in such company by an advisory client of Firm.

2.If a conflict is identified and deemed “material” by the Portfolio Manager after consultation with the CCO, Firm will determine whether voting in accordance with these proxy voting guidelines is in the best interests of affected advisory clients (which may include utilizing an independent third-party to vote such proxies).

3.With respect to material conflicts, Firm will determine whether it is appropriate to disclose the conflict to affected advisory clients and investors and give advisory clients and investors the opportunity to vote the proxies in question themselves, if applicable. If an advisory client is subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the investment management agreement between Firm and the ERISA advisory client reserves the right to vote proxies when Firm has determined that a material conflict exists that does affect its best judgment as a fiduciary to the ERISA advisory client, Firm will:

a.Give the ERISA advisory client the opportunity to vote the proxies in question themselves; or

b.Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA Advisory Clients (if any).
1 Before engaging a proxy provider and during the course of the relationship, the Firm will conduct appropriate due diligence/oversight. Records of this due diligence/oversight will be maintained in the Firm’s records.
A-1

VOTING GUIDELINES

In the absence of specific voting guidelines mandated by a particular advisory client, Firm will endeavor to vote proxies in the best interests of each advisory client via the Proxy Service Providers policy.

In some foreign markets where proxy voting demands fee payment for agent services, the Firm will balance the cost and benefit of proxy voting and may give up the proxy voting if the cost associated is greater than the benefits from voting.

1.Although voting certain proxies may be subject to the discretion of the Firm, the Firm is of the view that voting proxies in accordance with the following general guidelines is in the best interests of its advisory clients:

a.The Firm will generally vote in favor of routine corporate housekeeping proposals including, but not limited to, the following:

i.Election of directors (where there are no related corporate governance issues);

ii.Selection or reappointment of auditors; or

iii.Increasing or reclassification of common stock.

b.The Firm will generally vote against proposals that:

i.Make it more difficult to replace members of the issuer’s board of directors or board of managers; and

ii.Introduce unequal voting rights (although there may be regulatory reasons that would make such a proposal favorable to certain advisory clients of the Firm).

c.The Firm will generally vote against proposals that make it more difficult for an issuer to be taken over by outsiders, and in favor of proposals to do the opposite.

d.The Firm will generally vote in favor of proposals by management or shareholders concerning various compensation and stock option plans that will act to make management and employee compensation more dependent on long-term stock price performance.

e.The Firm will generally vote against proposals to move the company to another state less favorable to shareholders’ interests, or to restructure classes of stock in such a way as to benefit one class of shareholders at the expense of another, such as dual classes (A and B shares) of stock.

DISCLOSURE OF PROCEDURES

A brief summary of these proxy voting procedures will be included in the Firm’s Form ADV Part 2A and will be updated whenever these policies and procedures are updated. For registered investment company clients, the Firm will work with the RIC to provide the necessary information for the Form N-PX and will review such information for accuracy.

RECORD-KEEPING REQUIREMENTS

The COO via the Proxy Service Providers will be responsible for maintaining files relating to the Firm’s proxy voting procedures. Records will be maintained and preserved for five (5) years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Firm. Records of the following will be included in the files:

1.Copies of these proxy voting policies and procedures, and any amendments thereto;

2.A copy of each proxy statement that the Firm or the Proxy Service Providers actually receives; provided, however, that the Firm may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

3.A record of each vote that the Firm via the Proxy Service Providers casts;

4.A copy of any document that the Firm created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

5.A copy of each written request for information on how the Firm voted such advisory client’s proxies and a copy of any written response to any request for information on how the Firm voted proxies on behalf of advisory clients.
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APPENDIX B
ISS Proxy Voting Guidelines

B-1

U N I T E DS T A T E S
Proxy Voting Guidelines
Benchmark Policy Recommendations
Effective for Meetings on or after February 1, 2024
Published early January, 2024
W W W . I S S G O V E R N A N C E . C O M

Coverage8
1.Board of Directors9
Voting on Director Nominees in Uncontested Elections9
Independence9
ISS Classification of Directors – U.S.10
Composition12
Attendance12
Overboarded Directors12
Gender Diversity12
Racial and/or Ethnic Diversity12
Responsiveness13
Accountability13
Poison Pills13
Unequal Voting Rights14
Classified Board Structure14
Removal of Shareholder Discretion on Classified Boards14
Problematic Governance Structure14
Unilateral Bylaw/Charter Amendments15
Restricting Binding Shareholder Proposals15
Director Performance Evaluation15
Management Proposals to Ratify Existing Charter or Bylaw Provisions16
Problematic Audit-Related Practices16
Problematic Compensation Practices16
Problematic Pledging of Company Stock17
Climate Accountability17
Governance Failures17
Voting on Director Nominees in Contested Elections18
Vote-No Campaigns18
Proxy Contests/Proxy Access18
Other Board-Related Proposals18
Adopt Anti-Hedging/Pledging/Speculative Investments Policy18
Board Refreshment18
Term/Tenure Limits19
Age Limits19
Board Size19
Classification/Declassification of the Board19
CEO Succession Planning19
Cumulative Voting19
Director and Officer Indemnification, Liability Protection, and Exculpation20
Establish/Amend Nominee Qualifications20
Establish Other Board Committee Proposals21
Filling Vacancies/Removal of Directors21
Independent Board Chair21
Majority of Independent Directors/Establishment of Independent Committees22
Majority Vote Standard for the Election of Directors22

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Proxy Access22
Require More Nominees than Open Seats22
Shareholder Engagement Policy (Shareholder Advisory Committee)23
2.Audit-Related24
Auditor Indemnification and Limitation of Liability24
Auditor Ratification24
Shareholder Proposals Limiting Non-Audit Services24
Shareholder Proposals on Audit Firm Rotation25
3.Shareholder Rights & Defenses26
Advance Notice Requirements for Shareholder Proposals/Nominations26
Amend Bylaws without Shareholder Consent26
Control Share Acquisition Provisions26
Control Share Cash-Out Provisions26
Disgorgement Provisions27
Fair Price Provisions27
Freeze-Out Provisions27
Greenmail27
Shareholder Litigation Rights27
Federal Forum Selection Provisions27
Exclusive Forum Provisions for State Law Matters28
Fee shifting28
Net Operating Loss (NOL) Protective Amendments29
Poison Pills (Shareholder Rights Plans)29
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy29
Management Proposals to Ratify a Poison Pill29
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)30
Proxy Voting Disclosure, Confidentiality, and Tabulation30
Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions30
Reimbursing Proxy Solicitation Expenses31
Reincorporation Proposals31
Shareholder Ability to Act by Written Consent31
Shareholder Ability to Call Special Meetings32
Stakeholder Provisions32
State Antitakeover Statutes32
Supermajority Vote Requirements32
Virtual Shareholder Meetings33
4.Capital/Restructuring34
Capital34
Adjustments to Par Value of Common Stock34
Common Stock Authorization34
General Authorization Requests34
Specific Authorization Requests35
Dual Class Structure35
Issue Stock for Use with Rights Plan35

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Preemptive Rights35
Preferred Stock Authorization35
General Authorization Requests35
Recapitalization Plans37
Reverse Stock Splits37
Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.37
Share Repurchase Programs38
Share Repurchase Programs Shareholder Proposals38
Stock Distributions: Splits and Dividends38
Tracking Stock38
Restructuring38
Appraisal Rights38
Asset Purchases39
Asset Sales39
Bundled Proposals39
Conversion of Securities39
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged
Buyouts/Wrap Plans39
Formation of Holding Company40
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)40
Joint Ventures41
Liquidations41
Mergers and Acquisitions41
Private Placements/Warrants/Convertible Debentures42
Reorganization/Restructuring Plan (Bankruptcy)43
Special Purpose Acquisition Corporations (SPACs)43
Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions44
Spin-offs44
Value Maximization Shareholder Proposals44
5.Compensation45
Executive Pay Evaluation45
Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)45
Pay-for-Performance Evaluation46
Problematic Pay Practices47
Compensation Committee Communications and Responsiveness48
Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")48
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale48
Equity-Based and Other Incentive Plans49
Shareholder Value Transfer (SVT)50
Three-Year Value-Adjusted Burn Rate50
Egregious Factors50
Liberal Change in Control Definition50
Repricing Provisions51
Problematic Pay Practices or Significant Pay-for-Performance Disconnect51
Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))51

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Specific Treatment of Certain Award Types in Equity Plan Evaluations52
Dividend Equivalent Rights52
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts
(REITs)52
Other Compensation Plans52
401(k) Employee Benefit Plans52
Employee Stock Ownership Plans (ESOPs)53
Employee Stock Purchase Plans—Qualified Plans53
Employee Stock Purchase Plans—Non-Qualified Plans53
Option Exchange Programs/Repricing Options53
Stock Plans in Lieu of Cash54
Transfer Stock Option (TSO) Programs54
Director Compensation55
Shareholder Ratification of Director Pay Programs55
Equity Plans for Non-Employee Directors55
Non-Employee Director Retirement Plans56
Shareholder Proposals on Compensation56
Bonus Banking/Bonus Banking “Plus”56
Compensation Consultants—Disclosure of Board or Company’s Utilization56
Disclosure/Setting Levels or Types of Compensation for Executives and Directors56
Golden Coffins/Executive Death Benefits57
Hold Equity Past Retirement or for a Significant Period of Time57
Pay Disparity57
Pay for Performance/Performance-Based Awards57
Pay for Superior Performance58
Pre-Arranged Trading Plans (10b5-1 Plans)58
Prohibit Outside CEOs from Serving on Compensation Committees59
Recoupment of Incentive or Stock Compensation in Specified Circumstances59
Severance Agreements for Executives/Golden Parachutes59
Share Buyback Impact on Incentive Program Metrics59
Supplemental Executive Retirement Plans (SERPs)60
Tax Gross-Up Proposals60
Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of
Unvested Equity60
6.Routine/Miscellaneous61
Adjourn Meeting61
Amend Quorum Requirements61
Amend Minor Bylaws61
Change Company Name61
Change Date, Time, or Location of Annual Meeting61
Other Business62
7.Social and Environmental Issues63
Global Approach – E&S Shareholder Proposals63
Endorsement of Principles63
Animal Welfare63

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Animal Welfare Policies63
Animal Testing64
Animal Slaughter64
Consumer Issues64
Genetically Modified Ingredients64
Reports on Potentially Controversial Business/Financial Practices64
Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation65
Product Safety and Toxic/Hazardous Materials65
Tobacco-Related Proposals66
Climate Change66
Say on Climate (SoC) Management Proposals66
Say on Climate (SoC) Shareholder Proposals67
Climate Change/Greenhouse Gas (GHG) Emissions67
Energy Efficiency68
Renewable Energy68
Diversity68
Board Diversity68
Equality of Opportunity69
Gender Identity, Sexual Orientation, and Domestic Partner Benefits69
Gender, Race/Ethnicity Pay Gap69
Racial Equity and/or Civil Rights Audit Guidelines69
Environment and Sustainability70
Facility and Workplace Safety70
General Environmental Proposals and Community Impact Assessments70
Hydraulic Fracturing70
Operations in Protected Areas71
Recycling71
Sustainability Reporting71
Water Issues71
General Corporate Issues72
Charitable Contributions72
Data Security, Privacy, and Internet Issues72
ESG Compensation-Related Proposals72
Human Rights, Human Capital Management, and International Operations72
Human Rights Proposals72
Mandatory Arbitration73
Operations in High-Risk Markets73
Outsourcing/Offshoring74
Sexual Harassment74
Weapons and Military Sales74
Political Activities74
Lobbying74
Political Contributions75
Political Expenditures and Lobbying Congruency75
Political Ties75

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8.Mutual Fund Proxies77
Election of Directors77
Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes77
Converting Closed-end Fund to Open-end Fund77
Proxy Contests77
Investment Advisory Agreements77
Approving New Classes or Series of Shares78
Preferred Stock Proposals78
1940 Act Policies78
Changing a Fundamental Restriction to a Nonfundamental Restriction78
Change Fundamental Investment Objective to Nonfundamental78
Name Change Proposals78
Change in Fund's Subclassification79
Business Development Companies—Authorization to Sell Shares of Common Stock at a Price
below Net Asset Value79
Disposition of Assets/Termination/Liquidation79
Changes to the Charter Document79
Changing the Domicile of a Fund80
Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval80
Distribution Agreements80
Master-Feeder Structure80
Mergers80
Shareholder Proposals for Mutual Funds80
Establish Director Ownership Requirement80
Reimburse Shareholder for Expenses Incurred81
Terminate the Investment Advisor81

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Coverage
The U.S. research team provides proxy analyses and voting recommendations for the common shareholder meetings of U.S. - incorporated companies that are publicly-traded on U.S. exchanges, as well as certain OTC companies, if they are held in our institutional investor clients' portfolios. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’ U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.
Foreign-incorporated companies
In addition to U.S.- incorporated, U.S.- listed companies, ISS’ U.S. policies are applied to certain foreign-
incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:
▪U.S. Domestic Issuers – which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies (e.g. they are required to file DEF14A proxy statements) – are generally covered under standard
U.S. policy guidelines.
▪Foreign Private Issuers (FPIs) – which are allowed to take exemptions from most disclosure requirements (e.g., they are allowed to file 6-K for their proxy materials) and U.S. listing standards – are generally covered under a combination of policy guidelines:
▪FPI Guidelines (see the Americas Regional Proxy Voting Guidelines), may apply to companies incorporated in governance havens, and apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors; and/or
▪Guidelines for the market that is responsible for, or most relevant to, the item on the ballot.
U.S. incorporated companies listed only on non-U.S. exchanges are generally covered under the ISS guidelines for the market on which they are traded.
An FPI is generally covered under ISS’ approach to FPIs outlined above, even if such FPI voluntarily files a proxy statement and/or other filing normally required of a U.S. Domestic Issuer, so long as the company retains its FPI status.
In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the
“assigned” primary market coverage.

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1.Board of Directors
Voting on Director Nominees in Uncontested Elections
Four fundamental principles apply when determining votes on director nominees:
Independence: Boards should be sufficiently independent from management (and significant shareholders) to ensure that they are able and motivated to effectively supervise management's performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy.
The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.
Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.
Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.
Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company's governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.
General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees1 considered on case-by-case basis):
Independence
Vote against2 or withhold from non-independent directors (Executive Directors and Non-Independent Non-
Executive Directors per ISS’ Classification of Directors) when:
▪Independent directors comprise 50 percent or less of the board;
▪The non-independent director serves on the audit, compensation, or nominating committee;
▪The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or
▪The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

1 A "new nominee" is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.
2 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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ISS Classification of Directors – U.S.
1.Executive Director
1.1.Current officer1 of the company or one of its affiliates2.
2.Non-Independent Non-Executive Director
Board Identification
2.1.Director identified as not independent by the board.
Controlling/Significant Shareholder
2.2.Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a group).
Current Employment at Company or Related Company
2.3.Non-officer employee of the firm (including employee representatives).
2.4.Officer1, former officer, or general or limited partner of a joint venture or partnership with the company.
Former Employment
2.5.Former CEO of the company. 3, 4
2.6.Former non-CEO officer1 of the company or an affiliate2 within the past five years.
2.7.Former officer1 of an acquired company within the past five years.4
2.8.Officer1 of a former parent or predecessor firm at the time the company was sold or split off within the past five years.
2.9.Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.5
Family Members
2.10.Immediate family member6 of a current or former officer1 of the company or its affiliates2 within the last five years.
2.11.Immediate family member6 of a current employee of company or its affiliates2 where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-
Section 16 officer in a key strategic role).
Professional, Transactional, and Charitable Relationships
2.12.Director who (or whose immediate family member6) currently provides professional services7 in excess of $10,000 per year to: the company, an affiliate2, or an individual officer of the company or an affiliate;
or who is (or whose immediate family member6 is) a partner, employee, or controlling shareholder of an organization which provides the services.
2.13.Director who (or whose immediate family member6) currently has any material transactional relationship8 with the company or its affiliates2; or who is (or whose immediate family member6 is)
a partner in, or a controlling shareholder or an executive officer of, an organization which has the material transactional relationship8 (excluding investments in the company through a private placement).
2.14.Director who (or whose immediate family member6) is a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments8 from the company or its affiliates2.
Other Relationships
2.15.Party to a voting agreement9 to vote in line with management on proposals being brought to shareholder vote.
2.16.Has (or an immediate family member6 has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.10
2.17.Founder11 of the company but not currently an employee.
2.18.Director with pay comparable to Named Executive Officers.
2.19.Any material12 relationship with the company.
3.Independent Director
3.1.No material12 connection to the company other than a board seat.

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Footnotes:
1.The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and
Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an Independent Director.
2.“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. The manager/advisor of an externally managed issuer (EMI) is considered an affiliate.
3.Includes any former CEO of the company prior to the company’s initial public offering (IPO).
4.When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.
5.ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.
6.“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step- children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
7.Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of
Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of
$10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.
8.A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).
9.Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as
Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement;
the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill;
and if there any conflicting relationships or related party transactions.
10.Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).
11.The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an Independent Director.

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12.For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.
Composition
Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:
▪Medical issues/illness;
▪Family emergencies; and
▪Missing only one meeting (when the total of all meetings is three or fewer).
In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s)
with poor attendance, generally vote against or withhold from appropriate members of the nominating/
governance committees or the full board.
If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.
Overboarded Directors: Generally vote against or withhold from individual directors who:
▪Sit on more than five public company boards; or
▪Are CEOs of public companies who sit on the boards of more than two public companies besides their own—
withhold only at their outside boards4.
Gender Diversity: Generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company's board. An exception will be made if there was at least one woman on the board at the preceding annual meeting and the board makes a firm commitment to return to a gender-diverse status within a year.
Racial and/or Ethnic Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members5. An exception will be made if there was racial and/or ethnic diversity on the board at the preceding annual meeting and the board makes a firm commitment to appoint at least one racial and/or ethnic diverse member within a year.

3 Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.
4 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership)
subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.
5 Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.

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Responsiveness
Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:
▪The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
▪Disclosed outreach efforts by the board to shareholders in the wake of the vote;
▪Rationale provided in the proxy statement for the level of implementation;
▪The subject matter of the proposal;
▪The level of support for and opposition to the resolution in past meetings;
▪Actions taken by the board in response to the majority vote and its engagement with shareholders;
▪The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
▪Other factors as appropriate.
▪The board failed to act on takeover offers where the majority of shares are tendered; or
▪At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on
Pay proposal if:
▪The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:
▪The company's response, including:
▪Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
▪Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition; and
▪Disclosure of specific and meaningful actions taken to address shareholders' concerns;
▪Other recent compensation actions taken by the company;
▪Whether the issues raised are recurring or isolated;
▪The company's ownership structure; and
▪Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
▪The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.
Accountability
Problematic Takeover Defenses, Capital Structure, and Governance Structure
Poison Pills: Generally vote against or withhold from all nominees (except new nominees1, who should be considered case- by-case) if:
▪The company has a poison pill with a deadhand or slowhand feature6;

6 If a short-term pill with a deadhand or slowhand feature is enacted but expires before the next shareholder vote, ISS will generally still recommend withhold/against nominees at the next shareholder meeting following its adoption.

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▪The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval; or
▪The company has a long-term poison pill (with a term of over one year) that was not approved by the public shareholders7.
Vote case-by-case on nominees if the board adopts an initial short-term pill6 (with a term of one year or less) without shareholder approval, taking into consideration:
▪ The disclosed rationale for the adoption;
▪ The trigger;
▪ The company's market capitalization (including absolute level and sudden changes);
▪ A commitment to put any renewal to a shareholder vote; and
▪ Other factors as relevant.
Unequal Voting Rights: Generally vote withhold or against directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case), if the company employs a common stock structure with unequal voting rights8.
Exceptions to this policy will generally be limited to:
▪Newly-public companies9 with a sunset provision of no more than seven years from the date of going public;
▪Limited Partnerships and the Operating Partnership (OP) unit structure of REITs;
▪Situations where the super-voting shares represent less than 5% of total voting power and therefore considered to be de minimis; or
▪The company provides sufficient protections for minority shareholders, such as allowing minority shareholders a regular binding vote on whether the capital structure should be maintained.
Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.
Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.
Problematic Governance Structure: For  companies that hold or held their first annual meeting9 of public shareholders after Feb. 1, 2015, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:
▪Supermajority vote requirements to amend the bylaws or charter;
▪A classified board structure; or
▪Other egregious provisions.

7 Approval prior to, or in connection, with a company’s becoming publicly-traded, or in connection with a de-SPAC transaction, is insufficient.
8 This generally includes classes of common stock that have additional votes per share than other shares; classes of shares that are not entitled to vote on all the same ballot items or nominees; or stock with time-phased voting rights (“loyalty shares”).
9 Includes companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.

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A provision which specifies that the problematic structure(s) will be sunset within seven years of the date of going public will be considered a mitigating factor.
Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.
Unilateral Bylaw/Charter Amendments: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:
▪The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
▪Disclosure by the company of any significant engagement with shareholders regarding the amendment;
▪The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;
▪The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
▪The company's ownership structure;
▪The company's existing governance provisions;
▪The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and
▪Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.
Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:
▪Classified the board;
▪Adopted supermajority vote requirements to amend the bylaws or charter;
▪Eliminated shareholders' ability to amend bylaws;
▪Adopted a fee-shifting provision; or
▪Adopted another provision deemed egregious.
Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:
▪The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws.
Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.
Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders' rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.
Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group
(Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:
▪A classified board structure;
▪A supermajority vote requirement;

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▪Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
▪The inability of shareholders to call special meetings;
▪The inability of shareholders to act by written consent;
▪A multi-class capital structure; and/or
▪A non-shareholder-approved poison pill.
Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:
▪The presence of a shareholder proposal addressing the same issue on the same ballot;
▪The board's rationale for seeking ratification;
▪Disclosure of actions to be taken by the board should the ratification proposal fail;
▪Disclosure of shareholder engagement regarding the board’s ratification request;
▪The level of impairment to shareholders' rights caused by the existing provision;
▪The history of management and shareholder proposals on the provision at the company’s past meetings;
▪Whether the current provision was adopted in response to the shareholder proposal;
▪The company's ownership structure; and
▪Previous use of ratification proposals to exclude shareholder proposals.
Problematic Audit-Related Practices
Generally vote against or withhold from the members of the Audit Committee if:
▪The non-audit fees paid to the auditor are excessive;
▪The company receives an adverse opinion on the company’s financial statements from its auditor; or
▪There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote case-by-case on members of the Audit Committee and potentially the full board if:
▪Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of
GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.
Problematic Compensation Practices
In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:
▪There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪The company maintains significant problematic pay practices; or
▪The board exhibits a significant level of poor communication and responsiveness to shareholders.
Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:
▪The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
▪The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.
Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

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Problematic Pledging of Company Stock: Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:
▪The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;
▪The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
▪Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
▪Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
▪Any other relevant factors.
Climate Accountability
For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain10, generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.
Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy:
▪Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:
▪Board governance measures;
▪Corporate strategy;
▪Risk management analyses; and
▪Metrics and targets.
▪Appropriate GHG emissions reduction targets.
At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG reduction targets or Net
Zero-by-2050 GHG reduction targets for a company's operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.
Governance Failures
Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:
▪Material failures of governance, stewardship, risk oversight11, or fiduciary responsibilities at the company;
▪Failure to replace management as appropriate; or
▪Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

10 Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.
11 Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlement; or hedging of company stock.

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Voting on Director Nominees in Contested Elections
Vote-No Campaigns
General Recommendation: In cases where companies are targeted in connection with public “vote-no”
campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.
Proxy Contests/Proxy Access
General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:
▪Long-term financial performance of the company relative to its industry;
▪Management’s track record;
▪Background to the contested election;
▪Nominee qualifications and any compensatory arrangements;
▪Strategic plan of dissident slate and quality of the critique against management;
▪Likelihood that the proposed goals and objectives can be achieved (both slates); and
▪Stock ownership positions.
In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).
Other Board-Related Proposals
Adopt Anti-Hedging/Pledging/Speculative Investments Policy
General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.
Board Refreshment
Board refreshment is best implemented through an ongoing program of individual director evaluations, conducted annually, to ensure the evolving needs of the board are met and to bring in fresh perspectives, skills, and diversity as needed.

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Term/Tenure Limits
General Recommendation: Vote case-by-case on management proposals regarding director term/tenure limits, considering:
▪The rationale provided for adoption of the term/tenure limit;
▪The robustness of the company’s board evaluation process;
▪Whether the limit is of sufficient length to allow for a broad range of director tenures;
▪Whether the limit would disadvantage independent directors compared to non-independent directors; and
▪Whether the board will impose the limit evenly, and not have the ability to waive it in a discriminatory manner.
Vote case-by-case on shareholder proposals asking for the company to adopt director term/tenure limits, considering:
▪The scope of the shareholder proposal; and
▪Evidence of problematic issues at the company combined with, or exacerbated by, a lack of board refreshment.
Age Limits
General Recommendation: Generally vote against management and shareholder proposals to limit the tenure of independent directors through mandatory retirement ages. Vote for proposals to remove mandatory age limits.
Board Size
General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.
Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
Classification/Declassification of the Board
General Recommendation: Vote against proposals to classify (stagger) the board.
Vote for proposals to repeal classified boards and to elect all directors annually.
CEO Succession Planning
General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:
▪The reasonableness/scope of the request; and
▪The company’s existing disclosure on its current CEO succession planning process.
Cumulative Voting
General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

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▪The company has proxy access12, thereby allowing shareholders to nominate directors to the company’s ballot; and
▪The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.
Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).
Director and Officer Indemnification, Liability Protection, and Exculpation
General Recommendation: Vote case-by-case on proposals on director and officer indemnification, liability protection, and exculpation13.
Consider the stated rationale for the proposed change. Also consider, among other factors, the extent to which the proposal would:
▪Eliminate directors' and officers' liability for monetary damages for violating the duty of care.
▪Eliminate directors' and officers' liability for monetary damages for violating the duty of loyalty.
▪Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness; and.
▪Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company's board (i.e., "permissive indemnification"), but that previously the company was not required to indemnify.
Vote for those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
▪If the individual was found to have acted in good faith and in a manner that the individual reasonably believed was in the best interests of the company; and
If only the individual’s legal expenses would be covered.
Establish/Amend Nominee Qualifications
General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.
Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:
▪The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

12 A proxy access right that meets the recommended guidelines.
13 Indemnification: the condition of being secured against loss or damage.
Limited liability: a person's financial liability is limited to a fixed sum, or personal financial assets are not at risk if the individual loses a lawsuit that results in financial award/damages to the plaintiff.
Exculpation: to eliminate or limit the personal liability of a director or officer to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director or officer.

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▪The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;
▪The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
▪The scope and structure of the proposal.
Establish Other Board Committee Proposals
General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:
▪Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
▪Level of disclosure regarding the issue for which board oversight is sought;
▪Company performance related to the issue for which board oversight is sought;
▪Board committee structure compared to that of other companies in its industry sector; and
▪The scope and structure of the proposal.
Filling Vacancies/Removal of Directors
General Recommendation: Vote against proposals that provide that directors may be removed only for cause.
Vote for proposals to restore shareholders’ ability to remove directors with or without cause.
Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote for proposals that permit shareholders to elect directors to fill board vacancies.
Independent Board Chair
General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:
▪The scope and rationale of the proposal;
▪The company's current board leadership structure;
▪The company's governance structure and practices;
▪Company performance; and
▪Any other relevant factors that may be applicable.
The following factors will increase the likelihood of a “for” recommendation:
▪A majority non-independent board and/or the presence of non-independent directors on key board committees;
▪A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;
▪The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;
▪Evidence that the board has failed to oversee and address material risks facing the company;
▪A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or
▪Evidence that the board has failed to intervene when management’s interests are contrary to shareholders'
interests.

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Majority of Independent Directors/Establishment of Independent Committees
General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of
Independent Director (See ISS' Classification of Directors.)
Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.
Majority Vote Standard for the Election of Directors
General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.
Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-
out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.
Proxy Access
General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:
▪Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
▪Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
▪Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group; and
▪Cap: cap on nominees of generally twenty-five percent (25%) of the board.
Review for reasonableness any other restrictions on the right of proxy access.
Generally vote against proposals that are more restrictive than these guidelines.
Require More Nominees than Open Seats
General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

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Shareholder Engagement Policy (Shareholder Advisory Committee)
General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:
▪Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
▪Effectively disclosed information with respect to this structure to its shareholders;
▪Company has not ignored majority-supported shareholder proposals, or a majority withhold vote on a director nominee; and
▪The company has an independent chair or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

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2.Audit-Related
Auditor Indemnification and Limitation of Liability
General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability.
Factors to be assessed include, but are not limited to:
▪The terms of the auditor agreement—the degree to which these agreements impact shareholders' rights;
▪The motivation and rationale for establishing the agreements;
▪The quality of the company’s disclosure; and
▪The company’s historical practices in the audit area.
Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Auditor Ratification
General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:
▪An auditor has a financial interest in or association with the company, and is therefore not independent;
▪There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
▪Poor accounting practices are identified that rise to a serious level of concern, such as fraud or misapplication of GAAP; or
▪Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
▪Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.
In circumstances where "Other" fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.
Shareholder Proposals Limiting Non-Audit Services
General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

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Shareholder Proposals on Audit Firm Rotation
General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:
▪The tenure of the audit firm;
▪The length of rotation specified in the proposal;
▪Any significant audit-related issues at the company;
▪The number of Audit Committee meetings held each year;
▪The number of financial experts serving on the committee; and
▪Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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3.Shareholder Rights & Defenses
Advance Notice Requirements for Shareholder Proposals/Nominations
General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must be no earlier than 120 days prior to the anniversary of the previous year’s meeting and have a submittal window of no shorter than 30 days from the beginning of the notice period (also known as a 90-120-day window). The submittal window is the period under which shareholders must file their proposals/nominations prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.
Amend Bylaws without Shareholder Consent
General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.
Vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders, taking into account the following:
▪Any impediments to shareholders' ability to amend the bylaws (i.e. supermajority voting requirements);
▪The company's ownership structure and historical voting turnout;
▪Whether the board could amend bylaws adopted by shareholders; and
▪Whether shareholders would retain the ability to ratify any board-initiated amendments.
Control Share Acquisition Provisions
General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote against proposals to amend the charter to include control share acquisition provisions.
Vote for proposals to restore voting rights to the control shares.
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.
Control Share Cash-Out Provisions
General Recommendation: Vote for proposals to opt out of control share cash-out statutes.

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Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Disgorgement Provisions
General Recommendation: Vote for proposals to opt out of state disgorgement provisions.
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased
24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.
Fair Price Provisions
General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Freeze-Out Provisions
General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.
Greenmail
General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.
Shareholder Litigation Rights
Federal Forum Selection Provisions
Federal forum selection provisions require that U.S. federal courts be the sole forum for shareholders to litigate claims arising under federal securities law.

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General Recommendation: Generally vote for federal forum selection provisions in the charter or bylaws that specify
"the district courts of the United States" as the exclusive forum for federal securities law matters, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.
Vote against provisions that restrict the forum to a particular federal district court; unilateral adoption (without a shareholder vote) of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/
Charter Amendments policy.
Exclusive Forum Provisions for State Law Matters
Exclusive forum provisions in the charter or bylaws restrict shareholders’ ability to bring derivative lawsuits against the company, for claims arising out of state corporate law, to the courts of a particular state (generally the state of incorporation).
General Recommendation: Generally vote for charter or bylaw provisions that specify courts located within the state of Delaware as the exclusive forum for corporate law matters for Delaware corporations, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.
For states other than Delaware, vote case-by-case on exclusive forum provisions, taking into consideration:
▪The company's stated rationale for adopting such a provision;
▪Disclosure of past harm from duplicative shareholder lawsuits in more than one forum;
▪The breadth of application of the charter or bylaw provision, including the types of lawsuits to which it would apply and the definition of key terms; and
▪Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the charter or bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.
Generally vote against provisions that specify a state other than the state of incorporation as the exclusive forum for corporate law matters, or that specify a particular local court within the state; unilateral adoption of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.
Fee shifting
Fee-shifting provisions in the charter or bylaws require that a shareholder who sues a company unsuccessfully pay all litigation expenses of the defendant corporation and its directors and officers.
General Recommendation: Generally vote against provisions that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., including cases where the plaintiffs are partially successful).
Unilateral adoption of a fee-shifting provision will generally be considered an ongoing failure under the Unilateral
Bylaw/Charter Amendments policy.

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Net Operating Loss (NOL) Protective Amendments
General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.
Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:
▪The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);
▪The value of the NOLs;
▪Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
▪The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
▪Any other factors that may be applicable.
Poison Pills (Shareholder Rights Plans)
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy
General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder-approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
▪Shareholders have approved the adoption of the plan; or
▪The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.
Management Proposals to Ratify a Poison Pill
General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
▪No lower than a 20 percent trigger, flip-in or flip-over;
▪A term of no more than three years;
▪No deadhand, slowhand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;
and
▪Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

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In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:
▪The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
▪The value of the NOLs;
▪Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
▪The company's existing governance structure, including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
▪Any other factors that may be applicable.
Proxy Voting Disclosure, Confidentiality, and Tabulation
General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company's vote-counting methodology.
While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:
▪The scope and structure of the proposal;
▪The company's stated confidential voting policy (or other relevant policies) and whether it ensures a "level playing field" by providing shareholder proponents with equal access to vote information prior to the annual meeting;
▪The company's vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;
▪Whether the company's disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
▪Any recent controversies or concerns related to the company's proxy voting mechanics;
▪Any unintended consequences resulting from implementation of the proposal; and
▪Any other factors that may be relevant.
Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions
General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

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In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:
▪The presence of a shareholder proposal addressing the same issue on the same ballot;
▪The board's rationale for seeking ratification;
▪Disclosure of actions to be taken by the board should the ratification proposal fail;
▪Disclosure of shareholder engagement regarding the board’s ratification request;
▪The level of impairment to shareholders' rights caused by the existing provision;
▪The history of management and shareholder proposals on the provision at the company’s past meetings;
▪Whether the current provision was adopted in response to the shareholder proposal;
▪The company's ownership structure; and
▪Previous use of ratification proposals to exclude shareholder proposals.
Reimbursing Proxy Solicitation Expenses
General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.
When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
▪The election of fewer than 50 percent of the directors to be elected is contested in the election;
▪One or more of the dissident’s candidates is elected;
▪Shareholders are not permitted to cumulate their votes for directors; and
▪The election occurred, and the expenses were incurred, after the adoption of this bylaw.
Reincorporation Proposals
General Recommendation: Management or shareholder proposals to change a company's state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:
▪Reasons for reincorporation;
▪Comparison of company's governance practices and provisions prior to and following the reincorporation; and
▪Comparison of corporation laws of original state and destination state.
Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.
Shareholder Ability to Act by Written Consent
General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.
Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:
▪Shareholders' current right to act by written consent;
▪The consent threshold;
▪The inclusion of exclusionary or prohibitive language;

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▪Investor ownership structure; and
▪Shareholder support of, and management's response to, previous shareholder proposals.
Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
▪An unfettered14 right for shareholders to call special meetings at a 10 percent threshold;
▪A majority vote standard in uncontested director elections;
▪No non-shareholder-approved pill; and
▪An annually elected board.
Shareholder Ability to Call Special Meetings
General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
▪Shareholders’ current right to call special meetings;
▪Minimum ownership threshold necessary to call special meetings (10 percent preferred);
▪The inclusion of exclusionary or prohibitive language;
▪Investor ownership structure; and
▪Shareholder support of, and management’s response to, previous shareholder proposals.
Stakeholder Provisions
General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
State Antitakeover Statutes
General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).
Supermajority Vote Requirements
General Recommendation: Vote against proposals to require a supermajority shareholder vote.
Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:
▪Ownership structure;
▪Quorum requirements; and
▪Vote requirements.

14 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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Virtual Shareholder Meetings
General Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only15 meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.
Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:
▪Scope and rationale of the proposal; and
▪Concerns identified with the company’s prior meeting practices.

15 Virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively using technology without a corresponding in-person meeting.

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4.Capital/Restructuring
Capital
Adjustments to Par Value of Common Stock
General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.
Vote for management proposals to eliminate par value.
Common Stock Authorization
General Authorization Requests
General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of common stock that are to be used for general corporate purposes:
▪If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized share;
▪If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares;
▪If share usage is greater than current authorized shares, vote for an increase of up to the current share usage; or
▪In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.
Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:
▪The proposal seeks to increase the number of authorized shares of the class of common stock that has superior voting rights to other share classes;
▪On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
▪The company has a non-shareholder approved poison pill (including an NOL pill); or
▪The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.
However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:
▪In, or subsequent to, the company's most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
▪The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
▪A government body has in the past year required the company to increase its capital ratios.
For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

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Specific Authorization Requests
General Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:
▪twice the amount needed to support the transactions on the ballot, and
▪the allowable increase as calculated for general issuances above.
Dual Class Structure
General Recommendation: Generally vote against proposals to create a new class of common stock unless:
▪The company discloses a compelling rationale for the dual-class capital structure, such as:
▪The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or
▪The new class of shares will be transitory;
▪The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
▪The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.
Issue Stock for Use with Rights Plan
General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill).
Preemptive Rights
General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:
▪The size of the company;
▪The shareholder base; and
▪The liquidity of the stock.
Preferred Stock Authorization
General Authorization Requests
General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of preferred stock that are to be used for general corporate purposes:
▪If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares.
▪If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares.
▪If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.

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▪In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization; or
▪If no preferred shares are currently issued and outstanding, vote against the request, unless the company discloses a specific use for the shares.
Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:
▪If the shares requested are blank check preferred shares that can be used for antitakeover purposes;16
▪The company seeks to increase a class of non-convertible preferred shares entitled to more than one vote per share on matters that do not solely affect the rights of preferred stockholders "supervoting shares");
▪The company seeks to increase a class of convertible preferred shares entitled to a number of votes greater than the number of common shares into which they are convertible ("supervoting shares") on matters that do not solely affect the rights of preferred stockholders;
▪The stated intent of the increase in the general authorization is to allow the company to increase an existing designated class of supervoting preferred shares;
▪On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
▪The company has a non-shareholder approved poison pill (including an NOL pill); and
▪The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.
However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:
▪In, or subsequent to, the company's most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
▪The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
▪A government body has in the past year required the company to increase its capital ratios.
For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.
Specific Authorization Requests
General Recommendation: Generally vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:
▪twice the amount needed to support the transactions on the ballot, and
▪the allowable increase as calculated for general issuances above.

16 To be acceptable, appropriate disclosure would be needed that the shares are “declawed”: i.e., representation by the board that it will not, without prior stockholder approval, issue or use the preferred stock for any defensive or anti-takeover purpose or for the purpose of implementing any stockholder rights plan.

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Recapitalization Plans
General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:
▪More simplified capital structure;
▪Enhanced liquidity;
▪Fairness of conversion terms;
▪Impact on voting power and dividends;
▪Reasons for the reclassification;
▪Conflicts of interest; and
▪Other alternatives considered.
Reverse Stock Splits
General Recommendation: Vote for management proposals to implement a reverse stock split if:
▪The number of authorized shares will be proportionately reduced; or
▪The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.
Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:
▪Stock exchange notification to the company of a potential delisting;
▪Disclosure of substantial doubt about the company's ability to continue as a going concern without additional financing;
▪The company's rationale; or
▪Other factors as applicable.
Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.
General Recommendation: For U.S. domestic issuers incorporated outside the U.S. and listed solely on a U.S.
exchange, generally vote for resolutions to authorize the issuance of common shares up to 20 percent of currently issued common share capital, where not tied to a specific transaction or financing proposal.
For pre-revenue or other early-stage companies that are heavily reliant on periodic equity financing, generally vote for resolutions to authorize the issuance of common shares up to 50 percent of currently issued common share capital. The burden of proof will be on the company to establish that it has a need for the higher limit.
Renewal of such mandates should be sought at each year’s annual meeting.
Vote case-by-case on share issuances for a specific transaction or financing proposal.

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Share Repurchase Programs
General Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open- market repurchases, in the absence of company-specific concerns regarding:
▪Greenmail;
▪The use of buybacks to inappropriately manipulate incentive compensation metrics;
▪Threats to the company's long-term viability; or
▪Other company-specific factors as warranted.
Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated
rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.
Share Repurchase Programs Shareholder Proposals
General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Stock Distributions: Splits and Dividends
General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.
Tracking Stock
General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:
▪Adverse governance changes;
▪Excessive increases in authorized capital stock;
▪Unfair method of distribution;
▪Diminution of voting rights;
▪Adverse conversion features;
▪Negative impact on stock option plans; and
▪Alternatives such as spin-off.
Restructuring
Appraisal Rights
General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

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Asset Purchases
General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:
▪Purchase price;
▪Fairness opinion;
▪Financial and strategic benefits;
▪How the deal was negotiated;
▪Conflicts of interest;
▪Other alternatives for the business; and
▪Non-completion risk.
Asset Sales
General Recommendation: Vote case-by-case on asset sales, considering the following factors:
▪Impact on the balance sheet/working capital;
▪Potential elimination of diseconomies;
▪Anticipated financial and operating benefits;
▪Anticipated use of funds;
▪Value received for the asset;
▪Fairness opinion;
▪How the deal was negotiated; and
▪Conflicts of interest.
Bundled Proposals
General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.
Conversion of Securities
General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse
Leveraged Buyouts/Wrap Plans
General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:
▪Dilution to existing shareholders' positions;
▪Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion;
termination penalties; exit strategy;

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▪Financial issues - company's financial situation; degree of need for capital; use of proceeds; effect of the financing on the company's cost of capital;
▪Management's efforts to pursue other alternatives;
▪Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
▪Conflict of interest - arm's length transaction, managerial incentives.
Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
Formation of Holding Company
General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:
▪The reasons for the change;
▪Any financial or tax benefits;
▪Regulatory benefits;
▪Increases in capital structure; and
▪Changes to the articles of incorporation or bylaws of the company.
Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:
▪Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”);
or
▪Adverse changes in shareholder rights.
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)
General Recommendation: Vote case-by-case on going private transactions, taking into account the following:
▪Offer price/premium;
▪Fairness opinion;
▪How the deal was negotiated;
▪Conflicts of interest;
▪Other alternatives/offers considered; and
▪Non-completion risk.
Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
▪Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock); and
▪Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
▪Are all shareholders able to participate in the transaction?
▪Will there be a liquid market for remaining shareholders following the transaction?
▪Does the company have strong corporate governance?
▪Will insiders reap the gains of control following the proposed transaction? and
▪Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

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Joint Ventures
General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:
▪Percentage of assets/business contributed;
▪Percentage ownership;
▪Financial and strategic benefits;
▪Governance structure;
▪Conflicts of interest;
▪Other alternatives; and
▪Non-completion risk.
Liquidations
General Recommendation: Vote case-by-case on liquidations, taking into account the following:
▪Management’s efforts to pursue other alternatives;
▪Appraisal value of assets; and
▪The compensation plan for executives managing the liquidation.
Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.
Mergers and Acquisitions
General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
▪Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
▪Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
▪Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
▪Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins"
can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
▪Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
▪Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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Private Placements/Warrants/Convertible Debentures
General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:
▪Dilution to existing shareholders' position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of "out of the money" warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company's stock price that must occur to trigger the dilutive event.
▪Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):
▪The terms of the offer should be weighed against the alternatives of the company and in light of company's financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.
▪When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance.
▪Financial issues:
▪The company's financial condition;
▪Degree of need for capital;
▪Use of proceeds;
▪Effect of the financing on the company's cost of capital;
▪Current and proposed cash burn rate; and
▪Going concern viability and the state of the capital and credit markets.
▪Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company.
▪Control issues:
▪Change in management;
▪Change in control;
▪Guaranteed board and committee seats;
▪Standstill provisions;
▪Voting agreements;
▪Veto power over certain corporate actions; and
▪Minority versus majority ownership and corresponding minority discount or majority control premium.
▪Conflicts of interest:
▪Conflicts of interest should be viewed from the perspective of the company and the investor; and
▪Were the terms of the transaction negotiated at arm's length? Are managerial incentives aligned with shareholder interests?
▪Market reaction:

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▪The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.
Reorganization/Restructuring Plan (Bankruptcy)
General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:
▪Estimated value and financial prospects of the reorganized company;
▪Percentage ownership of current shareholders in the reorganized company;
▪Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
▪The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
▪Existence of a superior alternative to the plan of reorganization; and
▪Governance of the reorganized company.
Special Purpose Acquisition Corporations (SPACs)
General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:
▪Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target if it is a private entity.
▪Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
▪Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.
▪Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
▪Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders?
Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule
(the charter requires that the fair market value of the target is at least equal to 80 percent of net assets of the
SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24-month timeframe.
▪Voting agreements - Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?
▪Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

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Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions
General Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.
▪Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC's acquisition process.
▪Pending transaction(s) or progression of the acquisition process: Sometimes an initial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.
▪Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the "equity kicker" is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redemption at the extension proposal meeting.
▪Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.
Spin-offs
General Recommendation: Vote case-by-case on spin-offs, considering:
▪Tax and regulatory advantages;
▪Planned use of the sale proceeds;
▪Valuation of spinoff;
▪Fairness opinion;
▪Benefits to the parent company;
▪Conflicts of interest;
▪Managerial incentives;
▪Corporate governance changes; and
▪Changes in the capital structure.
Value Maximization Shareholder Proposals
General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:
▪Hiring a financial advisor to explore strategic alternatives;
▪Selling the company; or
▪Liquidating the company and distributing the proceeds to shareholders.
These proposals should be evaluated based on the following factors:
▪Prolonged poor performance with no turnaround in sight;
▪Signs of entrenched board and management (such as the adoption of takeover defenses);
▪Strategic plan in place for improving value;
▪Likelihood of receiving reasonable value in a sale or dissolution; and
▪The company actively exploring its strategic options, including retaining a financial advisor.

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5.Compensation
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly; and
5.Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)
General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.
Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:
▪There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪The company maintains significant problematic pay practices; or
▪The board exhibits a significant level of poor communication and responsiveness to shareholders.
Vote against or withhold from the members of the Compensation Committee and potentially the full board if:
▪There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for-
performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
▪The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
▪The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
▪The situation is egregious.

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Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E
Indices17, this analysis considers the following:
1.Peer Group18 Alignment:
▪The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.
▪The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
▪The multiple of the CEO's total pay relative to the peer group median in the most recent fiscal year.
2.Absolute Alignment19 – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.
If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:
▪The ratio of performance- to time-based incentive awards;
▪The overall ratio of performance-based compensation to fixed or discretionary pay;
▪The rigor of performance goals;
▪The complexity and risks around pay program design;
▪The transparency and clarity of disclosure;
▪The company's peer group benchmarking practices;
▪Financial/operational results, both absolute and relative to peers;
▪Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices
(e.g., bi-annual awards);
▪Realizable pay20 compared to grant pay; and
▪Any other factors deemed relevant.

17 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
18 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company's selected peers' GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company's market cap. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.
19 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
20 ISS research reports include realizable pay for S&P1500 companies.

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Problematic Pay Practices
Problematic pay elements are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. The focus is on executive compensation practices that contravene the global pay principles, including:
▪Problematic practices related to non-performance-based compensation elements;
▪Incentives that may motivate excessive risk-taking or present a windfall risk; and
▪Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.
The list of examples below highlights certain problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
▪Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
▪Extraordinary perquisites or tax gross-ups;
▪New or materially amended agreements that provide for:
▪Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
▪CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or
"modified single" triggers) or in connection with a problematic Good Reason definition;
▪CIC excise tax gross-up entitlements (including "modified" gross-ups); and/or
▪Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
▪Liberal CIC definition combined with any single-trigger CIC benefits;
▪Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible;
▪Severance payments made when the termination is not clearly disclosed as involuntary (for example, a termination without cause or resignation for good reason); and/or
▪Any other provision or practice deemed to be egregious and present a significant risk to investors.
The above examples are not an exhaustive list. Please refer to ISS' U.S. Compensation Policies FAQ document for additional detail on specific pay practices that have been identified as problematic and may lead to negative vote recommendations.
Options Backdating
The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:
▪Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
▪Duration of options backdating;
▪Size of restatement due to options backdating;
▪Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
▪Adoption of a grant policy that prohibits backdating and creates a fixed grant schedule or window period for equity grants in the future.

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Compensation Committee Communications and Responsiveness
Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:
▪Failure to respond to majority-supported shareholder proposals on executive pay topics; or
▪Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
▪Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
▪Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
▪Disclosure of specific and meaningful actions taken to address shareholders' concerns;
▪Other recent compensation actions taken by the company;
▪Whether the issues raised are recurring or isolated;
▪The company's ownership structure; and
▪Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")
General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers but also considering new or extended arrangements.
Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):
▪Single- or modified-single-trigger cash severance;
▪Single-trigger acceleration of unvested equity awards;
▪Full acceleration of equity awards granted shortly before the change in control;
▪Acceleration of performance awards above the target level of performance without compelling rationale;
▪Excessive cash severance (generally >3x base salary and bonus);
▪Excise tax gross-ups triggered and payable;
▪Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
▪Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or
▪The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.
Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis.
However, the presence of multiple legacy problematic features will also be closely scrutinized.

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In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation
(management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.
Equity-Based and Other Incentive Plans
Please refer to ISS' U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan
Scorecard policy.
General Recommendation: Vote case-by-case on certain equity-based compensation plans21 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "Equity Plan Scorecard" (EPSC) approach with three pillars:
▪Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
▪SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
▪SVT based only on new shares requested plus shares remaining for future grants.
▪Plan Features:
▪Quality of disclosure around vesting upon a change in control (CIC);
▪Discretionary vesting authority;
▪Liberal share recycling on various award types;
▪Lack of minimum vesting period for grants made under the plan; and
▪Dividends payable prior to award vesting.
▪Grant Practices:
▪The company’s three-year burn rate relative to its industry/market cap peers;
▪Vesting requirements in CEO's recent equity grants (3-year look-back);
▪The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
▪The proportion of the CEO's most recent equity grants/awards subject to performance conditions;
▪Whether the company maintains a sufficient claw-back policy; and
▪Whether the company maintains sufficient post-exercise/vesting share-holding requirements.
Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors ("overriding factors") apply:
▪Awards may vest in connection with a liberal change-of-control definition;
▪The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);
▪The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
▪The plan is excessively dilutive to shareholders' holdings;
▪The plan contains an evergreen (automatic share replenishment) feature; or

21 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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▪Any other plan features are determined to have a significant negative impact on shareholder interests.
Further Information on certain EPSC Factors:
Shareholder Value Transfer (SVT)
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued.
For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types.
For proposals that are not subject to the Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified.
Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-
specific performance measures, size, and cash compensation into the industry cap equations to arrive at the company’s benchmark.22
Three-Year Value-Adjusted Burn Rate
A "Value-Adjusted Burn Rate" is used for stock plan evaluations. Value-Adjusted Burn Rate benchmarks are calculated as the greater of: (1) an industry- specific threshold based on three-year burn rates within the company's GICS group segmented by S&P 500, Russell 3000 index (less the S&P 500) and non-Russell 3000 index;
and (2) a de minimis threshold established separately for each of the S&P 500, the Russell 3000 index less the S&P
500, and the non-Russell 3000 index. Year-over-year burn-rate benchmark changes will be limited to a predetermined range above or below the prior year's burn-rate benchmark.
The Value-Adjusted Burn Rate is calculated as follows:
Value-Adjusted Burn Rate = ((# of options * option’s dollar value using a Black-Scholes model) + (# of full-value awards * stock price)) / (Weighted average common shares * stock price).
Egregious Factors
Liberal Change in Control Definition
Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender

22 For plans evaluated under the Equity Plan Scorecard policy, the company's SVT benchmark is considered along with other factors.

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offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.
Repricing Provisions
Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. "Repricing" typically includes the ability to do any of the following:
▪Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or
SARs;
▪Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;
▪Cancel underwater options in exchange for stock awards; or
▪Provide cash buyouts of underwater options.
While the above cover most types of repricing, ISS may view other provisions as akin to repricing depending on the facts and circumstances.
Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by ISS), without prior shareholder approval, even if such repricings are allowed in their equity plan.
Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.
Problematic Pay Practices or Significant Pay-for-Performance Disconnect
If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.
ISS may recommend a vote against the equity plan if the plan is determined to be a vehicle for pay-for-
performance misalignment. Considerations in voting against the equity plan may include, but are not limited to:
▪Severity of the pay-for-performance misalignment;
▪Whether problematic equity grant practices are driving the misalignment; and/or
▪Whether equity plan awards have been heavily concentrated to the CEO and/or the other NEOs.
Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))
General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.
Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:
▪Addresses administrative features only; or
▪Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent directors, per ISS’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time for any reason (including after the company’s initial public offering), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

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Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:
▪Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent directors, per ISS’ Classification of Directors.
Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company's IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.
Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:
▪If the proposal requests additional shares and/or the amendments include a term extension or addition of full value awards as an award type, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments;
▪If the plan is being presented to shareholders for the first time (including after the company's IPO), whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments; and
▪If there is no request for additional shares and the amendments do not include a term extension or addition of full value awards as an award type, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown only for informational purposes.
In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration.
Specific Treatment of Certain Award Types in Equity Plan Evaluations
Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding
Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.
Other Compensation Plans
401(k) Employee Benefit Plans
General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

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Employee Stock Ownership Plans (ESOPs)
General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing
ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).
Employee Stock Purchase Plans—Qualified Plans
General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:
▪Purchase price is at least 85 percent of fair market value;
▪Offering period is 27 months or less; and
▪The number of shares allocated to the plan is 10 percent or less of the outstanding shares.
Vote against qualified employee stock purchase plans where when the plan features do not meet all of the above criteria.
Employee Stock Purchase Plans—Non-Qualified Plans
General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:
▪Broad-based participation;
▪Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
▪Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and
▪No discount on the stock price on the date of purchase when there is a company matching contribution.
Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria. If the matching contribution or effective discount exceeds the above, ISS may evaluate the SVT cost of the plan as part of the assessment.
Option Exchange Programs/Repricing Options
General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:
▪Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-
the-money” over the near term;
▪Rationale for the re-pricing--was the stock price decline beyond management's control?;
▪Is this a value-for-value exchange?;
▪Are surrendered stock options added back to the plan reserve?;
▪Timing--repricing should occur at least one year out from any precipitous drop in company's stock price;
▪Option vesting--does the new option vest immediately or is there a black-out period?;
▪Term of the option--the term should remain the same as that of the replaced option;
▪Exercise price--should be set at fair market or a premium to market; and
▪Participants--executive officers and directors must be excluded.

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If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.
Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote for shareholder proposals to put option repricings to a shareholder vote.
Stock Plans in Lieu of Cash
General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.
Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation,
ISS will not make any adjustments to carve out the in-lieu-of cash compensation.
Transfer Stock Option (TSO) Programs
General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.
Vote case-by-case on one-time transfers. Vote for if:
▪Executive officers and non-employee directors are excluded from participating;
▪Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
and
▪There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.
Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-
money” over the near term.
Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure, and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:
▪Eligibility;
▪Vesting;

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▪Bid-price;
▪Term of options;
▪Cost of the program and impact of the TSOs on company’s total option expense; and
▪Option repricing policy.
Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.
Director Compensation
Shareholder Ratification of Director Pay Programs
General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:
▪If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
▪An assessment of the following qualitative factors:
▪The relative magnitude of director compensation as compared to companies of a similar profile;
▪The presence of problematic pay practices relating to director compensation;
▪Director stock ownership guidelines and holding requirements;
▪Equity award vesting schedules;
▪The mix of cash and equity-based compensation;
▪Meaningful limits on director compensation;
▪The availability of retirement benefits or perquisites; and
▪The quality of disclosure surrounding director compensation.
Equity Plans for Non-Employee Directors
General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:
▪The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;
▪The company’s three-year burn rate relative to its industry/market cap peers (in certain circumstances); and
▪The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).
On occasion, non-employee director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:
▪The relative magnitude of director compensation as compared to companies of a similar profile;
▪The presence of problematic pay practices relating to director compensation;
▪Director stock ownership guidelines and holding requirements;
▪Equity award vesting schedules;
▪The mix of cash and equity-based compensation;
▪Meaningful limits on director compensation;
▪The availability of retirement benefits or perquisites; and
▪The quality of disclosure surrounding director compensation.

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Non-Employee Director Retirement Plans
General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors.
Shareholder Proposals on Compensation
Bonus Banking/Bonus Banking “Plus”
General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned
(whether for the named executive officers or a wider group of employees), taking into account the following factors:
▪The company’s past practices regarding equity and cash compensation;
▪Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
▪Whether the company has a rigorous claw-back policy in place.
Compensation Consultants—Disclosure of Board or Company’s Utilization
General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.
Disclosure/Setting Levels or Types of Compensation for Executives and Directors
General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation (such as types of compensation elements or specific metrics) to be used for executive or directors.
Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.

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Golden Coffins/Executive Death Benefits
General Recommendation: Generally vote for proposals calling for companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
Hold Equity Past Retirement or for a Significant Period of Time
General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:
▪The percentage/ratio of net shares required to be retained;
▪The time period required to retain the shares;
▪Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;
▪Whether the company has any other policies aimed at mitigating risk taking by executives;
▪Executives' actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and
▪Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.
Pay Disparity
General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:
▪The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;
▪If any problematic pay practices or pay-for-performance concerns have been identified at the company; and
▪The level of shareholder support for the company's pay programs.
Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.
Pay for Performance/Performance-Based Awards
General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
▪First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options, or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards; and

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▪Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.
In general, vote for the shareholder proposal if the company does not meet both of the above two steps.
Pay for Superior Performance
General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-
for- superior performance standard in the company's executive compensation plan for senior executives. These proposals generally include the following principles:
▪Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
▪Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-
vested, equity awards;
▪Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
▪Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies; and
▪Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.
Consider the following factors in evaluating this proposal:
▪What aspects of the company’s annual and long-term equity incentive programs are performance driven?
▪If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
▪Can shareholders assess the correlation between pay and performance based on the current disclosure? and
▪What type of industry and stage of business cycle does the company belong to?
Pre-Arranged Trading Plans (10b5-1 Plans)
General Recommendation: Generally vote for shareholder proposals calling for the addition of certain safeguards in prearranged trading plans (10b5-1 plans) for executives. Safeguards may include:
▪Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed in a Form 8-K;
▪Amendment or early termination of a 10b5-1 Plan allowed only under extraordinary circumstances, as determined by the board;
▪Request that a certain number of days that must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
▪Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
▪An executive may not trade in company stock outside the 10b5-1 Plan; and
▪Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

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Prohibit Outside CEOs from Serving on Compensation Committees
General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.
Recoupment of Incentive or Stock Compensation in Specified Circumstances
General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company's financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive's fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence, or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.
In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:
▪If the company has adopted a formal recoupment policy;
▪The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;
▪Whether the company has chronic restatement history or material financial problems;
▪Whether the company’s policy substantially addresses the concerns raised by the proponent;
▪Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; and
▪Any other relevant factors.
Severance and Golden Parachute Agreements
General Recommendation: Vote case-by-case on shareholder proposals requiring that executive severance
(including change-in-control related) arrangements or payments be submitted for shareholder ratification.
Factors that will be considered include, but are not limited to:
▪The company’s severance or change-in-control agreements in place, and the presence of problematic features
(such as excessive severance entitlements, single triggers, excise tax gross-ups, etc.);
▪Any existing limits on cash severance payouts or policies which require shareholder ratification of severance payments exceeding a certain level;
▪Any recent severance-related controversies; and
▪Whether the proposal is overly prescriptive, such as requiring shareholder approval of severance that does not exceed market norms.
Share Buyback Impact on Incentive Program Metrics
General Recommendation: Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

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▪The frequency and timing of the company's share buybacks;
▪The use of per-share metrics in incentive plans;
▪The effect of recent buybacks on incentive metric results and payouts; and
▪Whether there is any indication of metric result manipulation.
Supplemental Executive Retirement Plans (SERPs)
General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.
Tax Gross-Up Proposals
General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of
Unvested Equity
General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.
The following factors will be considered:
▪The company's current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.); and
▪Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.
Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6.Routine/Miscellaneous
Adjourn Meeting
General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes "other business."
Amend Quorum Requirements
General Recommendation: Vote case-by-case on proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding, taking into consideration:
▪The new quorum threshold requested;
▪The rationale presented for the reduction;
▪The market capitalization of the company (size, inclusion in indices);
▪The company's ownership structure;
▪Previous voter turnout or attempts to achieve quorum;
▪Any provisions or commitments to restore quorum to a majority of shares outstanding, should voter turnout improve sufficiently; and
▪Other factors as appropriate.
In general, a quorum threshold kept as close to a majority of shares outstanding as is achievable is preferred. Vote case-by-case on directors who unilaterally lower the quorum requirements below a majority of the shares outstanding, taking into consideration the factors listed above.
Amend Minor Bylaws
General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).
Change Company Name
General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.
Change Date, Time, or Location of Annual Meeting
General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.
Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

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Other Business
General Recommendation: Vote against proposals to approve other business when it appears as a voting item.

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7.Social and Environmental Issues
Global Approach – E&S Shareholder Proposals
ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.
General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:
▪If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;
▪If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
▪Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
▪The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
▪Whether there are significant controversies, fines, penalties, or litigation associated with the company's practices related to the issue(s) raised in the proposal;
▪If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources;
and
▪If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.
Endorsement of Principles
General Recommendation: Generally vote against proposals seeking a company's endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments.
Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.
Animal Welfare
Animal Welfare Policies
General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:
▪The company has already published a set of animal welfare standards and monitors compliance;
▪The company’s standards are comparable to industry peers; and
▪There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers'
treatment of animals.

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Animal Testing
General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:
▪The company is conducting animal testing programs that are unnecessary or not required by regulation;
▪The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or
▪There are recent, significant fines or litigation related to the company’s treatment of animals.
Animal Slaughter
General Recommendation: Generally vote against proposals requesting the implementation of Controlled
Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.
Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/
or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.
Consumer Issues
Genetically Modified Ingredients
General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.
Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:
▪The potential impact of such labeling on the company's business;
▪The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
▪Company’s current disclosure on the feasibility of GE product labeling.
Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote against proposals to eliminate GE ingredients from the company's products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.
Reports on Potentially Controversial Business/Financial Practices
General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:
▪Whether the company has adequately disclosed mechanisms in place to prevent abuses;

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▪Whether the company has adequately disclosed the financial risks of the products/practices in question;
▪Whether the company has been subject to violations of related laws or serious controversies; and
▪Peer companies’ policies/practices in this area.
Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation
General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.
Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:
▪The potential for reputational, market, and regulatory risk exposure;
▪Existing disclosure of relevant policies;
▪Deviation from established industry norms;
▪Relevant company initiatives to provide research and/or products to disadvantaged consumers;
▪Whether the proposal focuses on specific products or geographic regions;
▪The potential burden and scope of the requested report; and
▪Recent significant controversies, litigation, or fines at the company.
Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
Product Safety and Toxic/Hazardous Materials
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:
▪The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;
▪The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; or
▪The company has not been recently involved in relevant significant controversies, fines, or litigation.
Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:
▪The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms;
▪Current regulations in the markets in which the company operates; and
▪Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

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Generally vote against resolutions requiring that a company reformulate its products.
Tobacco-Related Proposals
General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:
▪Recent related fines, controversies, or significant litigation;
▪Whether the company complies with relevant laws and regulations on the marketing of tobacco;
▪Whether the company’s advertising restrictions deviate from those of industry peers;
▪Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and
▪Whether restrictions on marketing to youth extend to foreign countries.
Vote case-by-case on proposals regarding second-hand smoke, considering;
▪Whether the company complies with all laws and regulations;
▪The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and
▪The risk of any health-related liabilities.
Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.
Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.
Climate Change
Say on Climate (SoC) Management Proposals
General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan23, taking into account the completeness and rigor of the plan.
Information that will be considered where available includes the following:
▪The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;
▪Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);
▪The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);
▪Whether the company has sought and received third-party approval that its targets are science-based;
▪Whether the company has made a commitment to be “net zero” for operational and supply chain emissions
(Scopes 1, 2, and 3) by 2050;
▪Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;
▪Whether the company’s climate data has received third-party assurance;

23 Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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▪Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;
▪Whether there are specific industry decarbonization challenges; and
▪The company’s related commitment, disclosure, and performance compared to its industry peers.
Say on Climate (SoC) Shareholder Proposals
General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:
▪The completeness and rigor of the company’s climate-related disclosure;
▪The company’s actual GHG emissions performance;
▪Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and
▪Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.
Climate Change/Greenhouse Gas (GHG) Emissions
General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:
▪Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪The company's level of disclosure compared to industry peers; and
▪Whether there are significant controversies, fines, penalties, or litigation associated with the company's climate change-related performance.
Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
▪The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪The company's level of disclosure is comparable to that of industry peers; or
▪There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.
Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
▪Whether the company provides disclosure of year-over-year GHG emissions performance data;
▪Whether company disclosure lags behind industry peers;
▪The company's actual GHG emissions performance;
▪The company's current GHG emission policies, oversight mechanisms, and related initiatives; and
▪Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

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Energy Efficiency
General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:
▪The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or
▪The proponent requests adoption of specific energy efficiency goals within specific timelines.
Renewable Energy
General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.
Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.
Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:
▪The scope and structure of the proposal;
▪The company's current level of disclosure on renewable energy use and GHG emissions; and
▪The company's disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.
Diversity
Board Diversity
General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless:
▪The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; or
▪The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:
▪The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
▪The level of gender and racial minority representation that exists at the company’s industry peers;
▪The company’s established process for addressing gender and racial minority board representation;
▪Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
▪The independence of the company’s nominating committee;
▪Whether the company uses an outside search firm to identify potential director nominees; and

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▪Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
Equality of Opportunity
General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:
▪The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner;
▪The company already publicly discloses comprehensive workforce diversity data; or
▪The company has no recent significant EEO-related violations or litigation.
Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers.
Such requests may pose a significant burden on the company.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.
Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners.
Decisions regarding benefits should be left to the discretion of the company.
Gender, Race/Ethnicity Pay Gap
General Recommendation: Vote case-by-case on requests for reports on a company's pay data by gender or race/ ethnicity, or a report on a company’s policies and goals to reduce any gender or race/ethnicity pay gaps, taking into account:
▪The company's current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;
▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues;
▪The company’s disclosure regarding gender, race, or ethnicity pay gap policies or initiatives compared to its industry peers; and
▪Local laws regarding categorization of race and/or ethnicity and definitions of ethnic and/or racial minorities.
Racial Equity and/or Civil Rights Audit Guidelines
General Recommendation: Vote case-by-case on proposals asking a company to conduct an independent racial equity and/or civil rights audit, taking into account:
▪The company’s established process or framework for addressing racial inequity and discrimination internally;
▪Whether the company adequately discloses workforce diversity and inclusion metrics and goals;
▪Whether the company has issued a public statement related to its racial justice efforts in recent years, or has committed to internal policy review;
▪Whether the company has engaged with impacted communities, stakeholders, and civil rights experts;
▪The company’s track record in recent years of racial justice measures and outreach externally; and

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▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to racial inequity or discrimination.
Environment and Sustainability
Facility and Workplace Safety
General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:
▪The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;
▪The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;
▪Recent significant controversies, fines, or violations related to workplace health and safety; and
▪The company's workplace health and safety performance relative to industry peers.
Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:
▪The company’s compliance with applicable regulations and guidelines;
▪The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and
▪The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.
General Environmental Proposals and Community Impact Assessments
General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential
(community) social and/or environmental impact of company operations, considering:
▪Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;
▪The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;
▪The nature, purpose, and scope of the company’s operations in the specific region(s);
▪The degree to which company policies and procedures are consistent with industry norms; and
▪The scope of the resolution.
Hydraulic Fracturing
General Recommendation: Generally vote for proposals requesting greater disclosure of a company's (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:
▪The company's current level of disclosure of relevant policies and oversight mechanisms;
▪The company's current level of such disclosure relative to its industry peers;
▪Potential relevant local, state, or national regulatory developments; and

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▪Controversies, fines, or litigation related to the company's hydraulic fracturing operations.
Operations in Protected Areas
General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:
▪Operations in the specified regions are not permitted by current laws or regulations;
▪The company does not currently have operations or plans to develop operations in these protected regions; or
▪The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.
Recycling
General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:
▪The nature of the company’s business;
▪The current level of disclosure of the company's existing related programs;
▪The timetable and methods of program implementation prescribed by the proposal;
▪The company’s ability to address the issues raised in the proposal; and
▪How the company's recycling programs compare to similar programs of its industry peers.
Sustainability Reporting
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
▪The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
▪The company has formally committed to the implementation of a reporting program based on Global
Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.
Water Issues
General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:
▪The company's current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
▪Whether or not the company's existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
▪The potential financial impact or risk to the company associated with water-related concerns or issues; and
▪Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

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General Corporate Issues
Charitable Contributions
General Recommendation: Vote against proposals restricting a company from making charitable contributions.
Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.
Data Security, Privacy, and Internet Issues
General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:
▪The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;
▪Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;
▪The scope of business involvement and of investment in countries whose governments censor or monitor the
Internet and other telecommunications;
▪Applicable market-specific laws or regulations that may be imposed on the company; and
▪Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.
ESG Compensation-Related Proposals
General Recommendation: Vote case-by-case on proposals seeking a report or additional disclosure on the company's approach, policies, and practices on incorporating environmental and social criteria into its executive compensation strategy, considering:
▪The scope and prescriptive nature of the proposal;
▪The company's current level of disclosure regarding its environmental and social performance and governance;
▪The degree to which the board or compensation committee already discloses information on whether it has considered related E&S criteria; and
▪Whether the company has significant controversies or regulatory violations regarding social or environmental issues.
Human Rights, Human Capital Management, and International
Operations
Human Rights Proposals
General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

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Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
▪The degree to which existing relevant policies and practices are disclosed;
▪Whether or not existing relevant policies are consistent with internationally recognized standards;
▪Whether company facilities and those of its suppliers are monitored and how;
▪Company participation in fair labor organizations or other internationally recognized human rights initiatives;
▪Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
▪Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
▪The scope of the request; and
▪Deviation from industry sector peer company standards and practices.
Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:
▪The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;
▪The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;
▪Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and
▪Whether the proposal is unduly burdensome or overly prescriptive.
Mandatory Arbitration
General Recommendation: Vote case-by-case on requests for a report on a company’s use of mandatory arbitration on employment-related claims, taking into account:
▪The company's current policies and practices related to the use of mandatory arbitration agreements on workplace claims;
▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to the use of mandatory arbitration agreements on workplace claims; and
▪The company's disclosure of its policies and practices related to the use of mandatory arbitration agreements compared to its peers.
Operations in High-Risk Markets
General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:
▪The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;
▪Current disclosure of applicable risk assessment(s) and risk management procedures;
▪Compliance with U.S. sanctions and laws;
▪Consideration of other international policies, standards, and laws; and
▪Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in "high-risk" markets.

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Outsourcing/Offshoring
General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:
▪Controversies surrounding operations in the relevant market(s);
▪The value of the requested report to shareholders;
▪The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and
▪The company’s existing human rights standards relative to industry peers.
Sexual Harassment
General Recommendation: Vote case-by-case on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment, taking into account:
▪The company's current policies, practices, oversight mechanisms related to preventing workplace sexual harassment;
▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to workplace sexual harassment issues; and
▪The company's disclosure regarding workplace sexual harassment policies or initiatives compared to its industry peers.
Weapons and Military Sales
General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.
Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.
Political Activities
Lobbying
General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying
(including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:
▪The company’s current disclosure of relevant lobbying policies, and management and board oversight;
▪The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
▪Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

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Political Contributions
General Recommendation: Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:
▪The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
▪The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and
▪Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.
Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.
Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Political Expenditures and Lobbying Congruency
General Recommendation: Generally vote case-by-case on proposals requesting greater disclosure of a company’s alignment of political contributions, lobbying, and electioneering spending with a company’s publicly stated values and policies, considering:
▪The company’s policies, management, board oversight, governance processes, and level of disclosure related to direct political contributions, lobbying activities, and payments to trade associations, political action committees, or other groups that may be used for political purposes;
▪The company’s disclosure regarding: the reasons for its support of candidates for public offices; the reasons for support of and participation in trade associations or other groups that may make political contributions;
and other political activities;
▪Any incongruencies identified between a company’s direct and indirect political expenditures and its publicly stated values and priorities.
▪Recent significant controversies related to the company’s direct and indirect lobbying, political contributions, or political activities.
Generally vote case-by-case on proposals requesting comparison of a company’s political spending to objectives that can mitigate material risks for the company, such as limiting global warming.
Political Ties
General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:
▪There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

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▪The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.
Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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8.Mutual Fund Proxies
Election of Directors
General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes
General Recommendation: For closed-end management investment companies (CEFs), vote against or withhold from nominating/governance committee members (or other directors on a case-by-case basis) at CEFs that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.
Converting Closed-end Fund to Open-end Fund
General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:
▪Past performance as a closed-end fund;
▪Market in which the fund invests;
▪Measures taken by the board to address the discount; and
▪Past shareholder activism, board activity, and votes on related proposals.
Proxy Contests
General Recommendation: Vote case-by-case on proxy contests, considering the following factors:
▪Past performance relative to its peers;
▪Market in which the fund invests;
▪Measures taken by the board to address the issues;
▪Past shareholder activism, board activity, and votes on related proposals;
▪Strategy of the incumbents versus the dissidents;
▪Independence of directors;
▪Experience and skills of director candidates;
▪Governance profile of the company; and
▪Evidence of management entrenchment.
Investment Advisory Agreements
General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:
▪Proposed and current fee schedules;
▪Fund category/investment objective;
▪Performance benchmarks;
▪Share price performance as compared with peers;
▪Resulting fees relative to peers; and
▪Assignments (where the advisor undergoes a change of control).

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Approving New Classes or Series of Shares
General Recommendation: Vote for the establishment of new classes or series of shares.
Preferred Stock Proposals
General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:
▪Stated specific financing purpose;
▪Possible dilution for common shares; and
▪Whether the shares can be used for antitakeover purposes.
1940 Act Policies
General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:
▪Potential competitiveness;
▪Regulatory developments;
▪Current and potential returns; and
▪Current and potential risk.
Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
Changing a Fundamental Restriction to a Nonfundamental Restriction
General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-
fundamental restriction, considering the following factors:
▪The fund's target investments;
▪The reasons given by the fund for the change; and
▪The projected impact of the change on the portfolio.
Change Fundamental Investment Objective to Nonfundamental
General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-
fundamental.
Name Change Proposals
General Recommendation: Vote case-by-case on name change proposals, considering the following factors:
▪Political/economic changes in the target market;
▪Consolidation in the target market; and
▪Current asset composition.

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Change in Fund's Subclassification
General Recommendation: Vote case-by-case on changes in a fund's sub-classification, considering the following factors:
▪Potential competitiveness;
▪Current and potential returns;
▪Risk of concentration; and
▪Consolidation in target industry.
Business Development Companies—Authorization to Sell Shares of Common Stock at a Price
below Net Asset Value
General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV)
if:
▪The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;
▪The sale is deemed to be in the best interests of shareholders by (1) a majority of the company's independent directors and (2) a majority of the company's directors who have no financial interest in the issuance; and
▪The company has demonstrated responsible past use of share issuances by either:
▪Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
▪Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.
Disposition of Assets/Termination/Liquidation
General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
▪Strategies employed to salvage the company;
▪The fund’s past performance; and
▪The terms of the liquidation.
Changes to the Charter Document
General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:
▪The degree of change implied by the proposal;
▪The efficiencies that could result;
▪The state of incorporation; and
▪Regulatory standards and implications.
Vote against any of the following changes:
▪Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
▪Removal of shareholder approval requirement for amendments to the new declaration of trust;
▪Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

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▪Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;
▪Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements; or
▪Removal of shareholder approval requirement to change the domicile of the fund.
Changing the Domicile of a Fund
General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:
▪Regulations of both states;
▪Required fundamental policies of both states; and
▪The increased flexibility available.
Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval
General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.
Distribution Agreements
General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:
▪Fees charged to comparably sized funds with similar objectives;
▪The proposed distributor’s reputation and past performance;
▪The competitiveness of the fund in the industry; and
▪The terms of the agreement.
Master-Feeder Structure
General Recommendation: Vote for the establishment of a master-feeder structure.
Mergers
General Recommendation: Vote case-by-case on merger proposals, considering the following factors:
▪Resulting fee structure;
▪Performance of both funds;
▪Continuity of management personnel; and
▪Changes in corporate governance and their impact on shareholder rights.
Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

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Reimburse Shareholder for Expenses Incurred
General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses.
When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.
Terminate the Investment Advisor
General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:
▪Performance of the fund’s Net Asset Value (NAV);
▪The fund’s history of shareholder relations; and
▪The performance of other funds under the advisor’s management.

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PROSPECTUS

RiverNorth Patriot ETF (FLDZ)
RiverNorth Enhanced Pre-Merger SPAC ETF (SPCZ)
Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.
April 30, 2024

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RIVERNORTH PATRIOT ETF - FUND SUMMARY
Investment Objective
The RiverNorth Patriot ETF (the “Patriot ETF” or the “Fund”) seeks capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.07%
Total Annual Fund Operating Expenses	0.77%

* Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$79	3 Years:	$246	5 Years:	$428	10 Years:	$954
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities, including common stock of mid-cap and large-cap companies, tied to the economy of the U.S. RiverNorth Capital Management, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, will consider a company to be tied to the U.S. economy if: 1) the company is organized under the laws of the U.S.; 2) the shares of the company are traded principally in the U.S.; and 3) the company generates at least 90% of its revenue from its activities in the U.S. In addition, to be eligible for inclusion in the Fund’s portfolio, a company must have, at the time of purchase, a market capitalization over $5 billion.
The portfolio will be constructed at the discretion of the Sub-Adviser. In constructing the Fund’s portfolio, the Sub-Adviser may consider a variety of factors, including its overall market sector and industry weighting, and no one factor is expected to be determinative of investment decisions. Weightings of positions and sectors and industries may be adjusted at any time at the discretion of the Sub-Adviser.
The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”).
Folds of Honor
The Sub-Adviser will donate a majority of its sub-advisory fee or 100% of the profit derived from its management of the Fund, whichever is greater, to the Folds of Honor Foundation, a charity focused on providing scholarships to families of veterans. Folds of Honor is a 501(c)(3) non‐profit organization, rated “4‐star” by Charity Navigator and platinum by GuideStar, that provides educational scholarships to the families of military men and women who have fallen or been disabled while on active duty in the United States
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armed forces. Since 2007, a cumulative average ratio of 91% of every dollar raised by Folds of Honor has been contributed to its scholarship program (91% in 2022), which has awarded approximately 52,000 in educational scholarships.
Impact Investing
The Fund is designed to provide an alternative approach to charity and seeks to deliver true impact investing. While “Impact Investing” can mean many things, the application of the term here is about delivering real dollars to a charity that directly supports education for the children and families of U.S. service members who were disabled or killed in action. The Fund is designed to deliver real world benefits to those in need now.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Management Risk. The Fund is actively managed and its ability to achieve its investment objective is dependent on the Sub-Adviser’s successful implementation of the Fund’s investment strategies.
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization
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companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the S&P 900 Index Total Return, which reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Return
The calendar year-to-date total return of the Fund as of March 31, 2024 was 9.45%. During the period of time shown in the bar chart, the highest quarterly return was 10.73% for the quarter ended December 31, 2023, and the lowest quarterly return was -13.94% for the quarter ended June 30, 2022.
Average Annual Total Returns
(for periods ended December 31, 2023)

RiverNorth Patriot ETF	1 Year	Since Inception (12/31/2021)
Return Before Taxes	12.18%	-0.58%
Return After Taxes on Distributions	11.82%	-0.92%
Return After Taxes on Distributions and Sale of Shares	7.48%	-0.45%
S&P 900 Index Total Return (reflects no deduction for fees, expenses, or taxes)	25.70%	1.63%
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Portfolio Management

Adviser	TrueMark Investments, LLC (the “Adviser”)
Sub-Adviser	RiverNorth Capital Management, LLC
Portfolio Managers	Patrick W. Galley, CFA® and Joseph Bailey, CFA® and CAIA have been the portfolio managers of the Fund since its inception in December 2021
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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RIVERNORTH ENHANCED PRE-MERGER SPAC ETF - FUND SUMMARY
Investment Objective
The RiverNorth Enhanced Pre-Merger SPAC ETF (the “Enhanced Pre-Merger SPAC ETF” or the “Fund”) seeks to preserve capital and provide incremental total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.89%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses*	0.01%
Total Annual Fund Operating Expenses	0.90%

* Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$92	3 Years:	$287	5 Years:	$498	10 Years:	$1,108
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Fund’s portfolio turnover rate was 132% of the average value of its portfolio.
Principal Investment Strategies
The Fund is actively managed using a strategy designed around the unique characteristics of “Pre-Combination” (defined below) SPAC securities. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in units made up of common stock, warrants and rights of U.S.-listed special purpose acquisition companies (“SPACs”). A warrant is a derivative that gives the holder the right, but not the obligation, to buy or sell a security at a certain price prior to the expiration of the warrant. A right is a privilege granted to existing holders of a company’s stock to receive additional shares of common stock before it is offered to the public.
A SPAC is a “blank check” company with no commercial operations that is designed to raise capital via an initial public offering (“IPO”) for the purpose of engaging in a merger, acquisition, reorganization, or similar business combination (a “Combination”) with one or more operating companies. Sponsors of SPACs typically pay the SPAC’s offering costs and underwriting fees and contribute all or a portion of its working capital in exchange for participation in the common stock and derivatives (such as warrants and rights) of the SPAC. A SPAC IPO typically involves the sale of units consisting of one share of common stock and a warrant or right (or portion of a warrant or right) to purchase common stock at a fixed price upon or after the consummation of a Combination. The capital raised in the IPO is typically placed into a trust. The proceeds of the IPO may be used only to consummate a Combination and for other limited purposes such as paying taxes owed by the SPAC. “Pre-Combination” SPACs (also referred to herein as “Pre-Merger” SPACs) are SPACs that are either seeking a target for a Combination or have not yet completed a Combination with an identified target. Pre-Combination SPACs often have predetermined time frames within which to consummate a Combination (typically two years) or the SPAC will seek to extend the time frame or liquidate.
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RiverNorth Capital Management, LLC (the “Sub-Adviser”), the Fund’s investment sub-adviser, is responsible for the day-to-day management of the Fund, subject to the oversight of TrueMark Investments, LLC (the “Adviser”), the Fund’s investment adviser. The investment universe for the Fund will be all Pre-Combination SPACs and their rights and warrants. Such SPACs may be formed, operated and listed in the U.S. or outside of the U.S. The Sub-Adviser will apply quantitative and qualitative analyses, including fundamental and technical analyses, to assess the relative risk/reward potential of the SPACs, in the investment universe and select those SPACs with the greatest risk/reward potential for investment by the Fund. The Sub-Adviser will also evaluate the sponsors of the SPACs as they are crucial to the success of a SPAC acquisition. SPAC sponsors will be evaluated based on the team’s strategy, experience, deal flow, and demonstrated track record in building enterprise value, which is a measure of the value of an operating business determined by calculating the company’s market cap plus total debt minus cash and cash equivalents. If management has any history of growing operating businesses, the Sub-Adviser will take into account their history. Additionally, the Sub-Adviser will evaluate a SPAC’s market value relative to the value of the Fund’s share of the SPAC to realize additional value for shareholders.
Weightings in the Fund will be determined by the Sub-Adviser based on its evaluation of the opportunities in the market. The Fund expects to participate in IPOs of SPACs, secondary market transactions, private placement in public equities and investments in vehicles formed by SPAC sponsors to hold founder shares, which are private rights and other interests issued by a SPAC.
In seeking to achieve the Fund’s investment objective, the Sub-Adviser will monitor the Fund’s portfolio and adjust positions based on changes in expectations of the investments or the availability of better alternatives. The Fund generally will not hold a SPAC’s common stock past the date on which it no longer has the ability to redeem the stock for its share of the underlying collateral held in trust. Instead, prior to the completion of a Combination, the Sub-Adviser intends to sell the SPAC’s shares if they are trading at a premium relative to the trust collateral or tender out of the shares using the Fund’s redemption rights. Warrants acquired during the SPAC lifecycle may be held by the Fund for as long as the Sub-Adviser believes they offer appropriate value for the Fund and its shareholders, even after a Combination has been completed.
In addition, to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”), the Fund may use swaps to seek to leverage the returns of the Fund’s portfolio. The use of leverage could magnify the Fund’s gains or losses.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in Pre-Merger SPACs (along with the warrants or rights issued in connection with the IPOs of SPACs).
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a lesser number of issuers than if it were a diversified fund. The SPACs in which the Fund invests will generally be small or mid-capitalization companies.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your investment in the Fund:
•Associated Risks of Pre-Combination SPACs. The Fund invests in equity securities, warrants and rights of SPACs, which raise funds to seek potential Combination opportunities. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking Combinations, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. In addition, the Fund may invest in vehicles formed by SPAC sponsors to hold founder shares, which may be subject to forfeiture or expire worthless and which generally have more limited liquidity than SPAC shares issued in an IPO. In addition, the Fund may invest in vehicles formed by SPAC sponsors to hold founder shares, which may be subject to forfeiture or expire worthless and which generally have more limited liquidity than SPAC shares issued in an IPO.
•Borrowing and Leverage Risk. Borrowing magnifies the potential for gain or loss by the Fund and, therefore, increases the possibility of fluctuation in the Fund’s NAV. This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s NAV may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing.
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Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will cause the Fund’s investment performance to decrease. Borrowing also may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.
•Counterparty Risk. Counterparty risk is the risk that a counterparty to Fund transactions (e.g., prime brokerage or securities lending arrangement or derivatives transaction) will be unable or unwilling to perform its contractual obligation to the Fund. The Fund may use swap agreements to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, indexes, rates or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on Fund performance. The successful use of derivatives generally depends on the ability to predict market movements. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Sub-Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. The Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.
◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stock, warrants, and rights are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
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◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Illiquidity Risk. Illiquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid investments at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.
•Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Management Risk. The Sub-Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Adviser’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.
•Market Capitalization Risk.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
•Rights and Warrants Risk. The Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. Rights and
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warrants involve the risk that the Fund could lose the purchase value of the right or warrant if the right or warrant is not exercised or sold prior to its expiration.
◦Post-Combination SPAC Warrants. Although the Fund generally will not hold the common stock of a Post-Combination SPAC, the Fund may hold warrants to buy the stock of companies that are derived from a SPAC. Post-Combination SPACs may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. Post-Combination SPACs are thus often subject to extreme price volatility and speculative trading. The stocks underlying the warrants may have above average price appreciation that may not continue and the performance of these stocks may not replicate the performance exhibited in the past, which could adversely affect the value of the warrants the Fund holds.
•Transactions in Cash Risk. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments at an inopportune time to obtain the cash needed to pay redemption proceeds. This may cause the Fund to incur certain costs, such as brokerage costs, and to recognize gains or losses that it might not have incurred if it had paid redemption proceeds in kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than an ETF that redeems in kind. In addition, the costs imposed on the Fund will decrease the Fund’s NAV unless such costs are offset by a transaction fee payable by an AP.
Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the ICE BofA 0-3 Year U.S. Treasury Index, which reflects a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.true-shares.com.
Calendar Year Return
The calendar year-to-date total return of the Fund as of March 31, 2024 was 1.77%. During the period of time shown in the bar chart, the highest quarterly return was 2.03% for the quarter ended March 31, 2023, and the lowest quarterly return was 0.16% for the quarter ended December 31, 2023.
Average Annual Total Returns
(for periods ended December 31, 2023)

RiverNorth Enhanced Pre-Merger SPAC ETF	1 Year	Since Inception (7/11/2022)
Return Before Taxes	5.71%	5.25%
Return After Taxes on Distributions	3.75%	3.86%
Return After Taxes on Distributions and Sale of Shares	3.48%	3.47%
ICE BofA 0-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	4.55%	2.99%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
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Portfolio Management

Adviser	TrueMark Investments, LLC
Sub-Adviser	RiverNorth Capital Management, LLC
Portfolio Managers	Patrick W. Galley, CFA® and Eric Pestrue, CFA® have been the portfolio managers of the Fund since its inception in June, 2022.
Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through a broker or dealer at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. The difference in the bid and ask prices is referred to as the “bid-ask spread.”
Recent information regarding the Fund’s NAV, market price, how often Shares traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.true-shares.com.
Tax Information
The Fund’s distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT THE FUNDS
Investment Objectives
Each Fund’s investment objective may be changed by the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”) without shareholder approval upon written notice to shareholders.
Principal Investment Strategies
The following information is in addition to, and should be read along with, the description of each Fund’s principal investment strategies in each section titled “Fund Summary—Principal Investment Strategies” above.
As it pertains to the Enhanced Pre-Merger SPAC ETF, in accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in Pre-Merger SPACs (along with the warrants or rights issued in connection with the IPOs of SPACs). Such policy may be changed without shareholder approval upon 60 days’ written notice to the Fund’s shareholders.
Temporary Defensive Positions.
To respond to adverse market, economic, political, or other conditions, each Fund may invest up to 100% of its assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents, or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares, and other money market instruments.
Principal Investment Risks
An investment in a Fund entails risks. A Fund could lose money, or its performance could trail that of other investment alternatives. The following provides additional information about each Fund’s principal risks. It is important that investors closely review and understand these risks before making an investment in a Fund. Each risk applies to each Fund unless otherwise specified. Just as in each Fund’s summary section, the principal risks below are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the applicable Fund, regardless of the order in which it appears.
•Associated Risks of Pre-Combination SPACs (Enhanced Pre-Merger SPAC ETF only). The Fund invests in equity securities and warrants and rights of SPACs, which raise assets to seek potential Combination opportunities. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. If a Combination that meets the requirements for the SPAC is not completed within a pre-established period of time (e.g., 18-24 months), the invested funds are returned to the entity’s shareholders. Because SPACs have no operating history or ongoing business other than seeking Combinations, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a Pre-Combination SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combinations that are completed will be profitable. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale. SPACs may also encounter intense competition from other entities having a similar business objective, such as private investors or investment vehicles and other SPACs, competing for the same Combination opportunities, which could make completing an attractive Combination more difficult. In certain circumstances, the Fund may continue to hold the warrants and rights of companies that were issued by a SPAC after the relevant Combination occurs. In addition, the Fund may invest in vehicles formed by SPAC sponsors to hold founder shares, which may be subject to forfeiture or expire worthless and which generally have more limited liquidity than SPAC shares issued in an IPO.
•Borrowing and Leverage Risk (Enhanced Pre-Merger SPAC ETF only). Borrowing magnifies the potential for gain or loss by the Fund and, therefore, increases the possibility of fluctuation in the Fund’s net asset values. This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing. Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will cause the Fund’s investment performance to decrease.
•Counterparty Risk (Enhanced Pre-Merger SPAC ETF only). Counterparty risk is the risk that a counterparty to Fund transactions (e.g., prime brokerage or securities lending arrangement or derivatives transaction) will be unable or unwilling to perform its contractual obligation to the Fund. Counterparty risk is the risk that a counterparty to Fund transactions (e.g., prime brokerage or securities lending arrangement or derivatives transaction) will be unable or unwilling to perform its contractual
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obligation to the Fund. The Fund may use swap agreements to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
•Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, funds (such as a Fund) and their service providers may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause a Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of a Fund, the Adviser, the Sub-Adviser or a Fund’s other service providers, market makers, APs, a Fund’s primary listing exchange or the issuers of securities in which such Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders. For instance, cyber-attacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Shares, and other data integral to the functioning of a Fund inaccessible or inaccurate or incomplete. A Fund also may incur substantial costs for cybersecurity risk management to prevent cyber incidents in the future. A Fund and its respective shareholders could be negatively impacted as a result.
•Derivatives Risk (Enhanced Pre-Merger SPAC ETF only). Put and call options are referred to as “derivative” instruments since their values are based on, or derived from, an underlying reference asset, such as an index. Derivatives can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. Other risks of investments in derivatives include risks that the transactions may result in losses that partially or completely offset gains in portfolio positions, risks associated with leverage, and risks that the derivative transaction may not be liquid.
◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
•Equity Market Risk. The equity securities held in a Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which a Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. Each Fund is an ETF and, as a result of its structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to
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perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors also will incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. Because securities held by a Fund may trade on foreign exchanges that are closed when a Fund’s primary listing exchange is open, each Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading Risk. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Foreign Securities Risk (Enhanced Pre-Merger SPAC ETF only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Illiquidity Risk (Enhanced Pre-Merger SPAC ETF only). Illiquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid investments at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.
•Limited Operating History Risk (Enhanced Pre-Merger SPAC ETF only). The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
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•Management Risk. Each Fund is actively managed and its ability to achieve its investment objective is dependent on the Sub-Adviser’s successful implementation of the Fund’s investment strategies.
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk (Patriot ETF only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦Small-Capitalization Investing Risk (Enhanced Pre-Merger SPAC ETF only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•Market Risk. Market risks, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Fund’s Shares. Each Fund is subject to the risk that the prices of, and the income generated by, securities held by the Fund may decline significantly and/or rapidly in response to adverse conditions or other developments, such as interest rate fluctuations, and events directly involving specific issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Such events may cause the value of securities owned by a Fund to go up or down, sometimes rapidly or unpredictably. There also is a risk that policy and legislative changes by the U.S. Government and/or Federal Reserve, or certain foreign governments and central banks, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund. These events may lead to periods of volatility and increased redemptions, which could cause a Fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
Local, regional, or global events, such as war, acts of terrorism, natural disasters, public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The COVID-19 pandemic, Russia’s invasion of Ukraine, the Israel-Hamas conflict, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, and severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, strained healthcare systems, disruptions to supply chains , large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events, and widespread uncertainty regarding the long-term effects of such events. These or similar events could be prolonged and could adversely affect the value and liquidity of a Fund’s investments, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance. Further, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
•Non-Diversification Risk. Because each Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Fund’s performance.
•Rights and Warrants Risk (Enhanced Pre-Merger SPAC ETF only). The Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but
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only the right to buy them. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that the Fund could lose the purchase value of the right or warrant if the right or warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the right or warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.
◦Post-Combination SPAC Warrants. Although the Fund generally will not hold the common stock of a Post-Combination SPAC, the Fund may hold warrants to buy the stock of companies that are derived from a SPAC. Post-Combination SPACs may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. Post-Combination SPACs are thus often subject to extreme price volatility and speculative trading. The stocks underlying the warrants may have above average price appreciation that may not continue and the performance of these stocks may not replicate the performance exhibited in the past, which could adversely affect the value of the warrants the Fund holds.
•Transactions in Cash Risk (Enhanced Pre-Merger SPAC ETF only). Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments at an inopportune time to obtain the cash needed to pay redemption proceeds. This may cause the Fund to incur certain costs, such as brokerage costs, and to recognize gains or losses that it might not have incurred if it had paid redemption proceeds in kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than an ETF that redeems in kind. In addition, the costs imposed on the Fund will decrease the Fund’s NAV unless such costs are offset by a transaction fee payable by an AP.
PORTFOLIO HOLDINGS INFORMATION
Information about each Fund’s daily portfolio holdings is available at www.true-shares.com. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (the “SAI”).
MANAGEMENT
Investment Adviser
TrueMark Investments, LLC, a Delaware limited liability company located at 433 West Van Buren Street, 1150-E, Chicago, Illinois 60607, serves as the investment adviser for the Funds. The Adviser oversees the day-to-day operations of the Funds, subject to the general supervision and oversight of the Board of Trustees (the “Board”) and the officers of Listed Funds Trust (the “Trust”). The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. The Adviser is an SEC-registered investment adviser formed in 2019.
The Adviser continuously reviews, supervises, and administers each Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser. The Board supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. For the services it provides to the Funds, the Adviser is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets as set forth in the table below.

Fund	Management Fee
RiverNorth Patriot ETF	0.70%
RiverNorth Enhanced Pre-Merger SPAC ETF	0.89%
Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Advisory Agreement”), the Adviser has agreed to pay all expenses of the Funds except the fee payable to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.
A discussion of the basis for the Board’s approval of the continuation of Advisory Agreement for the Funds is available in the Funds’ Annual Report to Shareholders for the period ended December 31, 2023.
Investment Sub-Adviser
Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), RiverNorth Capital Management, LLC, a Delaware limited liability company located at 360 South Rosemary Avenue, Suite 1420, West Palm Beach, Florida 33401, manages the day-to-day investment of each Fund’s assets, subject to the supervision of the Adviser and the Board. An SEC-registered investment adviser formed in 2000, the Sub-Adviser is majority owned by RiverNorth Financial Holdings, LLC.
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The Sub-Adviser is responsible for trading the Funds’ portfolio investments, including selecting broker-dealers to execute purchase and sale transactions of the Funds. For the services it provides with respect to each Fund, the Sub-Adviser is entitled to a fee payable by the Adviser, which fee is calculated daily and paid monthly, as set forth in the table below.

Fund	Sub-Advisory Fee
RiverNorth Patriot ETF	0.60% based on the daily net assets of the Fund
RiverNorth Enhanced Pre-Merger SPAC ETF	75% of the Adviser’s net profits*
* “Net profits” refers to the amount remaining (if any) of the advisory fee following the payment of the Fund’s operating expenses by the Adviser.
A discussion of the basis for the Board’s approval of the Sub-Advisory Agreement for the Funds is available in the Funds’ Annual Report to Shareholders for the period ended December 31, 2023.
Portfolio Managers
The individuals identified below (collectively, the “Portfolio Managers”) are responsible for day-to-day management of each Fund’s portfolio, as indicated.

Fund	Portfolio Managers
RiverNorth Patriot ETF	Patrick W. Galley and Joseph Bailey
RiverNorth Enhanced Pre-Merger SPAC ETF	Patrick W. Galley and Eric Pestrue
Patrick W. Galley, CFA® joined the Sub-Adviser in 2004 and serves as Chief Executive Officer and Chief Investment Officer. Prior to joining the Sub-Adviser, Mr. Galley was Vice President at Bank of America in the Global Investment Bank’s Portfolio Management group where he specialized in analyzing and structuring corporate transactions for investment management firms in addition to closed-end and open-end funds, hedge funds, fund of funds, structured investment vehicles and insurance/reinsurance companies. He graduated with honors from Rochester Institute of Technology with a B.S. in Finance. Mr. Galley is a CFA charterholder and member of the CFA Institute and the CFA Society of Chicago.
Joseph Bailey, CFA® and CAIA, joined the Sub-Adviser in 2017 and serves as a Portfolio Manager and Investment Analyst. Mr. Bailey supports the firm’s business development, marketing and investment teams, providing analytical insights and developing processes to enhance efficiency. Prior to joining the Sub-Adviser, he worked at a venture capital firm where he focused on market analysis and outreach. Mr. Bailey graduated from Loyola University Chicago with a B.S. in Biology where he also earned his M.S. in Finance. He is a CFA and CAIA charterholder and member of the CFA Institute and CFA Society of Chicago.
Eric Pestrue, CFA® serves as Senior Investment Analyst for the Sub-Adviser. He is responsible for assisting with research and trading. Prior to joining the Sub-Adviser, Mr. Pestrue was a Project Manager in Morningstar’s Data division, where he worked extensively on the closed-end fund database and led the creation of the unit investment trust database. Prior to Morningstar, he was a Quantitative Research Analyst with First Trust Portfolios where he helped back-test quantitative investment strategies and select holdings for unit investment trusts. Mr. Pestrue graduated from the University of Michigan with a B.A. in Economics and earned his MBA, with honors, from the University of Chicago Booth School Of Business. He is a CFA Charterholder and member of the CFA Institute and the CFA Society of Chicago.
The Funds’ SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares.
Other Service Providers
Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), serves as the principal underwriter and distributor of each Fund’s Shares. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by a Fund and is not affiliated with the Adviser, Sub-Adviser, or any of their respective affiliates.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the administrator and transfer agent for the Funds.
U.S. Bank National Association, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian for the Funds.
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Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Trust.
Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.
HOW TO BUY AND SELL SHARES
Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (the “DTC”) or its nominee is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.
Frequent Purchases and Redemptions of Shares
The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly from the Funds, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and lead to the realization of capital gains. The Funds’ fair valuation of their holdings consistent with the 1940 Act and Rule 2a-5 thereunder and their ability to impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades help to minimize the potential adverse consequences of frequent purchases and redemptions.
Determination of Net Asset Value
Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV for a Fund is calculated by dividing the applicable Fund’s net assets by its Shares outstanding.
In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. For example, a Fund generally values equity securities at their readily available market quotations. If such information is not available for an investment held by a Fund or is determined to be unreliable, the investment will be valued by the Adviser at fair value pursuant to procedures established by the Adviser and approved by the Board (as described below).
Fair Value Pricing
The Adviser has been designated by the Board as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been de-listed or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is
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materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, a Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act and the rules thereunder limit investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with such Fund.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions
Each Fund intends to pay out dividends in cash, if any, and distribute any net realized capital gains to its shareholders at least annually. Each Fund will declare and pay capital gain distributions in cash, if any. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Taxes
The following discussion is a summary of certain important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws. This summary does not apply to Shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to Shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.
Each Fund has elected and intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on an Exchange, and when you purchase or redeem Creation Units (APs only).
Taxes on Distributions
Each Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.
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Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. For such dividends to be taxed as qualified dividend income to a non-corporate shareholder, a Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of such Fund’s Shares. Holding periods may be suspended for these purposes for stock that is hedged.
Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from a Fund.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).
You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your Shares from non-U.S. shareholders generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.
A Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.
Taxes When Shares Are Sold on the Exchange
Provided that a shareholder holds Shares as capital assets, any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service (“IRS”) may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
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A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. A Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Net Investment Income Tax
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Foreign Investments by a Fund
Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.
DISTRIBUTION PLAN
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
Information regarding how often each Fund’s Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its NAV is available on the Funds’ website at www.true-shares.com.
ADDITIONAL NOTICES
The Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of the Shares.
Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser, the Sub-Adviser, and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly.
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FINANCIAL HIGHLIGHTS
The following financial highlights table shows the financial performance information for each Fund’s five most recent fiscal years (or the life of a Fund, if shorter). Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that you would have earned or lost on an investment in a Fund (assuming you reinvested all distributions). This information has been audited by Cohen & Company, Ltd., the independent registered public accounting firm of the Funds, whose report, along with each Fund’s financial statements, is included in the Funds’ Annual Report, which is available upon request.
RiverNorth Patriot ETF
For a Share Outstanding Throughout each Period

	For the year 01/01/2023 - 12/31/2023	For the year 01/01/2022 - 12/31/2022	For the period 12/31/2021(6) - 12/31/2021
Net Asset Value, Beginning of Period	$21.70	$25.00	$25.00

Income from Investment Operations
Net investment income (loss)(1)	0.32	0.34	—
Net realized and unrealized gain (loss) on investments	2.32	(3.31)	—
Total from investment operations	2.64	(2.97)	—

Less Distributions Paid From
Net investment income	(0.33)	(0.33)	—
Return of capital	—	(0.00)(7)	—
Net realized gains	—	—	—
Total distributions paid	(0.33)	(0.33)	—

Net Asset Value, End of Period	$24.01	$21.70	$25.00

Ratios/Supplemental Data
Total return, at NAV(3)(4)	12.18%	(11.89)%	—%
Total return, at Market(3)(4)	12.16%	(11.90)%	—%
Net assets, end of period (000’s)	$3,362	$3,255	$1,250

Ratios to Average Net Assets of:
Expenses(2)	0.70%	0.70%	0.70%
Net investment income (loss)(2)	1.43%	1.50%	—%
Portfolio turnover rate(4)(5)	46%	31%	—%
(1) Per share net investment income (loss) was calculated using average shares outstanding.
(2) Annualized for periods less than one year.
(3) Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4) Not annualized for periods less than one year.
(5) Excludes in-kind transactions associated with creations and redemptions of the Fund.
(6) Commencement of Operations.
(7) Less than $(0.005).
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RiverNorth Enhanced Pre-Merger SPAC ETF
For a Share Outstanding Throughout the Period

	For the year 01/01/2023 - 12/31/2023	For the period 07/11/2022(6) - 12/31/2022
Net Asset Value, Beginning of Period	$25.45	$25.00

Income from Investment Operations:
Net investment income (loss)(1)	(0.14)	(0.09)
Net realized and unrealized gain (loss) on investments	1.62	0.60
Total from investment operations	1.48	0.51

Less Distributions Paid From
Net investment income	(0.73)	(0.06)
Return of capital	—	—
Net realized gains	(0.56)	—
Total distributions paid	(1.29)	(0.06)

Net Asset Value, End of Period	$25.64	$25.45

Supplemental Data and Ratios:
Total return, at NAV(3)(4)	5.71%	2.02%
Total return, at Market(3)(4)	5.95%	2.18%
Net assets, end of period (000’s)	$5,769	$3,818

Ratios to Average Net Assets of:
Expenses(2)	0.89%	0.89%
Net investment income (loss)(2)	(0.55)%	(0.76)%
Portfolio turnover rate(4)(5)	132%	43%
(1) Per share net investment income (loss) was calculated using average shares outstanding.
(2) Annualized for periods less than one year.
(3) Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4) Not annualized for periods less than one year.
(5) Excludes in-kind transactions associated with creations and redemptions of the Fund.
(6) Commencement of Operations.
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RiverNorth Patriot ETF
RiverNorth Enhanced Pre-Merger SPAC ETF

Adviser	TrueMark Investments, LLC 433 West Van Buren Street, 1150-E Chicago, Illinois 60607	Transfer Agent and Administrator	U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Sub-Adviser	RiverNorth Capital Management, LLC 360 South Rosemary Avenue, Suite 1420 West Palm Beach, Florida 33401	Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212	Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004-2541
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, Ohio 44115

Investors may find more information about the Funds in the following documents:
Statement of Additional Information: The Funds’ SAI provides additional details about the investments of the Funds and certain other additional information. The SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders and in Form N-CSR. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.
You can obtain free copies of these documents request other information or make general inquiries about the Funds by contacting the Funds at c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004.
Shareholder reports and other information about the Funds also are available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•Free of charge from the Funds’ Internet web site at www.true-shares.com; or
•For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-23226)

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RiverNorth Patriot ETF(FLDZ)
RiverNorth Enhanced Pre-Merger SPAC ETF (SPCZ)
each a series of Listed Funds Trust
Listed on the Cboe BZX Exchange, Inc.

STATEMENT OF ADDITIONAL INFORMATION
April 30, 2024
This Statement of Additional Information (the “SAI”) is not a prospectus and should be read in conjunction with the prospectus of the RiverNorth Patriot ETF (the “Patriot ETF”) and the RiverNorth Enhanced Pre-Merger SPAC ETF (the “Enhanced Pre-Merger SPAC ETF”) (each, a “Fund,” and collectively, the “Funds”), each a series of Listed Funds Trust (the “Trust”), dated April 30, 2024, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained, without charge, by calling the Funds at 1-800-617-0004, visiting www.true-shares.com, or writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
The Funds’ audited financial statements for the most recent fiscal year are incorporated into this SAI by reference to the Funds’ most recent Annual Report to Shareholders (File No. 811-23226). You may obtain a copy of the Funds’ Annual Report at no charge by contacting the Funds at the address or phone number noted above.
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GENERAL INFORMATION ABOUT THE TRUST
The Trust is an open-end management investment company consisting of multiple investment series. This SAI relates only to the Funds. The Trust was organized as a Delaware statutory trust on August 26, 2016. The Trust is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (together with the rules and regulations adopted thereunder, the “1940 Act”), as an open-end management investment company, and the offering of each Fund’s shares (collectively, the “Shares”) is registered under the Securities Act of 1933 (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”).
TrueMark Investments, LLC (the “Adviser”) serves as the Funds’ investment adviser and RiverNorth Capital Management, LLC (the “Sub-Adviser”) serves as the Funds’ investment sub-adviser.
Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security or other instrument in a Fund’s portfolio. Shares are listed on the Cboe BZX Exchange, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares also are redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of each Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS
Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Non-Diversification
Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its total assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The securities of a particular issuer may constitute a greater portion of a Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”). In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in a Fund’s portfolio.
Although each Fund is non-diversified for purposes of the 1940 Act, the Funds intend to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” (“RIC”) within the meaning of Subchapter M of the Code. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Funds and may make it less likely that the Funds will meet their investment objectives. To qualify as a RIC under the Code, a Fund must meet the Diversification Requirement described in the section titled “Federal Income Taxes” in this SAI.
General Risks
The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.
There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the
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value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Cybersecurity Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber-attacks affecting a Fund or the Adviser, Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact a Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. A Fund also may incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks also are present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers and may cause a Fund’s investments in such portfolio companies to lose value.
Recent Events. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers experienced particularly large losses as a result of these disruptions. Although the immediate effects of the COVID-19 pandemic have dissipated, global markets and economies continue to contend with the ongoing and long-term impact of the COVID-19 pandemic and the resultant market volatility and economic disruptions. It is unknown how long events related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
Geopolitical tensions introduce uncertainty into global markets. Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth.
Similarly, escalations beginning in October 2023 of the ongoing Israel-Hamas conflict present a potential risk for wider conflict that could negatively affect financial markets due to a myriad of interconnected factors. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. For example, the Red Sea crisis has led to disruption of international maritime trade and the global supply chain, which has had a direct impact on countries and regions that rely on such routes for the supply of energy and/or food and companies that typically ship goods or receive components by way of the Red Sea. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. Furthermore, the U.S.’s diplomatic ties and commitments in the region mean that it might become more directly involved, either diplomatically or militarily, diverting attention and resources. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, even if the Fund does not have direct exposure.
DESCRIPTION OF PERMITTED INVESTMENTS
The following are descriptions of the Funds’ permitted investments and investment practices and the associated risk factors. A Fund will only invest in any of the following instruments, or ETFs that invest in such instruments, or engage in any of the following investment practices if such investment or activity is consistent with that Fund’s investment objective and permitted by the Fund’s stated investment policies.
Borrowing
Although the Patriot ETF does not intend to borrow money, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Patriot ETF may borrow up to one-third (1/3) of its total assets. The Patriot ETF will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Patriot ETF also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
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The Enhanced Pre-Merger SPAC ETF may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per share of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.
The Enhanced Pre-Merger SPAC ETF also may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.
Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Enhanced Pre-Merger SPAC ETF also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition to the foregoing, the Enhanced Pre-Merger SPAC ETF is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement.
Depositary Receipts
To the extent a Fund invests in stocks of foreign corporations, such Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.
Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
The Funds will not invest in any unlisted depositary receipts or any depositary receipt that the Adviser or Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, a Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.
Equity Securities
Equity securities, such as the common stock of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio also may cause the value of such Fund’s Shares to decline.
An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or
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holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
Types of Equity Securities:
Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks — Preferred stocks also are units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Initial Public Offerings (“IPOs”) — IPOs may be more volatile than other securities, and may have a magnified performance impact on funds with small asset bases. The impact of IPOs on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund’s investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.
Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security, preferred stock or the common shares of publicly listed special purpose acquisition companies (“SPACs”) and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Large-Capitalization Companies — Investments in large-capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large-capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.
Small- and Mid-Capitalization Companies — The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger
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capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Tracking Stocks — A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company, and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Illiquid Investments
A Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of the Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and the Fund’s policies and procedures.
A Fund may not be able to sell illiquid securities when the Adviser or Sub-Adviser, as applicable, considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.
Investment Company Securities
The Funds may invest in the securities of other investment companies, including ETFs and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and the rules thereunder. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of such Fund) having an aggregate value in excess of 10% of the value of the total assets of the applicable Fund. Under certain circumstances, including in compliance with Rule 12d1-4 under the 1940 Act, the Funds may invest its assets in securities of investment companies, including money market funds, in excess of the limits discussed above.
Investing in another pooled vehicle exposes a Fund to all the risks of that pooled vehicle. In addition, if a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Other Short-Term Instruments
The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A‑1” by S&P or, if unrated, of comparable quality as determined by the Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Real Estate Investment Trusts (“REITs”)
A U.S. REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities;
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derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development, or long-term loans.
REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors also may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Repurchase Agreements
Each Fund may invest in repurchase agreements with commercial banks, brokers, or dealers to generate income from its excess cash balances and to invest in securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the applicable Fund and is unrelated to the interest rate on the underlying instrument.
In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.
The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
Securities Lending
Each Fund may lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of each Fund’s loans permit it to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the applicable Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Funds may pay fees to arrange for securities loans.
The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market
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value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the applicable Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, a Fund will have to cover the loss when repaying the collateral.
Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of a Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.
Special Purpose Acquisition Companies
Each Fund may, and the Enhanced Pre-Merger SPAC ETF intends to, invest in stock, warrants, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expense, and any warrants issued by the SPAC will expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, may be traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale. In addition, the Fund may invest in vehicles formed by SPAC sponsors to hold founder shares. Founder shares are generally subject to all of the risks of SPACs (including the risk that the founder shares will expire worthless to the extent an acquisition or merger is not completed). Founder shares are also subject to restrictions on transferability, which significantly reduces their liquidity. In addition, an investor in founder shares may be required to forfeit all or a portion of any founder shares it holds, including, for example, (i) if the investor does not purchase additional units of the SPAC pursuant to the terms of any forward purchase agreement it enters into; (ii) if the investor sells shares that it purchased in the IPO prior to the SPAC effecting a merger or acquisition; or (iii) if the SPAC’s sponsor forfeits its founders shares to effect a merger or acquisition.
Swap Agreements
Each Fund may, and the Enhanced Pre-Merger SPAC ETF intends to, enter into swap agreements, including total return swaps. Rule 18f-4 under the 1940 Act imposes requirements on the use of certain derivatives, including swaps, by a Fund that may oblige the Fund to make payments or incur additional obligations in the future. Rule 18f-4 imposes limits on the amount of leverage risk to which a Fund can be exposed through such transactions. If a Fund’s derivatives exposure is more than 10% of its net assets, it must apply a value-at-risk (“VaR”) test to limit its use of derivatives, establish and maintain a derivatives risk management program, and appoint a derivatives risk manager to implement such program.
New rules and regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The costs of derivatives transactions also may increase due to regulatory requirements imposed on clearing members, which may cause clearing members to raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. Certain aspects of these regulations are still being implemented, so their potential impact on a Fund and the financial system are not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the mechanisms imposed under the regulations will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose a Fund to new kinds of risks and costs.
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A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested in a basket of securities representing a particular index). A total return swap is a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, a basket of loans, or bonds. The asset is owned by the party receiving the set rate payment.
Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Because they are two-party contracts which may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of a Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Sub-Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. For example, a Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The Adviser, under the oversight of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.
Swap agreements generally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, the Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. However, total return swaps can have the potential for unlimited losses.
The use of swap agreements is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Tax Risks
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account (“IRA”), you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.
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U.S. Government Securities
Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass- through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi- annually and repay the principal at maturity.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including a Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. In August 2023, Fitch Ratings also downgraded its U.S. debt rating from AAA to AA+, citing expected fiscal deterioration over the next three years and repeated down-to-the-wire debt ceiling negotiations. While Moody’s sovereign credit rating for the U.S. remains AAA, the agency changed the outlook from stable to negative in November 2023, signaling an increased risk of the potential for a downgrade.
An increase in national debt levels also may necessitate the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. Future downgrades could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.
When-Issued Securities
A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
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Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership.
INVESTMENT RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of a Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of a Fund present at the meeting if the holders of more than 50% of a Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.
Except with the approval of a majority of the outstanding voting securities, each Fund will not:
1.Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.*
2.Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
3.Make loans, except to the extent permitted under the 1940 Act.
4.Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.
5.Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
6.Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
In addition to the investment restriction adopted as fundamental policies as set forth above, the Enhanced Pre-Merger SPAC ETF observes the following non-fundamental restriction, which may be changed without a shareholder vote.
1.Under normal circumstances, at least 80% of the Enhanced Pre-Merger SPAC ETF’s net assets (plus the amount of any borrowing for investment purposes) will be invested in Pre-Merger SPACs (along with the warrants or rights issued in connection with the IPOs of SPACs). Such policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:
Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).
Senior Securities. For purposes of fundamental policy no. 2 above, senior securities may include any obligation or instrument constituting a security issued by a Fund and evidencing indebtedness or a future payment obligation. The 1940 Act generally prohibits funds from issuing senior securities other than borrowing from a bank subject to specific asset coverage requirements. The 1940 Act prohibitions and restrictions on the issuance of senior securities are designed to protect shareholders from the potentially adverse effects of a fund’s issuance of senior securities, including, in particular, the risks associated with excessive leverage of a fund’s assets. Certain types of derivatives give rise to future payment obligations and therefore, also may be considered to be senior securities. Rule 18f-4 under the 1940 Act permits funds that comply with the conditions therein to enter into certain types of derivatives transactions notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act. To the extent consistent with its investment strategies, a Fund may invest in derivatives in compliance with the conditions set forth in Rule 18f-4 under the 1940 Act.
Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.
Real Estate and Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.
Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.
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* For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective depositary receipt.
EXCHANGE LISTING AND TRADING
Shares are listed for trading and trade throughout the day on the Exchange.
There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares under any of the following circumstances: (i) if any of the requirements set forth in the Exchange rules are not continuously maintained, including compliance with Rule 6c-11(c) under the 1940 Act; (ii) if, following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of such Fund; or (iii) if such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.
MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and its series are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.
The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Sub-Adviser, the Distributor, or the Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of a Fund. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.
The Board’s role in risk oversight begins before the inception of the Funds, at which time certain of the Funds’ service providers present the Board with information concerning the investment objectives, strategies and risks of the Funds as well as proposed investment limitations for the Funds. Additionally, the Adviser and the Sub-Adviser provide the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function of various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Sub-Adviser, and other service providers such as the Funds’ independent registered public accounting firm, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.
The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and the Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Advisory Agreement (defined below) with the Adviser, and the Sub-Advisory Agreement with the Sub-Adviser, the Board or its designee may meet with the Adviser and/or the Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and the Sub-Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments, including, for example, portfolio holdings schedules.
The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser or Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and the Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Funds’ independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information
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required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.
From their review of these reports and discussions with the Adviser and the Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser, the Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.
Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). The Chairman of the Board, Paul R. Fearday, is an interested person of the Trust as that term is defined in the 1940 Act.
The Board is comprised of a super-majority (75 percent) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved charter. The Trust has not designated a lead Independent Trustee but has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a super-majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.
Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

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Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John L. Jacobs Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017**	Chairman of VettaFi, LLC (since June 2018); Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Executive Director of Center for Financial Markets and Policy (2016–2022); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (2015–2022)	53	Independent Trustee, TEMA ETF Trust (since 2023) (1 portfolio); NEOS ETF Trust (since 2021) (3 portfolios); Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (2 portfolios); Independent Trustee, Horizons ETF Trust I (2015-2019)
Koji Felton Year of birth: 1961	Trustee	Indefinite term; since 2019	Retired; formerly Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015)	53	Independent Trustee, Series Portfolios Trust (since 2015) (19 portfolios)
Pamela H. Conroy Year of birth: 1961	Trustee and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008)	53	Independent Trustee, Frontier Funds, Inc. (since 2020) (4 portfolios)
Interested Trustee***
Paul R. Fearday, CPA Year of birth: 1979	Trustee and Chairman	Indefinite term; since 2019	Senior Vice President, U.S. Bank, N.A. (since 2022); Senior Vice President, U.S. Bancorp Fund Services, LLC (2008–2022)	53	None
*    The Trust is the only registered investment company in the Fund Complex.
**    Mr. Jacobs began serving as a Trustee when the Trust was known by its former name, Active Weighting Funds ETF Trust.
***    Mr. Fearday is deemed to be an “interested person” of the Trust under the 1940 Act by reason of his position with the parent company of the Trust’s administrator, U.S. Bancorp Fund Services, LLC, which also provides other third-party services to the Trust.
Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.
The Trust has concluded that Mr. Jacobs should serve as a Trustee because of his substantial industry experience. He most recently served as the CEO of Q3 Advisors, LLC and as the Distinguished Policy Fellow and Executive Director of the Center for Financial Markets and Policy, and as Adjunct Professor of Finance at the McDonough School of Business at Georgetown University. He also served as Senior Advisor and principal consultant to Nasdaq’s CEO and President. Mr. Jacobs has been determined to qualify as an Audit Committee Financial Expert for the Trust.
The Trust has concluded that Mr. Felton should serve as a Trustee because of his substantial industry experience, including over two decades working in the asset management industry providing legal, regulatory compliance, governance and risk management advice to registered investment companies, their advisers and boards. Prior to that, he gained experience and perspective as a regulator while serving as an enforcement attorney and branch chief for the SEC. He also represented public companies and their boards of directors in securities class actions, derivative litigation and SEC investigations as a litigation associate at a national law firm. Mr. Felton currently serves as an independent trustee and chair of the nominating and governance committee of a mutual fund complex.
The Trust has concluded that Ms. Conroy should serve as a Trustee because of her substantial industry experience, including over 25 years of achievements at both a large, multi-location financial institution as well as a small, entrepreneurial firm. She has expertise in all facets of portfolio accounting, securities processing, trading operations, marketing, as well as legal and compliance.
The Trust has concluded that Mr. Fearday should serve as Trustee because of the experience he gained as a senior officer of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, since 2008, and in his past role with a national audit firm.
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In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the series of the Trust.
Board Committees. The Board has established the following standing committees of the Board:
Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Funds’ independent registered public accounting firm and when and whether to terminate this relationship, as necessary; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Funds’ independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Funds’ audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Funds’ independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Funds’ financial statements; and other audit related matters. During the fiscal year ended December 31, 2023, the Audit Committee met five times.
The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).
Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating and Governance Committee is to consider, recommend and nominate candidates to fill vacancies on the Board, if any. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee meets periodically, as necessary. During the fiscal year ended December 31, 2023, the Nominating and Governance Committee met one time.
Principal Officers of the Trust. The officers of the Trust conduct and supervise the Trust’s and each Fund’s daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Additional information about each officer of the Trust is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Gregory C. Bakken Year of birth: 1983	President and Principal Executive Officer	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2006)
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005)
Kacie G. Briody Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021)
Rachel A. Spearo Year of birth: 1979	Interim Secretary	Indefinite term, November 2023	Vice President (since 2021), Vice President (2004 to 2019), U.S. Bancorp Fund Services, LLC
Christi C. Powitzky Year of birth: 1974	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, July 2022	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Principal Consultant, ACA Group (2021 to 2022); Lead Manager, Communications Compliance, T. Rowe Price Investment Services, Inc. (2018 to 2021)
Jay S. Fitton Year of birth: 1970	Assistant Secretary	Indefinite term, May 2023	Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019 to 2022); Partner, Practus, LLP (2018 to 2019)
Trustee Ownership of Shares. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed
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are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “Exchange Act”).
As of December 31, 2023, no Trustee or officer of the Trust owned Shares of the Funds or any other fund within the Trust’s Fund Complex.
Board Compensation. Each Independent Trustee receives an annual stipend of $110,000 (prior to January 1, 2024, $85,000) and reimbursement for all reasonable travel expenses relating to their attendance at Board Meetings. The chair of the Audit Committee receives an annual stipend of $5,000 and the chair of the Nominating and Governance Committee receives an annual stipend of $2,500. The Interested Trustee is not compensated for his service as a Trustee. Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Trustee compensation disclosed in the table does not include reimbursed reasonable travel expenses relating to their attendance at Board Meetings. The following table shows the compensation earned by each Trustee during the fiscal year ended December 31, 2023.

Name	Aggregate Compensation From the Trust	Total Compensation From Fund Complex* Paid to Trustees
Interested Trustee
Paul R. Fearday	$0	$0
Independent Trustees
John L. Jacobs	$90,000	$90,000
Koji Felton	$85,000	$85,000
Pamela H. Conroy	$87,500	$87,500
*    The Trust is the only registered investment company in the Fund Complex.
PRINCIPAL SHAREHOLDERS, CONTROL PERSONS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a fund. As of April 1, 2024, the Trustees and officers, as a group, owned less than 1% of Shares of the Funds, and the following shareholders were considered to be principal shareholders of the Funds:
RiverNorth Patriot ETF

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	74.89%	Record
Goldman Sachs & Co., LLC 200 West Street New York, NY 10282	19.78%	Record
RiverNorth Enhanced Pre-Merger SPAC ETF

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	92.92%	Record
CODES OF ETHICS
The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which also may be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, the Adviser, or the Sub-Adviser.
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at https://www.sec.gov.
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PROXY VOTING POLICIES
The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has engaged Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Adviser on the voting of proxies relating to securities held by each Fund and has adopted the ISS Proxy Voting Guidelines as part of the Adviser’s proxy voting policies (the “Proxy Voting Policies”) for such purpose. A copy of the ISS Proxy Voting Guidelines is set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds.
When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 800-617-0004, and (2) on the SEC’s website at https://www.sec.gov.
INVESTMENT MANAGEMENT
Investment Adviser
TrueMark Investments, LLC (“TrueMark”), a Delaware limited liability company located at 433 West Van Buren Street, 1150-E, Chicago, Illinois 60607, and is an SEC registered investment adviser. The Adviser is controlled by TrueMark Group, LLC, which in turn is controlled by Michael Loukas.
The Adviser oversees the day-to-day operations of each Fund, subject to the general supervision and oversight of the Board and the officers of the Trust. The Adviser, in addition to maintaining its overall responsibility to manage each Fund, oversees the investment and reinvestment of the assets of each Fund by the Sub-Adviser, in accordance with the investment objective, policies, and limitations of each Fund. In addition, the Adviser arranges for transfer agency, custody, fund administration, distribution, and all other services necessary for each Fund to operate. For the services it provides to the Funds, the Adviser is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets as set forth in the table below.

Fund	Management Fee
RiverNorth Patriot ETF	0.70%
RiverNorth Enhanced Pre-Merger SPAC ETF	0.89%
Pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the “Advisory Agreement”), the Adviser has agreed to pay all expenses of the Funds except the fee payable to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b‑1) fees and expenses (if any). The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives from each Fund.
The table below shows the advisory fees paid by each Fund for the fiscal period/year ended December 31, as applicable to each Fund:

Fund	2023	2022	2021
RiverNorth Patriot ETF	$22,466	$22,896	$0*
RiverNorth Enhanced Pre-Merger SPAC ETF	$52,607	$15,399**	N/A
*    For the fiscal period December 31, 2021 (commencement of operations) through December 31, 2021.
**    For the fiscal period July 11, 2022 (commencement of operations) through December 31, 2022.
Investment Sub-Adviser
RiverNorth Capital Management, LLC (“RiverNorth”), a Delaware limited liability company located at 360 South Rosemary Avenue, Suite 1420, West Palm Beach, Florida 33401, serves as the sub-adviser to each Fund. The Sub-Adviser is majority owned by RiverNorth Financial Holdings, LLC. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of each Fund, subject to the supervision of the Adviser and the Board. For its services with respect to each Fund, the Sub-Adviser is entitled to a fee by the Adviser, which fee is calculated daily and paid monthly, as set forth in the table below.

Fund	Sub-Advisory Fee
RiverNorth Patriot ETF	0.60% based on the daily net assets of the Fund
RiverNorth Enhanced Pre-Merger SPAC ETF	75% of the Adviser’s net profits*
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* “Net profits” refers to the amount remaining (if any) of the advisory fee following the payment of the Fund’s operating expenses by the Adviser.
The Sub-Advisory Agreement provides that the Sub-Adviser will formulate and implement a continuous investment program for each Fund, in accordance with the Fund’s objective, policies and limitations and any investment guidelines established by the Adviser. The Sub-Adviser will, subject to the supervision and control of the Adviser and the Board, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by each Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. The Sub-Adviser is required to furnish, at its own expense, all investment facilities necessary to perform its obligations under the Sub-Advisory Agreement.
The table below shows the sub-advisory fees paid by the Adviser to the Sub-Adviser for the fiscal period/year ended December 31, as applicable to each Fund:

Fund	2023	2022	2021
RiverNorth Patriot ETF	$0	$19,308	$0*
RiverNorth Enhanced Pre-Merger SPAC ETF	$0	$0**	N/A
*    For the fiscal period December 31, 2021 (commencement of operations) through December 31, 2021.
**    For the fiscal period July 11, 2022 (commencement of operations) through December 31, 2022.
Portfolio Managers
The following individuals (collectively, the “Portfolio Managers”) are responsible for day-to-day management of a Fund’s portfolio, as indicated in the below table.

Fund	Portfolio Managers
RiverNorth Patriot ETF	Patrick W. Galley and Joseph Bailey
RiverNorth Enhanced Pre-Merger SPAC ETF	Patrick W. Galley and Eric Pestrue
This section includes information about the Portfolio Managers, including information about compensation, other accounts managed, and the dollar range of Shares owned.
Share Ownership of the Portfolio Managers
The Funds are required to show the dollar ranges of the Portfolio Managers’ “beneficial ownership” of Shares as of the end of the most recently completed fiscal year or a more recent date for a new portfolio manager. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of December 31, 2023, the Portfolio Managers owned the following Shares of the Funds:

Portfolio Manager	RiverNorth Patriot ETF	RiverNorth Enhanced Pre-Merger SPAC ETF
Patrick W. Galley	$50,001 - $100,000	$100,001 - $500,000
Joseph Bailey	$1 - $10,000	n/a
Eric Pestrue	n/a	$100,001 - $500,000
Other Accounts Managed by the Portfolio Managers
In addition to the Fund, the Portfolio Managers managed the following other accounts for the Sub-Adviser as of December 31, 2023, none of which were subject to a performance-based fee (unless otherwise footnoted):

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Patrick W. Galley	14	$3.9 billion	4	$973 million	11*,**	$79.2 million
Joseph Bailey	0	$0	0	$0	0	$0
Eric Pestrue	1	$187 million	0	$0	0	$0
* Advisory fee is based on performance.
** Eleven accounts with $79.2 million in assets are subject to advisory fee based on performance.
Portfolio Manager Compensation
The Portfolio Managers receive a fixed base salary and discretionary bonus that are not tied to the performance of the Funds.
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Material Conflicts of Interest
A Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as a Fund. A potential conflict of interest may arise as a result, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include a Portfolio Manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser, respectively, manages are fairly and equitably allocated.
DISTRIBUTOR
The Trust and Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Shares of each Fund. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).
The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by a Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of a Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.
Such compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.
If you have any additional questions, please call 1-800-617-0004.
Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear
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expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of a Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.
TRANSFER AGENT AND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and administrator.
Pursuant to a fund servicing agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.
The Adviser was responsible for paying the amounts in the table below to Fund Services for the fiscal years ended December 31:

Fund	2023	2022	2021
RiverNorth Patriot ETF	$28,325	$28,938	$3,796*
RiverNorth Enhanced Pre-Merger SPAC ETF	$68,170	$32,339**	N/A
*    For the fiscal period December 31, 2021 (commencement of operations) through December 31, 2021.
**    For the fiscal period July 11, 2022 (commencement of operations) through December 31, 2022.
CUSTODIAN
Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Funds’ assets. The Custodian holds and administers the assets in each Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
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LEGAL COUNSEL
Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004-2541, serves as legal counsel for the Trust.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Funds.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day a Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the facilities of the National Securities Clearing Corporation (“NSCC”).
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in the applicable Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the applicable Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has
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adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units— Creation Transaction Fee” and “—Redemption Transaction Fee”, each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute a Fund’s portfolio transactions in connection with such orders.
The Sub-Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.
The Sub-Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of each Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund. The primary consideration is prompt execution of orders at the most favorable net price.
A Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
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The table below shows the aggregate brokerage commissions paid by the Funds for the fiscal years ended December 31, as applicable to each Fund:

Fund	2023	2022	2021
RiverNorth Patriot ETF	$1,651	$973	0*
RiverNorth Enhanced Pre-Merger SPAC ETF	$5,321	$1,474**	N/A
* For the fiscal period December 31, 2021 (commencement of operations) through December 31, 2021.
** for the fiscal period July 11, 2022 (commencement of operations) through December 31, 2022.
Directed Brokerage. For the fiscal year ended December 31, 2023, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Sub-Adviser.
Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. During the fiscal years ended December 31, 2023, December 31, 2022 and December 31, 2021, the Funds did not pay brokerage commissions to any registered broker-dealer affiliates of the Funds, the Adviser, the Sub-Adviser, or the Distributor.
Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers or dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of a Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares. As of December 31, 2023, the Funds did not hold any securities of their “regular broker-dealers.”
PORTFOLIO TURNOVER RATE
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
For the fiscal years ended December 31, the Funds’ portfolio turnover rates were:

Fund	2023	2022
RiverNorth Patriot ETF	46%	31%
RiverNorth Enhanced Pre-Merger SPAC ETF	132%*	43%**
*    The increase in portfolio rate for the Fund is due to the fact that, during the fiscal period ended December 31, 2022, the Fund had been in operation for less than six months.
**    For the fiscal period July 11, 2022 (commencement of operations) through December 31, 2022.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in
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this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as described in the ensuing paragraphs. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the applicable Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
PURCHASE AND REDEMPTION OF CREATION UNITS
Each Fund issues and redeems its shares on a continuous basis, at NAV, only in a large, specified number of shares called a “Creation Unit,” either principally in-kind for securities or in cash for the value of such securities. The NAV of a Fund’s Shares is determined once each Business Day, as described below under “Determination of Net Asset Value.” The Creation Unit size may change. Authorized Participants will be notified of such change.
Purchase (Creation). The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at the NAV per share next determined after receipt, on any Business Day, of an order in proper form. The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day, Juneteenth Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Fund Deposit. Each Fund has adopted policies and procedures governing the process of constructing baskets of Deposit Securities (defined below), Fund Securities (defined below) and/or cash, and acceptance of the same (the “Basket Procedures”). The consideration for purchase of a Creation Unit of a Fund generally consists of either: (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in a Fund’s portfolio and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs may be recoverable from the purchaser of Creation Units.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities
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or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Funds, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently, 9:30 a.m., Eastern time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund may be changed from time to time by the Adviser, in accordance with the Basket Procedures, with a view to the investment objective of such Fund. Information regarding the Fund Deposit necessary for the purchase of a Creation Unit is made available to Authorized Participants and other market participants seeking to transact in Creation Unit aggregations. The composition of the Deposit Securities also may change in response to portfolio adjustments, interest payments and corporate action events.
The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash.
Cash Purchase. The Trust may at its discretion permit full or partial cash purchases of Creation Units of a Fund. When full or partial cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a creation transaction fee and non-standard charges, as may be applicable.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from a Fund, including custom orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. With respect to the Funds, the order cut-off time for orders to purchase Creation Units is 4:00 p.m. Eastern time. In addition, orders for the Patriot ETF to purchase Creation Units on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time on the prior Business Day. Such times may be modified by the Funds from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, such Fund also will generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method
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acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the applicable Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to such Fund for losses, if any, resulting therefrom. The “Settlement Date” for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.
In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged and additional variable charge also may be applied, as described below. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
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Acceptance of Orders of Creation Units. Provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder, the Trust reserves the right to reject an order for Creation Units transmitted in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form or the Fund Deposit delivered does not consist of the securities the Custodian specified; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent, the Distributor and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units. Given the importance of the ongoing issuance of Creation Units to maintaining a market price that is at or close to the underlying NAV of a Fund, the Trust does not intend to suspend the acceptance of orders for Creation Units, unless it believes doing so would be in the best interests of the Fund.
All questions as to the number of shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Unit Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation unit transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation unit transaction fee from time to time. The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Fund	Fixed Creation Unit Transaction Fee	Maximum Variable Transaction Fee
RiverNorth Patriot ETF	$500	2%
RiverNorth Enhanced Pre-Merger SPAC ETF	$500	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE
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TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently, 9:30 a.m., Eastern time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or a combination thereof, as determined by the Trust in accordance with the Basket Procedures. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, and additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Cash Redemption. Full or partial cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate changes to the Funds’ portfolio in a more tax efficient manner than could be achieved without such order.

Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
RiverNorth Patriot ETF	$500	2%
RiverNorth Enhanced Pre-Merger SPAC ETF	$500	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units of a Fund on any Business Day must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Transfer Agent; such investors should allow for the additional time that may
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be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.
The Trust may, in its discretion and in accordance with the Basket Procedures, exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund also may, in its sole discretion, and in accordance with the Basket Procedures, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
Because the portfolio securities of the Funds may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of the applicable Fund could be significantly affecting by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the applicable Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
DETERMINATION OF NET ASSET VALUE
NAV per Share for a Fund is computed by dividing the value of the net assets of the applicable Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
In calculating each Fund’s NAV per Share, the Fund’s investments are generally valued using market quotations to the extent such market quotations are readily available. If market quotations are not readily available or, are deemed to be unreliable by the Adviser, a Fund will value such investments at fair value, as determined by the Adviser, for purposes of calculating such Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for each Fund’s portfolio holdings subject to the Board’s oversight. The Adviser has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to a Fund’s portfolio investments. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.
When fair value pricing is employed, the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by
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others, or the value when trading resumes or is realized upon its sale. There may be multiple methods that can be used to value a portfolio investment when market quotations are not readily available. The value established for any portfolio investment at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
Each Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the applicable Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the applicable Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain U.S. federal income tax considerations generally affecting a Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning. In particular, it does not address tax consequences to investors subject to special rules, such as investors who hold Shares through IRAs, 401(k)s, or other tax-advantaged accounts.
The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, foreign or local taxes.
Taxation of the Funds. Each Fund has elected and intends to qualify each year to be treated as a RIC under Subchapter M of the Code. As such, the Funds should not be subject to federal income taxes on their net investment income and capital gains, if any, to the extent that they timely distribute such income and capital gains to their shareholders. To qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and must meet several additional requirements. Among these requirements are the following: (i) at least the sum of 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of such Fund’s taxable year, such Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly
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traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which such Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).
To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that such Fund’s non-qualifying income does not exceed 10% of its gross income.
Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered a separate entity in determining its treatment under the rules for RICs described herein, i.e., losses in one Fund do not offset gains in another. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.
If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to federal income tax at the regular 21% corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as dividends to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the applicable Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the applicable Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the applicable Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.
As of December 31, 2023, the Funds had accumulated short-term and long-term capital loss carryforwards in the amounts provided in the table below. These amounts do not expire.

Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
RiverNorth Patriot ETF	$296,924	$172,843
RiverNorth Enhanced Pre-Merger SPAC ETF	—	—
A Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. The Funds intend to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax but can make no assurances that all such tax liability will
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be eliminated. For example, a Fund may receive delayed or corrected tax reporting statements from its investments that cause such Fund to accrue additional income and gains after such Fund has already made its excise tax distributions for the year. In such a situation, a Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, a Fund may in certain circumstances be required to liquidate Fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.
If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent that any such income or gains are not distributed. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
Taxation of Shareholders – Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.
Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which, subject to certain limitations and requirements, is taxable to non-corporate shareholders at rates of up to 20%.
Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an underlying fund taxable as a RIC or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.
Fund dividends will not be treated as qualified dividend income if a Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.
In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from other RICs and dividends distributed to a Fund from REITs are generally not eligible for the dividends received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends received deduction with respect to those Shares.
Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
Shareholders who have not held Shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of a Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to
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avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.
To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If a Fund’s distributions exceed its current and accumulated earnings and profits for the taxable year (as calculated for federal income tax purposes), all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Taxation of Shareholders – Sale or Exchange of Shares. A sale or exchange of Shares may give rise to a gain or loss for federal and state income tax purposes. Assuming a shareholder holds Shares as a capital asset, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares of a Fund are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of a Fund may limit the tax efficiency of the Fund. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted, under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or, on the basis that there has been no significant change in economic position.
Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the holder’s circumstances.
The Trust, on behalf of the Funds, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
Taxation of Shareholders – Net Investment Income Tax. U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Foreign Investments. Dividends and interest received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Each Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by
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the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.
If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by a Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. If a Fund makes the election, the Fund’s shareholders will be notified annually by the Fund (or their broker) of the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. If a Fund does not hold sufficient foreign securities to meet the above threshold, then shareholders will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by the Fund.
Tax Treatment of Complex Securities. Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, may affect the character of gains and losses realized by the applicable Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the applicable Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the applicable Fund receiving cash with which to make distributions in amounts sufficient to enable the applicable Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the applicable Fund’s qualification for treatment as a RIC.
If a Fund owns shares in certain foreign investment entities, which may include a foreign SPAC, referred to as “passive foreign investment companies” or “PFICs,” such Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Amounts included in income each year by a Fund arising from a QEF election will be “qualifying income” under the Qualifying Income Requirement (as described above) even if not distributed to such Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.
Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding”; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.
Non-U.S. Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisers prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. Each Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a
35

Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the United States to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
A non-U.S. entity that invests in a Fund will need to provide the fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisers in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.
A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account.
Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Other Issues. In those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by such Fund may differ from federal tax treatment.
The foregoing discussion is based on U.S. federal tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of foreign, federal, state, or local taxes.
FINANCIAL STATEMENTS
The Annual Report for the Funds for the fiscal year ended December 31, 2023 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Funds’ Annual Report at no charge by calling 800-617-0004, or through the Funds’ website at www.true-shares.com.

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APPENDIX A
PROXY VOTING POLICIES AND PROCEDURES
TrueMark Investments, LLC
Effective: 03/01/2021

GENERAL PROXY VOTING POLICIES

The Firm understands and appreciates the importance of proxy voting. To the extent that Firm has discretion to vote the proxies of its advisory clients, Firm will vote any such proxies in the best interests of advisory clients and investors (as applicable) and in accordance with the policies of the Proxy Service Providers1 and ISS Governance ("Proxy Service Providers") and the procedures outlined below.

PROXY VOTING PROCEDURES

1.All proxies sent to advisory clients that are actually received by Firm or recorded by the Proxy Service Providers (to vote on behalf of the advisory clients) will be provided to the Chief Operations Officer (“COO”) or her delegate.

2.The COO will instruct the Proxy Service Providers to generally adhere to the following procedures (subject to limited exception):

a.A written record of each proxy received by Firm or recorded by the Proxy Service Providers (on behalf of its advisory clients) will be kept in Firm’s files;

b.The Proxy Service Providers and the COO will determine which of Firm’s advisory clients hold the security to which the proxy relates;

c.The Portfolio Manager will review the proxy and, based upon the advice/recommendation from the Proxy Service Providers, determine how to vote the proxy in question in accordance with the guidelines set forth below.

d.Prior to voting any proxies, the Portfolio Manager will attempt to determine if there are any conflicts of interest related to the proxy in question. If a conflict is identified, the Chief Compliance Officer will be notified so a determination can be made as to whether the conflict is material or not.

i.If no material conflict is identified pursuant to these procedures, the Portfolio Manager will make a decision on how to vote the proxy in question.

e.Although not presently intended to be used on a regular basis, Firm is empowered to retain an independent third party to vote proxies in certain situations (including situations where a material conflict of interest is identified).

HANDLING CONFLICTS OF INTEREST

1.As stated above, in evaluating how to vote a proxy, the Portfolio Manager will first determine whether there is a conflict of interest related to the proxy in question between Firm and its advisory clients. This examination will include (but will not be limited to) an evaluation of whether the Firm (or any affiliate of Firm has any relationship with the company or an affiliate of the company) to which the proxy relates outside an investment in such company by an advisory client of Firm.

2.If a conflict is identified and deemed “material” by the Portfolio Manager after consultation with the CCO, Firm will determine whether voting in accordance with these proxy voting guidelines is in the best interests of affected advisory clients (which may include utilizing an independent third-party to vote such proxies).

3.With respect to material conflicts, Firm will determine whether it is appropriate to disclose the conflict to affected advisory clients and investors and give advisory clients and investors the opportunity to vote the proxies in question themselves, if applicable. If an advisory client is subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the investment management agreement between Firm and the ERISA advisory client reserves the right to vote proxies when Firm has determined that a material conflict exists that does affect its best judgment as a fiduciary to the ERISA advisory client, Firm will:

a.Give the ERISA advisory client the opportunity to vote the proxies in question themselves; or

b.Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA Advisory Clients (if any).
1 Before engaging a proxy provider and during the course of the relationship, the Firm will conduct appropriate due diligence/oversight. Records of this due diligence/oversight will be maintained in the Firm’s records.
A-1

VOTING GUIDELINES

In the absence of specific voting guidelines mandated by a particular advisory client, Firm will endeavor to vote proxies in the best interests of each advisory client via the Proxy Service Providers policy.

In some foreign markets where proxy voting demands fee payment for agent services, the Firm will balance the cost and benefit of proxy voting and may give up the proxy voting if the cost associated is greater than the benefits from voting.

1.Although voting certain proxies may be subject to the discretion of the Firm, the Firm is of the view that voting proxies in accordance with the following general guidelines is in the best interests of its advisory clients:

a.The Firm will generally vote in favor of routine corporate housekeeping proposals including, but not limited to, the following:

i.Election of directors (where there are no related corporate governance issues);

ii.Selection or reappointment of auditors; or

iii.Increasing or reclassification of common stock.

b.The Firm will generally vote against proposals that:

i.Make it more difficult to replace members of the issuer’s board of directors or board of managers; and

ii.Introduce unequal voting rights (although there may be regulatory reasons that would make such a proposal favorable to certain advisory clients of the Firm).

c.The Firm will generally vote against proposals that make it more difficult for an issuer to be taken over by outsiders, and in favor of proposals to do the opposite.

d.The Firm will generally vote in favor of proposals by management or shareholders concerning various compensation and stock option plans that will act to make management and employee compensation more dependent on long-term stock price performance.

e.The Firm will generally vote against proposals to move the company to another state less favorable to shareholders’ interests, or to restructure classes of stock in such a way as to benefit one class of shareholders at the expense of another, such as dual classes (A and B shares) of stock.

DISCLOSURE OF PROCEDURES

A brief summary of these proxy voting procedures will be included in the Firm’s Form ADV Part 2A and will be updated whenever these policies and procedures are updated. For registered investment company clients, the Firm will work with the RIC to provide the necessary information for the Form N-PX and will review such information for accuracy.

RECORD-KEEPING REQUIREMENTS

The COO via the Proxy Service Providers will be responsible for maintaining files relating to the Firm’s proxy voting procedures. Records will be maintained and preserved for five (5) years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Firm. Records of the following will be included in the files:

1.Copies of these proxy voting policies and procedures, and any amendments thereto;

2.A copy of each proxy statement that the Firm or the Proxy Service Providers actually receives; provided, however, that the Firm may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

3.A record of each vote that the Firm via the Proxy Service Providers casts;

4.A copy of any document that the Firm created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

5.A copy of each written request for information on how the Firm voted such advisory client’s proxies and a copy of any written response to any request for information on how the Firm voted proxies on behalf of advisory clients.
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APPENDIX B
ISS Proxy Voting Guidelines
B-1

U N I T E DS T A T E S
Proxy Voting Guidelines
Benchmark Policy Recommendations
Effective for Meetings on or after February 1, 2024
Published early January, 2024
W W W . I S S G O V E R N A N C E . C O M

Coverage8
1.Board of Directors9
Voting on Director Nominees in Uncontested Elections9
Independence9
ISS Classification of Directors – U.S.10
Composition12
Attendance12
Overboarded Directors12
Gender Diversity12
Racial and/or Ethnic Diversity12
Responsiveness13
Accountability13
Poison Pills13
Unequal Voting Rights14
Classified Board Structure14
Removal of Shareholder Discretion on Classified Boards14
Problematic Governance Structure14
Unilateral Bylaw/Charter Amendments15
Restricting Binding Shareholder Proposals15
Director Performance Evaluation15
Management Proposals to Ratify Existing Charter or Bylaw Provisions16
Problematic Audit-Related Practices16
Problematic Compensation Practices16
Problematic Pledging of Company Stock17
Climate Accountability17
Governance Failures17
Voting on Director Nominees in Contested Elections18
Vote-No Campaigns18
Proxy Contests/Proxy Access18
Other Board-Related Proposals18
Adopt Anti-Hedging/Pledging/Speculative Investments Policy18
Board Refreshment18
Term/Tenure Limits19
Age Limits19
Board Size19
Classification/Declassification of the Board19
CEO Succession Planning19
Cumulative Voting19
Director and Officer Indemnification, Liability Protection, and Exculpation20
Establish/Amend Nominee Qualifications20
Establish Other Board Committee Proposals21
Filling Vacancies/Removal of Directors21
Independent Board Chair21
Majority of Independent Directors/Establishment of Independent Committees22
Majority Vote Standard for the Election of Directors22

UNITED STATES Proxy Voting Guidelines

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Proxy Access22
Require More Nominees than Open Seats22
Shareholder Engagement Policy (Shareholder Advisory Committee)23
2.Audit-Related24
Auditor Indemnification and Limitation of Liability24
Auditor Ratification24
Shareholder Proposals Limiting Non-Audit Services24
Shareholder Proposals on Audit Firm Rotation25
3.Shareholder Rights & Defenses26
Advance Notice Requirements for Shareholder Proposals/Nominations26
Amend Bylaws without Shareholder Consent26
Control Share Acquisition Provisions26
Control Share Cash-Out Provisions26
Disgorgement Provisions27
Fair Price Provisions27
Freeze-Out Provisions27
Greenmail27
Shareholder Litigation Rights27
Federal Forum Selection Provisions27
Exclusive Forum Provisions for State Law Matters28
Fee shifting28
Net Operating Loss (NOL) Protective Amendments29
Poison Pills (Shareholder Rights Plans)29
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy29
Management Proposals to Ratify a Poison Pill29
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)30
Proxy Voting Disclosure, Confidentiality, and Tabulation30
Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions30
Reimbursing Proxy Solicitation Expenses31
Reincorporation Proposals31
Shareholder Ability to Act by Written Consent31
Shareholder Ability to Call Special Meetings32
Stakeholder Provisions32
State Antitakeover Statutes32
Supermajority Vote Requirements32
Virtual Shareholder Meetings33
4.Capital/Restructuring34
Capital34
Adjustments to Par Value of Common Stock34
Common Stock Authorization34
General Authorization Requests34
Specific Authorization Requests35
Dual Class Structure35
Issue Stock for Use with Rights Plan35

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Preemptive Rights35
Preferred Stock Authorization35
General Authorization Requests35
Recapitalization Plans37
Reverse Stock Splits37
Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.37
Share Repurchase Programs38
Share Repurchase Programs Shareholder Proposals38
Stock Distributions: Splits and Dividends38
Tracking Stock38
Restructuring38
Appraisal Rights38
Asset Purchases39
Asset Sales39
Bundled Proposals39
Conversion of Securities39
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged
Buyouts/Wrap Plans39
Formation of Holding Company40
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)40
Joint Ventures41
Liquidations41
Mergers and Acquisitions41
Private Placements/Warrants/Convertible Debentures42
Reorganization/Restructuring Plan (Bankruptcy)43
Special Purpose Acquisition Corporations (SPACs)43
Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions44
Spin-offs44
Value Maximization Shareholder Proposals44
5.Compensation45
Executive Pay Evaluation45
Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)45
Pay-for-Performance Evaluation46
Problematic Pay Practices47
Compensation Committee Communications and Responsiveness48
Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")48
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale48
Equity-Based and Other Incentive Plans49
Shareholder Value Transfer (SVT)50
Three-Year Value-Adjusted Burn Rate50
Egregious Factors50
Liberal Change in Control Definition50
Repricing Provisions51
Problematic Pay Practices or Significant Pay-for-Performance Disconnect51
Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))51

UNITED STATES Proxy Voting Guidelines

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Specific Treatment of Certain Award Types in Equity Plan Evaluations52
Dividend Equivalent Rights52
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts
(REITs)52
Other Compensation Plans52
401(k) Employee Benefit Plans52
Employee Stock Ownership Plans (ESOPs)53
Employee Stock Purchase Plans—Qualified Plans53
Employee Stock Purchase Plans—Non-Qualified Plans53
Option Exchange Programs/Repricing Options53
Stock Plans in Lieu of Cash54
Transfer Stock Option (TSO) Programs54
Director Compensation55
Shareholder Ratification of Director Pay Programs55
Equity Plans for Non-Employee Directors55
Non-Employee Director Retirement Plans56
Shareholder Proposals on Compensation56
Bonus Banking/Bonus Banking “Plus”56
Compensation Consultants—Disclosure of Board or Company’s Utilization56
Disclosure/Setting Levels or Types of Compensation for Executives and Directors56
Golden Coffins/Executive Death Benefits57
Hold Equity Past Retirement or for a Significant Period of Time57
Pay Disparity57
Pay for Performance/Performance-Based Awards57
Pay for Superior Performance58
Pre-Arranged Trading Plans (10b5-1 Plans)58
Prohibit Outside CEOs from Serving on Compensation Committees59
Recoupment of Incentive or Stock Compensation in Specified Circumstances59
Severance Agreements for Executives/Golden Parachutes59
Share Buyback Impact on Incentive Program Metrics59
Supplemental Executive Retirement Plans (SERPs)60
Tax Gross-Up Proposals60
Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of
Unvested Equity60
6.Routine/Miscellaneous61
Adjourn Meeting61
Amend Quorum Requirements61
Amend Minor Bylaws61
Change Company Name61
Change Date, Time, or Location of Annual Meeting61
Other Business62
7.Social and Environmental Issues63
Global Approach – E&S Shareholder Proposals63
Endorsement of Principles63
Animal Welfare63

UNITED STATES Proxy Voting Guidelines

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Animal Welfare Policies63
Animal Testing64
Animal Slaughter64
Consumer Issues64
Genetically Modified Ingredients64
Reports on Potentially Controversial Business/Financial Practices64
Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation65
Product Safety and Toxic/Hazardous Materials65
Tobacco-Related Proposals66
Climate Change66
Say on Climate (SoC) Management Proposals66
Say on Climate (SoC) Shareholder Proposals67
Climate Change/Greenhouse Gas (GHG) Emissions67
Energy Efficiency68
Renewable Energy68
Diversity68
Board Diversity68
Equality of Opportunity69
Gender Identity, Sexual Orientation, and Domestic Partner Benefits69
Gender, Race/Ethnicity Pay Gap69
Racial Equity and/or Civil Rights Audit Guidelines69
Environment and Sustainability70
Facility and Workplace Safety70
General Environmental Proposals and Community Impact Assessments70
Hydraulic Fracturing70
Operations in Protected Areas71
Recycling71
Sustainability Reporting71
Water Issues71
General Corporate Issues72
Charitable Contributions72
Data Security, Privacy, and Internet Issues72
ESG Compensation-Related Proposals72
Human Rights, Human Capital Management, and International Operations72
Human Rights Proposals72
Mandatory Arbitration73
Operations in High-Risk Markets73
Outsourcing/Offshoring74
Sexual Harassment74
Weapons and Military Sales74
Political Activities74
Lobbying74
Political Contributions75
Political Expenditures and Lobbying Congruency75
Political Ties75

UNITED STATES Proxy Voting Guidelines

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8.Mutual Fund Proxies77
Election of Directors77
Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes77
Converting Closed-end Fund to Open-end Fund77
Proxy Contests77
Investment Advisory Agreements77
Approving New Classes or Series of Shares78
Preferred Stock Proposals78
1940 Act Policies78
Changing a Fundamental Restriction to a Nonfundamental Restriction78
Change Fundamental Investment Objective to Nonfundamental78
Name Change Proposals78
Change in Fund's Subclassification79
Business Development Companies—Authorization to Sell Shares of Common Stock at a Price
below Net Asset Value79
Disposition of Assets/Termination/Liquidation79
Changes to the Charter Document79
Changing the Domicile of a Fund80
Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval80
Distribution Agreements80
Master-Feeder Structure80
Mergers80
Shareholder Proposals for Mutual Funds80
Establish Director Ownership Requirement80
Reimburse Shareholder for Expenses Incurred81
Terminate the Investment Advisor81

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Coverage
The U.S. research team provides proxy analyses and voting recommendations for the common shareholder meetings of U.S. - incorporated companies that are publicly-traded on U.S. exchanges, as well as certain OTC companies, if they are held in our institutional investor clients' portfolios. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’ U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.
Foreign-incorporated companies
In addition to U.S.- incorporated, U.S.- listed companies, ISS’ U.S. policies are applied to certain foreign-
incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:
▪U.S. Domestic Issuers – which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies (e.g. they are required to file DEF14A proxy statements) – are generally covered under standard
U.S. policy guidelines.
▪Foreign Private Issuers (FPIs) – which are allowed to take exemptions from most disclosure requirements (e.g., they are allowed to file 6-K for their proxy materials) and U.S. listing standards – are generally covered under a combination of policy guidelines:
▪FPI Guidelines (see the Americas Regional Proxy Voting Guidelines), may apply to companies incorporated in governance havens, and apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors; and/or
▪Guidelines for the market that is responsible for, or most relevant to, the item on the ballot.
U.S. incorporated companies listed only on non-U.S. exchanges are generally covered under the ISS guidelines for the market on which they are traded.
An FPI is generally covered under ISS’ approach to FPIs outlined above, even if such FPI voluntarily files a proxy statement and/or other filing normally required of a U.S. Domestic Issuer, so long as the company retains its FPI status.
In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the
“assigned” primary market coverage.

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1.Board of Directors
Voting on Director Nominees in Uncontested Elections
Four fundamental principles apply when determining votes on director nominees:
Independence: Boards should be sufficiently independent from management (and significant shareholders) to ensure that they are able and motivated to effectively supervise management's performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy.
The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.
Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.
Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.
Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company's governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.
General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees1 considered on case-by-case basis):
Independence
Vote against2 or withhold from non-independent directors (Executive Directors and Non-Independent Non-
Executive Directors per ISS’ Classification of Directors) when:
▪Independent directors comprise 50 percent or less of the board;
▪The non-independent director serves on the audit, compensation, or nominating committee;
▪The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or
▪The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

1 A "new nominee" is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.
2 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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ISS Classification of Directors – U.S.
1.Executive Director
1.1.Current officer1 of the company or one of its affiliates2.
2.Non-Independent Non-Executive Director
Board Identification
2.1.Director identified as not independent by the board.
Controlling/Significant Shareholder
2.2.Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a group).
Current Employment at Company or Related Company
2.3.Non-officer employee of the firm (including employee representatives).
2.4.Officer1, former officer, or general or limited partner of a joint venture or partnership with the company.
Former Employment
2.5.Former CEO of the company. 3, 4
2.6.Former non-CEO officer1 of the company or an affiliate2 within the past five years.
2.7.Former officer1 of an acquired company within the past five years.4
2.8.Officer1 of a former parent or predecessor firm at the time the company was sold or split off within the past five years.
2.9.Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.5
Family Members
2.10.Immediate family member6 of a current or former officer1 of the company or its affiliates2 within the last five years.
2.11.Immediate family member6 of a current employee of company or its affiliates2 where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-
Section 16 officer in a key strategic role).
Professional, Transactional, and Charitable Relationships
2.12.Director who (or whose immediate family member6) currently provides professional services7 in excess of $10,000 per year to: the company, an affiliate2, or an individual officer of the company or an affiliate;
or who is (or whose immediate family member6 is) a partner, employee, or controlling shareholder of an organization which provides the services.
2.13.Director who (or whose immediate family member6) currently has any material transactional relationship8 with the company or its affiliates2; or who is (or whose immediate family member6 is)
a partner in, or a controlling shareholder or an executive officer of, an organization which has the material transactional relationship8 (excluding investments in the company through a private placement).
2.14.Director who (or whose immediate family member6) is a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments8 from the company or its affiliates2.
Other Relationships
2.15.Party to a voting agreement9 to vote in line with management on proposals being brought to shareholder vote.
2.16.Has (or an immediate family member6 has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.10
2.17.Founder11 of the company but not currently an employee.
2.18.Director with pay comparable to Named Executive Officers.
2.19.Any material12 relationship with the company.
3.Independent Director
3.1.No material12 connection to the company other than a board seat.

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Footnotes:
1.The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and
Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an Independent Director.
2.“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. The manager/advisor of an externally managed issuer (EMI) is considered an affiliate.
3.Includes any former CEO of the company prior to the company’s initial public offering (IPO).
4.When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.
5.ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.
6.“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step- children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
7.Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of
Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of
$10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.
8.A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).
9.Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as
Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement;
the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill;
and if there any conflicting relationships or related party transactions.
10.Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).
11.The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an Independent Director.

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12.For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.
Composition
Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:
▪Medical issues/illness;
▪Family emergencies; and
▪Missing only one meeting (when the total of all meetings is three or fewer).
In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s)
with poor attendance, generally vote against or withhold from appropriate members of the nominating/
governance committees or the full board.
If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.
Overboarded Directors: Generally vote against or withhold from individual directors who:
▪Sit on more than five public company boards; or
▪Are CEOs of public companies who sit on the boards of more than two public companies besides their own—
withhold only at their outside boards4.
Gender Diversity: Generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company's board. An exception will be made if there was at least one woman on the board at the preceding annual meeting and the board makes a firm commitment to return to a gender-diverse status within a year.
Racial and/or Ethnic Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members5. An exception will be made if there was racial and/or ethnic diversity on the board at the preceding annual meeting and the board makes a firm commitment to appoint at least one racial and/or ethnic diverse member within a year.

3 Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.
4 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership)
subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.
5 Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.

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Responsiveness
Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:
▪The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
▪Disclosed outreach efforts by the board to shareholders in the wake of the vote;
▪Rationale provided in the proxy statement for the level of implementation;
▪The subject matter of the proposal;
▪The level of support for and opposition to the resolution in past meetings;
▪Actions taken by the board in response to the majority vote and its engagement with shareholders;
▪The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
▪Other factors as appropriate.
▪The board failed to act on takeover offers where the majority of shares are tendered; or
▪At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on
Pay proposal if:
▪The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:
▪The company's response, including:
▪Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
▪Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition; and
▪Disclosure of specific and meaningful actions taken to address shareholders' concerns;
▪Other recent compensation actions taken by the company;
▪Whether the issues raised are recurring or isolated;
▪The company's ownership structure; and
▪Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
▪The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.
Accountability
Problematic Takeover Defenses, Capital Structure, and Governance Structure
Poison Pills: Generally vote against or withhold from all nominees (except new nominees1, who should be considered case- by-case) if:
▪The company has a poison pill with a deadhand or slowhand feature6;

6 If a short-term pill with a deadhand or slowhand feature is enacted but expires before the next shareholder vote, ISS will generally still recommend withhold/against nominees at the next shareholder meeting following its adoption.

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▪The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval; or
▪The company has a long-term poison pill (with a term of over one year) that was not approved by the public shareholders7.
Vote case-by-case on nominees if the board adopts an initial short-term pill6 (with a term of one year or less) without shareholder approval, taking into consideration:
▪ The disclosed rationale for the adoption;
▪ The trigger;
▪ The company's market capitalization (including absolute level and sudden changes);
▪ A commitment to put any renewal to a shareholder vote; and
▪ Other factors as relevant.
Unequal Voting Rights: Generally vote withhold or against directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case), if the company employs a common stock structure with unequal voting rights8.
Exceptions to this policy will generally be limited to:
▪Newly-public companies9 with a sunset provision of no more than seven years from the date of going public;
▪Limited Partnerships and the Operating Partnership (OP) unit structure of REITs;
▪Situations where the super-voting shares represent less than 5% of total voting power and therefore considered to be de minimis; or
▪The company provides sufficient protections for minority shareholders, such as allowing minority shareholders a regular binding vote on whether the capital structure should be maintained.
Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.
Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.
Problematic Governance Structure: For  companies that hold or held their first annual meeting9 of public shareholders after Feb. 1, 2015, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:
▪Supermajority vote requirements to amend the bylaws or charter;
▪A classified board structure; or
▪Other egregious provisions.

7 Approval prior to, or in connection, with a company’s becoming publicly-traded, or in connection with a de-SPAC transaction, is insufficient.
8 This generally includes classes of common stock that have additional votes per share than other shares; classes of shares that are not entitled to vote on all the same ballot items or nominees; or stock with time-phased voting rights (“loyalty shares”).
9 Includes companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.

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A provision which specifies that the problematic structure(s) will be sunset within seven years of the date of going public will be considered a mitigating factor.
Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.
Unilateral Bylaw/Charter Amendments: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:
▪The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
▪Disclosure by the company of any significant engagement with shareholders regarding the amendment;
▪The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;
▪The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
▪The company's ownership structure;
▪The company's existing governance provisions;
▪The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and
▪Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.
Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:
▪Classified the board;
▪Adopted supermajority vote requirements to amend the bylaws or charter;
▪Eliminated shareholders' ability to amend bylaws;
▪Adopted a fee-shifting provision; or
▪Adopted another provision deemed egregious.
Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:
▪The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws.
Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.
Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders' rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.
Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group
(Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:
▪A classified board structure;
▪A supermajority vote requirement;

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▪Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
▪The inability of shareholders to call special meetings;
▪The inability of shareholders to act by written consent;
▪A multi-class capital structure; and/or
▪A non-shareholder-approved poison pill.
Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:
▪The presence of a shareholder proposal addressing the same issue on the same ballot;
▪The board's rationale for seeking ratification;
▪Disclosure of actions to be taken by the board should the ratification proposal fail;
▪Disclosure of shareholder engagement regarding the board’s ratification request;
▪The level of impairment to shareholders' rights caused by the existing provision;
▪The history of management and shareholder proposals on the provision at the company’s past meetings;
▪Whether the current provision was adopted in response to the shareholder proposal;
▪The company's ownership structure; and
▪Previous use of ratification proposals to exclude shareholder proposals.
Problematic Audit-Related Practices
Generally vote against or withhold from the members of the Audit Committee if:
▪The non-audit fees paid to the auditor are excessive;
▪The company receives an adverse opinion on the company’s financial statements from its auditor; or
▪There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote case-by-case on members of the Audit Committee and potentially the full board if:
▪Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of
GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.
Problematic Compensation Practices
In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:
▪There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪The company maintains significant problematic pay practices; or
▪The board exhibits a significant level of poor communication and responsiveness to shareholders.
Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:
▪The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
▪The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.
Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

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Problematic Pledging of Company Stock: Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:
▪The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;
▪The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
▪Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
▪Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
▪Any other relevant factors.
Climate Accountability
For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain10, generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.
Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy:
▪Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:
▪Board governance measures;
▪Corporate strategy;
▪Risk management analyses; and
▪Metrics and targets.
▪Appropriate GHG emissions reduction targets.
At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG reduction targets or Net
Zero-by-2050 GHG reduction targets for a company's operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.
Governance Failures
Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:
▪Material failures of governance, stewardship, risk oversight11, or fiduciary responsibilities at the company;
▪Failure to replace management as appropriate; or
▪Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

10 Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.
11 Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlement; or hedging of company stock.

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Voting on Director Nominees in Contested Elections
Vote-No Campaigns
General Recommendation: In cases where companies are targeted in connection with public “vote-no”
campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.
Proxy Contests/Proxy Access
General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:
▪Long-term financial performance of the company relative to its industry;
▪Management’s track record;
▪Background to the contested election;
▪Nominee qualifications and any compensatory arrangements;
▪Strategic plan of dissident slate and quality of the critique against management;
▪Likelihood that the proposed goals and objectives can be achieved (both slates); and
▪Stock ownership positions.
In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).
Other Board-Related Proposals
Adopt Anti-Hedging/Pledging/Speculative Investments Policy
General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.
Board Refreshment
Board refreshment is best implemented through an ongoing program of individual director evaluations, conducted annually, to ensure the evolving needs of the board are met and to bring in fresh perspectives, skills, and diversity as needed.

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Term/Tenure Limits
General Recommendation: Vote case-by-case on management proposals regarding director term/tenure limits, considering:
▪The rationale provided for adoption of the term/tenure limit;
▪The robustness of the company’s board evaluation process;
▪Whether the limit is of sufficient length to allow for a broad range of director tenures;
▪Whether the limit would disadvantage independent directors compared to non-independent directors; and
▪Whether the board will impose the limit evenly, and not have the ability to waive it in a discriminatory manner.
Vote case-by-case on shareholder proposals asking for the company to adopt director term/tenure limits, considering:
▪The scope of the shareholder proposal; and
▪Evidence of problematic issues at the company combined with, or exacerbated by, a lack of board refreshment.
Age Limits
General Recommendation: Generally vote against management and shareholder proposals to limit the tenure of independent directors through mandatory retirement ages. Vote for proposals to remove mandatory age limits.
Board Size
General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.
Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
Classification/Declassification of the Board
General Recommendation: Vote against proposals to classify (stagger) the board.
Vote for proposals to repeal classified boards and to elect all directors annually.
CEO Succession Planning
General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:
▪The reasonableness/scope of the request; and
▪The company’s existing disclosure on its current CEO succession planning process.
Cumulative Voting
General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

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▪The company has proxy access12, thereby allowing shareholders to nominate directors to the company’s ballot; and
▪The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.
Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).
Director and Officer Indemnification, Liability Protection, and Exculpation
General Recommendation: Vote case-by-case on proposals on director and officer indemnification, liability protection, and exculpation13.
Consider the stated rationale for the proposed change. Also consider, among other factors, the extent to which the proposal would:
▪Eliminate directors' and officers' liability for monetary damages for violating the duty of care.
▪Eliminate directors' and officers' liability for monetary damages for violating the duty of loyalty.
▪Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness; and.
▪Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company's board (i.e., "permissive indemnification"), but that previously the company was not required to indemnify.
Vote for those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
▪If the individual was found to have acted in good faith and in a manner that the individual reasonably believed was in the best interests of the company; and
If only the individual’s legal expenses would be covered.
Establish/Amend Nominee Qualifications
General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.
Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:
▪The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

12 A proxy access right that meets the recommended guidelines.
13 Indemnification: the condition of being secured against loss or damage.
Limited liability: a person's financial liability is limited to a fixed sum, or personal financial assets are not at risk if the individual loses a lawsuit that results in financial award/damages to the plaintiff.
Exculpation: to eliminate or limit the personal liability of a director or officer to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director or officer.

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▪The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;
▪The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
▪The scope and structure of the proposal.
Establish Other Board Committee Proposals
General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:
▪Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
▪Level of disclosure regarding the issue for which board oversight is sought;
▪Company performance related to the issue for which board oversight is sought;
▪Board committee structure compared to that of other companies in its industry sector; and
▪The scope and structure of the proposal.
Filling Vacancies/Removal of Directors
General Recommendation: Vote against proposals that provide that directors may be removed only for cause.
Vote for proposals to restore shareholders’ ability to remove directors with or without cause.
Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote for proposals that permit shareholders to elect directors to fill board vacancies.
Independent Board Chair
General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:
▪The scope and rationale of the proposal;
▪The company's current board leadership structure;
▪The company's governance structure and practices;
▪Company performance; and
▪Any other relevant factors that may be applicable.
The following factors will increase the likelihood of a “for” recommendation:
▪A majority non-independent board and/or the presence of non-independent directors on key board committees;
▪A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;
▪The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;
▪Evidence that the board has failed to oversee and address material risks facing the company;
▪A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or
▪Evidence that the board has failed to intervene when management’s interests are contrary to shareholders'
interests.

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Majority of Independent Directors/Establishment of Independent Committees
General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of
Independent Director (See ISS' Classification of Directors.)
Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.
Majority Vote Standard for the Election of Directors
General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.
Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-
out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.
Proxy Access
General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:
▪Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
▪Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
▪Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group; and
▪Cap: cap on nominees of generally twenty-five percent (25%) of the board.
Review for reasonableness any other restrictions on the right of proxy access.
Generally vote against proposals that are more restrictive than these guidelines.
Require More Nominees than Open Seats
General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

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Shareholder Engagement Policy (Shareholder Advisory Committee)
General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:
▪Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
▪Effectively disclosed information with respect to this structure to its shareholders;
▪Company has not ignored majority-supported shareholder proposals, or a majority withhold vote on a director nominee; and
▪The company has an independent chair or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

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2.Audit-Related
Auditor Indemnification and Limitation of Liability
General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability.
Factors to be assessed include, but are not limited to:
▪The terms of the auditor agreement—the degree to which these agreements impact shareholders' rights;
▪The motivation and rationale for establishing the agreements;
▪The quality of the company’s disclosure; and
▪The company’s historical practices in the audit area.
Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Auditor Ratification
General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:
▪An auditor has a financial interest in or association with the company, and is therefore not independent;
▪There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
▪Poor accounting practices are identified that rise to a serious level of concern, such as fraud or misapplication of GAAP; or
▪Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
▪Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.
In circumstances where "Other" fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.
Shareholder Proposals Limiting Non-Audit Services
General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

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Shareholder Proposals on Audit Firm Rotation
General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:
▪The tenure of the audit firm;
▪The length of rotation specified in the proposal;
▪Any significant audit-related issues at the company;
▪The number of Audit Committee meetings held each year;
▪The number of financial experts serving on the committee; and
▪Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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3.Shareholder Rights & Defenses
Advance Notice Requirements for Shareholder Proposals/Nominations
General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must be no earlier than 120 days prior to the anniversary of the previous year’s meeting and have a submittal window of no shorter than 30 days from the beginning of the notice period (also known as a 90-120-day window). The submittal window is the period under which shareholders must file their proposals/nominations prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.
Amend Bylaws without Shareholder Consent
General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.
Vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders, taking into account the following:
▪Any impediments to shareholders' ability to amend the bylaws (i.e. supermajority voting requirements);
▪The company's ownership structure and historical voting turnout;
▪Whether the board could amend bylaws adopted by shareholders; and
▪Whether shareholders would retain the ability to ratify any board-initiated amendments.
Control Share Acquisition Provisions
General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote against proposals to amend the charter to include control share acquisition provisions.
Vote for proposals to restore voting rights to the control shares.
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.
Control Share Cash-Out Provisions
General Recommendation: Vote for proposals to opt out of control share cash-out statutes.

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Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Disgorgement Provisions
General Recommendation: Vote for proposals to opt out of state disgorgement provisions.
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased
24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.
Fair Price Provisions
General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Freeze-Out Provisions
General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.
Greenmail
General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.
Shareholder Litigation Rights
Federal Forum Selection Provisions
Federal forum selection provisions require that U.S. federal courts be the sole forum for shareholders to litigate claims arising under federal securities law.

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General Recommendation: Generally vote for federal forum selection provisions in the charter or bylaws that specify
"the district courts of the United States" as the exclusive forum for federal securities law matters, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.
Vote against provisions that restrict the forum to a particular federal district court; unilateral adoption (without a shareholder vote) of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/
Charter Amendments policy.
Exclusive Forum Provisions for State Law Matters
Exclusive forum provisions in the charter or bylaws restrict shareholders’ ability to bring derivative lawsuits against the company, for claims arising out of state corporate law, to the courts of a particular state (generally the state of incorporation).
General Recommendation: Generally vote for charter or bylaw provisions that specify courts located within the state of Delaware as the exclusive forum for corporate law matters for Delaware corporations, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.
For states other than Delaware, vote case-by-case on exclusive forum provisions, taking into consideration:
▪The company's stated rationale for adopting such a provision;
▪Disclosure of past harm from duplicative shareholder lawsuits in more than one forum;
▪The breadth of application of the charter or bylaw provision, including the types of lawsuits to which it would apply and the definition of key terms; and
▪Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the charter or bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.
Generally vote against provisions that specify a state other than the state of incorporation as the exclusive forum for corporate law matters, or that specify a particular local court within the state; unilateral adoption of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.
Fee shifting
Fee-shifting provisions in the charter or bylaws require that a shareholder who sues a company unsuccessfully pay all litigation expenses of the defendant corporation and its directors and officers.
General Recommendation: Generally vote against provisions that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., including cases where the plaintiffs are partially successful).
Unilateral adoption of a fee-shifting provision will generally be considered an ongoing failure under the Unilateral
Bylaw/Charter Amendments policy.

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Net Operating Loss (NOL) Protective Amendments
General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.
Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:
▪The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);
▪The value of the NOLs;
▪Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
▪The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
▪Any other factors that may be applicable.
Poison Pills (Shareholder Rights Plans)
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy
General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder-approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
▪Shareholders have approved the adoption of the plan; or
▪The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.
Management Proposals to Ratify a Poison Pill
General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
▪No lower than a 20 percent trigger, flip-in or flip-over;
▪A term of no more than three years;
▪No deadhand, slowhand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;
and
▪Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

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In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)
General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:
▪The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
▪The value of the NOLs;
▪Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
▪The company's existing governance structure, including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
▪Any other factors that may be applicable.
Proxy Voting Disclosure, Confidentiality, and Tabulation
General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company's vote-counting methodology.
While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:
▪The scope and structure of the proposal;
▪The company's stated confidential voting policy (or other relevant policies) and whether it ensures a "level playing field" by providing shareholder proponents with equal access to vote information prior to the annual meeting;
▪The company's vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;
▪Whether the company's disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
▪Any recent controversies or concerns related to the company's proxy voting mechanics;
▪Any unintended consequences resulting from implementation of the proposal; and
▪Any other factors that may be relevant.
Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions
General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

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In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:
▪The presence of a shareholder proposal addressing the same issue on the same ballot;
▪The board's rationale for seeking ratification;
▪Disclosure of actions to be taken by the board should the ratification proposal fail;
▪Disclosure of shareholder engagement regarding the board’s ratification request;
▪The level of impairment to shareholders' rights caused by the existing provision;
▪The history of management and shareholder proposals on the provision at the company’s past meetings;
▪Whether the current provision was adopted in response to the shareholder proposal;
▪The company's ownership structure; and
▪Previous use of ratification proposals to exclude shareholder proposals.
Reimbursing Proxy Solicitation Expenses
General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.
When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
▪The election of fewer than 50 percent of the directors to be elected is contested in the election;
▪One or more of the dissident’s candidates is elected;
▪Shareholders are not permitted to cumulate their votes for directors; and
▪The election occurred, and the expenses were incurred, after the adoption of this bylaw.
Reincorporation Proposals
General Recommendation: Management or shareholder proposals to change a company's state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:
▪Reasons for reincorporation;
▪Comparison of company's governance practices and provisions prior to and following the reincorporation; and
▪Comparison of corporation laws of original state and destination state.
Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.
Shareholder Ability to Act by Written Consent
General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.
Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:
▪Shareholders' current right to act by written consent;
▪The consent threshold;
▪The inclusion of exclusionary or prohibitive language;

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▪Investor ownership structure; and
▪Shareholder support of, and management's response to, previous shareholder proposals.
Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
▪An unfettered14 right for shareholders to call special meetings at a 10 percent threshold;
▪A majority vote standard in uncontested director elections;
▪No non-shareholder-approved pill; and
▪An annually elected board.
Shareholder Ability to Call Special Meetings
General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
▪Shareholders’ current right to call special meetings;
▪Minimum ownership threshold necessary to call special meetings (10 percent preferred);
▪The inclusion of exclusionary or prohibitive language;
▪Investor ownership structure; and
▪Shareholder support of, and management’s response to, previous shareholder proposals.
Stakeholder Provisions
General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
State Antitakeover Statutes
General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).
Supermajority Vote Requirements
General Recommendation: Vote against proposals to require a supermajority shareholder vote.
Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:
▪Ownership structure;
▪Quorum requirements; and
▪Vote requirements.

14 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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Virtual Shareholder Meetings
General Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only15 meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.
Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:
▪Scope and rationale of the proposal; and
▪Concerns identified with the company’s prior meeting practices.

15 Virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively using technology without a corresponding in-person meeting.

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4.Capital/Restructuring
Capital
Adjustments to Par Value of Common Stock
General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.
Vote for management proposals to eliminate par value.
Common Stock Authorization
General Authorization Requests
General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of common stock that are to be used for general corporate purposes:
▪If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized share;
▪If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares;
▪If share usage is greater than current authorized shares, vote for an increase of up to the current share usage; or
▪In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.
Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:
▪The proposal seeks to increase the number of authorized shares of the class of common stock that has superior voting rights to other share classes;
▪On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
▪The company has a non-shareholder approved poison pill (including an NOL pill); or
▪The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.
However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:
▪In, or subsequent to, the company's most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
▪The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
▪A government body has in the past year required the company to increase its capital ratios.
For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

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Specific Authorization Requests
General Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:
▪twice the amount needed to support the transactions on the ballot, and
▪the allowable increase as calculated for general issuances above.
Dual Class Structure
General Recommendation: Generally vote against proposals to create a new class of common stock unless:
▪The company discloses a compelling rationale for the dual-class capital structure, such as:
▪The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or
▪The new class of shares will be transitory;
▪The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
▪The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.
Issue Stock for Use with Rights Plan
General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill).
Preemptive Rights
General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:
▪The size of the company;
▪The shareholder base; and
▪The liquidity of the stock.
Preferred Stock Authorization
General Authorization Requests
General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of preferred stock that are to be used for general corporate purposes:
▪If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares.
▪If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares.
▪If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.

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▪In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization; or
▪If no preferred shares are currently issued and outstanding, vote against the request, unless the company discloses a specific use for the shares.
Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:
▪If the shares requested are blank check preferred shares that can be used for antitakeover purposes;16
▪The company seeks to increase a class of non-convertible preferred shares entitled to more than one vote per share on matters that do not solely affect the rights of preferred stockholders "supervoting shares");
▪The company seeks to increase a class of convertible preferred shares entitled to a number of votes greater than the number of common shares into which they are convertible ("supervoting shares") on matters that do not solely affect the rights of preferred stockholders;
▪The stated intent of the increase in the general authorization is to allow the company to increase an existing designated class of supervoting preferred shares;
▪On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
▪The company has a non-shareholder approved poison pill (including an NOL pill); and
▪The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.
However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:
▪In, or subsequent to, the company's most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
▪The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
▪A government body has in the past year required the company to increase its capital ratios.
For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.
Specific Authorization Requests
General Recommendation: Generally vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:
▪twice the amount needed to support the transactions on the ballot, and
▪the allowable increase as calculated for general issuances above.

16 To be acceptable, appropriate disclosure would be needed that the shares are “declawed”: i.e., representation by the board that it will not, without prior stockholder approval, issue or use the preferred stock for any defensive or anti-takeover purpose or for the purpose of implementing any stockholder rights plan.

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Recapitalization Plans
General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:
▪More simplified capital structure;
▪Enhanced liquidity;
▪Fairness of conversion terms;
▪Impact on voting power and dividends;
▪Reasons for the reclassification;
▪Conflicts of interest; and
▪Other alternatives considered.
Reverse Stock Splits
General Recommendation: Vote for management proposals to implement a reverse stock split if:
▪The number of authorized shares will be proportionately reduced; or
▪The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.
Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:
▪Stock exchange notification to the company of a potential delisting;
▪Disclosure of substantial doubt about the company's ability to continue as a going concern without additional financing;
▪The company's rationale; or
▪Other factors as applicable.
Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.
General Recommendation: For U.S. domestic issuers incorporated outside the U.S. and listed solely on a U.S.
exchange, generally vote for resolutions to authorize the issuance of common shares up to 20 percent of currently issued common share capital, where not tied to a specific transaction or financing proposal.
For pre-revenue or other early-stage companies that are heavily reliant on periodic equity financing, generally vote for resolutions to authorize the issuance of common shares up to 50 percent of currently issued common share capital. The burden of proof will be on the company to establish that it has a need for the higher limit.
Renewal of such mandates should be sought at each year’s annual meeting.
Vote case-by-case on share issuances for a specific transaction or financing proposal.

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Share Repurchase Programs
General Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open- market repurchases, in the absence of company-specific concerns regarding:
▪Greenmail;
▪The use of buybacks to inappropriately manipulate incentive compensation metrics;
▪Threats to the company's long-term viability; or
▪Other company-specific factors as warranted.
Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated
rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.
Share Repurchase Programs Shareholder Proposals
General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Stock Distributions: Splits and Dividends
General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.
Tracking Stock
General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:
▪Adverse governance changes;
▪Excessive increases in authorized capital stock;
▪Unfair method of distribution;
▪Diminution of voting rights;
▪Adverse conversion features;
▪Negative impact on stock option plans; and
▪Alternatives such as spin-off.
Restructuring
Appraisal Rights
General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

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Asset Purchases
General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:
▪Purchase price;
▪Fairness opinion;
▪Financial and strategic benefits;
▪How the deal was negotiated;
▪Conflicts of interest;
▪Other alternatives for the business; and
▪Non-completion risk.
Asset Sales
General Recommendation: Vote case-by-case on asset sales, considering the following factors:
▪Impact on the balance sheet/working capital;
▪Potential elimination of diseconomies;
▪Anticipated financial and operating benefits;
▪Anticipated use of funds;
▪Value received for the asset;
▪Fairness opinion;
▪How the deal was negotiated; and
▪Conflicts of interest.
Bundled Proposals
General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.
Conversion of Securities
General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse
Leveraged Buyouts/Wrap Plans
General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:
▪Dilution to existing shareholders' positions;
▪Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion;
termination penalties; exit strategy;

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▪Financial issues - company's financial situation; degree of need for capital; use of proceeds; effect of the financing on the company's cost of capital;
▪Management's efforts to pursue other alternatives;
▪Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
▪Conflict of interest - arm's length transaction, managerial incentives.
Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
Formation of Holding Company
General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:
▪The reasons for the change;
▪Any financial or tax benefits;
▪Regulatory benefits;
▪Increases in capital structure; and
▪Changes to the articles of incorporation or bylaws of the company.
Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:
▪Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”);
or
▪Adverse changes in shareholder rights.
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)
General Recommendation: Vote case-by-case on going private transactions, taking into account the following:
▪Offer price/premium;
▪Fairness opinion;
▪How the deal was negotiated;
▪Conflicts of interest;
▪Other alternatives/offers considered; and
▪Non-completion risk.
Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
▪Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock); and
▪Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
▪Are all shareholders able to participate in the transaction?
▪Will there be a liquid market for remaining shareholders following the transaction?
▪Does the company have strong corporate governance?
▪Will insiders reap the gains of control following the proposed transaction? and
▪Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

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Joint Ventures
General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:
▪Percentage of assets/business contributed;
▪Percentage ownership;
▪Financial and strategic benefits;
▪Governance structure;
▪Conflicts of interest;
▪Other alternatives; and
▪Non-completion risk.
Liquidations
General Recommendation: Vote case-by-case on liquidations, taking into account the following:
▪Management’s efforts to pursue other alternatives;
▪Appraisal value of assets; and
▪The compensation plan for executives managing the liquidation.
Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.
Mergers and Acquisitions
General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
▪Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
▪Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
▪Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
▪Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins"
can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
▪Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
▪Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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Private Placements/Warrants/Convertible Debentures
General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:
▪Dilution to existing shareholders' position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of "out of the money" warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company's stock price that must occur to trigger the dilutive event.
▪Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):
▪The terms of the offer should be weighed against the alternatives of the company and in light of company's financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.
▪When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance.
▪Financial issues:
▪The company's financial condition;
▪Degree of need for capital;
▪Use of proceeds;
▪Effect of the financing on the company's cost of capital;
▪Current and proposed cash burn rate; and
▪Going concern viability and the state of the capital and credit markets.
▪Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company.
▪Control issues:
▪Change in management;
▪Change in control;
▪Guaranteed board and committee seats;
▪Standstill provisions;
▪Voting agreements;
▪Veto power over certain corporate actions; and
▪Minority versus majority ownership and corresponding minority discount or majority control premium.
▪Conflicts of interest:
▪Conflicts of interest should be viewed from the perspective of the company and the investor; and
▪Were the terms of the transaction negotiated at arm's length? Are managerial incentives aligned with shareholder interests?
▪Market reaction:

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▪The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.
Reorganization/Restructuring Plan (Bankruptcy)
General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:
▪Estimated value and financial prospects of the reorganized company;
▪Percentage ownership of current shareholders in the reorganized company;
▪Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
▪The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
▪Existence of a superior alternative to the plan of reorganization; and
▪Governance of the reorganized company.
Special Purpose Acquisition Corporations (SPACs)
General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:
▪Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target if it is a private entity.
▪Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
▪Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.
▪Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
▪Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders?
Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule
(the charter requires that the fair market value of the target is at least equal to 80 percent of net assets of the
SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24-month timeframe.
▪Voting agreements - Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?
▪Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

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Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions
General Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.
▪Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC's acquisition process.
▪Pending transaction(s) or progression of the acquisition process: Sometimes an initial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.
▪Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the "equity kicker" is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redemption at the extension proposal meeting.
▪Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.
Spin-offs
General Recommendation: Vote case-by-case on spin-offs, considering:
▪Tax and regulatory advantages;
▪Planned use of the sale proceeds;
▪Valuation of spinoff;
▪Fairness opinion;
▪Benefits to the parent company;
▪Conflicts of interest;
▪Managerial incentives;
▪Corporate governance changes; and
▪Changes in the capital structure.
Value Maximization Shareholder Proposals
General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:
▪Hiring a financial advisor to explore strategic alternatives;
▪Selling the company; or
▪Liquidating the company and distributing the proceeds to shareholders.
These proposals should be evaluated based on the following factors:
▪Prolonged poor performance with no turnaround in sight;
▪Signs of entrenched board and management (such as the adoption of takeover defenses);
▪Strategic plan in place for improving value;
▪Likelihood of receiving reasonable value in a sale or dissolution; and
▪The company actively exploring its strategic options, including retaining a financial advisor.

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5.Compensation
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly; and
5.Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)
General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.
Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:
▪There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
▪The company maintains significant problematic pay practices; or
▪The board exhibits a significant level of poor communication and responsiveness to shareholders.
Vote against or withhold from the members of the Compensation Committee and potentially the full board if:
▪There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for-
performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
▪The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
▪The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
▪The situation is egregious.

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Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E
Indices17, this analysis considers the following:
1.Peer Group18 Alignment:
▪The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.
▪The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
▪The multiple of the CEO's total pay relative to the peer group median in the most recent fiscal year.
2.Absolute Alignment19 – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.
If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:
▪The ratio of performance- to time-based incentive awards;
▪The overall ratio of performance-based compensation to fixed or discretionary pay;
▪The rigor of performance goals;
▪The complexity and risks around pay program design;
▪The transparency and clarity of disclosure;
▪The company's peer group benchmarking practices;
▪Financial/operational results, both absolute and relative to peers;
▪Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices
(e.g., bi-annual awards);
▪Realizable pay20 compared to grant pay; and
▪Any other factors deemed relevant.

17 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
18 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company's selected peers' GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company's market cap. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.
19 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
20 ISS research reports include realizable pay for S&P1500 companies.

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Problematic Pay Practices
Problematic pay elements are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. The focus is on executive compensation practices that contravene the global pay principles, including:
▪Problematic practices related to non-performance-based compensation elements;
▪Incentives that may motivate excessive risk-taking or present a windfall risk; and
▪Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.
The list of examples below highlights certain problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
▪Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
▪Extraordinary perquisites or tax gross-ups;
▪New or materially amended agreements that provide for:
▪Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
▪CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or
"modified single" triggers) or in connection with a problematic Good Reason definition;
▪CIC excise tax gross-up entitlements (including "modified" gross-ups); and/or
▪Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
▪Liberal CIC definition combined with any single-trigger CIC benefits;
▪Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible;
▪Severance payments made when the termination is not clearly disclosed as involuntary (for example, a termination without cause or resignation for good reason); and/or
▪Any other provision or practice deemed to be egregious and present a significant risk to investors.
The above examples are not an exhaustive list. Please refer to ISS' U.S. Compensation Policies FAQ document for additional detail on specific pay practices that have been identified as problematic and may lead to negative vote recommendations.
Options Backdating
The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:
▪Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
▪Duration of options backdating;
▪Size of restatement due to options backdating;
▪Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
▪Adoption of a grant policy that prohibits backdating and creates a fixed grant schedule or window period for equity grants in the future.

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Compensation Committee Communications and Responsiveness
Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:
▪Failure to respond to majority-supported shareholder proposals on executive pay topics; or
▪Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
▪Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
▪Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
▪Disclosure of specific and meaningful actions taken to address shareholders' concerns;
▪Other recent compensation actions taken by the company;
▪Whether the issues raised are recurring or isolated;
▪The company's ownership structure; and
▪Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.
Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")
General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers but also considering new or extended arrangements.
Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):
▪Single- or modified-single-trigger cash severance;
▪Single-trigger acceleration of unvested equity awards;
▪Full acceleration of equity awards granted shortly before the change in control;
▪Acceleration of performance awards above the target level of performance without compelling rationale;
▪Excessive cash severance (generally >3x base salary and bonus);
▪Excise tax gross-ups triggered and payable;
▪Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
▪Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or
▪The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.
Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis.
However, the presence of multiple legacy problematic features will also be closely scrutinized.

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In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation
(management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.
Equity-Based and Other Incentive Plans
Please refer to ISS' U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan
Scorecard policy.
General Recommendation: Vote case-by-case on certain equity-based compensation plans21 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "Equity Plan Scorecard" (EPSC) approach with three pillars:
▪Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
▪SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
▪SVT based only on new shares requested plus shares remaining for future grants.
▪Plan Features:
▪Quality of disclosure around vesting upon a change in control (CIC);
▪Discretionary vesting authority;
▪Liberal share recycling on various award types;
▪Lack of minimum vesting period for grants made under the plan; and
▪Dividends payable prior to award vesting.
▪Grant Practices:
▪The company’s three-year burn rate relative to its industry/market cap peers;
▪Vesting requirements in CEO's recent equity grants (3-year look-back);
▪The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
▪The proportion of the CEO's most recent equity grants/awards subject to performance conditions;
▪Whether the company maintains a sufficient claw-back policy; and
▪Whether the company maintains sufficient post-exercise/vesting share-holding requirements.
Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors ("overriding factors") apply:
▪Awards may vest in connection with a liberal change-of-control definition;
▪The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);
▪The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
▪The plan is excessively dilutive to shareholders' holdings;
▪The plan contains an evergreen (automatic share replenishment) feature; or

21 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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▪Any other plan features are determined to have a significant negative impact on shareholder interests.
Further Information on certain EPSC Factors:
Shareholder Value Transfer (SVT)
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued.
For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types.
For proposals that are not subject to the Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified.
Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-
specific performance measures, size, and cash compensation into the industry cap equations to arrive at the company’s benchmark.22
Three-Year Value-Adjusted Burn Rate
A "Value-Adjusted Burn Rate" is used for stock plan evaluations. Value-Adjusted Burn Rate benchmarks are calculated as the greater of: (1) an industry- specific threshold based on three-year burn rates within the company's GICS group segmented by S&P 500, Russell 3000 index (less the S&P 500) and non-Russell 3000 index;
and (2) a de minimis threshold established separately for each of the S&P 500, the Russell 3000 index less the S&P
500, and the non-Russell 3000 index. Year-over-year burn-rate benchmark changes will be limited to a predetermined range above or below the prior year's burn-rate benchmark.
The Value-Adjusted Burn Rate is calculated as follows:
Value-Adjusted Burn Rate = ((# of options * option’s dollar value using a Black-Scholes model) + (# of full-value awards * stock price)) / (Weighted average common shares * stock price).
Egregious Factors
Liberal Change in Control Definition
Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender

22 For plans evaluated under the Equity Plan Scorecard policy, the company's SVT benchmark is considered along with other factors.

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offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.
Repricing Provisions
Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. "Repricing" typically includes the ability to do any of the following:
▪Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or
SARs;
▪Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;
▪Cancel underwater options in exchange for stock awards; or
▪Provide cash buyouts of underwater options.
While the above cover most types of repricing, ISS may view other provisions as akin to repricing depending on the facts and circumstances.
Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by ISS), without prior shareholder approval, even if such repricings are allowed in their equity plan.
Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.
Problematic Pay Practices or Significant Pay-for-Performance Disconnect
If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.
ISS may recommend a vote against the equity plan if the plan is determined to be a vehicle for pay-for-
performance misalignment. Considerations in voting against the equity plan may include, but are not limited to:
▪Severity of the pay-for-performance misalignment;
▪Whether problematic equity grant practices are driving the misalignment; and/or
▪Whether equity plan awards have been heavily concentrated to the CEO and/or the other NEOs.
Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))
General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.
Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:
▪Addresses administrative features only; or
▪Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent directors, per ISS’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time for any reason (including after the company’s initial public offering), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

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Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:
▪Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent directors, per ISS’ Classification of Directors.
Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company's IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.
Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:
▪If the proposal requests additional shares and/or the amendments include a term extension or addition of full value awards as an award type, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments;
▪If the plan is being presented to shareholders for the first time (including after the company's IPO), whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments; and
▪If there is no request for additional shares and the amendments do not include a term extension or addition of full value awards as an award type, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown only for informational purposes.
In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration.
Specific Treatment of Certain Award Types in Equity Plan Evaluations
Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding
Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.
Other Compensation Plans
401(k) Employee Benefit Plans
General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

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Employee Stock Ownership Plans (ESOPs)
General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing
ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).
Employee Stock Purchase Plans—Qualified Plans
General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:
▪Purchase price is at least 85 percent of fair market value;
▪Offering period is 27 months or less; and
▪The number of shares allocated to the plan is 10 percent or less of the outstanding shares.
Vote against qualified employee stock purchase plans where when the plan features do not meet all of the above criteria.
Employee Stock Purchase Plans—Non-Qualified Plans
General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:
▪Broad-based participation;
▪Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
▪Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and
▪No discount on the stock price on the date of purchase when there is a company matching contribution.
Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria. If the matching contribution or effective discount exceeds the above, ISS may evaluate the SVT cost of the plan as part of the assessment.
Option Exchange Programs/Repricing Options
General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:
▪Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-
the-money” over the near term;
▪Rationale for the re-pricing--was the stock price decline beyond management's control?;
▪Is this a value-for-value exchange?;
▪Are surrendered stock options added back to the plan reserve?;
▪Timing--repricing should occur at least one year out from any precipitous drop in company's stock price;
▪Option vesting--does the new option vest immediately or is there a black-out period?;
▪Term of the option--the term should remain the same as that of the replaced option;
▪Exercise price--should be set at fair market or a premium to market; and
▪Participants--executive officers and directors must be excluded.

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If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.
Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote for shareholder proposals to put option repricings to a shareholder vote.
Stock Plans in Lieu of Cash
General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.
Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation,
ISS will not make any adjustments to carve out the in-lieu-of cash compensation.
Transfer Stock Option (TSO) Programs
General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.
Vote case-by-case on one-time transfers. Vote for if:
▪Executive officers and non-employee directors are excluded from participating;
▪Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
and
▪There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.
Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-
money” over the near term.
Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure, and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:
▪Eligibility;
▪Vesting;

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▪Bid-price;
▪Term of options;
▪Cost of the program and impact of the TSOs on company’s total option expense; and
▪Option repricing policy.
Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.
Director Compensation
Shareholder Ratification of Director Pay Programs
General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:
▪If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
▪An assessment of the following qualitative factors:
▪The relative magnitude of director compensation as compared to companies of a similar profile;
▪The presence of problematic pay practices relating to director compensation;
▪Director stock ownership guidelines and holding requirements;
▪Equity award vesting schedules;
▪The mix of cash and equity-based compensation;
▪Meaningful limits on director compensation;
▪The availability of retirement benefits or perquisites; and
▪The quality of disclosure surrounding director compensation.
Equity Plans for Non-Employee Directors
General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:
▪The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;
▪The company’s three-year burn rate relative to its industry/market cap peers (in certain circumstances); and
▪The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).
On occasion, non-employee director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:
▪The relative magnitude of director compensation as compared to companies of a similar profile;
▪The presence of problematic pay practices relating to director compensation;
▪Director stock ownership guidelines and holding requirements;
▪Equity award vesting schedules;
▪The mix of cash and equity-based compensation;
▪Meaningful limits on director compensation;
▪The availability of retirement benefits or perquisites; and
▪The quality of disclosure surrounding director compensation.

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Non-Employee Director Retirement Plans
General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors.
Shareholder Proposals on Compensation
Bonus Banking/Bonus Banking “Plus”
General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned
(whether for the named executive officers or a wider group of employees), taking into account the following factors:
▪The company’s past practices regarding equity and cash compensation;
▪Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
▪Whether the company has a rigorous claw-back policy in place.
Compensation Consultants—Disclosure of Board or Company’s Utilization
General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.
Disclosure/Setting Levels or Types of Compensation for Executives and Directors
General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation (such as types of compensation elements or specific metrics) to be used for executive or directors.
Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.

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Golden Coffins/Executive Death Benefits
General Recommendation: Generally vote for proposals calling for companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
Hold Equity Past Retirement or for a Significant Period of Time
General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:
▪The percentage/ratio of net shares required to be retained;
▪The time period required to retain the shares;
▪Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;
▪Whether the company has any other policies aimed at mitigating risk taking by executives;
▪Executives' actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and
▪Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.
Pay Disparity
General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:
▪The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;
▪If any problematic pay practices or pay-for-performance concerns have been identified at the company; and
▪The level of shareholder support for the company's pay programs.
Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.
Pay for Performance/Performance-Based Awards
General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
▪First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options, or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards; and

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▪Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.
In general, vote for the shareholder proposal if the company does not meet both of the above two steps.
Pay for Superior Performance
General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-
for- superior performance standard in the company's executive compensation plan for senior executives. These proposals generally include the following principles:
▪Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
▪Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-
vested, equity awards;
▪Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
▪Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies; and
▪Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.
Consider the following factors in evaluating this proposal:
▪What aspects of the company’s annual and long-term equity incentive programs are performance driven?
▪If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
▪Can shareholders assess the correlation between pay and performance based on the current disclosure? and
▪What type of industry and stage of business cycle does the company belong to?
Pre-Arranged Trading Plans (10b5-1 Plans)
General Recommendation: Generally vote for shareholder proposals calling for the addition of certain safeguards in prearranged trading plans (10b5-1 plans) for executives. Safeguards may include:
▪Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed in a Form 8-K;
▪Amendment or early termination of a 10b5-1 Plan allowed only under extraordinary circumstances, as determined by the board;
▪Request that a certain number of days that must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
▪Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
▪An executive may not trade in company stock outside the 10b5-1 Plan; and
▪Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

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Prohibit Outside CEOs from Serving on Compensation Committees
General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.
Recoupment of Incentive or Stock Compensation in Specified Circumstances
General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company's financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive's fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence, or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.
In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:
▪If the company has adopted a formal recoupment policy;
▪The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;
▪Whether the company has chronic restatement history or material financial problems;
▪Whether the company’s policy substantially addresses the concerns raised by the proponent;
▪Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; and
▪Any other relevant factors.
Severance and Golden Parachute Agreements
General Recommendation: Vote case-by-case on shareholder proposals requiring that executive severance
(including change-in-control related) arrangements or payments be submitted for shareholder ratification.
Factors that will be considered include, but are not limited to:
▪The company’s severance or change-in-control agreements in place, and the presence of problematic features
(such as excessive severance entitlements, single triggers, excise tax gross-ups, etc.);
▪Any existing limits on cash severance payouts or policies which require shareholder ratification of severance payments exceeding a certain level;
▪Any recent severance-related controversies; and
▪Whether the proposal is overly prescriptive, such as requiring shareholder approval of severance that does not exceed market norms.
Share Buyback Impact on Incentive Program Metrics
General Recommendation: Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

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▪The frequency and timing of the company's share buybacks;
▪The use of per-share metrics in incentive plans;
▪The effect of recent buybacks on incentive metric results and payouts; and
▪Whether there is any indication of metric result manipulation.
Supplemental Executive Retirement Plans (SERPs)
General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.
Tax Gross-Up Proposals
General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of
Unvested Equity
General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.
The following factors will be considered:
▪The company's current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.); and
▪Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.
Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6.Routine/Miscellaneous
Adjourn Meeting
General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes "other business."
Amend Quorum Requirements
General Recommendation: Vote case-by-case on proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding, taking into consideration:
▪The new quorum threshold requested;
▪The rationale presented for the reduction;
▪The market capitalization of the company (size, inclusion in indices);
▪The company's ownership structure;
▪Previous voter turnout or attempts to achieve quorum;
▪Any provisions or commitments to restore quorum to a majority of shares outstanding, should voter turnout improve sufficiently; and
▪Other factors as appropriate.
In general, a quorum threshold kept as close to a majority of shares outstanding as is achievable is preferred. Vote case-by-case on directors who unilaterally lower the quorum requirements below a majority of the shares outstanding, taking into consideration the factors listed above.
Amend Minor Bylaws
General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).
Change Company Name
General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.
Change Date, Time, or Location of Annual Meeting
General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.
Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

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Other Business
General Recommendation: Vote against proposals to approve other business when it appears as a voting item.

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7.Social and Environmental Issues
Global Approach – E&S Shareholder Proposals
ISS applies a common approach globally to evaluating social and environmental proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.
General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:
▪If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or government regulation;
▪If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
▪Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
▪The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
▪Whether there are significant controversies, fines, penalties, or litigation associated with the company's practices related to the issue(s) raised in the proposal;
▪If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources;
and
▪If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.
Endorsement of Principles
General Recommendation: Generally vote against proposals seeking a company's endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments.
Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.
Animal Welfare
Animal Welfare Policies
General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:
▪The company has already published a set of animal welfare standards and monitors compliance;
▪The company’s standards are comparable to industry peers; and
▪There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers'
treatment of animals.

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Animal Testing
General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:
▪The company is conducting animal testing programs that are unnecessary or not required by regulation;
▪The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or
▪There are recent, significant fines or litigation related to the company’s treatment of animals.
Animal Slaughter
General Recommendation: Generally vote against proposals requesting the implementation of Controlled
Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.
Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/
or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.
Consumer Issues
Genetically Modified Ingredients
General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.
Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:
▪The potential impact of such labeling on the company's business;
▪The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
▪Company’s current disclosure on the feasibility of GE product labeling.
Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote against proposals to eliminate GE ingredients from the company's products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.
Reports on Potentially Controversial Business/Financial Practices
General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:
▪Whether the company has adequately disclosed mechanisms in place to prevent abuses;

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▪Whether the company has adequately disclosed the financial risks of the products/practices in question;
▪Whether the company has been subject to violations of related laws or serious controversies; and
▪Peer companies’ policies/practices in this area.
Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation
General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.
Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:
▪The potential for reputational, market, and regulatory risk exposure;
▪Existing disclosure of relevant policies;
▪Deviation from established industry norms;
▪Relevant company initiatives to provide research and/or products to disadvantaged consumers;
▪Whether the proposal focuses on specific products or geographic regions;
▪The potential burden and scope of the requested report; and
▪Recent significant controversies, litigation, or fines at the company.
Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
Product Safety and Toxic/Hazardous Materials
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:
▪The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;
▪The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; or
▪The company has not been recently involved in relevant significant controversies, fines, or litigation.
Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:
▪The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms;
▪Current regulations in the markets in which the company operates; and
▪Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

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Generally vote against resolutions requiring that a company reformulate its products.
Tobacco-Related Proposals
General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:
▪Recent related fines, controversies, or significant litigation;
▪Whether the company complies with relevant laws and regulations on the marketing of tobacco;
▪Whether the company’s advertising restrictions deviate from those of industry peers;
▪Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and
▪Whether restrictions on marketing to youth extend to foreign countries.
Vote case-by-case on proposals regarding second-hand smoke, considering;
▪Whether the company complies with all laws and regulations;
▪The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and
▪The risk of any health-related liabilities.
Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.
Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.
Climate Change
Say on Climate (SoC) Management Proposals
General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan23, taking into account the completeness and rigor of the plan.
Information that will be considered where available includes the following:
▪The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;
▪Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);
▪The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);
▪Whether the company has sought and received third-party approval that its targets are science-based;
▪Whether the company has made a commitment to be “net zero” for operational and supply chain emissions
(Scopes 1, 2, and 3) by 2050;
▪Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;
▪Whether the company’s climate data has received third-party assurance;

23 Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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▪Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;
▪Whether there are specific industry decarbonization challenges; and
▪The company’s related commitment, disclosure, and performance compared to its industry peers.
Say on Climate (SoC) Shareholder Proposals
General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:
▪The completeness and rigor of the company’s climate-related disclosure;
▪The company’s actual GHG emissions performance;
▪Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and
▪Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.
Climate Change/Greenhouse Gas (GHG) Emissions
General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:
▪Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪The company's level of disclosure compared to industry peers; and
▪Whether there are significant controversies, fines, penalties, or litigation associated with the company's climate change-related performance.
Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
▪The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
▪The company's level of disclosure is comparable to that of industry peers; or
▪There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.
Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
▪Whether the company provides disclosure of year-over-year GHG emissions performance data;
▪Whether company disclosure lags behind industry peers;
▪The company's actual GHG emissions performance;
▪The company's current GHG emission policies, oversight mechanisms, and related initiatives; and
▪Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

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Energy Efficiency
General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:
▪The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or
▪The proponent requests adoption of specific energy efficiency goals within specific timelines.
Renewable Energy
General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.
Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.
Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:
▪The scope and structure of the proposal;
▪The company's current level of disclosure on renewable energy use and GHG emissions; and
▪The company's disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.
Diversity
Board Diversity
General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless:
▪The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; or
▪The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:
▪The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
▪The level of gender and racial minority representation that exists at the company’s industry peers;
▪The company’s established process for addressing gender and racial minority board representation;
▪Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
▪The independence of the company’s nominating committee;
▪Whether the company uses an outside search firm to identify potential director nominees; and

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▪Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
Equality of Opportunity
General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:
▪The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner;
▪The company already publicly discloses comprehensive workforce diversity data; or
▪The company has no recent significant EEO-related violations or litigation.
Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers.
Such requests may pose a significant burden on the company.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.
Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners.
Decisions regarding benefits should be left to the discretion of the company.
Gender, Race/Ethnicity Pay Gap
General Recommendation: Vote case-by-case on requests for reports on a company's pay data by gender or race/ ethnicity, or a report on a company’s policies and goals to reduce any gender or race/ethnicity pay gaps, taking into account:
▪The company's current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;
▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues;
▪The company’s disclosure regarding gender, race, or ethnicity pay gap policies or initiatives compared to its industry peers; and
▪Local laws regarding categorization of race and/or ethnicity and definitions of ethnic and/or racial minorities.
Racial Equity and/or Civil Rights Audit Guidelines
General Recommendation: Vote case-by-case on proposals asking a company to conduct an independent racial equity and/or civil rights audit, taking into account:
▪The company’s established process or framework for addressing racial inequity and discrimination internally;
▪Whether the company adequately discloses workforce diversity and inclusion metrics and goals;
▪Whether the company has issued a public statement related to its racial justice efforts in recent years, or has committed to internal policy review;
▪Whether the company has engaged with impacted communities, stakeholders, and civil rights experts;
▪The company’s track record in recent years of racial justice measures and outreach externally; and

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▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to racial inequity or discrimination.
Environment and Sustainability
Facility and Workplace Safety
General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:
▪The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;
▪The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;
▪Recent significant controversies, fines, or violations related to workplace health and safety; and
▪The company's workplace health and safety performance relative to industry peers.
Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:
▪The company’s compliance with applicable regulations and guidelines;
▪The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and
▪The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.
General Environmental Proposals and Community Impact Assessments
General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential
(community) social and/or environmental impact of company operations, considering:
▪Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;
▪The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;
▪The nature, purpose, and scope of the company’s operations in the specific region(s);
▪The degree to which company policies and procedures are consistent with industry norms; and
▪The scope of the resolution.
Hydraulic Fracturing
General Recommendation: Generally vote for proposals requesting greater disclosure of a company's (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:
▪The company's current level of disclosure of relevant policies and oversight mechanisms;
▪The company's current level of such disclosure relative to its industry peers;
▪Potential relevant local, state, or national regulatory developments; and

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▪Controversies, fines, or litigation related to the company's hydraulic fracturing operations.
Operations in Protected Areas
General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:
▪Operations in the specified regions are not permitted by current laws or regulations;
▪The company does not currently have operations or plans to develop operations in these protected regions; or
▪The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.
Recycling
General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:
▪The nature of the company’s business;
▪The current level of disclosure of the company's existing related programs;
▪The timetable and methods of program implementation prescribed by the proposal;
▪The company’s ability to address the issues raised in the proposal; and
▪How the company's recycling programs compare to similar programs of its industry peers.
Sustainability Reporting
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
▪The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
▪The company has formally committed to the implementation of a reporting program based on Global
Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.
Water Issues
General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:
▪The company's current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
▪Whether or not the company's existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
▪The potential financial impact or risk to the company associated with water-related concerns or issues; and
▪Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

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General Corporate Issues
Charitable Contributions
General Recommendation: Vote against proposals restricting a company from making charitable contributions.
Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.
Data Security, Privacy, and Internet Issues
General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:
▪The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;
▪Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;
▪The scope of business involvement and of investment in countries whose governments censor or monitor the
Internet and other telecommunications;
▪Applicable market-specific laws or regulations that may be imposed on the company; and
▪Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.
ESG Compensation-Related Proposals
General Recommendation: Vote case-by-case on proposals seeking a report or additional disclosure on the company's approach, policies, and practices on incorporating environmental and social criteria into its executive compensation strategy, considering:
▪The scope and prescriptive nature of the proposal;
▪The company's current level of disclosure regarding its environmental and social performance and governance;
▪The degree to which the board or compensation committee already discloses information on whether it has considered related E&S criteria; and
▪Whether the company has significant controversies or regulatory violations regarding social or environmental issues.
Human Rights, Human Capital Management, and International
Operations
Human Rights Proposals
General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

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Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
▪The degree to which existing relevant policies and practices are disclosed;
▪Whether or not existing relevant policies are consistent with internationally recognized standards;
▪Whether company facilities and those of its suppliers are monitored and how;
▪Company participation in fair labor organizations or other internationally recognized human rights initiatives;
▪Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
▪Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
▪The scope of the request; and
▪Deviation from industry sector peer company standards and practices.
Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:
▪The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;
▪The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;
▪Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and
▪Whether the proposal is unduly burdensome or overly prescriptive.
Mandatory Arbitration
General Recommendation: Vote case-by-case on requests for a report on a company’s use of mandatory arbitration on employment-related claims, taking into account:
▪The company's current policies and practices related to the use of mandatory arbitration agreements on workplace claims;
▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to the use of mandatory arbitration agreements on workplace claims; and
▪The company's disclosure of its policies and practices related to the use of mandatory arbitration agreements compared to its peers.
Operations in High-Risk Markets
General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:
▪The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;
▪Current disclosure of applicable risk assessment(s) and risk management procedures;
▪Compliance with U.S. sanctions and laws;
▪Consideration of other international policies, standards, and laws; and
▪Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in "high-risk" markets.

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Outsourcing/Offshoring
General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:
▪Controversies surrounding operations in the relevant market(s);
▪The value of the requested report to shareholders;
▪The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and
▪The company’s existing human rights standards relative to industry peers.
Sexual Harassment
General Recommendation: Vote case-by-case on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment, taking into account:
▪The company's current policies, practices, oversight mechanisms related to preventing workplace sexual harassment;
▪Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to workplace sexual harassment issues; and
▪The company's disclosure regarding workplace sexual harassment policies or initiatives compared to its industry peers.
Weapons and Military Sales
General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.
Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.
Political Activities
Lobbying
General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying
(including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:
▪The company’s current disclosure of relevant lobbying policies, and management and board oversight;
▪The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
▪Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

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Political Contributions
General Recommendation: Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:
▪The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
▪The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and
▪Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.
Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.
Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Political Expenditures and Lobbying Congruency
General Recommendation: Generally vote case-by-case on proposals requesting greater disclosure of a company’s alignment of political contributions, lobbying, and electioneering spending with a company’s publicly stated values and policies, considering:
▪The company’s policies, management, board oversight, governance processes, and level of disclosure related to direct political contributions, lobbying activities, and payments to trade associations, political action committees, or other groups that may be used for political purposes;
▪The company’s disclosure regarding: the reasons for its support of candidates for public offices; the reasons for support of and participation in trade associations or other groups that may make political contributions;
and other political activities;
▪Any incongruencies identified between a company’s direct and indirect political expenditures and its publicly stated values and priorities.
▪Recent significant controversies related to the company’s direct and indirect lobbying, political contributions, or political activities.
Generally vote case-by-case on proposals requesting comparison of a company’s political spending to objectives that can mitigate material risks for the company, such as limiting global warming.
Political Ties
General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:
▪There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

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▪The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.
Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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8.Mutual Fund Proxies
Election of Directors
General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes
General Recommendation: For closed-end management investment companies (CEFs), vote against or withhold from nominating/governance committee members (or other directors on a case-by-case basis) at CEFs that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.
Converting Closed-end Fund to Open-end Fund
General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:
▪Past performance as a closed-end fund;
▪Market in which the fund invests;
▪Measures taken by the board to address the discount; and
▪Past shareholder activism, board activity, and votes on related proposals.
Proxy Contests
General Recommendation: Vote case-by-case on proxy contests, considering the following factors:
▪Past performance relative to its peers;
▪Market in which the fund invests;
▪Measures taken by the board to address the issues;
▪Past shareholder activism, board activity, and votes on related proposals;
▪Strategy of the incumbents versus the dissidents;
▪Independence of directors;
▪Experience and skills of director candidates;
▪Governance profile of the company; and
▪Evidence of management entrenchment.
Investment Advisory Agreements
General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:
▪Proposed and current fee schedules;
▪Fund category/investment objective;
▪Performance benchmarks;
▪Share price performance as compared with peers;
▪Resulting fees relative to peers; and
▪Assignments (where the advisor undergoes a change of control).

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Approving New Classes or Series of Shares
General Recommendation: Vote for the establishment of new classes or series of shares.
Preferred Stock Proposals
General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:
▪Stated specific financing purpose;
▪Possible dilution for common shares; and
▪Whether the shares can be used for antitakeover purposes.
1940 Act Policies
General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:
▪Potential competitiveness;
▪Regulatory developments;
▪Current and potential returns; and
▪Current and potential risk.
Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
Changing a Fundamental Restriction to a Nonfundamental Restriction
General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-
fundamental restriction, considering the following factors:
▪The fund's target investments;
▪The reasons given by the fund for the change; and
▪The projected impact of the change on the portfolio.
Change Fundamental Investment Objective to Nonfundamental
General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-
fundamental.
Name Change Proposals
General Recommendation: Vote case-by-case on name change proposals, considering the following factors:
▪Political/economic changes in the target market;
▪Consolidation in the target market; and
▪Current asset composition.

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Change in Fund's Subclassification
General Recommendation: Vote case-by-case on changes in a fund's sub-classification, considering the following factors:
▪Potential competitiveness;
▪Current and potential returns;
▪Risk of concentration; and
▪Consolidation in target industry.
Business Development Companies—Authorization to Sell Shares of Common Stock at a Price
below Net Asset Value
General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV)
if:
▪The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;
▪The sale is deemed to be in the best interests of shareholders by (1) a majority of the company's independent directors and (2) a majority of the company's directors who have no financial interest in the issuance; and
▪The company has demonstrated responsible past use of share issuances by either:
▪Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
▪Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.
Disposition of Assets/Termination/Liquidation
General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
▪Strategies employed to salvage the company;
▪The fund’s past performance; and
▪The terms of the liquidation.
Changes to the Charter Document
General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:
▪The degree of change implied by the proposal;
▪The efficiencies that could result;
▪The state of incorporation; and
▪Regulatory standards and implications.
Vote against any of the following changes:
▪Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
▪Removal of shareholder approval requirement for amendments to the new declaration of trust;
▪Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

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▪Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;
▪Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements; or
▪Removal of shareholder approval requirement to change the domicile of the fund.
Changing the Domicile of a Fund
General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:
▪Regulations of both states;
▪Required fundamental policies of both states; and
▪The increased flexibility available.
Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval
General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.
Distribution Agreements
General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:
▪Fees charged to comparably sized funds with similar objectives;
▪The proposed distributor’s reputation and past performance;
▪The competitiveness of the fund in the industry; and
▪The terms of the agreement.
Master-Feeder Structure
General Recommendation: Vote for the establishment of a master-feeder structure.
Mergers
General Recommendation: Vote case-by-case on merger proposals, considering the following factors:
▪Resulting fee structure;
▪Performance of both funds;
▪Continuity of management personnel; and
▪Changes in corporate governance and their impact on shareholder rights.
Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

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Reimburse Shareholder for Expenses Incurred
General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses.
When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.
Terminate the Investment Advisor
General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:
▪Performance of the fund’s Net Asset Value (NAV);
▪The fund’s history of shareholder relations; and
▪The performance of other funds under the advisor’s management.

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PART C: OTHER INFORMATION
Item 28. Exhibits

Exhibit No.			Description of Exhibit
(a)	(i)
Certificate of Trust of Active Weighting Funds ETF Trust (now Listed Funds Trust) (the “Trust” or the “Registrant”) dated August 26, 2016 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-215588 and 811- 23226), as filed with the Securities and Exchange Commission on April 26, 2019.

(ii)
Certificate of Amendment to the Certificate of Trust of Active Weighting Funds ETF Trust effective December 31, 2018 is incorporated herein by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-215588 and 811- 23226), as filed with the Securities and Exchange Commission on April 26, 2019.

(iii)
Amended and Restated Declaration of Trust dated March 19, 2019 is incorporated herein by reference to Exhibit (a)(iii) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-215588 and 811- 23226), as filed with the Securities and Exchange Commission on April 26, 2019.

(b)
Amended and Restated By-Laws dated March 19, 2019 are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-215588 and 811- 23226), as filed with the Securities and Exchange Commission on April 26, 2019.

(c)			For information regarding the rights of the holders of securities, please see Articles IV, VII and VIII of the Declaration of Trust, filed as Exhibit (a)(i) above.
(d)	(i)	(A)
Investment Advisory Agreement dated January 27, 2020 between the Trust and TrueMark Investments, LLC is incorporated herein by reference to Exhibit (d)(i) to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 26, 2020.

(B)
Amended Schedule A, dated March 6, 2024, to the Investment Advisory Agreement is incorporated herein by reference to Exhibit (d)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 24, 2024.

(ii)
Investment Sub-Advisory Agreement dated January 27, 2020 between the Trust, TrueMark Investments, LLC and Black Hill Capital Partners, LLC is incorporated herein by reference to Exhibit (d)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 26, 2020.

(iii)
Investment Sub-Advisory Agreement dated March 19, 2020 between the Trust, TrueMark Investments, LLC and SpiderRock Advisors, LLC is incorporated herein by reference to Exhibit (d)(iv) to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on June 2, 2020.

(iv)
Investment Sub-Advisory Agreement dated September 14, 2022 between the Trust, TrueMark Investments, LLC and Opal Capital, LLC is incorporated by reference to Exhibit (d)(iv) to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 28, 2023.

	(v)	(A)
Investment Sub-Advisory Agreement dated December 29, 2021 between the Trust, TrueMark Investments, LLC and RiverNorth Capital Management, LLC is incorporated herein by reference to Exhibit (d)(vi) to the Registrant’s Registration Statement on Form N-1A, as filed on December 29, 2021.

(B)
Amended Schedule A, dated July 19, 2022, to the Investment Sub-Advisory Agreement, dated December 29, 2021, between the Trust, TrueMark, and RiverNorth Capital Management, LLC is incorporated by reference to Exhibit (d)(v)(B) to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 28, 2023.

(vi)
Investment Sub-Advisory Agreement dated September 14, 2022 between the Trust, TrueMark Investments, LLC, and Eagle Global Advisors, LLC is incorporated herein by reference to Exhibit (d)(vi) to the Registrant’s Registration Statement on Form N-1A , as filed on November 30, 2022.

(vii)
Investment Sub-Advisory Agreement dated March 6, 2024 between the Trust, TrueMark Investment, LLC, and Wealth Builder Funds, LLC is incorporated herein by reference to Exhibit (d)(vii) to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 24, 2024.

(e)	(i)	(A)
ETF Distribution Agreement between the Trust and Foreside Fund Services, LLC dated September 30, 2021 is incorporated herein by reference to Exhibit (e)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on October 19, 2021.

(B)
Tenth Amendment, effective April 16, 2024, to the ETF Distribution Agreement is incorporated herein by reference to Exhibit (e)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on April 24, 2024.

(ii)
Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(ii) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-215588 and 811- 23226), as filed with the Securities and Exchange Commission on October 2, 2017.

(f)			Not applicable.
(g)	(i)
Custody Agreement between the Trust and U.S. Bank National Association dated April 9, 2019 is incorporated herein by reference to Exhibit (g) to the Registrant’s Registration Statement on Form N-1A, as filed on April 26, 2019.

(ii)
Exhibit 7 to Custody Agreement between the Trust and U.S. Bank National Association dated April 9, 2019 is incorporated herein by reference to Exhibit (g)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on April 24, 2024.

1

Exhibit No.			Description of Exhibit
(h)	(i)	(A)
Fund Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated April 9, 2019 is incorporated herein by reference to Exhibit (h)(1) to the Registrant’s Registration Statement on Form N-1A, as filed on April 26, 2019.

(B)
Exhibit 7 to Fund Servicing Agreement between the Trust and U.S. Bank National Association dated April 9, 2019 is incorporated herein by reference to Exhibit (h)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on April 24, 2024.

	(ii)		Powers of Attorney are incorporated herein by reference to Exhibit (h)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on June 12, 2023.
	(iii)		Certificate of Secretary dated February 6, 2019 is incorporated herein by reference to Exhibit (h)(vi) to the Registrant’s Registration Statement on Form N-1A, as filed on February 6, 2019.
(i)	(i)
Opinion and Consent of Counsel, relating to the TrueMark Technology, AI & Deep Learning ETF and TrueMark ESG Active Opportunities ETF, is incorporated herein by reference to Exhibit (i) to the Registrant’s Registration Statement on Form N-1A, as filed on February 26, 2020.

(ii)
Opinion and Consent of Counsel, relating to the TrueShares Structured Outcome ETFs, is incorporated herein by reference to Exhibit (i) to the Registrant’s Registration Statement on Form N-1A, as filed on June 6, 2020.

(iii)
Opinion and Consent of Counsel, relating to the TrueShares Low Volatility Equity Income ETF, is incorporated herein by reference to Exhibit (i)(6) to the Registrant’s Registration Statement on Form N-1A, as filed on January 26, 2021.

(iv)
Opinion and Consent of Counsel, relating to the RiverNorth Patriot ETF, is incorporated herein by reference to Exhibit (i)(iv) to the Registrant’s Registration Statement on Form N-1A, as filed on December 29, 2021.

(v)
Opinion and Consent of Counsel, relating to the RiverNorth Enhanced Pre-Merger SPAC ETF, is incorporated herein by reference to Exhibit (i) to the Registrant’s Registration Statement on Form N-1A, as filed on June 30, 2022.

(vi)
Opinion and Consent of Counsel, relating to the TrueShares Eagle Global Renewable Energy Income ETF, is incorporated herein by reference to Exhibit (i)(vi) to the Registrant’s Registration Statement on Form N-1A as filed on November 30, 2022.

(vii)
Opinion and Consent of Counsel on behalf of the TrueShares Active Yield ETF is incorporated herein by reference to Exhibit (p)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on April 24, 2024.

(j)			Consent of Independent Registered Public Accounting Firm - is filed herewith.
(k)			Not applicable.
(l)			Not applicable.
(m)	(i)
Rule 12b-1 Plan dated September 13, 2017 (the “12b-1 Plan”) is incorporated herein by reference to Exhibit (m) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on October 2, 2017.

	(ii)		Amended Appendix A to the Rule 12b-1 Plan is incorporated herein by reference to Exhibit (p)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on April 24, 2024.
(n)			Not applicable.
(o)			Reserved.
(p)	(i)		Registrant’s Code of Ethics dated March 19, 2019 is incorporated herein by reference to Exhibit (p)(1) to the Registrant’s Registration Statement on Form N-1A, as filed on April 26, 2019.
	(ii)		Code of Ethics of TrueMark Investments, LLC is incorporated herein by reference to Exhibit (p)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on February 26, 2020.
	(iii)		Code of Ethics of Black Hill Capital Partners, LLC is incorporated herein by reference to Exhibit (p)(iv) to the Registrant's Registration Statement on Form N-1A, as filed on June 2, 2020.
	(iv)		Code of Ethics of SpiderRock Advisors, LLC is incorporated herein by reference to Exhibit (p)(vi) to the Registrant's Registration Statement on Form N-1A, as filed on June 2, 2020.
(v)
Code of Ethics of Opal Capital, LLC is incorporated by reference to Exhibit (p)(v) to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 28, 2023.

	(vi)		Code of Ethics of RiverNorth Capital Management, LLC is incorporated herein by reference to Exhibit (p)(vii) to the Registrant’s Registration Statement on Form N-1A, as filed on December 29, 2021.
	(vii)		Code of Ethics of Eagle Global Advisors, LLC is incorporated herein by reference to Exhibit (p)(vii) to the Registrant’s Registration Statement on Form N-1A, as filed on November 30, 2022.
(viii)
Code of Ethics of Wealth Builder Funds, LLC, dated December 1, 2023, is incorporated herein by reference to Exhibit (p)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on April 24, 2024.

Item 29. Persons Controlled by or Under Common Control with the Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.
2

Item 30. Indemnification
Every person who is, has been, or becomes a Trustee or officer of the Registrant (hereinafter referred to as a “Covered Person”) shall be indemnified by the Registrant to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been such a Trustee or officer, and against amounts paid or incurred by them in the settlement thereof. Every person who is, has been, or becomes an agent of the Registrant may, upon due approval of the Trustees (including a majority of the Trustees who are not interested persons of the Registrant), be indemnified by the Registrant, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having been an agent, and against amounts paid or incurred by him in the settlement thereof. Every Person who is serving or has served at the request of the Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not interested persons of the Registrant), be indemnified by the Registrant, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any proceeding in which they become involved as a party or otherwise by virtue of their being or having held such Other Position, and against amounts paid or incurred by them in the settlement thereof.
The Registrant shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any proceeding, by reason of alleged acts or omissions within the scope of their service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by them in connection with such proceeding to the maximum extent consistent with state law and the Investment Company Act of 1940, as amended.
No indemnification shall be provided to any person who shall have been adjudicated by a court or body before which the proceeding was brought: (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office, or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
This Item incorporates by reference each investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser and Sub-Advisers	SEC File No.
TrueMark Investments, LLC	801-117961
SpiderRock Advisors, LLC	801-80178
Black Hill Capital Partners, LLC	801-118997
Opal Capital, LLC	801-126398
RiverNorth Capital Management, LLC	801-61533
Eagle Global Advisors, LLC	801-53294
Wealth Builder Funds, LLC	801-129063
Item 32. Principal Underwriters
(a)    Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.AB Active ETFs, Inc.
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2.ABS Long/Short Strategies Fund
3.Absolute Shares Trust
4.ActivePassive Core Bond ETF, Series of Trust for Professional Managers
5.ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
6.ActivePassive International Equity ETF, Series of Trust for Professional Managers
7.ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
8.Adaptive Core ETF, Series of Collaborative Investment Series Trust
9.AdvisorShares Trust
10.AFA Multi-Manager Credit Fund
11.AGF Investments Trust
12.AIM ETF Products Trust
13.Alexis Practical Tactical ETF, Series of Listed Funds Trust
14.AlphaCentric Prime Meridian Income Fund
15.American Century ETF Trust
16.Amplify ETF Trust
17.Applied Finance Dividend Fund, Series of World Funds Trust
18.Applied Finance Explorer Fund, Series of World Funds Trust
19.Applied Finance Select Fund, Series of World Funds Trust
20.ARK ETF Trust
21.ARK Venture Fund
22.Bitwise Funds Trust
23.Bluestone Community Development Fund
24.BondBloxx ETF Trust
25.Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.Bridgeway Funds, Inc.
27.Brinker Capital Destinations Trust
28.Brookfield Real Assets Income Fund Inc.
29.Build Funds Trust
30.Calamos Convertible and High Income Fund
31.Calamos Convertible Opportunities and Income Fund
32.Calamos Dynamic Convertible and Income Fund
33.Calamos ETF Trust
34.Calamos Global Dynamic Income Fund
35.Calamos Global Total Return Fund
36.Calamos Strategic Total Return Fund
37.Carlyle Tactical Private Credit Fund
38.Cascade Private Capital Fund
39.Center Coast Brookfield MLP & Energy Infrastructure Fund
40.Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
41.Clifford Capital International Value Fund, Series of World Funds Trust
42.Clifford Capital Partners Fund, Series of World Funds Trust
43.Cliffwater Corporate Lending Fund
44.Cliffwater Enhanced Lending Fund
45.Cohen & Steers Infrastructure Fund, Inc.
46.Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
47.CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
48.CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
49.Curasset Capital Management Core Bond Fund, Series of World Funds Trust
50.Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
51.CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
52.Davis Fundamental ETF Trust
53.Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
54.Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
55.Defiance Israel Bond ETF, Series of ETF Series Solutions
56.Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
57.Defiance Next Gen H2 ETF, Series of ETF Series Solutions
58.Defiance Quantum ETF, Series of ETF Series Solutions
59.Denali Structured Return Strategy Fund
60.Direxion Funds
61.Direxion Shares ETF Trust
62.Dividend Performers ETF, Series of Listed Funds Trust
63.Dodge & Cox Funds
64.DoubleLine ETF Trust
65.DoubleLine Income Solutions Fund
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66.DoubleLine Opportunistic Credit Fund
67.DoubleLine Yield Opportunities Fund
68.DriveWealth ETF Trust
69.EIP Investment Trust
70.Ellington Income Opportunities Fund
71.ETF Opportunities Trust
72.Evanston Alternative Opportunities Fund
73.Exchange Listed Funds Trust
74.FlexShares Trust
75.Forum Funds
76.Forum Funds II
77.Forum Real Estate Income Fund
78.Goose Hollow Enhanced Equity ETF, Series of Collaborative Investment Series Trust
79.Goose Hollow Multi-Strategy Income ETF, Series of Collaborative Investment Series Trust
80.Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
81.Grayscale Future of Finance ETF, Series of ETF Series Solutions
82.Guinness Atkinson Funds
83.Harbor ETF Trust
84.Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
85.Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
86.Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
87.Horizon Kinetics Medical ETF, Series of Listed Funds Trust
88.Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
89.IDX Funds
90.Innovator ETFs Trust
91.Ironwood Institutional Multi-Strategy Fund LLC
92.Ironwood Multi-Strategy Fund LLC
93.John Hancock Exchange-Traded Fund Trust
94.LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
95.Mairs & Power Balanced Fund, Series of Trust for Professional Managers
96.Mairs & Power Growth Fund, Series of Trust for Professional Managers
97.Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
98.Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
99.Manor Investment Funds
100.Milliman Variable Insurance Trust
101.Mindful Conservative ETF, Series of Collaborative Investment Series Trust
102.Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
103.Mohr Growth ETF, Series of Collaborative Investment Series Trust
104.Mohr Industry Nav ETF, Series of Collaborative Investment Series Trust
105.Mohr Sector Nav ETF, Series of Collaborative Investment Series Trust
106.Morgan Stanley ETF Trust
107.Morningstar Funds Trust
108.Mutual of America Investment Corporation
109.NEOS ETF Trust
110.Niagara Income Opportunities Fund
111.North Square Investments Trust
112.OTG Latin American Fund, Series of World Funds Trust
113.Overlay Shares Core Bond ETF, Series of Listed Funds Trust
114.Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
115.Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
116.Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
117.Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
118.Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
119.Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
120.Palmer Square Opportunistic Income Fund
121.Partners Group Private Income Opportunities, LLC
122.Performance Trust Mutual Funds, Series of Trust for Professional Managers
123.Perkins Discovery Fund, Series of World Funds Trust
124.Philotimo Focused Growth and Income Fund, Series of World Funds Trust
125.Plan Investment Fund, Inc.
126.PMC Core Fixed Income Fund, Series of Trust for Professional Managers
127.PMC Diversified Equity Fund, Series of Trust for Professional Managers
128.Point Bridge America First ETF, Series of ETF Series Solutions
129.Preferred-Plus ETF, Series of Listed Funds Trust
5

130.Putnam ETF Trust
131.Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
132.Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
133.Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
134.Renaissance Capital Greenwich Funds
135.Reynolds Funds, Inc.
136.RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
137.RiverNorth Patriot ETF, Series of Listed Funds Trust
138.RMB Investors Trust
139.Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
140.Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
141.Roundhill Alerian LNG ETF, Series of Listed Funds Trust
142.Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
143.Roundhill Cannabis ETF, Series of Listed Funds Trust
144.Roundhill ETF Trust
145.Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
146.Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust
147.Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
148.Roundhill Video Games ETF, Series of Listed Funds Trust
149.Rule One Fund, Series of World Funds Trust
150.Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
151.Six Circles Trust
152.Sound Shore Fund, Inc.
153.SP Funds Trust
154.Sparrow Funds
155.Spear Alpha ETF, Series of Listed Funds Trust
156.STF Tactical Growth & Income ETF, Series of Listed Funds Trust
157.STF Tactical Growth ETF, Series of Listed Funds Trust
158.Strategic Trust
159.Strategy Shares
160.Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
161.Syntax ETF Trust
162.Tekla World Healthcare Fund
163.Tema ETF Trust
164.Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
165.Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust
166.Teucrium AiLA Long-Short Base Metals Strategy ETF, Series of Listed Funds Trust
167.The 2023 ETF Series Trust
168.The 2023 ETF Series Trust II
169.The Community Development Fund
170.The Finite Solar Finance Fund
171.The Private Shares Fund
172.The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
173.Third Avenue Trust
174.Third Avenue Variable Series Trust
175.Tidal ETF Trust
176.Tidal Trust II
177.TIFF Investment Program
178.Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
179.Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
180.Timothy Plan International ETF, Series of The Timothy Plan
181.Timothy Plan Market Neutral ETF, Series of The Timothy Plan
182.Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
183.Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
184.Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
185.Total Fund Solution
186.Touchstone ETF Trust
187.TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
188.TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
189.TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
190.TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
191.TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
192.TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
193.TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
6

194.TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
195.TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
196.TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
197.TrueShares Structured Outcome (May) ETF, Listed Funds Trust
198.TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
199.TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
200.TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
201.TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
202.U.S. Global Investors Funds
203.Union Street Partners Value Fund, Series of World Funds Trust
204.Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
205.Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
206.Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
207.Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
208.Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
209.Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
210.VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
211.VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
212.VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
213.VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
214.VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
215.VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
216.VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
217.VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
218.VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
219.VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
220.VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
221.VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
222.VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
223.VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
224.VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
225.VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
226.VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
227.VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
228.VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
229.VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
230.VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
231.VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
232.VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
233.VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
234.Volatility Shares Trust
235.West Loop Realty Fund, Series of Investment Managers Series Trust
236.Wilshire Mutual Funds, Inc.
237.Wilshire Variable Insurance Trust
238.WisdomTree Digital Trust
239.WisdomTree Trust
240.WST Investment Trust
241.XAI Octagon Floating Rate & Alternative Income Term Trust

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
7

Name	Address	Position with Underwriter	Position with Registrant
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.

Item 33. Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Principal Underwriter	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Registrant’s Investment Adviser and Sub-Advisers	TrueMark Investments, LLC 433 West Van Buren Street, 1150-E Chicago, Illinois 60607
SpiderRock Advisors, LLC 300 South Wacker Drive, Suite 2840 Chicago, Illinois 60606
Black Hill Capital Partners, LLC 101 California Street San Francisco, California 94111
Opal Capital, LLC 1900 Glades Road, Suite 150 Boca Raton, Florida 33431
RiverNorth Capital Management, LLC, 4360 South Rosemary Avenue, Suite 1420 West Palm Beach, Florida 33401
Eagle Global Advisors, LLC 1330 Post Oak Boulevard, Suite 3000 Houston, Texas 77056
Wealth Builder Funds, LLC 117 West Main Street Cary, Illinois 60013
Item 34. Management Services
Not applicable.
8

Item 35. Undertakings
Not applicable.
9

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on April 26, 2024.

Listed Funds Trust

By:	/s/ Jay S. Fitton
Jay S. Fitton
Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2024.

Signature	Title

*John L. Jacobs	Trustee
John L. Jacobs

*Koji Felton	Trustee
Koji Felton

*Pamela H. Conroy	Trustee
Pamela H. Conroy

*Paul R. Fearday	Trustee and Chairman
Paul R. Fearday

*Gregory C. Bakken	President and Principal Executive Officer
Gregory C. Bakken

* Travis G. Babich Travis G. Babich	Treasurer and Principal Financial Officer

*By: /s/ Jay S. Fitton Jay S. Fitton, Attorney-in-Fact Pursuant to Powers of Attorney

10

EXHIBIT INDEX

Exhibit Number	Description

(j)	Consent of Independent Registered Public Accounting Firm
11